UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/25

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2025, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 27, 2026 (Accession Number 0000930413-26-000617). The sole purpose of this filing is to correct the issuance dates of two of the reports of the Independent Registered Public Accounting Firm, Deloitte & Touche LLP, related to Lazard Government Money Market Portfolio, Lazard US Convertibles Portfolio, Lazard US High Yield Portfolio, and Lazard US Short Duration Fixed Income Portfolio of The Lazard Funds, Inc. and Lazard Developing Markets Equity Portfolio, Lazard Emerging Markets Equity Advantage Portfolio, Lazard Emerging Markets Equity Portfolio, Lazard Equity Franchise Portfolio, Lazard Global Listed Infrastructure Portfolio, Lazard Global Small Cap Equity Portfolio, Lazard International Equity Portfolio, Lazard International Equity Select Portfolio, Lazard International Quality Growth Portfolio, Lazard International Strategic Equity Portfolio, Lazard US Equity Concentrated Portfolio, Lazard US Equity Focus Portfolio, and Lazard US Small Cap Equity Select Portfolio of The Lazard Funds, Inc.. Except for such change, this amendment does not amend, update, or change any other items or disclosures found in the original Form N-CSR filing.

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Government Money Market Portfolio

LZIXX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Government Money Market Portfolio for the period of October 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$5	0.18%
Footnote	Description
Footnote[1]	Annualized

Key Portfolio Statistics

Total Net Assets	$798,816,456
# of Portfolio Holdings	29
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$303,182

Security Type (% of Net Assets)

Short-Term Investments	71.8%
U.S. Treasury Securities	14.3%
U.S. Government Securities	13.9%

Maturity (% of Net Assets)

1 - 7 Days	71.8%
8 - 30 Days	3.7%
31 - 60 Days	8.4%
61 - 90 Days	11.0%
91 - 180 Days	4.2%
Over 180 Days	0.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Opportunistic Strategies Portfolio

LCAIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$109	1.02%

How did the Portfolio perform last year and what affected its performance?

  Trending investments outperformed the Global Asset Allocation Blended Index. Performance was helped by exposure to US large cap and growth stocks and to Japan.

  Diversifying investments outperformed the Global Asset Allocation Blended Index. Exposure to our custom European Defense basket added value, as did exposure to copper.

  Contrarian investments underperformed the Global Asset Allocation Blended Index. Exposure to US Value and to Europe was helpful. Initial exposure (which we later divested from) to US small cap, tech-software, and financials detracted.

  Top security-level contributors included our Custom European Defense Basket, which benefitted from rising geopolitical tensions and sharp increases in European defense budgets. Also contributing strongly were our investments in the Vanguard S&P 500 ETF and Vanguard S&P 500 Growth ETF, which surged in 2025 driven by robust earnings growth – especially from AI and tech leaders.

  Top security-level detractors included initial investments (since divested) in the iShares Russell 2000 ETF and the iShares Expanded Tech-Software Sector ETF, as small-cap stocks struggled in early 2025 due to their greater sensitivity to elevated interest rates and renewed recession fears. Early‑2025 tech‑software performance was pressured by the investor rotation into AI‑hardware and semiconductor names.

  Currency forwards and custom equity basket total return swaps were used during the year and marginally detracted from performance.

Portfolio Performance

	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,583	$9,402	$9,696
2/16	$9,466	$9,332	$9,683
3/16	$9,872	$9,965	$10,100
4/16	$10,043	$10,123	$10,212
5/16	$10,021	$10,180	$10,247
6/16	$10,075	$10,066	$10,251
7/16	$10,438	$10,491	$10,537
8/16	$10,524	$10,499	$10,537
9/16	$10,566	$10,555	$10,569
10/16	$10,395	$10,351	$10,414
11/16	$10,438	$10,500	$10,404
12/16	$10,536	$10,751	$10,561
1/17	$10,796	$11,011	$10,722
2/17	$10,992	$11,316	$10,930
3/17	$11,014	$11,437	$10,999
4/17	$11,133	$11,606	$11,131
5/17	$11,242	$11,851	$11,307
6/17	$11,437	$11,897	$11,329
7/17	$11,676	$12,182	$11,511
8/17	$11,633	$12,199	$11,561
9/17	$11,991	$12,473	$11,696
10/17	$12,165	$12,708	$11,831
11/17	$12,241	$12,984	$11,980
12/17	$12,405	$13,159	$12,100
1/18	$12,931	$13,854	$12,428
2/18	$12,393	$13,280	$12,066
3/18	$12,124	$12,991	$11,937
4/18	$12,206	$13,140	$11,983
5/18	$12,194	$13,222	$12,063
6/18	$12,089	$13,216	$12,053
7/18	$12,358	$13,629	$12,280
8/18	$12,483	$13,797	$12,404
9/18	$12,412	$13,874	$12,414
10/18	$11,518	$12,856	$11,828
11/18	$11,638	$13,002	$11,936
12/18	$10,827	$12,013	$11,496
1/19	$11,495	$12,948	$12,082
2/19	$11,743	$13,337	$12,303
3/19	$11,818	$13,512	$12,493
4/19	$12,065	$13,991	$12,760
5/19	$11,706	$13,184	$12,401
6/19	$12,028	$14,053	$12,946
7/19	$12,152	$14,122	$12,996
8/19	$12,003	$13,833	$12,971
9/19	$12,065	$14,128	$13,105
10/19	$12,164	$14,487	$13,321
11/19	$12,313	$14,891	$13,543
12/19	$12,467	$15,337	$13,788
1/20	$12,480	$15,244	$13,844
2/20	$11,987	$13,955	$13,250
3/20	$10,977	$12,108	$12,220
4/20	$11,823	$13,431	$13,108
5/20	$12,290	$14,080	$13,524
6/20	$12,467	$14,452	$13,781
7/20	$12,796	$15,144	$14,259
8/20	$13,061	$16,155	$14,792
9/20	$12,884	$15,598	$14,470
10/20	$12,618	$15,120	$14,178
11/20	$13,402	$17,053	$15,311
12/20	$13,648	$17,776	$15,721
1/21	$13,558	$17,599	$15,583
2/21	$13,790	$18,050	$15,732
3/21	$14,164	$18,651	$15,974
4/21	$14,538	$19,519	$16,470
5/21	$14,719	$19,800	$16,636
6/21	$14,745	$20,095	$16,833
7/21	$14,874	$20,455	$17,089
8/21	$15,209	$20,964	$17,332
9/21	$14,616	$20,094	$16,835
10/21	$15,235	$21,232	$17,406
11/21	$14,861	$20,766	$17,192
12/21	$15,416	$21,654	$17,621
1/22	$14,649	$20,508	$16,909
2/22	$14,407	$19,990	$16,579
3/22	$14,541	$20,538	$16,658
4/22	$13,828	$18,832	$15,575
5/22	$13,747	$18,846	$15,623
6/22	$13,033	$17,214	$14,727
7/22	$13,545	$18,580	$15,573
8/22	$13,267	$17,804	$15,003
9/22	$12,564	$16,149	$13,900
10/22	$13,074	$17,308	$14,427
11/22	$13,460	$18,512	$15,251
12/22	$13,115	$17,726	$14,819
1/23	$13,519	$18,980	$15,631
2/23	$13,142	$18,524	$15,244
3/23	$13,421	$19,096	$15,682
4/23	$13,561	$19,431	$15,885
5/23	$13,226	$19,237	$15,721
6/23	$13,658	$20,400	$16,272
7/23	$14,062	$21,085	$16,595
8/23	$13,672	$20,582	$16,313
9/23	$13,156	$19,694	$15,723
10/23	$12,836	$19,122	$15,350
11/23	$13,756	$20,915	$16,489
12/23	$14,464	$21,942	$17,229
1/24	$14,536	$22,205	$17,334
2/24	$15,010	$23,147	$17,681
3/24	$15,383	$23,891	$18,094
4/24	$14,650	$23,003	$17,508
5/24	$15,196	$24,030	$18,094
6/24	$15,541	$24,519	$18,384
7/24	$15,685	$24,951	$18,599
8/24	$15,981	$25,611	$19,001
9/24	$16,247	$26,080	$19,311
10/24	$15,995	$25,563	$18,890
11/24	$16,751	$26,736	$19,491
12/24	$16,242	$26,039	$19,057
1/25	$16,720	$26,958	$19,501
2/25	$16,704	$26,764	$19,584
3/25	$16,131	$25,572	$19,064
4/25	$16,035	$25,799	$19,195
5/25	$16,688	$27,326	$19,824
6/25	$17,277	$28,506	$20,468
7/25	$17,293	$28,873	$20,604
8/25	$17,558	$29,626	$21,026
9/25	$18,216	$30,578	$21,527
10/25	$18,505	$31,190	$21,839
11/25	$18,457	$31,279	$21,930
12/25	$18,517	$31,531	$22,024

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	14.01%	6.29%	6.35%
MSCI World Index	21.09%	12.15%	12.17%
Global Asset Allocation Blended Index	15.57%	6.97%	8.22%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$23,815,251
# of Portfolio Holdings	17
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$106,545

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	15.6%
Vanguard S&P 500 Growth ETF	14.6%
iShares 20+ Year Treasury Bond ETF	12.2%
Vanguard S&P 500 Value ETF	11.8%
Invesco QQQ Trust	6.1%
iShares MSCI Japan ETF	5.8%
iShares 1-3 Year Treasury Bond ETF	5.3%
SPDR EURO STOXX 50 ETF	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2%
iShares MSCI USA Momentum Factor ETF	2.7%

Sector Allocation (% of Net Assets)

Equity Funds	67.7%
Fixed Income	22.7%
Commodity	3.5%
Other (includes short-term investments)	6.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Opportunistic Strategies Portfolio

LCAOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$136	1.27%

How did the Portfolio perform last year and what affected its performance?

  Trending investments outperformed the Global Asset Allocation Blended Index. Performance was helped by exposure to US large cap and growth stocks and to Japan.

  Diversifying investments outperformed the Global Asset Allocation Blended Index. Exposure to our custom European Defense basket added value, as did exposure to copper.

  Contrarian investments underperformed the Global Asset Allocation Blended Index. Exposure to US Value and to Europe was helpful. Initial exposure (which we later divested from) to US small cap, tech-software, and financials detracted.

  Top security-level contributors included our Custom European Defense Basket, which benefitted from rising geopolitical tensions and sharp increases in European defense budgets. Also contributing strongly were our investments in the Vanguard S&P 500 ETF and Vanguard S&P 500 Growth ETF, which surged in 2025 driven by robust earnings growth – especially from AI and tech leaders.

  Top security-level detractors included initial investments (since divested) in the iShares Russell 2000 ETF and the iShares Expanded Tech-Software Sector ETF, as small-cap stocks struggled in early 2025 due to their greater sensitivity to elevated interest rates and renewed recession fears. Early‑2025 tech‑software performance was pressured by the investor rotation into AI‑hardware and semiconductor names.

  Currency forwards and custom equity basket total return swaps were used during the year and marginally detracted from performance.

Portfolio Performance

	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,592	$9,402	$9,696
2/16	$9,463	$9,332	$9,683
3/16	$9,871	$9,965	$10,100
4/16	$10,043	$10,123	$10,212
5/16	$10,021	$10,180	$10,247
6/16	$10,075	$10,066	$10,251
7/16	$10,430	$10,491	$10,537
8/16	$10,505	$10,499	$10,537
9/16	$10,559	$10,555	$10,569
10/16	$10,376	$10,351	$10,414
11/16	$10,419	$10,500	$10,404
12/16	$10,508	$10,751	$10,561
1/17	$10,770	$11,011	$10,722
2/17	$10,966	$11,316	$10,930
3/17	$10,976	$11,437	$10,999
4/17	$11,096	$11,606	$11,131
5/17	$11,205	$11,851	$11,307
6/17	$11,390	$11,897	$11,329
7/17	$11,630	$12,182	$11,511
8/17	$11,586	$12,199	$11,561
9/17	$11,935	$12,473	$11,696
10/17	$12,109	$12,708	$11,831
11/17	$12,185	$12,984	$11,980
12/17	$12,345	$13,159	$12,100
1/18	$12,860	$13,854	$12,428
2/18	$12,321	$13,280	$12,066
3/18	$12,052	$12,991	$11,937
4/18	$12,134	$13,140	$11,983
5/18	$12,111	$13,222	$12,063
6/18	$12,005	$13,216	$12,053
7/18	$12,274	$13,629	$12,280
8/18	$12,388	$13,797	$12,404
9/18	$12,329	$13,874	$12,414
10/18	$11,423	$12,856	$11,828
11/18	$11,542	$13,002	$11,936
12/18	$10,734	$12,013	$11,496
1/19	$11,401	$12,948	$12,082
2/19	$11,648	$13,337	$12,303
3/19	$11,710	$13,512	$12,493
4/19	$11,957	$13,991	$12,760
5/19	$11,586	$13,184	$12,401
6/19	$11,920	$14,053	$12,946
7/19	$12,031	$14,122	$12,996
8/19	$11,871	$13,833	$12,971
9/19	$11,945	$14,128	$13,105
10/19	$12,031	$14,487	$13,321
11/19	$12,179	$14,891	$13,543
12/19	$12,334	$15,337	$13,788
1/20	$12,347	$15,244	$13,844
2/20	$11,845	$13,955	$13,250
3/20	$10,840	$12,108	$12,220
4/20	$11,681	$13,431	$13,108
5/20	$12,133	$14,080	$13,524
6/20	$12,309	$14,452	$13,781
7/20	$12,636	$15,144	$14,259
8/20	$12,887	$16,155	$14,792
9/20	$12,711	$15,598	$14,470
10/20	$12,447	$15,120	$14,178
11/20	$13,226	$17,053	$15,311
12/20	$13,475	$17,776	$15,721
1/21	$13,373	$17,599	$15,583
2/21	$13,590	$18,050	$15,732
3/21	$13,961	$18,651	$15,974
4/21	$14,333	$19,519	$16,470
5/21	$14,512	$19,800	$16,636
6/21	$14,537	$20,095	$16,833
7/21	$14,652	$20,455	$17,089
8/21	$14,972	$20,964	$17,332
9/21	$14,397	$20,094	$16,835
10/21	$14,998	$21,232	$17,406
11/21	$14,627	$20,766	$17,192
12/21	$15,166	$21,654	$17,621
1/22	$14,419	$20,508	$16,909
2/22	$14,179	$19,990	$16,579
3/22	$14,299	$20,538	$16,658
4/22	$13,593	$18,832	$15,575
5/22	$13,513	$18,846	$15,623
6/22	$12,807	$17,214	$14,727
7/22	$13,313	$18,580	$15,573
8/22	$13,039	$17,804	$15,003
9/22	$12,342	$16,149	$13,900
10/22	$12,834	$17,308	$14,427
11/22	$13,216	$18,512	$15,251
12/22	$12,882	$17,726	$14,819
1/23	$13,267	$18,980	$15,631
2/23	$12,896	$18,524	$15,244
3/23	$13,157	$19,096	$15,682
4/23	$13,295	$19,431	$15,885
5/23	$12,965	$19,237	$15,721
6/23	$13,391	$20,400	$16,272
7/23	$13,790	$21,085	$16,595
8/23	$13,391	$20,582	$16,313
9/23	$12,882	$19,694	$15,723
10/23	$12,566	$19,122	$15,350
11/23	$13,474	$20,915	$16,489
12/23	$14,151	$21,942	$17,229
1/24	$14,222	$22,205	$17,334
2/24	$14,703	$23,147	$17,681
3/24	$15,057	$23,891	$18,094
4/24	$14,321	$23,003	$17,508
5/24	$14,859	$24,030	$18,094
6/24	$15,198	$24,519	$18,384
7/24	$15,340	$24,951	$18,599
8/24	$15,632	$25,611	$19,001
9/24	$15,880	$26,080	$19,311
10/24	$15,632	$25,563	$18,890
11/24	$16,362	$26,736	$19,491
12/24	$15,864	$26,039	$19,057
1/25	$16,319	$26,958	$19,501
2/25	$16,303	$26,764	$19,584
3/25	$15,739	$25,572	$19,064
4/25	$15,645	$25,799	$19,195
5/25	$16,272	$27,326	$19,824
6/25	$16,851	$28,506	$20,468
7/25	$16,851	$28,873	$20,604
8/25	$17,127	$29,626	$21,026
9/25	$17,759	$30,578	$21,527
10/25	$18,043	$31,190	$21,839
11/25	$17,980	$31,279	$21,930
12/25	$18,041	$31,531	$22,024

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	13.72%	6.01%	6.08%
MSCI World Index	21.09%	12.15%	12.17%
Global Asset Allocation Blended Index	15.57%	6.97%	8.22%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$23,815,251
# of Portfolio Holdings	17
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$106,545

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	15.6%
Vanguard S&P 500 Growth ETF	14.6%
iShares 20+ Year Treasury Bond ETF	12.2%
Vanguard S&P 500 Value ETF	11.8%
Invesco QQQ Trust	6.1%
iShares MSCI Japan ETF	5.8%
iShares 1-3 Year Treasury Bond ETF	5.3%
SPDR EURO STOXX 50 ETF	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2%
iShares MSCI USA Momentum Factor ETF	2.7%

Sector Allocation (% of Net Assets)

Equity Funds	67.7%
Fixed Income	22.7%
Commodity	3.5%
Other (includes short-term investments)	6.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Convertibles Portfolio

CONIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.75%

How did the Portfolio perform last year and what affected its performance?

  The convertible bond asset class showed strong upside capture to US equities performance during the year, as mid-cap companies and technology sectors (important convertible exposures) participated in the rally.

  An overweight to technology hardware and industrials were additive to performance, buoyed by robust global investment in artificial intelligence themes throughout the year.

  Biotechnology selections also helped, mainly supported by idiosyncratic factors.

  Underweights to travel and consumer discretionary names were also additive as these sectors did not participate in the broader equity rally.

  Underweights to metals & mining, financial services, and consumer staples detracted.

  An underweight to data centers detracted in the second half of the year.

  Use of derivatives was a positive contributor to relative performance, with gains coming from both long equity index futures and long bond futures (which were used to increase duration).

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
1/23	$10,630	$10,000	$10,000
2/23	$10,370	$9,754	$9,871
3/23	$10,433	$9,983	$9,806
4/23	$10,282	$10,044	$9,670
5/23	$10,373	$9,940	$9,755
6/23	$10,909	$9,925	$10,260
7/23	$11,151	$9,934	$10,541
8/23	$10,778	$9,875	$10,268
9/23	$10,466	$9,639	$10,001
10/23	$9,970	$9,494	$9,561
11/23	$10,516	$9,921	$10,059
12/23	$11,062	$10,298	$10,668
1/24	$10,927	$10,273	$10,544
2/24	$10,938	$10,150	$10,671
3/24	$11,116	$10,250	$10,918
4/24	$10,740	$10,010	$10,538
5/24	$10,886	$10,176	$10,795
6/24	$11,077	$10,269	$10,895
7/24	$11,182	$10,502	$11,105
8/24	$11,350	$10,657	$11,251
9/24	$11,506	$10,803	$11,469
10/24	$11,485	$10,558	$11,565
11/24	$12,161	$10,669	$12,348
12/24	$11,644	$10,508	$11,856
1/25	$11,983	$10,571	$12,172
2/25	$11,622	$10,790	$11,929
3/25	$11,345	$10,787	$11,603
4/25	$11,550	$10,825	$11,759
5/25	$11,904	$10,770	$12,142
6/25	$12,393	$10,938	$12,633
7/25	$12,727	$10,923	$12,984
8/25	$12,858	$11,054	$13,210
9/25	$13,356	$11,171	$13,717
10/25	$13,860	$11,245	$14,146
11/25	$13,696	$11,312	$14,047
12/25	$13,616	$11,305	$13,988

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 12/30/22
Institutional Shares	16.94%	10.83%
US Universal Index	7.58%	5.24%
ICE BofA US Convertible Index	17.98%	13.96%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$17,447,159
# of Portfolio Holdings	98
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Lumentum Holdings, Inc., 0.500%, due 06/15/28	2.9%
Bank of America Corp.	2.7%
Western Digital Corp., 3.000%, due 11/15/28	2.7%
Boeing Co.	2.5%
Live Nation Entertainment, Inc., 2.875%, due 01/15/30	2.5%
PG&E Corp., 4.250%, due 12/01/27	2.1%
NextEra Energy Capital Holdings, Inc., 3.000%, due 03/01/27	2.0%
CMS Energy Corp., 3.375%, due 05/01/28	1.9%
Welltower OP LLC, 2.750%, due 05/15/28	1.9%
Exact Sciences Corp., 0.375%, due 03/01/28	1.8%

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	14.6%
Consumer Staples	13.0%
Communication Services	12.4%
Utilities	8.9%
Industrials	7.8%
Consumer Discretionary	6.3%
Other (includes short-term investments)	8.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Convertibles Portfolio

CONOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$108	1.00%

How did the Portfolio perform last year and what affected its performance?

  The convertible bond asset class showed strong upside capture to US equities performance during the year, as mid-cap companies and technology sectors (important convertible exposures) participated in the rally.

  An overweight to technology hardware and industrials were additive to performance, buoyed by robust global investment in artificial intelligence themes throughout the year.

  Biotechnology selections also helped, mainly supported by idiosyncratic factors.

  Underweights to travel and consumer discretionary names were also additive as these sectors did not participate in the broader equity rally.

  Underweights to metals & mining, financial services, and consumer staples detracted.

  An underweight to data centers detracted in the second half of the year.

  Use of derivatives was a positive contributor to relative performance, with gains coming from both long equity index futures and long bond futures (which were used to increase duration).

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
1/23	$10,630	$10,000	$10,000
2/23	$10,360	$9,754	$9,871
3/23	$10,427	$9,983	$9,806
4/23	$10,276	$10,044	$9,670
5/23	$10,367	$9,940	$9,755
6/23	$10,906	$9,925	$10,260
7/23	$11,138	$9,934	$10,541
8/23	$10,765	$9,875	$10,268
9/23	$10,447	$9,639	$10,001
10/23	$9,952	$9,494	$9,561
11/23	$10,487	$9,921	$10,059
12/23	$11,035	$10,298	$10,668
1/24	$10,900	$10,273	$10,544
2/24	$10,910	$10,150	$10,671
3/24	$11,081	$10,250	$10,918
4/24	$10,706	$10,010	$10,538
5/24	$10,852	$10,176	$10,795
6/24	$11,035	$10,269	$10,895
7/24	$11,140	$10,502	$11,105
8/24	$11,297	$10,657	$11,251
9/24	$11,455	$10,803	$11,469
10/24	$11,434	$10,558	$11,565
11/24	$12,108	$10,669	$12,348
12/24	$11,595	$10,508	$11,856
1/25	$11,923	$10,571	$12,172
2/25	$11,563	$10,790	$11,929
3/25	$11,281	$10,787	$11,603
4/25	$11,484	$10,825	$11,759
5/25	$11,836	$10,770	$12,142
6/25	$12,326	$10,938	$12,633
7/25	$12,647	$10,923	$12,984
8/25	$12,777	$11,054	$13,210
9/25	$13,272	$11,171	$13,717
10/25	$13,772	$11,245	$14,146
11/25	$13,598	$11,312	$14,047
12/25	$13,509	$11,305	$13,988

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 12/30/22
Open Shares	16.51%	10.54%
US Universal Index	7.58%	5.24%
ICE BofA US Convertible Index	17.98%	13.96%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$17,447,159
# of Portfolio Holdings	98
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Lumentum Holdings, Inc., 0.500%, due 06/15/28	2.9%
Bank of America Corp.	2.7%
Western Digital Corp., 3.000%, due 11/15/28	2.7%
Boeing Co.	2.5%
Live Nation Entertainment, Inc., 2.875%, due 01/15/30	2.5%
PG&E Corp., 4.250%, due 12/01/27	2.1%
NextEra Energy Capital Holdings, Inc., 3.000%, due 03/01/27	2.0%
CMS Energy Corp., 3.375%, due 05/01/28	1.9%
Welltower OP LLC, 2.750%, due 05/15/28	1.9%
Exact Sciences Corp., 0.375%, due 03/01/28	1.8%

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	14.6%
Consumer Staples	13.0%
Communication Services	12.4%
Utilities	8.9%
Industrials	7.8%
Consumer Discretionary	6.3%
Other (includes short-term investments)	8.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Concentrated Portfolio

LEVIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.83%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and industrials sectors contributed positively to relative performance. Overweight exposure to financials and underweight exposure in communication services also contributed positively to relative performance.

  DigitalOcean, a cloud computing platform for small and medium-sized businesses (SMBs), benefited from strong customer demand, new products, and speculation that the company could be the target of a takeover. Coherent, a global provider in lasers and semiconductors, rose amid positive artificial intelligence capex datapoints.

  Health care and communication services holdings detracted. Overweight exposure to consumer discretionary stocks also detracted. Vaxcyte, a leader in novel vaccine chemistry, detracted from performance as mixed data on several of its trials coupled with uncertainty around federal funding and regulation of the vaccine industry caused shares to underperform. We exited our position in pursuit of better risk-reward opportunities elsewhere.

  Marvell, a fabless chip designer, fell amid a lack of commentary from management about the company's growth trajectory for next year and its next-gen chip for Amazon, a large customer.

Portfolio Performance

	Institutional Shares	S&P 500 Index
12/15	$10,000	$10,000
1/16	$9,450	$9,504
2/16	$9,566	$9,491
3/16	$10,123	$10,135
4/16	$10,043	$10,174
5/16	$10,260	$10,357
6/16	$10,239	$10,384
7/16	$10,933	$10,766
8/16	$10,952	$10,782
9/16	$11,010	$10,784
10/16	$10,531	$10,587
11/16	$10,633	$10,979
12/16	$10,737	$11,196
1/17	$10,988	$11,408
2/17	$11,298	$11,861
3/17	$11,389	$11,875
4/17	$11,594	$11,997
5/17	$11,678	$12,166
6/17	$11,564	$12,242
7/17	$11,640	$12,494
8/17	$11,693	$12,532
9/17	$11,746	$12,790
10/17	$12,049	$13,089
11/17	$12,269	$13,490
12/17	$12,401	$13,640
1/18	$13,041	$14,421
2/18	$12,709	$13,890
3/18	$12,450	$13,537
4/18	$12,263	$13,589
5/18	$12,620	$13,916
6/18	$12,725	$14,002
7/18	$12,992	$14,523
8/18	$13,342	$14,996
9/18	$13,350	$15,081
10/18	$12,316	$14,050
11/18	$12,746	$14,337
12/18	$11,648	$13,042
1/19	$12,561	$14,087
2/19	$13,130	$14,540
3/19	$13,474	$14,822
4/19	$13,881	$15,422
5/19	$13,139	$14,442
6/19	$14,170	$15,460
7/19	$14,658	$15,682
8/19	$14,513	$15,434
9/19	$14,649	$15,723
10/19	$14,594	$16,063
11/19	$14,866	$16,646
12/19	$15,343	$17,149
1/20	$15,626	$17,142
2/20	$14,241	$15,731
3/20	$12,218	$13,788
4/20	$13,558	$15,555
5/20	$14,277	$16,296
6/20	$14,214	$16,620
7/20	$14,651	$17,558
8/20	$15,389	$18,820
9/20	$15,179	$18,105
10/20	$14,906	$17,623
11/20	$16,382	$19,552
12/20	$16,721	$20,304
1/21	$16,453	$20,099
2/21	$17,379	$20,653
3/21	$18,213	$21,558
4/21	$19,380	$22,708
5/21	$19,139	$22,867
6/21	$19,371	$23,401
7/21	$19,871	$23,957
8/21	$20,245	$24,685
9/21	$19,412	$23,537
10/21	$20,358	$25,186
11/21	$19,936	$25,011
12/21	$21,073	$26,132
1/22	$19,843	$24,780
2/22	$19,254	$24,038
3/22	$19,843	$24,931
4/22	$18,773	$22,757
5/22	$18,484	$22,798
6/22	$17,062	$20,917
7/22	$18,666	$22,845
8/22	$17,547	$21,914
9/22	$15,889	$19,895
10/22	$16,805	$21,506
11/22	$17,721	$22,708
12/22	$16,882	$21,400
1/23	$18,322	$22,744
2/23	$17,710	$22,189
3/23	$18,368	$23,004
4/23	$18,402	$23,363
5/23	$18,129	$23,465
6/23	$19,275	$25,015
7/23	$19,332	$25,819
8/23	$18,619	$25,408
9/23	$17,677	$24,196
10/23	$16,938	$23,687
11/23	$18,619	$25,851
12/23	$19,634	$27,025
1/24	$19,312	$27,479
2/24	$19,749	$28,946
3/24	$20,324	$29,878
4/24	$19,105	$28,657
5/24	$19,450	$30,078
6/24	$20,232	$31,158
7/24	$20,645	$31,537
8/24	$21,910	$32,302
9/24	$22,301	$32,992
10/24	$22,209	$32,693
11/24	$22,761	$34,612
12/24	$21,731	$33,787
1/25	$23,398	$34,728
2/25	$21,731	$34,274
3/25	$18,841	$32,343
4/25	$18,507	$32,124
5/25	$19,508	$34,146
6/25	$20,971	$35,882
7/25	$21,805	$36,688
8/25	$21,360	$37,431
9/25	$21,749	$38,798
10/25	$22,787	$39,706
11/25	$23,472	$39,803
12/25	$23,639	$39,828

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	8.78%	7.17%	8.98%
S&P 500 Index	17.88%	14.42%	14.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$35,740,661
# of Portfolio Holdings	21
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$180,620

Top 10 Holdings (% of Net Assets)

Amazon.com, Inc.	8.9%
Advanced Micro Devices, Inc.	8.0%
DigitalOcean Holdings, Inc.	7.9%
Marvell Technology, Inc.	7.8%
Microsoft Corp.	7.2%
First Watch Restaurant Group, Inc.	6.5%
Floor & Decor Holdings, Inc., Class A	4.8%
Zeta Global Holdings Corp., Class A	4.8%
Meta Platforms, Inc., Class A	4.7%
RH	4.6%

Sector Allocation (% of Net Assets)

Information Technology	42.3%
Consumer Discretionary	27.7%
Financials	10.0%
Communication Services	9.0%
Industrials	5.9%
Health Care	4.3%
Other (includes short-term investments)	0.8%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from .65% to .60% of the Portfolio’s average daily net assets.  Additionally, effective June 24, 2025, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .80% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

On January 22, 2026, the Board of Directors of The Lazard Funds, Inc. approved the liquidation of the Portfolio. It is anticipated that the Portfolio’s assets will be distributed to shareholders on or about April 22, 2026.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Concentrated Portfolio

LEVOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$113	1.08%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and industrials sectors contributed positively to relative performance. Overweight exposure to financials and underweight exposure in communication services also contributed positively to relative performance.

  DigitalOcean, a cloud computing platform for small and medium-sized businesses (SMBs), benefited from strong customer demand, new products, and speculation that the company could be the target of a takeover. Coherent, a global provider in lasers and semiconductors, rose amid positive artificial intelligence capex datapoints.

  Health care and communication services holdings detracted. Overweight exposure to consumer discretionary stocks also detracted. Vaxcyte, a leader in novel vaccine chemistry, detracted from performance as mixed data on several of its trials coupled with uncertainty around federal funding and regulation of the vaccine industry caused shares to underperform. We exited our position in pursuit of better risk-reward opportunities elsewhere.

  Marvell, a fabless chip designer, fell amid a lack of commentary from management about the company's growth trajectory for next year and its next-gen chip for Amazon, a large customer.

Portfolio Performance

	Open Shares	S&P 500 Index
12/15	$10,000	$10,000
1/16	$9,447	$9,504
2/16	$9,562	$9,491
3/16	$10,115	$10,135
4/16	$10,036	$10,174
5/16	$10,251	$10,357
6/16	$10,223	$10,384
7/16	$10,912	$10,766
8/16	$10,932	$10,782
9/16	$10,982	$10,784
10/16	$10,513	$10,587
11/16	$10,607	$10,979
12/16	$10,706	$11,196
1/17	$10,954	$11,408
2/17	$11,262	$11,861
3/17	$11,345	$11,875
4/17	$11,555	$11,997
5/17	$11,630	$12,166
6/17	$11,517	$12,242
7/17	$11,592	$12,494
8/17	$11,645	$12,532
9/17	$11,690	$12,790
10/17	$11,983	$13,089
11/17	$12,201	$13,490
12/17	$12,335	$13,640
1/18	$12,959	$14,421
2/18	$12,639	$13,890
3/18	$12,367	$13,537
4/18	$12,183	$13,589
5/18	$12,535	$13,916
6/18	$12,639	$14,002
7/18	$12,903	$14,523
8/18	$13,240	$14,996
9/18	$13,256	$15,081
10/18	$12,219	$14,050
11/18	$12,643	$14,337
12/18	$11,551	$13,042
1/19	$12,458	$14,087
2/19	$13,009	$14,540
3/19	$13,356	$14,822
4/19	$13,756	$15,422
5/19	$13,009	$14,442
6/19	$14,032	$15,460
7/19	$14,512	$15,682
8/19	$14,370	$15,434
9/19	$14,503	$15,723
10/19	$14,432	$16,063
11/19	$14,708	$16,646
12/19	$15,181	$17,149
1/20	$15,449	$17,142
2/20	$14,081	$15,731
3/20	$12,078	$13,788
4/20	$13,392	$15,555
5/20	$14,099	$16,296
6/20	$14,036	$16,620
7/20	$14,465	$17,558
8/20	$15,189	$18,820
9/20	$14,984	$18,105
10/20	$14,707	$17,623
11/20	$16,164	$19,552
12/20	$16,490	$20,304
1/21	$16,227	$20,099
2/21	$17,134	$20,653
3/21	$17,959	$21,558
4/21	$19,101	$22,708
5/21	$18,856	$22,867
6/21	$19,074	$23,401
7/21	$19,572	$23,957
8/21	$19,929	$24,685
9/21	$19,113	$23,537
10/21	$20,039	$25,186
11/21	$19,618	$25,011
12/21	$20,731	$26,132
1/22	$19,511	$24,780
2/22	$18,937	$24,038
3/22	$19,501	$24,931
4/22	$18,458	$22,757
5/22	$18,166	$22,798
6/22	$16,758	$20,917
7/22	$18,333	$22,845
8/22	$17,231	$21,914
9/22	$15,594	$19,895
10/22	$16,497	$21,506
11/22	$17,390	$22,708
12/22	$16,570	$21,400
1/23	$17,970	$22,744
2/23	$17,374	$22,189
3/23	$18,014	$23,004
4/23	$18,036	$23,363
5/23	$17,760	$23,465
6/23	$18,885	$25,015
7/23	$18,940	$25,819
8/23	$18,236	$25,408
9/23	$17,309	$24,196
10/23	$16,591	$23,687
11/23	$18,223	$25,851
12/23	$19,224	$27,025
1/24	$18,893	$27,479
2/24	$19,334	$28,946
3/24	$19,886	$29,878
4/24	$18,694	$28,657
5/24	$19,025	$30,078
6/24	$19,775	$31,158
7/24	$20,173	$31,537
8/24	$21,409	$32,302
9/24	$21,784	$32,992
10/24	$21,674	$32,693
11/24	$22,225	$34,612
12/24	$21,218	$33,787
1/25	$22,879	$34,728
2/25	$21,218	$34,274
3/25	$18,417	$32,343
4/25	$18,054	$32,124
5/25	$19,022	$34,146
6/25	$20,458	$35,882
7/25	$21,253	$36,688
8/25	$20,821	$37,431
9/25	$21,201	$38,798
10/25	$22,204	$39,706
11/25	$22,861	$39,803
12/25	$23,034	$39,828

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	8.56%	6.91%	8.70%
S&P 500 Index	17.88%	14.42%	14.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$35,740,661
# of Portfolio Holdings	21
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$180,620

Top 10 Holdings (% of Net Assets)

Amazon.com, Inc.	8.9%
Advanced Micro Devices, Inc.	8.0%
DigitalOcean Holdings, Inc.	7.9%
Marvell Technology, Inc.	7.8%
Microsoft Corp.	7.2%
First Watch Restaurant Group, Inc.	6.5%
Floor & Decor Holdings, Inc., Class A	4.8%
Zeta Global Holdings Corp., Class A	4.8%
Meta Platforms, Inc., Class A	4.7%
RH	4.6%

Sector Allocation (% of Net Assets)

Information Technology	42.3%
Consumer Discretionary	27.7%
Financials	10.0%
Communication Services	9.0%
Industrials	5.9%
Health Care	4.3%
Other (includes short-term investments)	0.8%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from .65% to .60% of the Portfolio’s average daily net assets.  Additionally, effective June 24, 2025, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

On January 22, 2026, the Board of Directors of The Lazard Funds, Inc. approved the liquidation of the Portfolio. It is anticipated that the Portfolio’s assets will be distributed to shareholders on or about April 22, 2026.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Concentrated Portfolio

RLUEX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$81	0.78%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and industrials sectors contributed positively to relative performance. Overweight exposure to financials and underweight exposure in communication services also contributed positively to relative performance.

  DigitalOcean, a cloud computing platform for small and medium-sized businesses (SMBs), benefited from strong customer demand, new products, and speculation that the company could be the target of a takeover. Coherent, a global provider in lasers and semiconductors, rose amid positive artificial intelligence capex datapoints.

  Health care and communication services holdings detracted. Overweight exposure to consumer discretionary stocks also detracted. Vaxcyte, a leader in novel vaccine chemistry, detracted from performance as mixed data on several of its trials coupled with uncertainty around federal funding and regulation of the vaccine industry caused shares to underperform. We exited our position in pursuit of better risk-reward opportunities elsewhere.

  Marvell, a fabless chip designer, fell amid a lack of commentary from management about the company's growth trajectory for next year and its next-gen chip for Amazon, a large customer.

Portfolio Performance

	R6 Shares	S&P 500 Index
11/16	$1,000,000	$1,000,000
11/16	$992,552	$1,000,000
12/16	$1,001,730	$1,019,766
01/17	$1,025,042	$1,039,107
02/17	$1,054,713	$1,080,366
03/17	$1,062,484	$1,081,625
04/17	$1,082,264	$1,092,734
05/17	$1,089,328	$1,108,112
06/17	$1,079,438	$1,115,029
07/17	$1,086,502	$1,137,957
08/17	$1,091,457	$1,141,440
09/17	$1,096,402	$1,164,986
10/17	$1,123,953	$1,192,171
11/17	$1,144,440	$1,228,735
12/17	$1,157,203	$1,242,397
01/18	$1,216,798	$1,313,529
02/18	$1,185,869	$1,265,116
03/18	$1,161,729	$1,232,966
04/18	$1,144,378	$1,237,697
05/18	$1,177,570	$1,267,503
06/18	$1,187,377	$1,275,305
07/18	$1,212,271	$1,322,764
08/18	$1,244,808	$1,365,866
09/18	$1,246,349	$1,373,638
10/18	$1,149,290	$1,279,750
11/18	$1,189,346	$1,305,828
12/18	$1,086,833	$1,187,924
01/19	$1,172,635	$1,283,119
02/19	$1,224,790	$1,324,318
03/19	$1,257,596	$1,350,052
04/19	$1,295,451	$1,404,715
05/19	$1,225,631	$1,315,449
06/19	$1,322,369	$1,408,156
07/19	$1,367,794	$1,428,394
08/19	$1,354,335	$1,405,769
09/19	$1,366,953	$1,432,071
10/19	$1,361,064	$1,463,089
11/19	$1,387,142	$1,516,198
12/19	$1,432,332	$1,561,960
01/20	$1,458,621	$1,561,351
02/20	$1,328,872	$1,432,820
03/20	$1,139,760	$1,255,853
04/20	$1,265,269	$1,416,840
05/20	$1,331,416	$1,484,325
06/20	$1,326,328	$1,513,844
07/20	$1,367,033	$1,599,209
08/20	$1,435,726	$1,714,162
09/20	$1,416,221	$1,649,029
10/20	$1,390,780	$1,605,181
11/20	$1,528,162	$1,780,891
12/20	$1,559,742	$1,849,363
01/21	$1,535,600	$1,830,692
02/21	$1,620,959	$1,881,164
03/21	$1,699,421	$1,963,551
04/21	$1,808,059	$2,068,344
05/21	$1,785,642	$2,082,790
06/21	$1,807,197	$2,131,412
07/21	$1,853,757	$2,182,044
08/21	$1,888,587	$2,248,390
09/21	$1,811,858	$2,143,818
10/21	$1,899,922	$2,294,018
11/21	$1,859,814	$2,278,123
12/21	$1,966,253	$2,380,220
01/22	$1,850,826	$2,257,050
02/22	$1,797,092	$2,189,471
03/22	$1,850,826	$2,270,765
04/22	$1,752,314	$2,072,750
05/22	$1,724,452	$2,076,553
06/22	$1,592,108	$1,905,146
07/22	$1,741,368	$2,080,809
08/22	$1,637,244	$1,995,950
09/22	$1,482,040	$1,812,126
10/22	$1,568,264	$1,958,838
11/22	$1,653,474	$2,068,306
12/22	$1,575,212	$1,949,141
01/23	$1,709,206	$2,071,613
02/23	$1,652,232	$2,021,068
03/23	$1,719,756	$2,095,270
04/23	$1,722,922	$2,127,974
05/23	$1,696,545	$2,137,224
06/23	$1,804,162	$2,278,441
07/23	$1,809,437	$2,351,636
08/23	$1,743,124	$2,314,194
09/23	$1,655,554	$2,203,859
10/23	$1,585,734	$2,157,519
11/23	$1,743,124	$2,354,555
12/23	$1,838,806	$2,461,524
01/24	$1,806,919	$2,502,888
02/24	$1,849,435	$2,636,532
03/24	$1,902,580	$2,721,361
04/24	$1,815,423	$2,610,208
05/24	$1,849,435	$2,739,634
06/24	$1,923,838	$2,837,938
07/24	$1,964,228	$2,872,483
08/24	$2,083,272	$2,942,160
09/24	$2,119,410	$3,004,996
10/24	$2,110,907	$2,977,745
11/24	$2,166,178	$3,152,542
12/24	$2,068,044	$3,077,391
01/25	$2,226,363	$3,163,088
02/25	$2,063,096	$3,121,816
03/25	$1,795,933	$2,945,919
04/25	$1,756,353	$2,925,943
05/25	$1,855,302	$3,110,116
06/25	$1,993,832	$3,268,273
07/25	$2,072,991	$3,341,623
08/25	$2,031,762	$3,409,363
09/25	$2,069,693	$3,533,805
10/25	$2,166,993	$3,616,544
11/25	$2,232,959	$3,625,408
12/25	$2,249,451	$3,627,628

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 11/15/16
R6 Shares	8.77%	7.60%	9.29%
S&P 500 Index	17.88%	14.42%	15.28%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$35,740,661
# of Portfolio Holdings	21
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$180,620

Top 10 Holdings (% of Net Assets)

Amazon.com, Inc.	8.9%
Advanced Micro Devices, Inc.	8.0%
DigitalOcean Holdings, Inc.	7.9%
Marvell Technology, Inc.	7.8%
Microsoft Corp.	7.2%
First Watch Restaurant Group, Inc.	6.5%
Floor & Decor Holdings, Inc., Class A	4.8%
Zeta Global Holdings Corp., Class A	4.8%
Meta Platforms, Inc., Class A	4.7%
RH	4.6%

Sector Allocation (% of Net Assets)

Information Technology	42.3%
Consumer Discretionary	27.7%
Financials	10.0%
Communication Services	9.0%
Industrials	5.9%
Health Care	4.3%
Other (includes short-term investments)	0.8%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from .65% to .60% of the Portfolio’s average daily net assets.  Additionally, effective June 24, 2025, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .75% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

On January 22, 2026, the Board of Directors of The Lazard Funds, Inc. approved the liquidation of the Portfolio. It is anticipated that the Portfolio’s assets will be distributed to shareholders on or about April 22, 2026.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Focus Portfolio

LZUSX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.70%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the communication services sector boosted relative performance.

  Overweight exposure to the health care sector contributed, as did underweight exposure to the consumer staples sector.

  Among the top contributors were diversified financial services provider Goldman Sachs and the semiconductor and infrastructure software products provider Broadcom.

  Stock selection in the industrials sector undercut relative performance.

  Overweight exposure to the real estate sector detracted, as did underweight exposure to the communication services sector.

  Among the top detractors were an underweight exposure to Nvidia and an overweight exposure to Accenture, amid concerns that AI had the potential to disintermediate the technology consulting company’s business.

Portfolio Performance

	Institutional Shares	S&P 500 Index
12/15	$10,000	$10,000
1/16	$9,417	$9,504
2/16	$9,371	$9,491
3/16	$10,036	$10,135
4/16	$9,973	$10,174
5/16	$10,201	$10,357
6/16	$10,055	$10,384
7/16	$10,547	$10,766
8/16	$10,658	$10,782
9/16	$10,714	$10,784
10/16	$10,405	$10,587
11/16	$10,770	$10,979
12/16	$10,970	$11,196
1/17	$11,196	$11,408
2/17	$11,555	$11,861
3/17	$11,611	$11,875
4/17	$11,753	$11,997
5/17	$11,819	$12,166
6/17	$11,838	$12,242
7/17	$12,036	$12,494
8/17	$12,036	$12,532
9/17	$12,326	$12,790
10/17	$12,510	$13,089
11/17	$12,810	$13,490
12/17	$12,963	$13,640
1/18	$13,714	$14,421
2/18	$13,287	$13,890
3/18	$13,005	$13,537
4/18	$13,016	$13,589
5/18	$13,318	$13,916
6/18	$13,339	$14,002
7/18	$13,892	$14,523
8/18	$14,333	$14,996
9/18	$14,440	$15,081
10/18	$13,501	$14,050
11/18	$13,778	$14,337
12/18	$12,559	$13,042
1/19	$13,431	$14,087
2/19	$13,995	$14,540
3/19	$14,216	$14,822
4/19	$14,756	$15,422
5/19	$13,958	$14,442
6/19	$14,891	$15,460
7/19	$15,198	$15,682
8/19	$15,027	$15,434
9/19	$15,272	$15,723
10/19	$15,505	$16,063
11/19	$16,033	$16,646
12/19	$16,536	$17,149
1/20	$16,798	$17,142
2/20	$15,368	$15,731
3/20	$13,224	$13,788
4/20	$14,956	$15,555
5/20	$15,684	$16,296
6/20	$15,780	$16,620
7/20	$16,550	$17,558
8/20	$17,725	$18,820
9/20	$17,223	$18,105
10/20	$16,818	$17,623
11/20	$18,631	$19,552
12/20	$19,395	$20,304
1/21	$19,033	$20,099
2/21	$19,831	$20,653
3/21	$20,861	$21,558
4/21	$22,195	$22,708
5/21	$22,340	$22,867
6/21	$22,645	$23,401
7/21	$23,356	$23,957
8/21	$23,866	$24,685
9/21	$22,961	$23,537
10/21	$24,504	$25,186
11/21	$23,703	$25,011
12/21	$24,701	$26,132
1/22	$23,318	$24,780
2/22	$22,934	$24,038
3/22	$23,579	$24,931
4/22	$21,873	$22,757
5/22	$21,581	$22,798
6/22	$20,228	$20,917
7/22	$21,981	$22,845
8/22	$20,972	$21,914
9/22	$19,091	$19,895
10/22	$20,525	$21,506
11/22	$21,728	$22,708
12/22	$20,516	$21,400
1/23	$21,653	$22,744
2/23	$20,832	$22,189
3/23	$21,463	$23,004
4/23	$21,779	$23,363
5/23	$21,763	$23,465
6/23	$22,869	$25,015
7/23	$23,453	$25,819
8/23	$22,979	$25,408
9/23	$21,984	$24,196
10/23	$21,574	$23,687
11/23	$23,532	$25,851
12/23	$24,572	$27,025
1/24	$24,812	$27,479
2/24	$25,881	$28,946
3/24	$26,392	$29,878
4/24	$25,450	$28,657
5/24	$26,217	$30,078
6/24	$26,887	$31,158
7/24	$27,654	$31,537
8/24	$27,977	$32,302
9/24	$28,201	$32,992
10/24	$27,625	$32,693
11/24	$28,920	$34,612
12/24	$28,044	$33,787
1/25	$29,184	$34,728
2/25	$28,452	$34,274
3/25	$26,955	$32,343
4/25	$26,563	$32,124
5/25	$27,976	$34,146
6/25	$29,184	$35,882
7/25	$29,728	$36,688
8/25	$30,351	$37,431
9/25	$30,885	$38,798
10/25	$31,471	$39,706
11/25	$32,263	$39,803
12/25	$32,300	$39,828

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	15.18%	10.74%	12.44%
S&P 500 Index	17.88%	14.42%	14.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$81,873,286
# of Portfolio Holdings	31
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$387,263

Top 10 Holdings (% of Net Assets)

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.5%
Amazon.com, Inc.	6.5%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	3.9%
Visa, Inc., A Shares	3.6%
Broadcom, Inc.	3.6%
Waste Management, Inc.	3.3%
Analog Devices, Inc.	3.2%

Sector Allocation (% of Net Assets)

Information Technology	27.1%
Financials	19.4%
Health Care	13.1%
Industrials	12.2%
Consumer Discretionary	9.6%
Communication Services	6.5%
Real Estate	2.6%
Materials	2.5%
Other (includes short-term investments)	7.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Focus Portfolio

LZUOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$102	0.95%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the communication services sector boosted relative performance.

  Overweight exposure to the health care sector contributed, as did underweight exposure to the consumer staples sector.

  Among the top contributors were diversified financial services provider Goldman Sachs and the semiconductor and infrastructure software products provider Broadcom.

  Stock selection in the industrials sector undercut relative performance.

  Overweight exposure to the real estate sector detracted, as did underweight exposure to the communication services sector.

  Among the top detractors were an underweight exposure to Nvidia and an overweight exposure to Accenture, amid concerns that AI had the potential to disintermediate the technology consulting company’s business.

Portfolio Performance

	Open Shares	S&P 500 Index
12/15	$10,000	$10,000
1/16	$9,419	$9,504
2/16	$9,373	$9,491
3/16	$10,027	$10,135
4/16	$9,964	$10,174
5/16	$10,191	$10,357
6/16	$10,045	$10,384
7/16	$10,527	$10,766
8/16	$10,638	$10,782
9/16	$10,693	$10,784
10/16	$10,377	$10,587
11/16	$10,740	$10,979
12/16	$10,946	$11,196
1/17	$11,161	$11,408
2/17	$11,517	$11,861
3/17	$11,564	$11,875
4/17	$11,705	$11,997
5/17	$11,770	$12,166
6/17	$11,789	$12,242
7/17	$11,977	$12,494
8/17	$11,976	$12,532
9/17	$12,265	$12,790
10/17	$12,448	$13,089
11/17	$12,736	$13,490
12/17	$12,888	$13,640
1/18	$13,632	$14,421
2/18	$13,198	$13,890
3/18	$12,919	$13,537
4/18	$12,930	$13,589
5/18	$13,219	$13,916
6/18	$13,250	$14,002
7/18	$13,787	$14,523
8/18	$14,213	$14,996
9/18	$14,330	$15,081
10/18	$13,389	$14,050
11/18	$13,664	$14,337
12/18	$12,450	$13,042
1/19	$13,310	$14,087
2/19	$13,867	$14,540
3/19	$14,085	$14,822
4/19	$14,606	$15,422
5/19	$13,819	$14,442
6/19	$14,739	$15,460
7/19	$15,042	$15,682
8/19	$14,860	$15,434
9/19	$15,102	$15,723
10/19	$15,320	$16,063
11/19	$15,853	$16,646
12/19	$16,341	$17,149
1/20	$16,597	$17,142
2/20	$15,178	$15,731
3/20	$13,056	$13,788
4/20	$14,759	$15,555
5/20	$15,476	$16,296
6/20	$15,584	$16,620
7/20	$16,327	$17,558
8/20	$17,482	$18,820
9/20	$16,988	$18,105
10/20	$16,591	$17,623
11/20	$18,373	$19,552
12/20	$19,132	$20,304
1/21	$18,762	$20,099
2/21	$19,545	$20,653
3/21	$20,540	$21,558
4/21	$21,863	$22,708
5/21	$22,005	$22,867
6/21	$22,304	$23,401
7/21	$22,987	$23,957
8/21	$23,488	$24,685
9/21	$22,586	$23,537
10/21	$24,113	$25,186
11/21	$23,313	$25,011
12/21	$24,290	$26,132
1/22	$22,922	$24,780
2/22	$22,531	$24,038
3/22	$23,177	$24,931
4/22	$21,494	$22,757
5/22	$21,208	$22,798
6/22	$19,856	$20,917
7/22	$21,584	$22,845
8/22	$20,583	$21,914
9/22	$18,743	$19,895
10/22	$20,131	$21,506
11/22	$21,307	$22,708
12/22	$20,116	$21,400
1/23	$21,241	$22,744
2/23	$20,424	$22,189
3/23	$21,040	$23,004
4/23	$21,348	$23,363
5/23	$21,318	$23,465
6/23	$22,396	$25,015
7/23	$22,966	$25,819
8/23	$22,504	$25,408
9/23	$21,518	$24,196
10/23	$21,117	$23,687
11/23	$23,027	$25,851
12/23	$24,044	$27,025
1/24	$24,277	$27,479
2/24	$25,302	$28,946
3/24	$25,799	$29,878
4/24	$24,867	$28,657
5/24	$25,628	$30,078
6/24	$26,281	$31,158
7/24	$27,026	$31,537
8/24	$27,325	$32,302
9/24	$27,542	$32,992
10/24	$26,982	$32,693
11/24	$28,227	$34,612
12/24	$27,368	$33,787
1/25	$28,474	$34,728
2/25	$27,764	$34,274
3/25	$26,295	$32,343
4/25	$25,883	$32,124
5/25	$27,269	$34,146
6/25	$28,441	$35,882
7/25	$28,969	$36,688
8/25	$29,574	$37,431
9/25	$30,075	$38,798
10/25	$30,643	$39,706
11/25	$31,412	$39,803
12/25	$31,435	$39,828

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	14.86%	10.44%	12.14%
S&P 500 Index	17.88%	14.42%	14.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$81,873,286
# of Portfolio Holdings	31
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$387,263

Top 10 Holdings (% of Net Assets)

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.5%
Amazon.com, Inc.	6.5%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	3.9%
Visa, Inc., A Shares	3.6%
Broadcom, Inc.	3.6%
Waste Management, Inc.	3.3%
Analog Devices, Inc.	3.2%

Sector Allocation (% of Net Assets)

Information Technology	27.1%
Financials	19.4%
Health Care	13.1%
Industrials	12.2%
Consumer Discretionary	9.6%
Communication Services	6.5%
Real Estate	2.6%
Materials	2.5%
Other (includes short-term investments)	7.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Equity Focus Portfolio

RLUSX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$75	0.70%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the communication services sector boosted relative performance.

  Overweight exposure to the health care sector contributed, as did underweight exposure to the consumer staples sector.

  Among the top contributors were diversified financial services provider Goldman Sachs and the semiconductor and infrastructure software products provider Broadcom.

  Stock selection in the industrials sector undercut relative performance.

  Overweight exposure to the real estate sector detracted, as did underweight exposure to the communication services sector.

  Among the top detractors were an underweight exposure to Nvidia and an overweight exposure to Accenture, amid concerns that AI had the potential to disintermediate the technology consulting company’s business.

Portfolio Performance

	R6 Shares	S&P 500 Index
12/15	$1,000,000	$1,000,000
01/16	$942,518	$950,376
02/16	$937,956	$949,094
03/16	$1,003,650	$1,013,479
04/16	$1,000,912	$1,017,408
05/16	$1,020,985	$1,035,678
06/16	$1,006,387	$1,038,362
07/16	$1,055,657	$1,076,645
08/16	$1,066,783	$1,078,157
09/16	$1,072,402	$1,078,361
10/16	$1,041,495	$1,058,690
11/16	$1,078,022	$1,097,899
12/16	$1,098,111	$1,119,600
01/17	$1,120,772	$1,140,834
02/17	$1,157,596	$1,186,132
03/17	$1,162,317	$1,187,515
04/17	$1,176,480	$1,199,711
05/17	$1,184,034	$1,216,595
06/17	$1,184,978	$1,224,189
07/17	$1,204,806	$1,249,362
08/17	$1,204,767	$1,253,186
09/17	$1,233,844	$1,279,037
10/17	$1,252,260	$1,308,883
11/17	$1,282,306	$1,349,026
12/17	$1,297,571	$1,364,026
01/18	$1,372,732	$1,442,122
02/18	$1,329,932	$1,388,970
03/18	$1,301,747	$1,353,672
04/18	$1,303,835	$1,358,866
05/18	$1,333,064	$1,391,590
06/18	$1,336,196	$1,400,155
07/18	$1,391,523	$1,452,261
08/18	$1,434,671	$1,499,583
09/18	$1,446,422	$1,508,115
10/18	$1,351,347	$1,405,036
11/18	$1,379,122	$1,433,667
12/18	$1,256,918	$1,304,220
01/19	$1,344,153	$1,408,735
02/19	$1,401,900	$1,453,967
03/19	$1,424,016	$1,482,220
04/19	$1,476,848	$1,542,235
05/19	$1,398,214	$1,444,229
06/19	$1,491,592	$1,546,013
07/19	$1,522,309	$1,568,233
08/19	$1,503,879	$1,543,392
09/19	$1,529,681	$1,572,269
10/19	$1,551,796	$1,606,324
11/19	$1,604,629	$1,664,632
12/19	$1,656,177	$1,714,874
01/20	$1,682,313	$1,714,205
02/20	$1,537,879	$1,573,092
03/20	$1,323,291	$1,378,799
04/20	$1,496,612	$1,555,547
05/20	$1,569,516	$1,629,638
06/20	$1,580,521	$1,662,047
07/20	$1,656,177	$1,755,770
08/20	$1,773,696	$1,881,976
09/20	$1,723,458	$1,810,467
10/20	$1,684,383	$1,762,327
11/20	$1,865,800	$1,955,238
12/20	$1,942,336	$2,030,413
01/21	$1,906,044	$2,009,914
02/21	$1,985,886	$2,065,328
03/21	$2,087,503	$2,155,781
04/21	$2,221,057	$2,270,833
05/21	$2,237,025	$2,286,693
06/21	$2,267,510	$2,340,075
07/21	$2,338,642	$2,395,664
08/21	$2,389,729	$2,468,505
09/21	$2,299,187	$2,353,696
10/21	$2,453,554	$2,518,600
11/21	$2,371,918	$2,501,149
12/21	$2,473,284	$2,613,240
01/22	$2,334,854	$2,478,013
02/22	$2,294,863	$2,403,818
03/22	$2,361,002	$2,493,070
04/22	$2,190,271	$2,275,670
05/22	$2,161,047	$2,279,845
06/22	$2,024,155	$2,091,658
07/22	$2,201,038	$2,284,518
08/22	$2,100,128	$2,191,351
09/22	$1,911,872	$1,989,531
10/22	$2,053,835	$2,150,606
11/22	$2,175,739	$2,270,790
12/22	$2,052,877	$2,139,960
01/23	$2,168,243	$2,274,422
02/23	$2,086,065	$2,218,928
03/23	$2,149,279	$2,300,395
04/23	$2,180,886	$2,336,300
05/23	$2,177,725	$2,346,455
06/23	$2,288,350	$2,501,498
07/23	$2,346,823	$2,581,859
08/23	$2,299,412	$2,540,751
09/23	$2,201,430	$2,419,614
10/23	$2,160,341	$2,368,738
11/23	$2,356,305	$2,585,064
12/23	$2,458,771	$2,702,505
01/24	$2,484,333	$2,747,918
02/24	$2,591,375	$2,894,645
03/24	$2,640,902	$2,987,779
04/24	$2,546,641	$2,865,744
05/24	$2,624,926	$3,007,841
06/24	$2,692,027	$3,115,769
07/24	$2,768,714	$3,153,695
08/24	$2,801,023	$3,230,194
09/24	$2,823,431	$3,299,181
10/24	$2,765,810	$3,269,262
11/24	$2,895,457	$3,461,172
12/24	$2,807,745	$3,378,664
01/25	$2,921,826	$3,472,751
02/25	$2,848,610	$3,427,438
03/25	$2,698,772	$3,234,321
04/25	$2,657,908	$3,212,390
05/25	$2,800,934	$3,414,593
06/25	$2,921,826	$3,588,234
07/25	$2,976,312	$3,668,764
08/25	$3,038,638	$3,743,136
09/25	$3,092,068	$3,879,761
10/25	$3,150,669	$3,970,600
11/25	$3,229,953	$3,980,332
12/25	$3,233,572	$3,982,769

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
R6 Shares	15.17%	10.73%	12.45%
S&P 500 Index	17.88%	14.42%	14.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$81,873,286
# of Portfolio Holdings	31
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$387,263

Top 10 Holdings (% of Net Assets)

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.5%
Amazon.com, Inc.	6.5%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	3.9%
Visa, Inc., A Shares	3.6%
Broadcom, Inc.	3.6%
Waste Management, Inc.	3.3%
Analog Devices, Inc.	3.2%

Sector Allocation (% of Net Assets)

Information Technology	27.1%
Financials	19.4%
Health Care	13.1%
Industrials	12.2%
Consumer Discretionary	9.6%
Communication Services	6.5%
Real Estate	2.6%
Materials	2.5%
Other (includes short-term investments)	7.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US High Yield Portfolio

LZHYX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.55%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and insurance sectors detracted from performance.

  Security selection in the telecommunications sector was a headwind to performance.

  Overweight exposures to the automotive, leisure and energy sectors contributed to relative performance.

  Underweight exposure to distressed issuers also boosted relative performance.

  Security selection in global communications company Viasat and health care provider LifePoint Health helped relative performance versus the benchmark.

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofA US High Yield Index
12/15	$10,000	$10,000	$10,000
1/16	$9,977	$10,110	$9,842
2/16	$10,062	$10,182	$9,888
3/16	$10,299	$10,307	$10,325
4/16	$10,493	$10,377	$10,737
5/16	$10,491	$10,385	$10,815
6/16	$10,577	$10,568	$10,932
7/16	$10,752	$10,655	$11,208
8/16	$10,905	$10,667	$11,458
9/16	$10,925	$10,669	$11,532
10/16	$10,922	$10,598	$11,568
11/16	$10,875	$10,360	$11,522
12/16	$11,009	$10,391	$11,749
1/17	$11,074	$10,428	$11,907
2/17	$11,186	$10,508	$12,092
3/17	$11,161	$10,505	$12,067
4/17	$11,296	$10,592	$12,204
5/17	$11,362	$10,674	$12,313
6/17	$11,358	$10,664	$12,326
7/17	$11,447	$10,718	$12,468
8/17	$11,467	$10,810	$12,465
9/17	$11,534	$10,772	$12,577
10/17	$11,553	$10,785	$12,625
11/17	$11,549	$10,769	$12,591
12/17	$11,568	$10,816	$12,628
1/18	$11,564	$10,712	$12,709
2/18	$11,442	$10,610	$12,591
3/18	$11,390	$10,664	$12,513
4/18	$11,410	$10,593	$12,596
5/18	$11,382	$10,651	$12,594
6/18	$11,402	$10,635	$12,638
7/18	$11,496	$10,657	$12,779
8/18	$11,589	$10,710	$12,871
9/18	$11,634	$10,664	$12,946
10/18	$11,458	$10,575	$12,734
11/18	$11,429	$10,622	$12,619
12/18	$11,252	$10,789	$12,342
1/19	$11,745	$10,937	$12,909
2/19	$11,916	$10,949	$13,127
3/19	$12,037	$11,147	$13,256
4/19	$12,159	$11,163	$13,441
5/19	$12,028	$11,334	$13,270
6/19	$12,328	$11,494	$13,596
7/19	$12,374	$11,528	$13,665
8/19	$12,470	$11,789	$13,718
9/19	$12,516	$11,738	$13,762
10/19	$12,561	$11,776	$13,794
11/19	$12,632	$11,773	$13,832
12/19	$12,754	$11,791	$14,121
1/20	$12,772	$12,003	$14,121
2/20	$12,583	$12,182	$13,902
3/20	$11,505	$11,944	$12,268
4/20	$11,943	$12,184	$12,734
5/20	$12,409	$12,297	$13,316
6/20	$12,402	$12,400	$13,446
7/20	$12,896	$12,618	$14,088
8/20	$12,994	$12,545	$14,227
9/20	$12,851	$12,522	$14,079
10/20	$12,896	$12,478	$14,145
11/20	$13,255	$12,640	$14,711
12/20	$13,386	$12,684	$14,991
1/21	$13,388	$12,604	$15,049
2/21	$13,377	$12,442	$15,101
3/21	$13,393	$12,297	$15,127
4/21	$13,483	$12,400	$15,293
5/21	$13,512	$12,448	$15,337
6/21	$13,636	$12,538	$15,546
7/21	$13,697	$12,664	$15,602
8/21	$13,758	$12,656	$15,687
9/21	$13,729	$12,548	$15,692
10/21	$13,657	$12,538	$15,664
11/21	$13,531	$12,553	$15,504
12/21	$13,768	$12,544	$15,795
1/22	$13,368	$12,269	$15,361
2/22	$13,276	$12,102	$15,223
3/22	$13,120	$11,777	$15,082
4/22	$12,652	$11,338	$14,534
5/22	$12,829	$11,400	$14,570
6/22	$12,074	$11,173	$13,578
7/22	$12,816	$11,453	$14,396
8/22	$12,374	$11,156	$14,051
9/22	$11,894	$10,675	$13,486
10/22	$12,236	$10,558	$13,870
11/22	$12,455	$10,952	$14,130
12/22	$12,376	$10,914	$14,023
1/23	$12,743	$11,253	$14,572
2/23	$12,517	$10,976	$14,383
3/23	$12,791	$11,234	$14,545
4/23	$12,867	$11,303	$14,685
5/23	$12,728	$11,185	$14,546
6/23	$12,834	$11,168	$14,783
7/23	$12,956	$11,179	$14,993
8/23	$12,930	$11,112	$15,036
9/23	$12,723	$10,847	$14,861
10/23	$12,674	$10,684	$14,677
11/23	$13,263	$11,165	$15,345
12/23	$13,694	$11,588	$15,911
1/24	$13,684	$11,560	$15,914
2/24	$13,623	$11,422	$15,961
3/24	$13,779	$11,534	$16,151
4/24	$13,634	$11,264	$15,989
5/24	$13,758	$11,451	$16,171
6/24	$13,927	$11,556	$16,327
7/24	$14,144	$11,818	$16,647
8/24	$14,362	$11,992	$16,912
9/24	$14,518	$12,157	$17,189
10/24	$14,384	$11,881	$17,094
11/24	$14,538	$12,006	$17,290
12/24	$14,422	$11,824	$17,216
1/25	$14,650	$11,896	$17,453
2/25	$14,750	$12,142	$17,567
3/25	$14,616	$12,139	$17,378
4/25	$14,670	$12,182	$17,379
5/25	$14,969	$12,120	$17,671
6/25	$15,245	$12,309	$17,999
7/25	$15,283	$12,291	$18,071
8/25	$15,512	$12,439	$18,291
9/25	$15,626	$12,571	$18,431
10/25	$15,674	$12,654	$18,467
11/25	$15,807	$12,730	$18,559
12/25	$15,931	$12,721	$18,679

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	10.46%	3.54%	4.77%
US Universal Index	7.58%	0.06%	2.44%
ICE BofA US High Yield Index	8.50%	4.50%	6.45%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$126,082,607
# of Portfolio Holdings	85
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$429,893

Top 10 Holdings (% of Net Assets)

Univision Communications, Inc., 9.375%, due 08/01/32	1.7%
Connect Finco SARL/Connect U.S. Finco LLC (United Kingdom), 9.000%, due 09/15/29	1.7%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.7%
DISH Network Corp., 11.750%, due 11/15/27	1.7%
Civitas Resources, Inc., 8.750%, due 07/01/31	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, due 06/15/32	1.6%
Clear Channel Outdoor Holdings, Inc., 7.750%, due 04/15/28	1.6%
Terex Corp., 5.000%, due 05/15/29	1.6%
LifePoint Health, Inc., 5.375%, due 01/15/29	1.6%
Boyd Gaming Corp., 4.750%, due 06/15/31	1.5%

Sector Allocation (% of Net Assets)

Consumer Discretionary	19.5%
Communication Services	18.1%
Consumer Staples	17.4%
Energy	15.4%
Industrials	9.0%
Information Technology	5.8%
Materials	4.5%
Financials	3.9%
Utilities	3.2%
Other (includes short-term investments)	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US High Yield Portfolio

LZHOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$84	0.80%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and insurance sectors detracted from performance.

  Security selection in the telecommunications sector was a headwind to performance.

  Overweight exposures to the automotive, leisure and energy sectors contributed to relative performance.

  Underweight exposure to distressed issuers also boosted relative performance.

  Security selection in global communications company Viasat and health care provider LifePoint Health helped relative performance versus the benchmark.

Portfolio Performance

	Open Shares	US Universal Index	ICE BofA US High Yield Index
12/15	$10,000	$10,000	$10,000
1/16	$9,974	$10,110	$9,842
2/16	$10,079	$10,182	$9,888
3/16	$10,290	$10,307	$10,325
4/16	$10,503	$10,377	$10,737
5/16	$10,499	$10,385	$10,815
6/16	$10,560	$10,568	$10,932
7/16	$10,731	$10,655	$11,208
8/16	$10,880	$10,667	$11,458
9/16	$10,920	$10,669	$11,532
10/16	$10,893	$10,598	$11,568
11/16	$10,844	$10,360	$11,522
12/16	$10,974	$10,391	$11,749
1/17	$11,037	$10,428	$11,907
2/17	$11,145	$10,508	$12,092
3/17	$11,141	$10,505	$12,067
4/17	$11,249	$10,592	$12,204
5/17	$11,312	$10,674	$12,313
6/17	$11,329	$10,664	$12,326
7/17	$11,391	$10,718	$12,468
8/17	$11,408	$10,810	$12,465
9/17	$11,471	$10,772	$12,577
10/17	$11,511	$10,785	$12,625
11/17	$11,481	$10,769	$12,591
12/17	$11,497	$10,816	$12,628
1/18	$11,491	$10,712	$12,709
2/18	$11,367	$10,610	$12,591
3/18	$11,313	$10,664	$12,513
4/18	$11,330	$10,593	$12,596
5/18	$11,300	$10,651	$12,594
6/18	$11,317	$10,635	$12,638
7/18	$11,407	$10,657	$12,779
8/18	$11,496	$10,710	$12,871
9/18	$11,538	$10,664	$12,946
10/18	$11,362	$10,575	$12,734
11/18	$11,330	$10,622	$12,619
12/18	$11,178	$10,789	$12,342
1/19	$11,637	$10,937	$12,909
2/19	$11,803	$10,949	$13,127
3/19	$11,920	$11,147	$13,256
4/19	$12,037	$11,163	$13,441
5/19	$11,930	$11,334	$13,270
6/19	$12,198	$11,494	$13,596
7/19	$12,240	$11,528	$13,665
8/19	$12,332	$11,789	$13,718
9/19	$12,400	$11,738	$13,762
10/19	$12,442	$11,776	$13,794
11/19	$12,484	$11,773	$13,832
12/19	$12,602	$11,791	$14,121
1/20	$12,623	$12,003	$14,121
2/20	$12,455	$12,182	$13,902
3/20	$11,366	$11,944	$12,268
4/20	$11,795	$12,184	$12,734
5/20	$12,251	$12,297	$13,316
6/20	$12,241	$12,400	$13,446
7/20	$12,725	$12,618	$14,088
8/20	$12,819	$12,545	$14,227
9/20	$12,702	$12,522	$14,079
10/20	$12,743	$12,478	$14,145
11/20	$13,074	$12,640	$14,711
12/20	$13,206	$12,684	$14,991
1/21	$13,199	$12,604	$15,049
2/21	$13,186	$12,442	$15,101
3/21	$13,199	$12,297	$15,127
4/21	$13,292	$12,400	$15,293
5/21	$13,317	$12,448	$15,337
6/21	$13,436	$12,538	$15,546
7/21	$13,487	$12,664	$15,602
8/21	$13,544	$12,656	$15,687
9/21	$13,512	$12,548	$15,692
10/21	$13,440	$12,538	$15,664
11/21	$13,313	$12,553	$15,504
12/21	$13,543	$12,544	$15,795
1/22	$13,149	$12,269	$15,361
2/22	$13,056	$12,102	$15,223
3/22	$12,901	$11,777	$15,082
4/22	$12,441	$11,338	$14,534
5/22	$12,604	$11,400	$14,570
6/22	$11,864	$11,173	$13,578
7/22	$12,587	$11,453	$14,396
8/22	$12,153	$11,156	$14,051
9/22	$11,674	$10,675	$13,486
10/22	$12,013	$10,558	$13,870
11/22	$12,225	$10,952	$14,130
12/22	$12,145	$10,914	$14,023
1/23	$12,501	$11,253	$14,572
2/23	$12,271	$10,976	$14,383
3/23	$12,543	$11,234	$14,545
4/23	$12,615	$11,303	$14,685
5/23	$12,477	$11,185	$14,546
6/23	$12,578	$11,168	$14,783
7/23	$12,695	$11,179	$14,993
8/23	$12,659	$11,112	$15,036
9/23	$12,462	$10,847	$14,861
10/23	$12,412	$10,684	$14,677
11/23	$12,984	$11,165	$15,345
12/23	$13,402	$11,588	$15,911
1/24	$13,389	$11,560	$15,914
2/24	$13,327	$11,422	$15,961
3/24	$13,484	$11,534	$16,151
4/24	$13,332	$11,264	$15,989
5/24	$13,451	$11,451	$16,171
6/24	$13,613	$11,556	$16,327
7/24	$13,822	$11,818	$16,647
8/24	$14,031	$11,992	$16,912
9/24	$14,180	$12,157	$17,189
10/24	$14,055	$11,881	$17,094
11/24	$14,195	$12,006	$17,290
12/24	$14,078	$11,824	$17,216
1/25	$14,297	$11,896	$17,453
2/25	$14,400	$12,142	$17,567
3/25	$14,260	$12,139	$17,378
4/25	$14,309	$12,182	$17,379
5/25	$14,597	$12,120	$17,671
6/25	$14,862	$12,309	$17,999
7/25	$14,904	$12,291	$18,071
8/25	$15,116	$12,439	$18,291
9/25	$15,231	$12,571	$18,431
10/25	$15,274	$12,654	$18,467
11/25	$15,401	$12,730	$18,559
12/25	$15,510	$12,721	$18,679

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	10.17%	3.27%	4.49%
US Universal Index	7.58%	0.06%	2.44%
ICE BofA US High Yield Index	8.50%	4.50%	6.45%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$126,082,607
# of Portfolio Holdings	85
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$429,893

Top 10 Holdings (% of Net Assets)

Univision Communications, Inc., 9.375%, due 08/01/32	1.7%
Connect Finco SARL/Connect U.S. Finco LLC (United Kingdom), 9.000%, due 09/15/29	1.7%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.7%
DISH Network Corp., 11.750%, due 11/15/27	1.7%
Civitas Resources, Inc., 8.750%, due 07/01/31	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, due 06/15/32	1.6%
Clear Channel Outdoor Holdings, Inc., 7.750%, due 04/15/28	1.6%
Terex Corp., 5.000%, due 05/15/29	1.6%
LifePoint Health, Inc., 5.375%, due 01/15/29	1.6%
Boyd Gaming Corp., 4.750%, due 06/15/31	1.5%

Sector Allocation (% of Net Assets)

Consumer Discretionary	19.5%
Communication Services	18.1%
Consumer Staples	17.4%
Energy	15.4%
Industrials	9.0%
Information Technology	5.8%
Materials	4.5%
Financials	3.9%
Utilities	3.2%
Other (includes short-term investments)	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US High Yield Portfolio

RLCIX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$58	0.55%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and insurance sectors detracted from performance.

  Security selection in the telecommunications sector was a headwind to performance.

  Overweight exposures to the automotive, leisure and energy sectors contributed to relative performance.

  Underweight exposure to distressed issuers also boosted relative performance.

  Security selection in global communications company Viasat and health care provider LifePoint Health helped relative performance versus the benchmark.

Portfolio Performance

	R6 Shares	US Universal Index	ICE BofA US High Yield Index
11/16	$1,000,000	$1,000,000	$1,000,000
11/16	$1,001,443	$1,000,000	$1,000,000
12/16	$1,013,701	$1,002,971	$1,019,670
01/17	$1,021,846	$1,006,509	$1,033,362
02/17	$1,030,080	$1,014,275	$1,049,488
03/17	$1,029,885	$1,013,935	$1,047,286
04/17	$1,042,310	$1,022,348	$1,059,153
05/17	$1,046,276	$1,030,236	$1,068,613
06/17	$1,048,065	$1,029,363	$1,069,742
07/17	$1,056,266	$1,034,490	$1,082,080
08/17	$1,058,071	$1,043,415	$1,081,800
09/17	$1,064,202	$1,039,743	$1,091,519
10/17	$1,065,986	$1,040,991	$1,095,731
11/17	$1,065,603	$1,039,416	$1,092,791
12/17	$1,065,253	$1,043,998	$1,095,976
01/18	$1,064,884	$1,033,952	$1,103,004
02/18	$1,055,832	$1,024,148	$1,092,720
03/18	$1,051,002	$1,029,313	$1,085,975
04/18	$1,047,542	$1,022,445	$1,093,199
05/18	$1,025,661	$1,028,021	$1,093,034
06/18	$1,028,082	$1,026,530	$1,096,808
07/18	$1,034,920	$1,028,678	$1,109,064
08/18	$1,043,995	$1,033,746	$1,117,096
09/18	$1,046,397	$1,029,317	$1,123,586
10/18	$1,031,141	$1,020,706	$1,105,186
11/18	$1,028,805	$1,025,297	$1,095,158
12/18	$1,039,367	$1,041,338	$1,071,153
01/19	$1,056,950	$1,055,696	$1,120,351
02/19	$1,072,332	$1,056,847	$1,139,268
03/19	$1,083,201	$1,075,931	$1,150,431
04/19	$1,094,175	$1,077,437	$1,166,525
05/19	$1,084,720	$1,093,942	$1,151,698
06/19	$1,109,344	$1,109,415	$1,179,938
07/19	$1,115,710	$1,112,717	$1,185,980
08/19	$1,124,502	$1,137,895	$1,190,607
09/19	$1,128,632	$1,132,965	$1,194,382
10/19	$1,132,731	$1,136,625	$1,197,153
11/19	$1,136,790	$1,136,398	$1,200,422
12/19	$1,150,219	$1,138,092	$1,225,516
01/20	$1,149,561	$1,158,518	$1,225,565
02/20	$1,134,859	$1,175,865	$1,206,568
03/20	$1,035,720	$1,152,896	$1,064,688
04/20	$1,075,137	$1,175,990	$1,105,146
05/20	$1,117,023	$1,186,974	$1,155,695
06/20	$1,118,601	$1,196,878	$1,166,960
07/20	$1,162,650	$1,217,902	$1,222,717
08/20	$1,169,077	$1,210,879	$1,234,749
09/20	$1,158,592	$1,208,697	$1,221,877
10/20	$1,162,661	$1,204,377	$1,227,595
11/20	$1,194,230	$1,220,093	$1,276,732
12/20	$1,206,409	$1,224,306	$1,301,083
01/21	$1,205,981	$1,216,611	$1,306,062
02/21	$1,205,518	$1,200,913	$1,310,607
03/21	$1,206,894	$1,186,937	$1,312,839
04/21	$1,214,902	$1,196,918	$1,327,240
05/21	$1,217,442	$1,201,484	$1,331,071
06/21	$1,228,748	$1,210,243	$1,349,257
07/21	$1,233,564	$1,222,395	$1,354,060
08/21	$1,239,144	$1,221,579	$1,361,445
09/21	$1,236,542	$1,211,147	$1,361,901
10/21	$1,230,219	$1,210,157	$1,359,479
11/21	$1,218,850	$1,211,619	$1,345,547
12/21	$1,240,185	$1,210,802	$1,370,861
01/22	$1,204,424	$1,184,256	$1,333,177
02/22	$1,196,276	$1,168,110	$1,321,207
03/22	$1,182,474	$1,136,771	$1,308,982
04/22	$1,140,465	$1,094,373	$1,261,366
05/22	$1,156,530	$1,100,394	$1,264,524
06/22	$1,088,116	$1,078,405	$1,178,453
07/22	$1,155,474	$1,105,519	$1,249,430
08/22	$1,115,262	$1,076,779	$1,219,509
09/22	$1,072,229	$1,030,388	$1,170,462
10/22	$1,103,702	$1,019,082	$1,203,782
11/22	$1,122,754	$1,057,080	$1,226,316
12/22	$1,116,388	$1,053,490	$1,217,080
01/23	$1,149,420	$1,086,169	$1,264,662
02/23	$1,128,530	$1,059,480	$1,248,297
03/23	$1,153,847	$1,084,335	$1,262,348
04/23	$1,160,675	$1,090,959	$1,274,532
05/23	$1,147,507	$1,079,648	$1,262,431
06/23	$1,157,847	$1,077,970	$1,282,980
07/23	$1,168,825	$1,079,042	$1,301,250
08/23	$1,165,777	$1,072,544	$1,304,963
09/23	$1,147,195	$1,046,969	$1,289,786
10/23	$1,142,767	$1,031,225	$1,273,822
11/23	$1,195,759	$1,077,635	$1,331,758
12/23	$1,235,288	$1,118,525	$1,380,871
01/24	$1,234,356	$1,115,848	$1,381,127
02/24	$1,228,159	$1,102,469	$1,385,217
03/24	$1,242,930	$1,113,294	$1,401,718
04/24	$1,229,849	$1,087,278	$1,387,700
05/24	$1,241,070	$1,105,301	$1,403,446
06/24	$1,256,073	$1,115,405	$1,416,994
07/24	$1,274,947	$1,140,722	$1,444,801
08/24	$1,295,322	$1,157,515	$1,467,782
09/24	$1,309,337	$1,173,391	$1,491,768
10/24	$1,297,311	$1,146,740	$1,483,558
11/24	$1,310,509	$1,158,829	$1,500,547
12/24	$1,300,808	$1,141,328	$1,494,115
01/25	$1,321,336	$1,148,205	$1,514,747
02/25	$1,330,385	$1,171,945	$1,524,594
03/25	$1,318,389	$1,171,665	$1,508,229
04/25	$1,322,492	$1,175,804	$1,508,265
05/25	$1,350,181	$1,169,840	$1,533,629
06/25	$1,374,376	$1,188,066	$1,562,090
07/25	$1,378,533	$1,186,370	$1,568,355
08/25	$1,398,427	$1,200,620	$1,587,455
09/25	$1,409,443	$1,213,341	$1,599,576
10/25	$1,413,719	$1,221,354	$1,602,721
11/25	$1,425,703	$1,228,719	$1,610,690
12/25	$1,436,876	$1,227,869	$1,621,166

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	10.46%	3.56%	4.04%
US Universal Index	7.58%	0.06%	2.01%
ICE BofA US High Yield Index	8.50%	4.50%	5.45%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$126,082,607
# of Portfolio Holdings	85
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$429,893

Top 10 Holdings (% of Net Assets)

Univision Communications, Inc., 9.375%, due 08/01/32	1.7%
Connect Finco SARL/Connect U.S. Finco LLC (United Kingdom), 9.000%, due 09/15/29	1.7%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.7%
DISH Network Corp., 11.750%, due 11/15/27	1.7%
Civitas Resources, Inc., 8.750%, due 07/01/31	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, due 06/15/32	1.6%
Clear Channel Outdoor Holdings, Inc., 7.750%, due 04/15/28	1.6%
Terex Corp., 5.000%, due 05/15/29	1.6%
LifePoint Health, Inc., 5.375%, due 01/15/29	1.6%
Boyd Gaming Corp., 4.750%, due 06/15/31	1.5%

Sector Allocation (% of Net Assets)

Consumer Discretionary	19.5%
Communication Services	18.1%
Consumer Staples	17.4%
Energy	15.4%
Industrials	9.0%
Information Technology	5.8%
Materials	4.5%
Financials	3.9%
Utilities	3.2%
Other (includes short-term investments)	3.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Short Duration Fixed Income Portfolio

UMNIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.40%

How did the Portfolio perform last year and what affected its performance?

  Overweight exposures and selection within US Corporates and Commercial Mortgage-Backed Securities contributed to relative performance, as those spread sectors outperformed Treasuries.

  Curve positioning hurt relative performance, as the 2-year outperformed, and the portfolio carried an underweight to that part of the curve; and exposures to select US Asset-Backed Securities detracted from relative performance.

Portfolio Performance

	Institutional Shares	US Universal Index	ICE BofAML 1-3 Year US Treasury Index
12/15	$10,000	$10,000	$10,000
1/16	$10,000	$10,110	$10,061
2/16	$10,002	$10,182	$10,073
3/16	$10,043	$10,307	$10,090
4/16	$10,053	$10,377	$10,094
5/16	$10,054	$10,385	$10,083
6/16	$10,095	$10,568	$10,143
7/16	$10,105	$10,655	$10,138
8/16	$10,096	$10,667	$10,121
9/16	$10,107	$10,669	$10,133
10/16	$10,118	$10,598	$10,126
11/16	$10,089	$10,360	$10,086
12/16	$10,100	$10,391	$10,089
1/17	$10,111	$10,428	$10,101
2/17	$10,124	$10,508	$10,112
3/17	$10,125	$10,505	$10,115
4/17	$10,137	$10,592	$10,129
5/17	$10,148	$10,674	$10,141
6/17	$10,150	$10,664	$10,132
7/17	$10,162	$10,718	$10,154
8/17	$10,184	$10,810	$10,173
9/17	$10,176	$10,772	$10,157
10/17	$10,178	$10,785	$10,150
11/17	$10,160	$10,769	$10,130
12/17	$10,173	$10,816	$10,131
1/18	$10,145	$10,712	$10,102
2/18	$10,138	$10,610	$10,098
3/18	$10,143	$10,664	$10,118
4/18	$10,148	$10,593	$10,102
5/18	$10,165	$10,651	$10,139
6/18	$10,172	$10,635	$10,141
7/18	$10,189	$10,657	$10,140
8/18	$10,217	$10,710	$10,172
9/18	$10,225	$10,664	$10,160
10/18	$10,233	$10,575	$10,176
11/18	$10,253	$10,622	$10,211
12/18	$10,283	$10,789	$10,292
1/19	$10,324	$10,937	$10,319
2/19	$10,333	$10,949	$10,330
3/19	$10,375	$11,147	$10,393
4/19	$10,395	$11,163	$10,414
5/19	$10,436	$11,334	$10,488
6/19	$10,478	$11,494	$10,542
7/19	$10,476	$11,528	$10,530
8/19	$10,517	$11,789	$10,615
9/19	$10,536	$11,738	$10,603
10/19	$10,564	$11,776	$10,638
11/19	$10,569	$11,773	$10,635
12/19	$10,584	$11,791	$10,657
1/20	$10,631	$12,003	$10,715
2/20	$10,687	$12,182	$10,808
3/20	$10,766	$11,944	$10,956
4/20	$10,813	$12,184	$10,961
5/20	$10,838	$12,297	$10,968
6/20	$10,849	$12,400	$10,971
7/20	$10,849	$12,618	$10,982
8/20	$10,847	$12,545	$10,979
9/20	$10,844	$12,522	$10,982
10/20	$10,841	$12,478	$10,978
11/20	$10,848	$12,640	$10,983
12/20	$10,844	$12,684	$10,988
1/21	$10,850	$12,604	$10,989
2/21	$10,845	$12,442	$10,981
3/21	$10,849	$12,297	$10,983
4/21	$10,841	$12,400	$10,988
5/21	$10,843	$12,448	$10,996
6/21	$10,845	$12,538	$10,979
7/21	$10,845	$12,664	$10,997
8/21	$10,834	$12,656	$10,996
9/21	$10,834	$12,548	$10,985
10/21	$10,823	$12,538	$10,952
11/21	$10,823	$12,553	$10,954
12/21	$10,801	$12,544	$10,927
1/22	$10,768	$12,269	$10,855
2/22	$10,739	$12,102	$10,815
3/22	$10,626	$11,777	$10,671
4/22	$10,571	$11,338	$10,620
5/22	$10,628	$11,400	$10,679
6/22	$10,564	$11,173	$10,617
7/22	$10,588	$11,453	$10,653
8/22	$10,535	$11,156	$10,576
9/22	$10,449	$10,675	$10,451
10/22	$10,442	$10,558	$10,441
11/22	$10,492	$10,952	$10,507
12/22	$10,512	$10,914	$10,528
1/23	$10,555	$11,253	$10,600
2/23	$10,531	$10,976	$10,524
3/23	$10,646	$11,234	$10,692
4/23	$10,676	$11,303	$10,719
5/23	$10,660	$11,185	$10,682
6/23	$10,619	$11,168	$10,631
7/23	$10,651	$11,179	$10,668
8/23	$10,685	$11,112	$10,710
9/23	$10,684	$10,847	$10,709
10/23	$10,710	$10,684	$10,746
11/23	$10,840	$11,165	$10,854
12/23	$10,959	$11,588	$10,976
1/24	$11,007	$11,560	$11,018
2/24	$10,961	$11,422	$10,973
3/24	$10,996	$11,534	$11,009
4/24	$10,962	$11,264	$10,973
5/24	$11,033	$11,451	$11,048
6/24	$11,104	$11,556	$11,112
7/24	$11,247	$11,818	$11,239
8/24	$11,356	$11,992	$11,340
9/24	$11,449	$12,157	$11,431
10/24	$11,364	$11,881	$11,364
11/24	$11,410	$12,006	$11,397
12/24	$11,420	$11,824	$11,424
1/25	$11,481	$11,896	$11,474
2/25	$11,552	$12,142	$11,552
3/25	$11,600	$12,139	$11,606
4/25	$11,683	$12,182	$11,697
5/25	$11,670	$12,120	$11,673
6/25	$11,754	$12,309	$11,743
7/25	$11,705	$12,291	$11,737
8/25	$11,802	$12,439	$11,838
9/25	$11,837	$12,571	$11,874
10/25	$11,885	$12,654	$11,914
11/25	$11,932	$12,730	$11,968
12/25	$11,954	$12,721	$12,006

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	4.67%	1.97%	1.80%
US Universal Index	7.58%	0.06%	2.44%
ICE BofAML 1-3 Year US Treasury Index	5.09%	1.79%	1.85%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$32,635,565
# of Portfolio Holdings	27
Portfolio Turnover Rate	164%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.375%, due 09/15/28	24.3%
U.S. Treasury Notes, 3.500%, due 11/15/28	15.2%
U.S. Treasury Notes, 3.625%, due 08/15/28	9.0%
U.S. Treasury Notes, 3.875%, due 03/15/28	4.3%
U.S. Treasury Notes, 3.500%, due 10/15/28	3.4%
Bank of America Corp., 2.551% (SOFR + 1.050%), due 02/04/28	3.2%
Citigroup, Inc., 3.887% (SOFR + 1.825%), due 01/10/28	3.1%
JPMorgan Chase & Co., 4.851% (SOFR + 1.990%), due 07/25/28	2.9%
American Honda Finance Corp., 5.250%, due 07/07/26	2.5%
Goldman Sachs Group, Inc., 4.937% (SOFR + 1.319%), due 04/23/28	2.2%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	56.1%
Financials	19.3%
Consumer Discretionary	6.7%
Mortgage-Backed Securities	4.4%
Industrials	3.6%
Communication Services	3.1%
Other (includes short-term investments)	6.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Short Duration Fixed Income Portfolio

UMNOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$66	0.65%

How did the Portfolio perform last year and what affected its performance?

  Overweight exposures and selection within US Corporates and Commercial Mortgage-Backed Securities contributed to relative performance, as those spread sectors outperformed Treasuries.

  Curve positioning hurt relative performance, as the 2-year outperformed, and the portfolio carried an underweight to that part of the curve; and exposures to select US Asset-Backed Securities detracted from relative performance.

Portfolio Performance

	Open Shares	US Universal Index	ICE BofAML 1-3 Year US Treasury Index
12/15	$10,000	$10,000	$10,000
1/16	$10,008	$10,110	$10,061
2/16	$9,997	$10,182	$10,073
3/16	$10,035	$10,307	$10,090
4/16	$10,043	$10,377	$10,094
5/16	$10,051	$10,385	$10,083
6/16	$10,090	$10,568	$10,143
7/16	$10,088	$10,655	$10,138
8/16	$10,086	$10,667	$10,121
9/16	$10,095	$10,669	$10,133
10/16	$10,093	$10,598	$10,126
11/16	$10,061	$10,360	$10,086
12/16	$10,070	$10,391	$10,089
1/17	$10,078	$10,428	$10,101
2/17	$10,099	$10,508	$10,112
3/17	$10,098	$10,505	$10,115
4/17	$10,096	$10,592	$10,129
5/17	$10,105	$10,674	$10,141
6/17	$10,105	$10,664	$10,132
7/17	$10,124	$10,718	$10,154
8/17	$10,144	$10,810	$10,173
9/17	$10,123	$10,772	$10,157
10/17	$10,122	$10,785	$10,150
11/17	$10,102	$10,769	$10,130
12/17	$10,102	$10,816	$10,131
1/18	$10,082	$10,712	$10,102
2/18	$10,073	$10,610	$10,098
3/18	$10,075	$10,664	$10,118
4/18	$10,077	$10,593	$10,102
5/18	$10,091	$10,651	$10,139
6/18	$10,095	$10,635	$10,141
7/18	$10,110	$10,657	$10,140
8/18	$10,125	$10,710	$10,172
9/18	$10,130	$10,664	$10,160
10/18	$10,146	$10,575	$10,176
11/18	$10,153	$10,622	$10,211
12/18	$10,190	$10,789	$10,292
1/19	$10,218	$10,937	$10,319
2/19	$10,235	$10,949	$10,330
3/19	$10,274	$11,147	$10,393
4/19	$10,291	$11,163	$10,414
5/19	$10,330	$11,334	$10,488
6/19	$10,357	$11,494	$10,542
7/19	$10,364	$11,528	$10,530
8/19	$10,402	$11,789	$10,615
9/19	$10,418	$11,738	$10,603
10/19	$10,444	$11,776	$10,638
11/19	$10,446	$11,773	$10,635
12/19	$10,459	$11,791	$10,657
1/20	$10,492	$12,003	$10,715
2/20	$10,557	$12,182	$10,808
3/20	$10,633	$11,944	$10,956
4/20	$10,677	$12,184	$10,961
5/20	$10,688	$12,297	$10,968
6/20	$10,697	$12,400	$10,971
7/20	$10,705	$12,618	$10,982
8/20	$10,702	$12,545	$10,979
9/20	$10,697	$12,522	$10,982
10/20	$10,691	$12,478	$10,978
11/20	$10,696	$12,640	$10,983
12/20	$10,689	$12,684	$10,988
1/21	$10,693	$12,604	$10,989
2/21	$10,686	$12,442	$10,981
3/21	$10,677	$12,297	$10,983
4/21	$10,678	$12,400	$10,988
5/21	$10,678	$12,448	$10,996
6/21	$10,667	$12,538	$10,979
7/21	$10,667	$12,664	$10,997
8/21	$10,667	$12,656	$10,996
9/21	$10,657	$12,548	$10,985
10/21	$10,646	$12,538	$10,952
11/21	$10,646	$12,553	$10,954
12/21	$10,635	$12,544	$10,927
1/22	$10,592	$12,269	$10,855
2/22	$10,573	$12,102	$10,815
3/22	$10,459	$11,777	$10,671
4/22	$10,403	$11,338	$10,620
5/22	$10,457	$11,400	$10,679
6/22	$10,392	$11,173	$10,617
7/22	$10,413	$11,453	$10,653
8/22	$10,359	$11,156	$10,576
9/22	$10,273	$10,675	$10,451
10/22	$10,263	$10,558	$10,441
11/22	$10,310	$10,952	$10,507
12/22	$10,328	$10,914	$10,528
1/23	$10,369	$11,253	$10,600
2/23	$10,343	$10,976	$10,524
3/23	$10,454	$11,234	$10,692
4/23	$10,481	$11,303	$10,719
5/23	$10,452	$11,185	$10,682
6/23	$10,420	$11,168	$10,631
7/23	$10,450	$11,179	$10,668
8/23	$10,481	$11,112	$10,710
9/23	$10,478	$10,847	$10,709
10/23	$10,502	$10,684	$10,746
11/23	$10,627	$11,165	$10,854
12/23	$10,739	$11,588	$10,976
1/24	$10,784	$11,560	$11,018
2/24	$10,736	$11,422	$10,973
3/24	$10,769	$11,534	$11,009
4/24	$10,732	$11,264	$10,973
5/24	$10,811	$11,451	$11,048
6/24	$10,868	$11,556	$11,112
7/24	$11,017	$11,818	$11,239
8/24	$11,109	$11,992	$11,340
9/24	$11,198	$12,157	$11,431
10/24	$11,113	$11,881	$11,364
11/24	$11,155	$12,006	$11,397
12/24	$11,163	$11,824	$11,424
1/25	$11,220	$11,896	$11,474
2/25	$11,299	$12,142	$11,552
3/25	$11,332	$12,139	$11,606
4/25	$11,411	$12,182	$11,697
5/25	$11,408	$12,120	$11,673
6/25	$11,476	$12,309	$11,743
7/25	$11,425	$12,291	$11,737
8/25	$11,518	$12,439	$11,838
9/25	$11,550	$12,571	$11,874
10/25	$11,594	$12,654	$11,914
11/25	$11,637	$12,730	$11,968
12/25	$11,669	$12,721	$12,006

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	4.53%	1.77%	1.56%
US Universal Index	7.58%	0.06%	2.44%
ICE BofAML 1-3 Year US Treasury Index	5.09%	1.79%	1.85%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$32,635,565
# of Portfolio Holdings	27
Portfolio Turnover Rate	164%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.375%, due 09/15/28	24.3%
U.S. Treasury Notes, 3.500%, due 11/15/28	15.2%
U.S. Treasury Notes, 3.625%, due 08/15/28	9.0%
U.S. Treasury Notes, 3.875%, due 03/15/28	4.3%
U.S. Treasury Notes, 3.500%, due 10/15/28	3.4%
Bank of America Corp., 2.551% (SOFR + 1.050%), due 02/04/28	3.2%
Citigroup, Inc., 3.887% (SOFR + 1.825%), due 01/10/28	3.1%
JPMorgan Chase & Co., 4.851% (SOFR + 1.990%), due 07/25/28	2.9%
American Honda Finance Corp., 5.250%, due 07/07/26	2.5%
Goldman Sachs Group, Inc., 4.937% (SOFR + 1.319%), due 04/23/28	2.2%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	56.1%
Financials	19.3%
Consumer Discretionary	6.7%
Mortgage-Backed Securities	4.4%
Industrials	3.6%
Communication Services	3.1%
Other (includes short-term investments)	6.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Small Cap Equity Select Portfolio

LZSCX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.95%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the healthcare sector detracted from relative performance. Shares of clinical-stage biopharmaceutical company Janux fell amid several setbacks for one of its prostate cancer treatments during the year. We sold our position in December. Shares of medical equipment company Enovis fell amid a surprising demand slowdown within the US for joint replacements, coupled with slower-than-expected synergy realization from the company’s large European acquisition completed in 2024.

  Overweight exposure and stock selection in the consumer discretionary sector also detracted.

  Stock selection in the information technology sector contributed to performance. Shares of optical laser producer Lumentum rose after the company reported solid quarterly results, driven by strong margin performance and new customer wins.

  Shares of Coherent, a global leader in lasers and semiconductors, particularly optical transceivers (small components that reliably connect switches and servers in a data center), rose after reporting broadly solid quarterly results and amid encouraging artificial intelligence capex momentum.

  Stock selection in the consumer staples sector also helped performance.

Portfolio Performance

	Institutional Shares	Russell 3000 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
1/16	$9,207	$9,436	$9,121
2/16	$9,331	$9,433	$9,120
3/16	$10,008	$10,097	$9,848
4/16	$10,023	$10,159	$10,003
5/16	$10,148	$10,341	$10,228
6/16	$10,000	$10,362	$10,222
7/16	$10,505	$10,774	$10,832
8/16	$10,628	$10,801	$11,023
9/16	$10,580	$10,818	$11,146
10/16	$10,374	$10,584	$10,616
11/16	$11,270	$11,058	$11,800
12/16	$11,620	$11,274	$12,131
1/17	$11,588	$11,486	$12,179
2/17	$11,837	$11,913	$12,414
3/17	$11,773	$11,921	$12,430
4/17	$11,749	$12,047	$12,566
5/17	$11,901	$12,171	$12,311
6/17	$12,134	$12,280	$12,736
7/17	$12,158	$12,512	$12,831
8/17	$12,055	$12,536	$12,668
9/17	$12,653	$12,842	$13,458
10/17	$12,842	$13,122	$13,573
11/17	$13,203	$13,521	$13,964
12/17	$13,271	$13,656	$13,908
1/18	$13,569	$14,375	$14,271
2/18	$12,999	$13,846	$13,718
3/18	$13,108	$13,568	$13,896
4/18	$13,334	$13,619	$14,016
5/18	$13,714	$14,004	$14,867
6/18	$13,823	$14,095	$14,973
7/18	$14,167	$14,563	$15,234
8/18	$14,524	$15,074	$15,891
9/18	$14,276	$15,099	$15,509
10/18	$12,618	$13,988	$13,824
11/18	$12,995	$14,268	$14,044
12/18	$11,510	$12,940	$12,376
1/19	$12,690	$14,050	$13,768
2/19	$13,242	$14,545	$14,484
3/19	$13,168	$14,757	$14,181
4/19	$13,827	$15,346	$14,662
5/19	$12,998	$14,353	$13,522
6/19	$13,986	$15,361	$14,478
7/19	$14,114	$15,590	$14,561
8/19	$13,721	$15,272	$13,842
9/19	$14,231	$15,540	$14,130
10/19	$14,528	$15,874	$14,502
11/19	$14,677	$16,478	$15,099
12/19	$14,963	$16,954	$15,535
1/20	$14,667	$16,935	$15,037
2/20	$13,493	$15,549	$13,771
3/20	$10,301	$13,410	$10,779
4/20	$11,727	$15,187	$12,259
5/20	$12,473	$15,999	$13,057
6/20	$12,440	$16,364	$13,519
7/20	$13,010	$17,294	$13,893
8/20	$13,375	$18,546	$14,676
9/20	$12,878	$17,871	$14,185
10/20	$13,154	$17,485	$14,482
11/20	$15,009	$19,613	$17,152
12/20	$15,926	$20,495	$18,635
1/21	$16,125	$20,404	$19,573
2/21	$17,307	$21,042	$20,793
3/21	$17,870	$21,796	$21,002
4/21	$18,742	$22,919	$21,443
5/21	$18,776	$23,024	$21,487
6/21	$18,632	$23,592	$21,903
7/21	$18,312	$23,991	$21,113
8/21	$18,592	$24,675	$21,585
9/21	$18,072	$23,568	$20,948
10/21	$18,891	$25,162	$21,839
11/21	$18,061	$24,779	$20,929
12/21	$19,097	$25,754	$21,397
1/22	$18,089	$24,239	$19,337
2/22	$18,229	$23,628	$19,543
3/22	$18,166	$24,395	$19,787
4/22	$17,107	$22,206	$17,826
5/22	$17,069	$22,176	$17,853
6/22	$15,410	$20,321	$16,384
7/22	$16,966	$22,227	$18,095
8/22	$16,268	$21,398	$17,725
9/22	$14,863	$19,413	$16,026
10/22	$16,374	$21,005	$17,790
11/22	$17,157	$22,102	$18,206
12/22	$16,189	$20,808	$17,024
1/23	$17,475	$22,241	$18,683
2/23	$17,064	$21,721	$18,368
3/23	$16,481	$22,302	$17,490
4/23	$16,123	$22,539	$17,176
5/23	$15,606	$22,627	$17,017
6/23	$16,759	$24,172	$18,401
7/23	$17,581	$25,039	$19,526
8/23	$16,899	$24,555	$18,549
9/23	$16,157	$23,386	$17,457
10/23	$15,307	$22,766	$16,267
11/23	$16,400	$24,889	$17,739
12/23	$17,819	$26,209	$19,906
1/24	$17,446	$26,499	$19,132
2/24	$18,335	$27,934	$20,214
3/24	$19,053	$28,835	$20,937
4/24	$17,919	$27,566	$19,464
5/24	$18,737	$28,868	$20,440
6/24	$18,378	$29,762	$20,251
7/24	$19,397	$30,315	$22,309
8/24	$19,731	$30,975	$21,975
9/24	$20,000	$31,616	$22,129
10/24	$19,552	$31,384	$21,809
11/24	$21,239	$33,471	$24,202
12/24	$19,817	$32,448	$22,203
1/25	$20,894	$33,473	$22,785
2/25	$19,485	$32,831	$21,566
3/25	$17,895	$30,916	$20,098
4/25	$17,331	$30,709	$19,634
5/25	$17,663	$32,655	$20,682
6/25	$18,458	$34,314	$21,807
7/25	$18,690	$35,070	$22,185
8/25	$19,601	$35,882	$23,770
9/25	$19,550	$37,120	$24,509
10/25	$19,773	$37,915	$24,953
11/25	$20,220	$38,020	$25,193
12/25	$20,303	$38,012	$25,046

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	2.46%	4.98%	7.34%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$33,059,623
# of Portfolio Holdings	71
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$149,109

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.3%
Zeta Global Holdings Corp., Class A	2.7%
Coherent Corp.	2.4%
Wintrust Financial Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.3%
Floor & Decor Holdings, Inc., Class A	2.2%
First American Financial Corp.	2.2%
First Watch Restaurant Group, Inc.	2.1%
Toro Co.	2.1%
BankUnited, Inc.	2.1%

Sector Allocation (% of Net Assets)

Industrials	20.4%
Information Technology	18.5%
Financials	17.8%
Health Care	16.8%
Consumer Discretionary	11.2%
Energy	4.4%
Materials	3.3%
Communication Services	3.2%
Consumer Staples	2.8%
Other (includes short-term investments)	1.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Small Cap Equity Select Portfolio

LZCOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$121	1.20%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the healthcare sector detracted from relative performance. Shares of clinical-stage biopharmaceutical company Janux fell amid several setbacks for one of its prostate cancer treatments during the year. We sold our position in December. Shares of medical equipment company Enovis fell amid a surprising demand slowdown within the US for joint replacements, coupled with slower-than-expected synergy realization from the company’s large European acquisition completed in 2024.

  Overweight exposure and stock selection in the consumer discretionary sector also detracted.

  Stock selection in the information technology sector contributed to performance. Shares of optical laser producer Lumentum rose after the company reported solid quarterly results, driven by strong margin performance and new customer wins.

  Shares of Coherent, a global leader in lasers and semiconductors, particularly optical transceivers (small components that reliably connect switches and servers in a data center), rose after reporting broadly solid quarterly results and amid encouraging artificial intelligence capex momentum.

  Stock selection in the consumer staples sector also helped performance.

Portfolio Performance

	Open Shares	Russell 3000 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
1/16	$9,211	$9,436	$9,121
2/16	$9,326	$9,433	$9,120
3/16	$10,000	$10,097	$9,848
4/16	$10,008	$10,159	$10,003
5/16	$10,132	$10,341	$10,228
6/16	$9,984	$10,362	$10,222
7/16	$10,485	$10,774	$10,832
8/16	$10,606	$10,801	$11,023
9/16	$10,564	$10,818	$11,146
10/16	$10,355	$10,584	$10,616
11/16	$11,236	$11,058	$11,800
12/16	$11,592	$11,274	$12,131
1/17	$11,559	$11,486	$12,179
2/17	$11,796	$11,913	$12,414
3/17	$11,737	$11,921	$12,430
4/17	$11,703	$12,047	$12,566
5/17	$11,855	$12,171	$12,311
6/17	$12,084	$12,280	$12,736
7/17	$12,101	$12,512	$12,831
8/17	$12,001	$12,536	$12,668
9/17	$12,591	$12,842	$13,458
10/17	$12,773	$13,122	$13,573
11/17	$13,137	$13,521	$13,964
12/17	$13,195	$13,656	$13,908
1/18	$13,483	$14,375	$14,271
2/18	$12,916	$13,846	$13,718
3/18	$13,022	$13,568	$13,896
4/18	$13,253	$13,619	$14,016
5/18	$13,618	$14,004	$14,867
6/18	$13,724	$14,095	$14,973
7/18	$14,060	$14,563	$15,234
8/18	$14,410	$15,074	$15,891
9/18	$14,156	$15,099	$15,509
10/18	$12,511	$13,988	$13,824
11/18	$12,883	$14,268	$14,044
12/18	$11,414	$12,940	$12,376
1/19	$12,575	$14,050	$13,768
2/19	$13,121	$14,545	$14,484
3/19	$13,042	$14,757	$14,181
4/19	$13,690	$15,346	$14,662
5/19	$12,871	$14,353	$13,522
6/19	$13,850	$15,361	$14,478
7/19	$13,964	$15,590	$14,561
8/19	$13,577	$15,272	$13,842
9/19	$14,077	$15,540	$14,130
10/19	$14,373	$15,874	$14,502
11/19	$14,510	$16,478	$15,099
12/19	$14,783	$16,954	$15,535
1/20	$14,489	$16,935	$15,037
2/20	$13,326	$15,549	$13,771
3/20	$10,176	$13,410	$10,779
4/20	$11,575	$15,187	$12,259
5/20	$12,303	$15,999	$13,057
6/20	$12,268	$16,364	$13,519
7/20	$12,832	$17,294	$13,893
8/20	$13,187	$18,546	$14,676
9/20	$12,690	$17,871	$14,185
10/20	$12,962	$17,485	$14,482
11/20	$14,785	$19,613	$17,152
12/20	$15,685	$20,495	$18,635
1/21	$15,874	$20,404	$19,573
2/21	$17,035	$21,042	$20,793
3/21	$17,591	$21,796	$21,002
4/21	$18,443	$22,919	$21,443
5/21	$18,467	$23,024	$21,487
6/21	$18,325	$23,592	$21,903
7/21	$17,993	$23,991	$21,113
8/21	$18,278	$24,675	$21,585
9/21	$17,757	$23,568	$20,948
10/21	$18,562	$25,162	$21,839
11/21	$17,733	$24,779	$20,929
12/21	$18,757	$25,754	$21,397
1/22	$17,761	$24,239	$19,337
2/22	$17,886	$23,628	$19,543
3/22	$17,830	$24,395	$19,787
4/22	$16,779	$22,206	$17,826
5/22	$16,738	$22,176	$17,853
6/22	$15,105	$20,321	$16,384
7/22	$16,641	$22,227	$18,095
8/22	$15,953	$21,398	$17,725
9/22	$14,567	$19,413	$16,026
10/22	$16,039	$21,005	$17,790
11/22	$16,805	$22,102	$18,206
12/22	$15,852	$20,808	$17,024
1/23	$17,108	$22,241	$18,683
2/23	$16,704	$21,721	$18,368
3/23	$16,127	$22,302	$17,490
4/23	$15,780	$22,539	$17,176
5/23	$15,275	$22,627	$17,017
6/23	$16,386	$24,172	$18,401
7/23	$17,195	$25,039	$19,526
8/23	$16,524	$24,555	$18,549
9/23	$15,788	$23,386	$17,457
10/23	$14,963	$22,766	$16,267
11/23	$16,024	$24,889	$17,739
12/23	$17,410	$26,209	$19,906
1/24	$17,031	$26,499	$19,132
2/24	$17,915	$27,934	$20,214
3/24	$18,608	$28,835	$20,937
4/24	$17,504	$27,566	$19,464
5/24	$18,277	$28,868	$20,440
6/24	$17,930	$29,762	$20,251
7/24	$18,924	$30,315	$22,309
8/24	$19,259	$30,975	$21,975
9/24	$19,507	$31,616	$22,129
10/24	$19,061	$31,384	$21,809
11/24	$20,712	$33,471	$24,202
12/24	$19,302	$32,448	$22,203
1/25	$20,361	$33,473	$22,785
2/25	$18,968	$32,831	$21,566
3/25	$17,426	$30,916	$20,098
4/25	$16,887	$30,709	$19,634
5/25	$17,184	$32,655	$20,682
6/25	$17,964	$34,314	$21,807
7/25	$18,187	$35,070	$22,185
8/25	$19,079	$35,882	$23,770
9/25	$19,021	$37,120	$24,509
10/25	$19,215	$37,915	$24,953
11/25	$19,661	$38,020	$25,193
12/25	$19,738	$38,012	$25,046

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	2.26%	4.70%	7.04%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$33,059,623
# of Portfolio Holdings	71
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$149,109

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.3%
Zeta Global Holdings Corp., Class A	2.7%
Coherent Corp.	2.4%
Wintrust Financial Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.3%
Floor & Decor Holdings, Inc., Class A	2.2%
First American Financial Corp.	2.2%
First Watch Restaurant Group, Inc.	2.1%
Toro Co.	2.1%
BankUnited, Inc.	2.1%

Sector Allocation (% of Net Assets)

Industrials	20.4%
Information Technology	18.5%
Financials	17.8%
Health Care	16.8%
Consumer Discretionary	11.2%
Energy	4.4%
Materials	3.3%
Communication Services	3.2%
Consumer Staples	2.8%
Other (includes short-term investments)	1.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Small Cap Equity Select Portfolio

RLSMX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$91	0.90%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the healthcare sector detracted from relative performance. Shares of clinical-stage biopharmaceutical company Janux fell amid several setbacks for one of its prostate cancer treatments during the year. We sold our position in December. Shares of medical equipment company Enovis fell amid a surprising demand slowdown within the US for joint replacements, coupled with slower-than-expected synergy realization from the company’s large European acquisition completed in 2024.

  Overweight exposure and stock selection in the consumer discretionary sector also detracted.

  Stock selection in the information technology sector contributed to performance. Shares of optical laser producer Lumentum rose after the company reported solid quarterly results, driven by strong margin performance and new customer wins.

  Shares of Coherent, a global leader in lasers and semiconductors, particularly optical transceivers (small components that reliably connect switches and servers in a data center), rose after reporting broadly solid quarterly results and amid encouraging artificial intelligence capex momentum.

  Stock selection in the consumer staples sector also helped performance.

Portfolio Performance

	R6 Shares	Russell 3000 Index	Russell 2000 Index
01/20	$1,000,000	$1,000,000	$1,000,000
01/20	$981,645	$1,000,000	$1,000,000
02/20	$903,084	$918,130	$915,820
03/20	$689,427	$791,869	$716,840
04/20	$784,875	$896,744	$815,298
05/20	$834,068	$944,702	$868,349
06/20	$831,865	$966,299	$899,043
07/20	$870,044	$1,021,166	$923,928
08/20	$894,438	$1,095,143	$975,985
09/20	$861,913	$1,055,268	$943,384
10/20	$880,393	$1,032,495	$963,139
11/20	$1,004,579	$1,158,101	$1,140,669
12/20	$1,065,934	$1,210,202	$1,239,337
01/21	$1,079,240	$1,204,819	$1,301,703
02/21	$1,158,335	$1,242,482	$1,382,825
03/21	$1,196,034	$1,287,016	$1,396,714
04/21	$1,254,431	$1,353,360	$1,426,044
05/21	$1,256,649	$1,359,538	$1,428,984
06/21	$1,247,039	$1,393,063	$1,456,670
07/21	$1,224,863	$1,416,621	$1,404,071
08/21	$1,244,871	$1,457,020	$1,435,478
09/21	$1,209,324	$1,391,646	$1,393,153
10/21	$1,264,125	$1,485,756	$1,452,417
11/21	$1,208,584	$1,463,140	$1,391,895
12/21	$1,278,638	$1,520,757	$1,422,988
01/22	$1,210,353	$1,431,281	$1,285,992
02/22	$1,220,596	$1,395,229	$1,299,719
03/22	$1,216,328	$1,440,485	$1,315,896
04/22	$1,146,336	$1,311,212	$1,185,478
05/22	$1,143,775	$1,309,454	$1,187,270
06/22	$1,034,519	$1,199,907	$1,089,625
07/22	$1,137,800	$1,312,480	$1,203,385
08/22	$1,092,011	$1,263,499	$1,178,761
09/22	$999,753	$1,146,336	$1,065,793
10/22	$1,098,220	$1,240,342	$1,183,126
11/22	$1,150,559	$1,305,083	$1,210,761
12/22	$1,086,718	$1,228,666	$1,132,179
01/23	$1,170,994	$1,313,288	$1,242,529
02/23	$1,143,493	$1,282,593	$1,221,541
03/23	$1,104,460	$1,316,888	$1,163,176
04/23	$1,080,508	$1,330,919	$1,142,264
05/23	$1,045,910	$1,336,097	$1,131,713
06/23	$1,123,977	$1,427,333	$1,223,723
07/23	$1,178,978	$1,478,498	$1,298,558
08/23	$1,133,346	$1,449,958	$1,233,593
09/23	$1,083,677	$1,380,890	$1,160,969
10/23	$1,026,784	$1,344,285	$1,081,792
11/23	$1,099,933	$1,469,637	$1,179,705
12/23	$1,194,855	$1,547,589	$1,323,845
01/24	$1,169,902	$1,564,741	$1,272,356
02/24	$1,230,365	$1,649,441	$1,344,297
03/24	$1,278,351	$1,702,647	$1,392,422
04/24	$1,202,533	$1,627,728	$1,294,419
05/24	$1,257,237	$1,704,633	$1,359,357
06/24	$1,233,244	$1,757,404	$1,346,782
07/24	$1,301,384	$1,790,073	$1,483,614
08/24	$1,324,670	$1,829,040	$1,461,452
09/24	$1,342,652	$1,866,876	$1,471,666
10/24	$1,312,682	$1,853,166	$1,450,410
11/24	$1,425,569	$1,976,446	$1,609,511
12/24	$1,330,411	$1,916,036	$1,476,589
01/25	$1,403,523	$1,976,522	$1,515,304
02/25	$1,307,148	$1,938,644	$1,434,251
03/25	$1,200,804	$1,825,562	$1,336,623
04/25	$1,164,248	$1,813,314	$1,305,744
05/25	$1,185,295	$1,928,253	$1,375,472
06/25	$1,238,467	$2,026,213	$1,450,231
07/25	$1,255,084	$2,070,836	$1,475,388
08/25	$1,316,023	$2,118,759	$1,580,801
09/25	$1,312,575	$2,191,880	$1,629,985
10/25	$1,327,517	$2,238,857	$1,659,473
11/25	$1,357,400	$2,245,005	$1,675,415
12/25	$1,363,605	$2,244,548	$1,665,694

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 1/8/20
R6 Shares	2.50%	5.05%	5.32%
Russell 3000 Index	17.15%	13.15%	14.31%
Russell 2000 Index	12.81%	6.09%	8.36%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$33,059,623
# of Portfolio Holdings	71
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$149,109

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.3%
Zeta Global Holdings Corp., Class A	2.7%
Coherent Corp.	2.4%
Wintrust Financial Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.3%
Floor & Decor Holdings, Inc., Class A	2.2%
First American Financial Corp.	2.2%
First Watch Restaurant Group, Inc.	2.1%
Toro Co.	2.1%
BankUnited, Inc.	2.1%

Sector Allocation (% of Net Assets)

Industrials	20.4%
Information Technology	18.5%
Financials	17.8%
Health Care	16.8%
Consumer Discretionary	11.2%
Energy	4.4%
Materials	3.3%
Communication Services	3.2%
Consumer Staples	2.8%
Other (includes short-term investments)	1.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Developing Markets Equity Portfolio

LDMIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$129	1.10%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector boosted relative performance, as did stock selection in China.

  Higher-than-benchmark exposure to the information technology sector and to Hungary contributed, as did lower-than-benchmark exposures to the real estate sector and to India.

  Among the top contributors were chipmakers Taiwan Semiconductor Manufacturing Company and Samsung Electronics.

  Stock selection in the consumer discretionary sector undercut relative performance, as did stock selection in Indonesia.

  Higher-than-benchmark exposure to the consumer discretionary and to Indonesia detracted, as did lower-than-benchmark exposure to the materials sector and to Korea.

  Among the top detractors were power equipment manufacturer Techtronic Industries and industrial automation provider Hiwin.

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,347	$9,351
2/16	$9,281	$9,336
3/16	$10,553	$10,571
4/16	$10,940	$10,629
5/16	$10,564	$10,232
6/16	$10,996	$10,641
7/16	$11,383	$11,177
8/16	$11,683	$11,455
9/16	$12,070	$11,602
10/16	$11,982	$11,630
11/16	$11,572	$11,094
12/16	$11,481	$11,119
1/17	$12,218	$11,727
2/17	$12,419	$12,086
3/17	$13,022	$12,391
4/17	$13,435	$12,662
5/17	$13,659	$13,037
6/17	$13,703	$13,168
7/17	$14,519	$13,953
8/17	$15,055	$14,264
9/17	$15,211	$14,208
10/17	$15,602	$14,706
11/17	$15,691	$14,735
12/17	$16,205	$15,264
1/18	$17,145	$16,536
2/18	$16,507	$15,774
3/18	$16,306	$15,480
4/18	$15,948	$15,412
5/18	$15,522	$14,866
6/18	$14,739	$14,248
7/18	$15,108	$14,561
8/18	$14,268	$14,167
9/18	$14,110	$14,092
10/18	$12,960	$12,865
11/18	$13,468	$13,395
12/18	$12,870	$13,040
1/19	$14,223	$14,182
2/19	$14,482	$14,214
3/19	$14,797	$14,333
4/19	$15,113	$14,635
5/19	$13,964	$13,573
6/19	$15,034	$14,420
7/19	$14,730	$14,244
8/19	$14,135	$13,549
9/19	$14,565	$13,808
10/19	$15,300	$14,390
11/19	$15,379	$14,370
12/19	$16,496	$15,443
1/20	$15,634	$14,723
2/20	$14,818	$13,946
3/20	$11,768	$11,798
4/20	$13,140	$12,879
5/20	$13,469	$12,978
6/20	$14,648	$13,932
7/20	$15,850	$15,176
8/20	$16,353	$15,512
9/20	$16,160	$15,263
10/20	$16,546	$15,578
11/20	$18,241	$17,018
12/20	$19,685	$18,269
1/21	$20,094	$18,829
2/21	$20,697	$18,974
3/21	$20,163	$18,687
4/21	$20,276	$19,152
5/21	$20,435	$19,596
6/21	$20,208	$19,630
7/21	$18,764	$18,309
8/21	$18,934	$18,788
9/21	$17,863	$18,042
10/21	$18,205	$18,220
11/21	$17,338	$17,477
12/21	$17,688	$17,805
1/22	$17,482	$17,468
2/22	$16,540	$16,946
3/22	$16,115	$16,563
4/22	$15,058	$15,642
5/22	$15,483	$15,711
6/22	$14,369	$14,667
7/22	$14,300	$14,631
8/22	$14,082	$14,692
9/22	$12,382	$12,969
10/22	$11,899	$12,567
11/22	$13,921	$14,431
12/22	$13,689	$14,228
1/23	$15,067	$15,351
2/23	$14,071	$14,356
3/23	$14,627	$14,791
4/23	$14,268	$14,623
5/23	$13,897	$14,377
6/23	$14,604	$14,923
7/23	$15,530	$15,852
8/23	$14,430	$14,876
9/23	$13,978	$14,487
10/23	$13,284	$13,924
11/23	$14,337	$15,038
12/23	$15,009	$15,626
1/24	$14,215	$14,901
2/24	$14,973	$15,609
3/24	$15,648	$15,996
4/24	$15,234	$16,068
5/24	$15,388	$16,159
6/24	$15,838	$16,796
7/24	$15,755	$16,846
8/24	$16,181	$17,118
9/24	$17,070	$18,261
10/24	$16,525	$17,449
11/24	$16,169	$16,822
12/24	$16,017	$16,799
1/25	$16,280	$17,099
2/25	$16,447	$17,182
3/25	$16,125	$17,291
4/25	$16,304	$17,518
5/25	$17,056	$18,265
6/25	$18,000	$19,363
7/25	$18,275	$19,741
8/25	$19,193	$19,994
9/25	$20,544	$21,424
10/25	$21,404	$22,319
11/25	$20,795	$21,786
12/25	$21,408	$22,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	33.66%	1.69%	7.91%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$103,505,219
# of Portfolio Holdings	62
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$832,475

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.8%
Alibaba Group Holding Ltd.	4.0%
SK Hynix, Inc.	3.6%
HDFC Bank Ltd. ADR	2.7%
ASE Technology Holding Co. Ltd.	2.3%
Capitec Bank Holdings Ltd.	2.0%
Standard Bank Group Ltd.	2.0%
ICICI Bank Ltd. ADR	1.9%

Sector Allocation (% of Net Assets)

Information Technology	40.5%
Financials	19.3%
Consumer Discretionary	14.7%
Industrials	10.3%
Communication Services	6.9%
Other (includes short-term investments)	8.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Developing Markets Equity Portfolio

LDMOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$157	1.35%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector boosted relative performance, as did stock selection in China.

  Higher-than-benchmark exposure to the information technology sector and to Hungary contributed, as did lower-than-benchmark exposures to the real estate sector and to India.

  Among the top contributors were chipmakers Taiwan Semiconductor Manufacturing Company and Samsung Electronics.

  Stock selection in the consumer discretionary sector undercut relative performance, as did stock selection in Indonesia.

  Higher-than-benchmark exposure to the consumer discretionary and to Indonesia detracted, as did lower-than-benchmark exposure to the materials sector and to Korea.

  Among the top detractors were power equipment manufacturer Techtronic Industries and industrial automation provider Hiwin.

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,337	$9,351
2/16	$9,271	$9,336
3/16	$10,541	$10,571
4/16	$10,928	$10,629
5/16	$10,552	$10,232
6/16	$10,972	$10,641
7/16	$11,359	$11,177
8/16	$11,659	$11,455
9/16	$12,035	$11,602
10/16	$11,947	$11,630
11/16	$11,538	$11,094
12/16	$11,431	$11,119
1/17	$12,164	$11,727
2/17	$12,353	$12,086
3/17	$12,954	$12,391
4/17	$13,354	$12,662
5/17	$13,577	$13,037
6/17	$13,610	$13,168
7/17	$14,422	$13,953
8/17	$14,955	$14,264
9/17	$15,100	$14,208
10/17	$15,478	$14,706
11/17	$15,567	$14,735
12/17	$16,067	$15,264
1/18	$17,001	$16,536
2/18	$16,368	$15,774
3/18	$16,156	$15,480
4/18	$15,789	$15,412
5/18	$15,367	$14,866
6/18	$14,588	$14,248
7/18	$14,955	$14,561
8/18	$14,109	$14,167
9/18	$13,952	$14,092
10/18	$12,810	$12,865
11/18	$13,314	$13,395
12/18	$12,721	$13,040
1/19	$14,042	$14,182
2/19	$14,311	$14,214
3/19	$14,613	$14,333
4/19	$14,927	$14,635
5/19	$13,784	$13,573
6/19	$14,826	$14,420
7/19	$14,523	$14,244
8/19	$13,937	$13,549
9/19	$14,363	$13,808
10/19	$15,080	$14,390
11/19	$15,158	$14,370
12/19	$16,256	$15,443
1/20	$15,405	$14,723
2/20	$14,587	$13,946
3/20	$11,584	$11,798
4/20	$12,929	$12,879
5/20	$13,254	$12,978
6/20	$14,408	$13,932
7/20	$15,584	$15,176
8/20	$16,081	$15,512
9/20	$15,890	$15,263
10/20	$16,261	$15,578
11/20	$17,924	$17,018
12/20	$19,340	$18,269
1/21	$19,734	$18,829
2/21	$20,329	$18,974
3/21	$19,801	$18,687
4/21	$19,913	$19,152
5/21	$20,060	$19,596
6/21	$19,835	$19,630
7/21	$18,408	$18,309
8/21	$18,565	$18,788
9/21	$17,517	$18,042
10/21	$17,855	$18,220
11/21	$16,999	$17,477
12/21	$17,335	$17,805
1/22	$17,131	$17,468
2/22	$16,203	$16,946
3/22	$15,784	$16,563
4/22	$14,742	$15,642
5/22	$15,150	$15,711
6/22	$14,063	$14,667
7/22	$13,995	$14,631
8/22	$13,780	$14,692
9/22	$12,104	$12,969
10/22	$11,640	$12,567
11/22	$13,610	$14,431
12/22	$13,382	$14,228
1/23	$14,725	$15,351
2/23	$13,746	$14,356
3/23	$14,281	$14,791
4/23	$13,940	$14,623
5/23	$13,575	$14,377
6/23	$14,258	$14,923
7/23	$15,170	$15,852
8/23	$14,088	$14,876
9/23	$13,643	$14,487
10/23	$12,960	$13,924
11/23	$13,985	$15,038
12/23	$14,631	$15,626
1/24	$13,853	$14,901
2/24	$14,596	$15,609
3/24	$15,247	$15,996
4/24	$14,840	$16,068
5/24	$14,992	$16,159
6/24	$15,422	$16,796
7/24	$15,340	$16,846
8/24	$15,747	$17,118
9/24	$16,619	$18,261
10/24	$16,084	$17,449
11/24	$15,735	$16,822
12/24	$15,582	$16,799
1/25	$15,827	$17,099
2/25	$15,991	$17,182
3/25	$15,675	$17,291
4/25	$15,851	$17,518
5/25	$16,575	$18,265
6/25	$17,487	$19,363
7/25	$17,756	$19,741
8/25	$18,632	$19,994
9/25	$19,942	$21,424
10/25	$20,784	$22,319
11/25	$20,187	$21,786
12/25	$20,771	$22,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	33.30%	1.44%	7.58%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$103,505,219
# of Portfolio Holdings	62
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$832,475

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.8%
Alibaba Group Holding Ltd.	4.0%
SK Hynix, Inc.	3.6%
HDFC Bank Ltd. ADR	2.7%
ASE Technology Holding Co. Ltd.	2.3%
Capitec Bank Holdings Ltd.	2.0%
Standard Bank Group Ltd.	2.0%
ICICI Bank Ltd. ADR	1.9%

Sector Allocation (% of Net Assets)

Information Technology	40.5%
Financials	19.3%
Consumer Discretionary	14.7%
Industrials	10.3%
Communication Services	6.9%
Other (includes short-term investments)	8.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Advantage Portfolio

LEAIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.85%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to consumer discretionary and consumer staples sectors and overweight exposure to the materials sector helped. Stock selection in the financials and information technology sectors and in Korea and Taiwan also helped.

  Delta Electronics, a global leader in power and thermal management, surged more than 135% during the year.

  Korea Electric Power South Korea's largest, state-controlled utility, reported a 66% annual profit increase.

  Harmony Gold Mining, the largest producer of gold in South Africa, delivered results above expectations gaining additional support from industry analysts.

  Operating cash and overweight exposure to healthcare detracted. Stock selection in the healthcare and consumer discretionary sectors and in Brazil and China detracted.

  Realtek Semiconductor, a Taiwan-based fabless integrated circuit design house, detracted following strong first-quarter performance.

  Lupin Limited, a Mumbai-based multinational pharmaceutical company, underperformed after an adverse FDA product ruling followed by adverse FDA inspection results.

  International Game Systems, a Taiwan-based developer, manufacturer, and marketer of arcade, mobile, and online games, detracted, as the company saw a meaningful decline in its arcade machine sales.

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,504	$9,351
2/16	$9,404	$9,336
3/16	$10,571	$10,571
4/16	$10,558	$10,629
5/16	$10,273	$10,232
6/16	$10,720	$10,641
7/16	$11,154	$11,177
8/16	$11,450	$11,455
9/16	$11,637	$11,602
10/16	$11,624	$11,630
11/16	$11,040	$11,094
12/16	$10,983	$11,119
1/17	$11,702	$11,727
2/17	$12,005	$12,086
3/17	$12,383	$12,391
4/17	$12,711	$12,662
5/17	$13,140	$13,037
6/17	$13,430	$13,168
7/17	$14,262	$13,953
8/17	$14,666	$14,264
9/17	$14,703	$14,208
10/17	$15,082	$14,706
11/17	$15,183	$14,735
12/17	$15,653	$15,264
1/18	$16,942	$16,536
2/18	$16,113	$15,774
3/18	$16,023	$15,480
4/18	$15,692	$15,412
5/18	$15,360	$14,866
6/18	$14,658	$14,248
7/18	$14,888	$14,561
8/18	$14,569	$14,167
9/18	$14,518	$14,092
10/18	$13,178	$12,865
11/18	$13,663	$13,395
12/18	$13,113	$13,040
1/19	$14,447	$14,182
2/19	$14,368	$14,214
3/19	$14,577	$14,333
4/19	$14,826	$14,635
5/19	$13,780	$13,573
6/19	$14,669	$14,420
7/19	$14,407	$14,244
8/19	$13,898	$13,549
9/19	$14,185	$13,808
10/19	$14,721	$14,390
11/19	$14,695	$14,370
12/19	$15,793	$15,443
1/20	$14,953	$14,723
2/20	$14,380	$13,946
3/20	$12,061	$11,798
4/20	$13,048	$12,879
5/20	$13,407	$12,978
6/20	$14,194	$13,932
7/20	$15,660	$15,176
8/20	$16,002	$15,512
9/20	$15,722	$15,263
10/20	$16,055	$15,578
11/20	$17,256	$17,018
12/20	$18,541	$18,269
1/21	$19,227	$18,829
2/21	$19,496	$18,974
3/21	$19,509	$18,687
4/21	$19,993	$19,152
5/21	$20,181	$19,596
6/21	$20,571	$19,630
7/21	$19,294	$18,309
8/21	$19,436	$18,788
9/21	$18,594	$18,042
10/21	$18,906	$18,220
11/21	$18,064	$17,477
12/21	$18,718	$17,805
1/22	$18,515	$17,468
2/22	$17,730	$16,946
3/22	$17,294	$16,563
4/22	$16,262	$15,642
5/22	$16,596	$15,711
6/22	$15,434	$14,667
7/22	$15,376	$14,631
8/22	$15,188	$14,692
9/22	$13,511	$12,969
10/22	$13,146	$12,567
11/22	$15,261	$14,431
12/22	$14,786	$14,228
1/23	$16,153	$15,351
2/23	$15,192	$14,356
3/23	$15,763	$14,791
4/23	$15,597	$14,623
5/23	$15,342	$14,377
6/23	$15,958	$14,923
7/23	$16,845	$15,852
8/23	$15,924	$14,876
9/23	$15,608	$14,487
10/23	$15,067	$13,924
11/23	$16,090	$15,038
12/23	$16,655	$15,626
1/24	$16,257	$14,901
2/24	$17,268	$15,609
3/24	$17,590	$15,996
4/24	$17,605	$16,068
5/24	$17,988	$16,159
6/24	$18,524	$16,796
7/24	$18,509	$16,846
8/24	$18,689	$17,118
9/24	$19,732	$18,261
10/24	$19,011	$17,449
11/24	$18,551	$16,822
12/24	$18,556	$16,799
1/25	$18,913	$17,099
2/25	$18,867	$17,182
3/25	$19,116	$17,291
4/25	$19,287	$17,518
5/25	$20,158	$18,265
6/25	$21,558	$19,363
7/25	$21,791	$19,741
8/25	$22,259	$19,994
9/25	$23,736	$21,424
10/25	$24,592	$22,319
11/25	$24,203	$21,786
12/25	$24,813	$22,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	33.72%	6.00%	9.51%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$683,047,581
# of Portfolio Holdings	250
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,920,669

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Samsung Electronics Co. Ltd. GDR	4.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	3.1%
SK Hynix, Inc.	2.6%
Delta Electronics, Inc.	2.1%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
MediaTek, Inc.	1.4%
PDD Holdings, Inc. ADR	0.9%
OTP Bank Nyrt	0.9%

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	22.0%
Consumer Discretionary	11.5%
Communication Services	9.3%
Industrials	7.2%
Materials	7.0%
Consumer Staples	3.7%
Energy	3.5%
Health Care	3.2%
Other (includes short-term investments)	4.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Advantage Portfolio

LEAOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$134	1.15%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to consumer discretionary and consumer staples sectors and overweight exposure to the materials sector helped. Stock selection in the financials and information technology sectors and in Korea and Taiwan also helped.

  Delta Electronics, a global leader in power and thermal management, surged more than 135% during the year.

  Korea Electric Power South Korea's largest, state-controlled utility, reported a 66% annual profit increase.

  Harmony Gold Mining, the largest producer of gold in South Africa, delivered results above expectations gaining additional support from industry analysts.

  Operating cash and overweight exposure to healthcare detracted. Stock selection in the healthcare and consumer discretionary sectors and in Brazil and China detracted.

  Realtek Semiconductor, a Taiwan-based fabless integrated circuit design house, detracted following strong first-quarter performance.

  Lupin Limited, a Mumbai-based multinational pharmaceutical company, underperformed after an adverse FDA product ruling followed by adverse FDA inspection results.

  International Game Systems, a Taiwan-based developer, manufacturer, and marketer of arcade, mobile, and online games, detracted, as the company saw a meaningful decline in its arcade machine sales.

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,504	$9,351
2/16	$9,404	$9,336
3/16	$10,571	$10,571
4/16	$10,546	$10,629
5/16	$10,261	$10,232
6/16	$10,707	$10,641
7/16	$11,129	$11,177
8/16	$11,425	$11,455
9/16	$11,612	$11,602
10/16	$11,599	$11,630
11/16	$11,016	$11,094
12/16	$10,951	$11,119
1/17	$11,667	$11,727
2/17	$11,969	$12,086
3/17	$12,334	$12,391
4/17	$12,661	$12,662
5/17	$13,088	$13,037
6/17	$13,365	$13,168
7/17	$14,195	$13,953
8/17	$14,597	$14,264
9/17	$14,635	$14,208
10/17	$14,999	$14,706
11/17	$15,100	$14,735
12/17	$15,560	$15,264
1/18	$16,841	$16,536
2/18	$16,004	$15,774
3/18	$15,915	$15,480
4/18	$15,586	$15,412
5/18	$15,256	$14,866
6/18	$14,558	$14,248
7/18	$14,787	$14,561
8/18	$14,457	$14,167
9/18	$14,406	$14,092
10/18	$13,075	$12,865
11/18	$13,557	$13,395
12/18	$13,009	$13,040
1/19	$14,317	$14,182
2/19	$14,240	$14,214
3/19	$14,447	$14,333
4/19	$14,680	$14,635
5/19	$13,644	$13,573
6/19	$14,525	$14,420
7/19	$14,265	$14,244
8/19	$13,747	$13,549
9/19	$14,032	$13,808
10/19	$14,551	$14,390
11/19	$14,538	$14,370
12/19	$15,606	$15,443
1/20	$14,777	$14,723
2/20	$14,210	$13,946
3/20	$11,906	$11,798
4/20	$12,893	$12,879
5/20	$13,236	$12,978
6/20	$14,013	$13,932
7/20	$15,461	$15,176
8/20	$15,786	$15,512
9/20	$15,510	$15,263
10/20	$15,839	$15,578
11/20	$17,012	$17,018
12/20	$18,276	$18,269
1/21	$18,951	$18,829
2/21	$19,203	$18,974
3/21	$19,216	$18,687
4/21	$19,694	$19,152
5/21	$19,866	$19,596
6/21	$20,250	$19,630
7/21	$18,991	$18,309
8/21	$19,131	$18,788
9/21	$18,288	$18,042
10/21	$18,596	$18,220
11/21	$17,765	$17,477
12/21	$18,391	$17,805
1/22	$18,191	$17,468
2/22	$17,405	$16,946
3/22	$16,991	$16,563
4/22	$15,963	$15,642
5/22	$16,292	$15,711
6/22	$15,135	$14,667
7/22	$15,078	$14,631
8/22	$14,894	$14,692
9/22	$13,260	$12,969
10/22	$12,887	$12,567
11/22	$14,966	$14,431
12/22	$14,491	$14,228
1/23	$15,831	$15,351
2/23	$14,888	$14,356
3/23	$15,433	$14,791
4/23	$15,286	$14,623
5/23	$15,021	$14,377
6/23	$15,624	$14,923
7/23	$16,493	$15,852
8/23	$15,577	$14,876
9/23	$15,267	$14,487
10/23	$14,737	$13,924
11/23	$15,739	$15,038
12/23	$16,282	$15,626
1/24	$15,878	$14,901
2/24	$16,866	$15,609
3/24	$17,181	$15,996
4/24	$17,181	$16,068
5/24	$17,555	$16,159
6/24	$18,080	$16,796
7/24	$18,050	$16,846
8/24	$18,225	$17,118
9/24	$19,245	$18,261
10/24	$18,540	$17,449
11/24	$18,090	$16,822
12/24	$18,095	$16,799
1/25	$18,429	$17,099
2/25	$18,368	$17,182
3/25	$18,611	$17,291
4/25	$18,762	$17,518
5/25	$19,612	$18,265
6/25	$20,977	$19,363
7/25	$21,189	$19,741
8/25	$21,661	$19,994
9/25	$23,086	$21,424
10/25	$23,905	$22,319
11/25	$23,526	$21,786
12/25	$24,112	$22,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	33.25%	5.70%	9.20%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$683,047,581
# of Portfolio Holdings	250
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,920,669

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Samsung Electronics Co. Ltd. GDR	4.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	3.1%
SK Hynix, Inc.	2.6%
Delta Electronics, Inc.	2.1%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
MediaTek, Inc.	1.4%
PDD Holdings, Inc. ADR	0.9%
OTP Bank Nyrt	0.9%

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	22.0%
Consumer Discretionary	11.5%
Communication Services	9.3%
Industrials	7.2%
Materials	7.0%
Consumer Staples	3.7%
Energy	3.5%
Health Care	3.2%
Other (includes short-term investments)	4.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Advantage Portfolio

READX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$99	0.85%

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to consumer discretionary and consumer staples sectors and overweight exposure to the materials sector helped. Stock selection in the financials and information technology sectors and in Korea and Taiwan also helped.

  Delta Electronics, a global leader in power and thermal management, surged more than 135% during the year.

  Korea Electric Power South Korea's largest, state-controlled utility, reported a 66% annual profit increase.

  Harmony Gold Mining, the largest producer of gold in South Africa, delivered results above expectations gaining additional support from industry analysts.

  Operating cash and overweight exposure to healthcare detracted. Stock selection in the healthcare and consumer discretionary sectors and in Brazil and China detracted.

  Realtek Semiconductor, a Taiwan-based fabless integrated circuit design house, detracted following strong first-quarter performance.

  Lupin Limited, a Mumbai-based multinational pharmaceutical company, underperformed after an adverse FDA product ruling followed by adverse FDA inspection results.

  International Game Systems, a Taiwan-based developer, manufacturer, and marketer of arcade, mobile, and online games, detracted, as the company saw a meaningful decline in its arcade machine sales.

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
02/23	$1,000,000	$1,000,000
02/23	$984,421	$1,000,000
03/23	$1,021,422	$1,030,287
04/23	$1,011,685	$1,018,611
05/23	$995,131	$1,001,502
06/23	$1,034,080	$1,039,529
07/23	$1,092,502	$1,104,242
08/23	$1,032,863	$1,036,220
09/23	$1,012,401	$1,009,121
10/23	$977,323	$969,911
11/23	$1,043,582	$1,047,533
12/23	$1,079,789	$1,088,486
01/24	$1,053,962	$1,037,944
02/24	$1,120,517	$1,087,321
03/24	$1,141,378	$1,114,264
04/24	$1,141,378	$1,119,250
05/24	$1,166,212	$1,125,572
06/24	$1,201,973	$1,169,968
07/24	$1,199,987	$1,173,450
08/24	$1,212,639	$1,192,396
09/24	$1,280,284	$1,272,018
10/24	$1,233,530	$1,215,448
11/24	$1,203,686	$1,171,776
12/24	$1,204,501	$1,170,167
01/25	$1,226,695	$1,191,078
02/25	$1,223,669	$1,196,849
03/25	$1,239,809	$1,204,425
04/25	$1,250,906	$1,220,253
05/25	$1,307,399	$1,272,311
06/25	$1,399,199	$1,348,812
07/25	$1,413,322	$1,375,099
08/25	$1,444,665	$1,392,737
09/25	$1,540,505	$1,492,366
10/25	$1,594,982	$1,554,733
11/25	$1,570,770	$1,517,552
12/25	$1,609,608	$1,562,946

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 2/22/23
R6 Shares	33.63%	18.13%
MSCI Emerging Markets Index	33.57%	16.17%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$683,047,581
# of Portfolio Holdings	250
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,920,669

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Samsung Electronics Co. Ltd. GDR	4.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	3.1%
SK Hynix, Inc.	2.6%
Delta Electronics, Inc.	2.1%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
MediaTek, Inc.	1.4%
PDD Holdings, Inc. ADR	0.9%
OTP Bank Nyrt	0.9%

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	22.0%
Consumer Discretionary	11.5%
Communication Services	9.3%
Industrials	7.2%
Materials	7.0%
Consumer Staples	3.7%
Energy	3.5%
Health Care	3.2%
Other (includes short-term investments)	4.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Portfolio

LZEMX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$129	1.07%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector boosted relative performance, as did stock selection in Taiwan.

  Higher-than-benchmark exposure to the materials sector and to South Africa contributed, as did lower-than-benchmark exposure to the real estate sector and to India.

  Among the top contributors were chipmakers SK Hynix and Taiwan Semiconductor Manufacturing Company.

  Stock selection in the materials sector undercut relative performance, as did stock selection in Brazil.

  Higher-than-benchmark exposure to the consumer staples sector and to Indonesia detracted, as did lower-than-benchmark exposure to the information technology sector and to Taiwan.

  Among the top detractors were information technology services provider Tata Consultancy and drugmaker Sinopharm.

Portfolio Performance

	Institutional Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,725	$9,351
2/16	$9,539	$9,336
3/16	$10,871	$10,571
4/16	$11,198	$10,629
5/16	$10,774	$10,232
6/16	$11,391	$10,641
7/16	$11,927	$11,177
8/16	$12,100	$11,455
9/16	$12,399	$11,602
10/16	$12,474	$11,630
11/16	$11,778	$11,094
12/16	$12,052	$11,119
1/17	$12,648	$11,727
2/17	$12,995	$12,086
3/17	$13,305	$12,391
4/17	$13,547	$12,662
5/17	$13,660	$13,037
6/17	$13,592	$13,168
7/17	$14,332	$13,953
8/17	$14,632	$14,264
9/17	$14,518	$14,208
10/17	$14,859	$14,706
11/17	$14,821	$14,735
12/17	$15,428	$15,264
1/18	$16,692	$16,536
2/18	$15,952	$15,774
3/18	$15,744	$15,480
4/18	$15,274	$15,412
5/18	$14,249	$14,866
6/18	$13,602	$14,248
7/18	$14,010	$14,561
8/18	$13,264	$14,167
9/18	$13,380	$14,092
10/18	$12,684	$12,865
11/18	$13,101	$13,395
12/18	$12,637	$13,040
1/19	$14,101	$14,182
2/19	$13,668	$14,214
3/19	$13,589	$14,333
4/19	$13,896	$14,635
5/19	$13,275	$13,573
6/19	$13,951	$14,420
7/19	$13,660	$14,244
8/19	$12,944	$13,549
9/19	$13,421	$13,808
10/19	$13,921	$14,390
11/19	$13,913	$14,370
12/19	$14,917	$15,443
1/20	$13,997	$14,723
2/20	$13,045	$13,946
3/20	$10,429	$11,798
4/20	$11,172	$12,879
5/20	$11,390	$12,978
6/20	$11,729	$13,932
7/20	$12,350	$15,176
8/20	$12,225	$15,512
9/20	$12,028	$15,263
10/20	$12,020	$15,578
11/20	$13,731	$17,018
12/20	$14,911	$18,269
1/21	$14,960	$18,829
2/21	$15,250	$18,974
3/21	$15,655	$18,687
4/21	$15,828	$19,152
5/21	$16,622	$19,596
6/21	$16,523	$19,630
7/21	$15,828	$18,309
8/21	$16,245	$18,788
9/21	$15,765	$18,042
10/21	$15,799	$18,220
11/21	$15,109	$17,477
12/21	$15,714	$17,805
1/22	$16,034	$17,468
2/22	$15,332	$16,946
3/22	$15,080	$16,563
4/22	$14,309	$15,642
5/22	$14,777	$15,711
6/22	$13,346	$14,667
7/22	$13,485	$14,631
8/22	$13,303	$14,692
9/22	$11,907	$12,969
10/22	$12,045	$12,567
11/22	$13,745	$14,431
12/22	$13,378	$14,228
1/23	$14,571	$15,351
2/23	$14,057	$14,356
3/23	$14,434	$14,791
4/23	$14,562	$14,623
5/23	$14,250	$14,377
6/23	$15,150	$14,923
7/23	$15,783	$15,852
8/23	$15,095	$14,876
9/23	$14,957	$14,487
10/23	$14,663	$13,924
11/23	$15,701	$15,038
12/23	$16,373	$15,626
1/24	$15,810	$14,901
2/24	$16,506	$15,609
3/24	$16,773	$15,996
4/24	$16,878	$16,068
5/24	$17,288	$16,159
6/24	$17,727	$16,796
7/24	$17,879	$16,846
8/24	$18,347	$17,118
9/24	$19,405	$18,261
10/24	$18,261	$17,449
11/24	$17,832	$16,822
12/24	$17,616	$16,799
1/25	$18,393	$17,099
2/25	$18,403	$17,182
3/25	$18,707	$17,291
4/25	$19,189	$17,518
5/25	$19,976	$18,265
6/25	$21,204	$19,363
7/25	$21,322	$19,741
8/25	$21,843	$19,994
9/25	$22,620	$21,424
10/25	$23,898	$22,319
11/25	$24,183	$21,786
12/25	$24,898	$22,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	41.33%	10.80%	9.55%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$6,586,531,524
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$45,342,733

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.7%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Sector Allocation (% of Net Assets)

Financials	25.7%
Information Technology	23.0%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.7%
Consumer Staples	6.4%
Energy	5.8%
Materials	5.5%
Health Care	3.2%
Other (includes short-term investments)	5.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Portfolio

LZOEX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$159	1.32%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector boosted relative performance, as did stock selection in Taiwan.

  Higher-than-benchmark exposure to the materials sector and to South Africa contributed, as did lower-than-benchmark exposure to the real estate sector and to India.

  Among the top contributors were chipmakers SK Hynix and Taiwan Semiconductor Manufacturing Company.

  Stock selection in the materials sector undercut relative performance, as did stock selection in Brazil.

  Higher-than-benchmark exposure to the consumer staples sector and to Indonesia detracted, as did lower-than-benchmark exposure to the information technology sector and to Taiwan.

  Among the top detractors were information technology services provider Tata Consultancy and drugmaker Sinopharm.

Portfolio Performance

	Open Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,718	$9,351
2/16	$9,530	$9,336
3/16	$10,861	$10,571
4/16	$11,187	$10,629
5/16	$10,760	$10,232
6/16	$11,375	$10,641
7/16	$11,910	$11,177
8/16	$12,071	$11,455
9/16	$12,369	$11,602
10/16	$12,442	$11,630
11/16	$11,743	$11,094
12/16	$12,017	$11,119
1/17	$12,603	$11,727
2/17	$12,954	$12,086
3/17	$13,262	$12,391
4/17	$13,496	$12,662
5/17	$13,606	$13,037
6/17	$13,533	$13,168
7/17	$14,272	$13,953
8/17	$14,563	$14,264
9/17	$14,453	$14,208
10/17	$14,791	$14,706
11/17	$14,747	$14,735
12/17	$15,349	$15,264
1/18	$16,601	$16,536
2/18	$15,863	$15,774
3/18	$15,647	$15,480
4/18	$15,178	$15,412
5/18	$14,157	$14,866
6/18	$13,509	$14,248
7/18	$13,911	$14,561
8/18	$13,167	$14,167
9/18	$13,280	$14,092
10/18	$12,584	$12,865
11/18	$12,995	$13,395
12/18	$12,538	$13,040
1/19	$13,987	$14,182
2/19	$13,554	$14,214
3/19	$13,471	$14,333
4/19	$13,774	$14,635
5/19	$13,160	$13,573
6/19	$13,827	$14,420
7/19	$13,532	$14,244
8/19	$12,819	$13,549
9/19	$13,286	$13,808
10/19	$13,783	$14,390
11/19	$13,776	$14,370
12/19	$14,761	$15,443
1/20	$13,853	$14,723
2/20	$12,907	$13,946
3/20	$10,308	$11,798
4/20	$11,045	$12,879
5/20	$11,255	$12,978
6/20	$11,588	$13,932
7/20	$12,201	$15,176
8/20	$12,072	$15,512
9/20	$11,876	$15,263
10/20	$11,876	$15,578
11/20	$13,559	$17,018
12/20	$14,718	$18,269
1/21	$14,758	$18,829
2/21	$15,043	$18,974
3/21	$15,447	$18,687
4/21	$15,605	$19,152
5/21	$16,389	$19,596
6/21	$16,286	$19,630
7/21	$15,597	$18,309
8/21	$16,004	$18,788
9/21	$15,537	$18,042
10/21	$15,561	$18,220
11/21	$14,876	$17,477
12/21	$15,474	$17,805
1/22	$15,780	$17,468
2/22	$15,085	$16,946
3/22	$14,837	$16,563
4/22	$14,075	$15,642
5/22	$14,539	$15,711
6/22	$13,124	$14,667
7/22	$13,265	$14,631
8/22	$13,082	$14,692
9/22	$11,701	$12,969
10/22	$11,841	$12,567
11/22	$13,505	$14,431
12/22	$13,138	$14,228
1/23	$14,307	$15,351
2/23	$13,793	$14,356
3/23	$14,168	$14,791
4/23	$14,290	$14,623
5/23	$13,976	$14,377
6/23	$14,866	$14,923
7/23	$15,476	$15,852
8/23	$14,805	$14,876
9/23	$14,665	$14,487
10/23	$14,369	$13,924
11/23	$15,389	$15,038
12/23	$16,032	$15,626
1/24	$15,482	$14,901
2/24	$16,168	$15,609
3/24	$16,420	$15,996
4/24	$16,520	$16,068
5/24	$16,917	$16,159
6/24	$17,341	$16,796
7/24	$17,486	$16,846
8/24	$17,946	$17,118
9/24	$18,975	$18,261
10/24	$17,847	$17,449
11/24	$17,431	$16,822
12/24	$17,211	$16,799
1/25	$17,971	$17,099
2/25	$17,971	$17,182
3/25	$18,268	$17,291
4/25	$18,732	$17,518
5/25	$19,492	$18,265
6/25	$20,688	$19,363
7/25	$20,809	$19,741
8/25	$21,300	$19,994
9/25	$22,061	$21,424
10/25	$23,303	$22,319
11/25	$23,582	$21,786
12/25	$24,271	$22,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	41.02%	10.52%	9.27%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$6,586,531,524
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$45,342,733

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.7%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Sector Allocation (% of Net Assets)

Financials	25.7%
Information Technology	23.0%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.7%
Consumer Staples	6.4%
Energy	5.8%
Materials	5.5%
Health Care	3.2%
Other (includes short-term investments)	5.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Emerging Markets Equity Portfolio

RLEMX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$129	1.07%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector boosted relative performance, as did stock selection in Taiwan.

  Higher-than-benchmark exposure to the materials sector and to South Africa contributed, as did lower-than-benchmark exposure to the real estate sector and to India.

  Among the top contributors were chipmakers SK Hynix and Taiwan Semiconductor Manufacturing Company.

  Stock selection in the materials sector undercut relative performance, as did stock selection in Brazil.

  Higher-than-benchmark exposure to the consumer staples sector and to Indonesia detracted, as did lower-than-benchmark exposure to the information technology sector and to Taiwan.

  Among the top detractors were information technology services provider Tata Consultancy and drugmaker Sinopharm.

Portfolio Performance

	R6 Shares	MSCI Emerging Markets Index
12/15	$1,000,000	$1,000,000
01/16	$971,726	$935,126
02/16	$953,125	$933,596
03/16	$1,087,054	$1,057,136
04/16	$1,119,792	$1,062,882
05/16	$1,076,637	$1,023,234
06/16	$1,139,137	$1,064,130
07/16	$1,192,708	$1,117,679
08/16	$1,209,221	$1,145,455
09/16	$1,239,901	$1,160,185
10/16	$1,247,384	$1,162,951
11/16	$1,177,045	$1,109,419
12/16	$1,205,156	$1,111,868
01/17	$1,264,054	$1,172,713
02/17	$1,298,789	$1,208,612
03/17	$1,330,504	$1,239,121
04/17	$1,354,668	$1,266,249
05/17	$1,365,994	$1,303,685
06/17	$1,359,198	$1,316,809
07/17	$1,433,199	$1,395,304
08/17	$1,462,412	$1,426,426
09/17	$1,451,787	$1,420,755
10/17	$1,485,938	$1,470,561
11/17	$1,482,144	$1,473,512
12/17	$1,542,807	$1,526,407
01/18	$1,669,191	$1,653,627
02/18	$1,595,210	$1,577,363
03/18	$1,574,403	$1,548,035
04/18	$1,527,394	$1,541,187
05/18	$1,424,900	$1,486,576
06/18	$1,360,167	$1,424,813
07/18	$1,401,010	$1,456,112
08/18	$1,326,385	$1,416,741
09/18	$1,337,986	$1,409,218
10/18	$1,268,380	$1,286,499
11/18	$1,309,371	$1,339,515
12/18	$1,263,729	$1,304,030
01/19	$1,410,089	$1,418,208
02/19	$1,366,023	$1,421,396
03/19	$1,358,941	$1,433,326
04/19	$1,389,630	$1,463,498
05/19	$1,327,466	$1,357,305
06/19	$1,395,138	$1,442,015
07/19	$1,366,023	$1,424,382
08/19	$1,294,464	$1,354,934
09/19	$1,342,113	$1,380,800
10/19	$1,392,144	$1,439,028
11/19	$1,391,350	$1,437,048
12/19	$1,490,939	$1,544,259
01/20	$1,399,723	$1,472,265
02/20	$1,304,471	$1,394,633
03/20	$1,042,931	$1,179,831
04/20	$1,117,195	$1,287,869
05/20	$1,138,183	$1,297,759
06/20	$1,172,894	$1,393,157
07/20	$1,235,050	$1,517,649
08/20	$1,222,472	$1,551,197
09/20	$1,202,821	$1,526,317
10/20	$1,202,002	$1,557,759
11/20	$1,373,132	$1,701,832
12/20	$1,491,078	$1,826,938
01/21	$1,496,037	$1,882,949
02/21	$1,524,966	$1,897,353
03/21	$1,566,293	$1,868,697
04/21	$1,582,823	$1,915,224
05/21	$1,662,171	$1,959,639
06/21	$1,652,253	$1,963,016
07/21	$1,582,823	$1,830,908
08/21	$1,624,485	$1,878,833
09/21	$1,577,350	$1,804,167
10/21	$1,579,875	$1,821,961
11/21	$1,510,855	$1,747,713
12/21	$1,572,169	$1,780,507
01/22	$1,604,254	$1,746,803
02/22	$1,534,013	$1,694,591
03/22	$1,508,866	$1,656,318
04/22	$1,431,688	$1,564,183
05/22	$1,478,515	$1,571,070
06/22	$1,335,433	$1,466,673
07/22	$1,349,307	$1,463,070
08/22	$1,331,097	$1,469,178
09/22	$1,191,484	$1,296,943
10/22	$1,205,358	$1,256,675
11/22	$1,375,322	$1,443,062
12/22	$1,338,609	$1,422,779
01/23	$1,457,963	$1,535,123
02/23	$1,406,549	$1,435,582
03/23	$1,444,192	$1,479,062
04/23	$1,457,045	$1,462,300
05/23	$1,425,829	$1,437,739
06/23	$1,515,804	$1,492,330
07/23	$1,579,154	$1,585,230
08/23	$1,510,296	$1,487,579
09/23	$1,496,524	$1,448,676
10/23	$1,467,144	$1,392,388
11/23	$1,570,891	$1,503,821
12/23	$1,638,075	$1,562,611
01/24	$1,581,820	$1,490,053
02/24	$1,652,377	$1,560,939
03/24	$1,678,121	$1,599,618
04/24	$1,688,610	$1,606,775
05/24	$1,729,609	$1,615,851
06/24	$1,773,469	$1,679,586
07/24	$1,788,725	$1,684,584
08/24	$1,836,399	$1,711,783
09/24	$1,941,281	$1,826,087
10/24	$1,826,864	$1,744,875
11/24	$1,784,911	$1,682,181
12/24	$1,762,412	$1,679,871
01/25	$1,840,064	$1,709,891
02/25	$1,841,047	$1,718,175
03/25	$1,871,518	$1,729,052
04/25	$1,919,682	$1,751,773
05/25	$1,998,317	$1,826,508
06/25	$2,121,185	$1,936,331
07/25	$2,133,963	$1,974,068
08/25	$2,185,076	$1,999,389
09/25	$2,262,728	$2,142,414
10/25	$2,391,493	$2,231,947
11/25	$2,419,999	$2,178,570
12/25	$2,491,447	$2,243,738

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
R6 Shares	41.37%	10.81%	9.56%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$6,586,531,524
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$45,342,733

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.7%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Sector Allocation (% of Net Assets)

Financials	25.7%
Information Technology	23.0%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.7%
Consumer Staples	6.4%
Energy	5.8%
Materials	5.5%
Health Care	3.2%
Other (includes short-term investments)	5.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Enhanced Opportunities Portfolio

LEOIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$143	1.36%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s net carry (coupon, net of dividend and financing costs) averaged approximately 1.7% throughout the year, positively contributing to returns.

  Volatility yield, the return generated through the team’s active hedging and re-hedging of the equity underlying a convertible, was a consistent positive contributor throughout the year.

  Special-situations trades consistently added to returns, as convertible issuers looked to address their capital structure needs by repurchasing debt and/or extending maturities (i.e., buybacks and exchange offers) at a premium to market price.

  Basis richening, the outperformance of a long convertible bond position versus its short stock hedge, was a positive dynamic throughout the year, driven mostly by an increase in underlying equity volatility, a decline in interest rates (particularly inside of 5-years), and robust primary issuance.

  Portfolio-level macro hedges detracted from returns for the year.

  Use of derivatives (currency forwards, total return swaps, and options) contributed positively to returns.

Portfolio Performance

	Institutional Shares	US Universal Index	HFRX Global Hedge Fund Index
12/15	$10,000	$10,000	$10,000
1/16	$9,978	$10,110	$9,724
2/16	$10,022	$10,182	$9,692
3/16	$10,034	$10,307	$9,813
4/16	$10,146	$10,377	$9,853
5/16	$10,112	$10,385	$9,898
6/16	$10,157	$10,568	$9,917
7/16	$10,281	$10,655	$10,062
8/16	$10,371	$10,667	$10,078
9/16	$10,394	$10,669	$10,133
10/16	$10,326	$10,598	$10,075
11/16	$10,360	$10,360	$10,163
12/16	$10,427	$10,391	$10,250
1/17	$10,519	$10,428	$10,302
2/17	$10,564	$10,508	$10,417
3/17	$10,621	$10,505	$10,420
4/17	$10,690	$10,592	$10,465
5/17	$10,701	$10,674	$10,490
6/17	$10,804	$10,664	$10,513
7/17	$10,918	$10,718	$10,610
8/17	$10,899	$10,810	$10,641
9/17	$10,911	$10,772	$10,705
10/17	$10,934	$10,785	$10,778
11/17	$10,969	$10,769	$10,786
12/17	$11,006	$10,816	$10,864
1/18	$11,019	$10,712	$11,130
2/18	$11,082	$10,610	$10,860
3/18	$11,095	$10,664	$10,754
4/18	$11,095	$10,593	$10,764
5/18	$11,095	$10,651	$10,792
6/18	$11,095	$10,635	$10,772
7/18	$11,095	$10,657	$10,756
8/18	$11,124	$10,710	$10,805
9/18	$11,150	$10,664	$10,730
10/18	$11,035	$10,575	$10,397
11/18	$11,048	$10,622	$10,333
12/18	$10,848	$10,789	$10,134
1/19	$10,992	$10,937	$10,349
2/19	$11,057	$10,949	$10,415
3/19	$11,253	$11,147	$10,397
4/19	$11,344	$11,163	$10,466
5/19	$11,397	$11,334	$10,394
6/19	$11,488	$11,494	$10,562
7/19	$11,579	$11,528	$10,643
8/19	$11,577	$11,789	$10,684
9/19	$11,590	$11,738	$10,732
10/19	$11,550	$11,776	$10,765
11/19	$11,577	$11,773	$10,875
12/19	$11,656	$11,791	$11,008
1/20	$11,722	$12,003	$11,053
2/20	$11,708	$12,182	$10,894
3/20	$10,825	$11,944	$10,253
4/20	$11,023	$12,184	$10,548
5/20	$11,128	$12,297	$10,700
6/20	$11,339	$12,400	$10,888
7/20	$11,656	$12,618	$11,035
8/20	$11,990	$12,545	$11,205
9/20	$12,016	$12,522	$11,186
10/20	$12,123	$12,478	$11,162
11/20	$12,508	$12,640	$11,476
12/20	$12,806	$12,684	$11,757
1/21	$13,045	$12,604	$11,738
2/21	$13,383	$12,442	$11,916
3/21	$13,242	$12,297	$11,909
4/21	$13,284	$12,400	$12,103
5/21	$13,298	$12,448	$12,150
6/21	$13,340	$12,538	$12,196
7/21	$13,495	$12,664	$12,142
8/21	$13,572	$12,656	$12,225
9/21	$13,687	$12,548	$12,178
10/21	$13,715	$12,538	$12,288
11/21	$13,658	$12,553	$12,129
12/21	$13,708	$12,544	$12,187
1/22	$13,679	$12,269	$12,008
2/22	$13,635	$12,102	$11,965
3/22	$13,577	$11,777	$12,022
4/22	$13,445	$11,338	$11,914
5/22	$13,005	$11,400	$11,783
6/22	$12,654	$11,173	$11,572
7/22	$12,683	$11,453	$11,634
8/22	$12,978	$11,156	$11,744
9/22	$12,542	$10,675	$11,631
10/22	$12,526	$10,558	$11,640
11/22	$12,511	$10,952	$11,657
12/22	$12,695	$10,914	$11,650
1/23	$13,139	$11,253	$11,845
2/23	$13,238	$10,976	$11,789
3/23	$12,991	$11,234	$11,649
4/23	$13,073	$11,303	$11,689
5/23	$13,205	$11,185	$11,635
6/23	$13,336	$11,168	$11,723
7/23	$13,501	$11,179	$11,784
8/23	$13,550	$11,112	$11,823
9/23	$13,600	$10,847	$11,811
10/23	$13,238	$10,684	$11,714
11/23	$13,353	$11,165	$11,847
12/23	$13,587	$11,588	$12,011
1/24	$13,670	$11,560	$12,050
2/24	$13,888	$11,422	$12,160
3/24	$14,038	$11,534	$12,313
4/24	$14,055	$11,264	$12,247
5/24	$14,222	$11,451	$12,320
6/24	$14,322	$11,556	$12,359
7/24	$14,489	$11,818	$12,450
8/24	$14,640	$11,992	$12,502
9/24	$14,829	$12,157	$12,621
10/24	$14,881	$11,881	$12,538
11/24	$15,001	$12,006	$12,642
12/24	$15,055	$11,824	$12,644
1/25	$15,214	$11,896	$12,770
2/25	$15,460	$12,142	$12,807
3/25	$15,742	$12,139	$12,711
4/25	$15,812	$12,182	$12,656
5/25	$15,847	$12,120	$12,805
6/25	$15,847	$12,309	$12,945
7/25	$15,953	$12,291	$13,020
8/25	$16,100	$12,439	$13,166
9/25	$16,259	$12,571	$13,358
10/25	$16,490	$12,654	$13,449
11/25	$16,507	$12,730	$13,468
12/25	$16,685	$12,721	$13,546

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	10.82%	5.43%	5.25%
US Universal Index	7.58%	0.06%	2.44%
HFRX Global Hedge Fund Index	7.14%	2.87%	3.08%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$60,219,105
# of Portfolio Holdings	216
Portfolio Turnover Rate	857%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$404,279

Top 10 Holdings (% of Net Assets)

Wayfair, Inc., 3.250%, due 09/15/27	4.3%
CONMED Corp., 2.250%, due 06/15/27	1.8%
Exact Sciences Corp., 0.375%, due 03/15/27	1.6%
Dropbox, Inc., 0.000%, due 03/01/26	1.5%
Bridgebio Pharma, Inc., 2.500%, due 03/15/27	1.5%
BioMarin Pharmaceutical, Inc., 1.250%, due 05/15/27	1.5%
Etsy, Inc., 0.250%, due 06/15/28	1.5%
Sirius XM Holdings, Inc., 3.750%, due 03/15/28	1.4%
Bill Holdings, Inc., 0.000%, due 04/01/30	1.3%
Bloom Energy Corp., 3.000%, due 06/01/28	1.3%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	43.9%
Information Technology	15.1%
Consumer Staples	13.9%
Communication Services	12.3%
Consumer Discretionary	5.6%
Financials	5.5%
Industrials	2.7%
Other (includes short-term investments)	1.0%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio's Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.20% of the average daily net assets of the Portfolio's Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Enhanced Opportunities Portfolio

LEOOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$170	1.61%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s net carry (coupon, net of dividend and financing costs) averaged approximately 1.7% throughout the year, positively contributing to returns.

  Volatility yield, the return generated through the team’s active hedging and re-hedging of the equity underlying a convertible, was a consistent positive contributor throughout the year.

  Special-situations trades consistently added to returns, as convertible issuers looked to address their capital structure needs by repurchasing debt and/or extending maturities (i.e., buybacks and exchange offers) at a premium to market price.

  Basis richening, the outperformance of a long convertible bond position versus its short stock hedge, was a positive dynamic throughout the year, driven mostly by an increase in underlying equity volatility, a decline in interest rates (particularly inside of 5-years), and robust primary issuance.

  Portfolio-level macro hedges detracted from returns for the year.

  Use of derivatives (currency forwards, total return swaps, and options) contributed positively to returns.

Portfolio Performance

	Open Shares	US Universal Index	HFRX Global Hedge Fund Index
12/15	$10,000	$10,000	$10,000
1/16	$9,966	$10,110	$9,724
2/16	$10,011	$10,182	$9,692
3/16	$10,022	$10,307	$9,813
4/16	$10,135	$10,377	$9,853
5/16	$10,101	$10,385	$9,898
6/16	$10,146	$10,568	$9,917
7/16	$10,259	$10,655	$10,062
8/16	$10,349	$10,667	$10,078
9/16	$10,371	$10,669	$10,133
10/16	$10,304	$10,598	$10,075
11/16	$10,337	$10,360	$10,163
12/16	$10,402	$10,391	$10,250
1/17	$10,493	$10,428	$10,302
2/17	$10,538	$10,508	$10,417
3/17	$10,584	$10,505	$10,420
4/17	$10,641	$10,592	$10,465
5/17	$10,652	$10,674	$10,490
6/17	$10,755	$10,664	$10,513
7/17	$10,869	$10,718	$10,610
8/17	$10,850	$10,810	$10,641
9/17	$10,861	$10,772	$10,705
10/17	$10,885	$10,785	$10,778
11/17	$10,919	$10,769	$10,786
12/17	$10,951	$10,816	$10,864
1/18	$10,951	$10,712	$11,130
2/18	$11,014	$10,610	$10,860
3/18	$11,027	$10,664	$10,754
4/18	$11,014	$10,593	$10,764
5/18	$11,014	$10,651	$10,792
6/18	$11,027	$10,635	$10,772
7/18	$11,027	$10,657	$10,756
8/18	$11,043	$10,710	$10,805
9/18	$11,069	$10,664	$10,730
10/18	$10,954	$10,575	$10,397
11/18	$10,967	$10,622	$10,333
12/18	$10,766	$10,789	$10,134
1/19	$10,896	$10,937	$10,349
2/19	$10,974	$10,949	$10,415
3/19	$11,142	$11,147	$10,397
4/19	$11,246	$11,163	$10,466
5/19	$11,298	$11,334	$10,394
6/19	$11,388	$11,494	$10,562
7/19	$11,466	$11,528	$10,643
8/19	$11,463	$11,789	$10,684
9/19	$11,463	$11,738	$10,732
10/19	$11,437	$11,776	$10,765
11/19	$11,450	$11,773	$10,875
12/19	$11,542	$11,791	$11,008
1/20	$11,607	$12,003	$11,053
2/20	$11,594	$12,182	$10,894
3/20	$10,717	$11,944	$10,253
4/20	$10,914	$12,184	$10,548
5/20	$11,005	$12,297	$10,700
6/20	$11,202	$12,400	$10,888
7/20	$11,489	$12,618	$11,035
8/20	$11,804	$12,545	$11,205
9/20	$11,831	$12,522	$11,186
10/20	$11,936	$12,478	$11,162
11/20	$12,317	$12,640	$11,476
12/20	$12,649	$12,684	$11,757
1/21	$12,885	$12,604	$11,738
2/21	$13,204	$12,442	$11,916
3/21	$13,079	$12,297	$11,909
4/21	$13,121	$12,400	$12,103
5/21	$13,121	$12,448	$12,150
6/21	$13,163	$12,538	$12,196
7/21	$13,301	$12,664	$12,142
8/21	$13,377	$12,656	$12,225
9/21	$13,490	$12,548	$12,178
10/21	$13,519	$12,538	$12,288
11/21	$13,476	$12,553	$12,129
12/21	$13,507	$12,544	$12,187
1/22	$13,478	$12,269	$12,008
2/22	$13,435	$12,102	$11,965
3/22	$13,363	$11,777	$12,022
4/22	$13,248	$11,338	$11,914
5/22	$12,815	$11,400	$11,783
6/22	$12,455	$11,173	$11,572
7/22	$12,498	$11,453	$11,634
8/22	$12,774	$11,156	$11,744
9/22	$12,344	$10,675	$11,631
10/22	$12,329	$10,558	$11,640
11/22	$12,314	$10,952	$11,657
12/22	$12,501	$10,914	$11,650
1/23	$12,921	$11,253	$11,845
2/23	$13,017	$10,976	$11,789
3/23	$12,776	$11,234	$11,649
4/23	$12,856	$11,303	$11,689
5/23	$12,985	$11,185	$11,635
6/23	$13,114	$11,168	$11,723
7/23	$13,259	$11,179	$11,784
8/23	$13,308	$11,112	$11,823
9/23	$13,356	$10,847	$11,811
10/23	$13,001	$10,684	$11,714
11/23	$13,114	$11,165	$11,847
12/23	$13,330	$11,588	$12,011
1/24	$13,428	$11,560	$12,050
2/24	$13,625	$11,422	$12,160
3/24	$13,772	$11,534	$12,313
4/24	$13,788	$11,264	$12,247
5/24	$13,935	$11,451	$12,320
6/24	$14,050	$11,556	$12,359
7/24	$14,197	$11,818	$12,450
8/24	$14,344	$11,992	$12,502
9/24	$14,530	$12,157	$12,621
10/24	$14,580	$11,881	$12,538
11/24	$14,681	$12,006	$12,642
12/24	$14,748	$11,824	$12,644
1/25	$14,885	$11,896	$12,770
2/25	$15,143	$12,142	$12,807
3/25	$15,401	$12,139	$12,711
4/25	$15,538	$12,182	$12,656
5/25	$15,573	$12,120	$12,805
6/25	$15,573	$12,309	$12,945
7/25	$15,676	$12,291	$13,020
8/25	$15,802	$12,439	$13,166
9/25	$15,957	$12,571	$13,358
10/25	$16,182	$12,654	$13,449
11/25	$16,200	$12,730	$13,468
12/25	$16,355	$12,721	$13,546

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	10.90%	5.27%	5.04%
US Universal Index	7.58%	0.06%	2.44%
HFRX Global Hedge Fund Index	7.14%	2.87%	3.08%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$60,219,105
# of Portfolio Holdings	216
Portfolio Turnover Rate	857%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$404,279

Top 10 Holdings (% of Net Assets)

Wayfair, Inc., 3.250%, due 09/15/27	4.3%
CONMED Corp., 2.250%, due 06/15/27	1.8%
Exact Sciences Corp., 0.375%, due 03/15/27	1.6%
Dropbox, Inc., 0.000%, due 03/01/26	1.5%
Bridgebio Pharma, Inc., 2.500%, due 03/15/27	1.5%
BioMarin Pharmaceutical, Inc., 1.250%, due 05/15/27	1.5%
Etsy, Inc., 0.250%, due 06/15/28	1.5%
Sirius XM Holdings, Inc., 3.750%, due 03/15/28	1.4%
Bill Holdings, Inc., 0.000%, due 04/01/30	1.3%
Bloom Energy Corp., 3.000%, due 06/01/28	1.3%

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	43.9%
Information Technology	15.1%
Consumer Staples	13.9%
Communication Services	12.3%
Consumer Discretionary	5.6%
Financials	5.5%
Industrials	2.7%
Other (includes short-term investments)	1.0%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio's Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.45% of the average daily net assets of the Portfolio's Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Equity Franchise Portfolio

LZFIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$97	0.95%

How did the Portfolio perform last year and what affected its performance?

  Equity Franchise is a benchmark-unaware strategy and does not reference the index when it comes to stock selection.

  Shares of CVS Health rose after the diversified health care company reported full-year 2024 results that highlighted an earnings recovery at AETNA, its health insurance business.

  Shares of SES gained after the satellite fleet operator delivered strong operational results, including successful medium Earth orbit satellite connectivity for government and mobility customers and the completion of its acquisition of Intelsat, which management said created meaningful operating synergies.

  The stock price of Fiserv fell after the financial technology company reported disappointing third-quarter results and cut its revenue and earnings guidance for 2025 and 2026.

  The fall in the stock price of France-based vouchers and cards provider Edenred was attributed to reports that France’s new prime minister was considering an 8% tax on employer benefit contributions, raising concerns that employers might reduce their contributions, weakening demand for meal vouchers.

Portfolio Performance

	Institutional Shares	MSCI World Index
9/17	$10,000	$10,000
9/17	$10,000	$10,000
10/17	$9,950	$10,000
11/17	$10,390	$10,217
12/17	$10,425	$10,355
1/18	$11,038	$10,902
2/18	$10,475	$10,450
3/18	$10,284	$10,222
4/18	$10,706	$10,340
5/18	$10,626	$10,404
6/18	$10,576	$10,399
7/18	$10,786	$10,724
8/18	$10,880	$10,857
9/18	$11,001	$10,917
10/18	$10,668	$10,116
11/18	$10,940	$10,231
12/18	$9,893	$9,453
1/19	$10,699	$10,188
2/19	$10,945	$10,495
3/19	$10,609	$10,632
4/19	$11,437	$11,010
5/19	$10,497	$10,374
6/19	$11,169	$11,058
7/19	$11,169	$11,113
8/19	$10,650	$10,885
9/19	$11,323	$11,117
10/19	$11,547	$11,400
11/19	$11,794	$11,717
12/19	$12,040	$12,068
1/20	$11,590	$11,995
2/20	$10,323	$10,981
3/20	$8,027	$9,528
4/20	$9,104	$10,569
5/20	$9,495	$11,079
6/20	$9,518	$11,372
7/20	$9,944	$11,916
8/20	$10,148	$12,712
9/20	$9,982	$12,274
10/20	$9,888	$11,897
11/20	$11,676	$13,419
12/20	$12,178	$13,988
1/21	$12,142	$13,849
2/21	$12,381	$14,203
3/21	$13,172	$14,676
4/21	$13,771	$15,359
5/21	$14,561	$15,580
6/21	$14,238	$15,812
7/21	$14,202	$16,096
8/21	$14,334	$16,496
9/21	$14,046	$15,811
10/21	$14,286	$16,707
11/21	$13,902	$16,341
12/21	$14,949	$17,039
1/22	$14,728	$16,138
2/22	$15,019	$15,729
3/22	$15,684	$16,161
4/22	$14,963	$14,819
5/22	$15,310	$14,830
6/22	$13,868	$13,545
7/22	$14,395	$14,621
8/22	$13,925	$14,009
9/22	$12,511	$12,707
10/22	$13,657	$13,620
11/22	$14,689	$14,567
12/22	$14,171	$13,948
1/23	$15,547	$14,935
2/23	$15,219	$14,576
3/23	$15,313	$15,026
4/23	$15,797	$15,290
5/23	$15,140	$15,137
6/23	$16,095	$16,052
7/23	$16,454	$16,592
8/23	$16,063	$16,195
9/23	$15,313	$15,497
10/23	$14,515	$15,047
11/23	$15,844	$16,458
12/23	$16,821	$17,266
1/24	$16,515	$17,473
2/24	$16,838	$18,214
3/24	$17,008	$18,799
4/24	$16,089	$18,101
5/24	$16,379	$18,909
6/24	$16,072	$19,294
7/24	$17,331	$19,634
8/24	$17,824	$20,153
9/24	$18,164	$20,522
10/24	$17,297	$20,115
11/24	$17,433	$21,038
12/24	$16,289	$20,490
1/25	$16,934	$21,213
2/25	$17,345	$21,060
3/25	$17,423	$20,122
4/25	$17,873	$20,301
5/25	$18,518	$21,503
6/25	$18,948	$22,431
7/25	$17,873	$22,719
8/25	$18,616	$23,312
9/25	$18,141	$24,061
10/25	$17,438	$24,543
11/25	$16,633	$24,613
12/25	$16,952	$24,812

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	4.07%	6.84%	6.60%
MSCI World Index	21.09%	12.15%	11.90%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$37,423,317
# of Portfolio Holdings	27
Portfolio Turnover Rate	96%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$565,499

Top 10 Holdings (% of Net Assets)

Omnicom Group, Inc.	6.9%
Nexi SpA	6.5%
Brightstar Lottery PLC	6.1%
Fiserv, Inc.	5.4%
Edenred SE	5.1%
FDJ UNITED	5.0%
Baxter International, Inc.	4.9%
H&R Block, Inc.	4.6%
Dentsply Sirona, Inc.	4.1%
Nice Ltd. ADR	4.1%

Sector Allocation (% of Net Assets)

Financials	22.6%
Consumer Discretionary	15.7%
Health Care	14.3%
Utilities	12.8%
Consumer Staples	10.9%
Communication Services	10.7%
Industrials	5.9%
Information Technology	5.1%
Other (includes short-term investments)	2.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Equity Franchise Portfolio

LZFOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$122	1.20%

How did the Portfolio perform last year and what affected its performance?

  Equity Franchise is a benchmark-unaware strategy and does not reference the index when it comes to stock selection.

  Shares of CVS Health rose after the diversified health care company reported full-year 2024 results that highlighted an earnings recovery at AETNA, its health insurance business.

  Shares of SES gained after the satellite fleet operator delivered strong operational results, including successful medium Earth orbit satellite connectivity for government and mobility customers and the completion of its acquisition of Intelsat, which management said created meaningful operating synergies.

  The stock price of Fiserv fell after the financial technology company reported disappointing third-quarter results and cut its revenue and earnings guidance for 2025 and 2026.

  The fall in the stock price of France-based vouchers and cards provider Edenred was attributed to reports that France’s new prime minister was considering an 8% tax on employer benefit contributions, raising concerns that employers might reduce their contributions, weakening demand for meal vouchers.

Portfolio Performance

	Open Shares	MSCI World Index
9/17	$10,000	$10,000
9/17	$10,000	$10,000
10/17	$9,940	$10,000
11/17	$10,380	$10,217
12/17	$10,418	$10,355
1/18	$11,031	$10,902
2/18	$10,459	$10,450
3/18	$10,268	$10,222
4/18	$10,689	$10,340
5/18	$10,599	$10,404
6/18	$10,549	$10,399
7/18	$10,760	$10,724
8/18	$10,853	$10,857
9/18	$10,964	$10,917
10/18	$10,641	$10,116
11/18	$10,914	$10,231
12/18	$9,862	$9,453
1/19	$10,665	$10,188
2/19	$10,910	$10,495
3/19	$10,564	$10,632
4/19	$11,379	$11,010
5/19	$10,453	$10,374
6/19	$11,111	$11,058
7/19	$11,122	$11,113
8/19	$10,594	$10,885
9/19	$11,253	$11,117
10/19	$11,488	$11,400
11/19	$11,723	$11,717
12/19	$11,972	$12,068
1/20	$11,513	$11,995
2/20	$10,253	$10,981
3/20	$7,981	$9,528
4/20	$9,041	$10,569
5/20	$9,441	$11,079
6/20	$9,453	$11,372
7/20	$9,876	$11,916
8/20	$10,079	$12,712
9/20	$9,914	$12,274
10/20	$9,808	$11,897
11/20	$11,574	$13,419
12/20	$12,079	$13,988
1/21	$12,032	$13,849
2/21	$12,269	$14,203
3/21	$13,053	$14,676
4/21	$13,647	$15,359
5/21	$14,419	$15,580
6/21	$14,110	$15,812
7/21	$14,063	$16,096
8/21	$14,182	$16,496
9/21	$13,896	$15,811
10/21	$14,135	$16,707
11/21	$13,741	$16,341
12/21	$14,780	$17,039
1/22	$14,560	$16,138
2/22	$14,848	$15,729
3/22	$15,507	$16,161
4/22	$14,793	$14,819
5/22	$15,123	$14,830
6/22	$13,709	$13,545
7/22	$14,231	$14,621
8/22	$13,752	$14,009
9/22	$12,353	$12,707
10/22	$13,486	$13,620
11/22	$14,494	$14,567
12/22	$13,974	$13,948
1/23	$15,348	$14,935
2/23	$15,008	$14,576
3/23	$15,101	$15,026
4/23	$15,564	$15,290
5/23	$14,931	$15,137
6/23	$15,858	$16,052
7/23	$16,213	$16,592
8/23	$15,827	$16,195
9/23	$15,086	$15,497
10/23	$14,298	$15,047
11/23	$15,611	$16,458
12/23	$16,548	$17,266
1/24	$16,263	$17,473
2/24	$16,565	$18,214
3/24	$16,732	$18,799
4/24	$15,828	$18,101
5/24	$16,096	$18,909
6/24	$15,811	$19,294
7/24	$17,034	$19,634
8/24	$17,519	$20,153
9/24	$17,854	$20,522
10/24	$16,983	$20,115
11/24	$17,134	$21,038
12/24	$15,997	$20,490
1/25	$16,631	$21,213
2/25	$17,015	$21,060
3/25	$17,111	$20,122
4/25	$17,534	$20,301
5/25	$18,148	$21,503
6/25	$18,571	$22,431
7/25	$17,515	$22,719
8/25	$18,225	$23,312
9/25	$17,778	$24,061
10/25	$17,088	$24,543
11/25	$16,297	$24,613
12/25	$16,589	$24,812

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 9/29/17
Open Shares	3.70%	6.55%	6.32%
MSCI World Index	21.09%	12.15%	11.90%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$37,423,317
# of Portfolio Holdings	27
Portfolio Turnover Rate	96%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$565,499

Top 10 Holdings (% of Net Assets)

Omnicom Group, Inc.	6.9%
Nexi SpA	6.5%
Brightstar Lottery PLC	6.1%
Fiserv, Inc.	5.4%
Edenred SE	5.1%
FDJ UNITED	5.0%
Baxter International, Inc.	4.9%
H&R Block, Inc.	4.6%
Dentsply Sirona, Inc.	4.1%
Nice Ltd. ADR	4.1%

Sector Allocation (% of Net Assets)

Financials	22.6%
Consumer Discretionary	15.7%
Health Care	14.3%
Utilities	12.8%
Consumer Staples	10.9%
Communication Services	10.7%
Industrials	5.9%
Information Technology	5.1%
Other (includes short-term investments)	2.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Global Listed Infrastructure Portfolio

GLIFX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$107	0.96%

How did the Portfolio perform last year and what affected its performance?

  In the current market environment, we believe there are scarce valuation opportunities. As a result, we have positioned a relatively concentrated Portfolio where we believe the risk/return trade-off is favourable, however this brings a higher degree of stock-specific risk.

  Italian gas utility Italgas continued its strong run along with an improved macroeconomic environment in Italy and upgraded long-term company guidance.

  Global transport infrastructure owner Ferrovial performed strongly during the year after positively surprising in its earnings results, demonstrating pricing power across its US Express Lane portfolio, while exhibiting low sensitivity to current macro volatility.

  US mobile tower operators, American Tower and Crown Castle underperformed due to a combination of sector-wide and company-specific factors. Higher interest rates have raised discount rates and funding costs for tower operators, while elevated customer churn has moderated new tower growth.

Portfolio Performance

	Institutional Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
12/15	$10,000	$10,000	$10,000
1/16	$9,970	$9,402	$9,978
2/16	$10,015	$9,332	$9,961
3/16	$10,507	$9,965	$10,436
4/16	$10,604	$10,123	$10,552
5/16	$10,365	$10,180	$10,672
6/16	$10,338	$10,066	$11,078
7/16	$10,638	$10,491	$11,318
8/16	$10,593	$10,499	$11,046
9/16	$10,646	$10,555	$11,266
10/16	$10,457	$10,351	$11,091
11/16	$10,487	$10,500	$10,885
12/16	$10,930	$10,751	$11,226
1/17	$10,922	$11,011	$11,261
2/17	$11,470	$11,316	$11,639
3/17	$12,080	$11,437	$11,906
4/17	$12,405	$11,606	$12,095
5/17	$13,038	$11,851	$12,543
6/17	$12,682	$11,897	$12,361
7/17	$12,783	$12,182	$12,389
8/17	$13,182	$12,199	$12,687
9/17	$13,182	$12,473	$12,512
10/17	$13,245	$12,708	$12,813
11/17	$13,411	$12,984	$13,087
12/17	$13,204	$13,159	$12,912
1/18	$12,923	$13,854	$12,756
2/18	$12,263	$13,280	$12,192
3/18	$12,453	$12,991	$12,388
4/18	$13,123	$13,140	$12,696
5/18	$12,924	$13,222	$12,884
6/18	$13,256	$13,216	$13,232
7/18	$13,571	$13,629	$13,488
8/18	$13,271	$13,797	$13,366
9/18	$13,253	$13,874	$13,349
10/18	$13,210	$12,856	$13,065
11/18	$13,158	$13,002	$13,552
12/18	$12,711	$12,013	$12,979
1/19	$13,445	$12,948	$14,023
2/19	$13,783	$13,337	$14,483
3/19	$13,915	$13,512	$15,042
4/19	$14,284	$13,991	$15,191
5/19	$14,057	$13,184	$15,170
6/19	$14,538	$14,053	$15,533
7/19	$14,633	$14,122	$15,610
8/19	$14,628	$13,833	$15,845
9/19	$14,978	$14,128	$16,085
10/19	$15,241	$14,487	$16,067
11/19	$15,095	$14,891	$16,016
12/19	$15,540	$15,337	$16,500
1/20	$16,052	$15,244	$17,033
2/20	$15,097	$13,955	$15,802
3/20	$13,043	$12,108	$13,780
4/20	$13,932	$13,431	$14,755
5/20	$14,431	$14,080	$15,481
6/20	$14,368	$14,452	$15,153
7/20	$14,176	$15,144	$15,339
8/20	$14,196	$16,155	$15,441
9/20	$14,135	$15,598	$15,365
10/20	$13,841	$15,120	$15,030
11/20	$14,966	$17,053	$16,133
12/20	$14,844	$17,776	$16,052
1/21	$14,338	$17,599	$15,898
2/21	$14,419	$18,050	$15,749
3/21	$15,372	$18,651	$16,967
4/21	$15,808	$19,519	$17,500
5/21	$16,081	$19,800	$17,552
6/21	$16,116	$20,095	$17,593
7/21	$16,584	$20,455	$17,924
8/21	$16,645	$20,964	$18,235
9/21	$16,198	$20,094	$17,562
10/21	$16,829	$21,232	$18,420
11/21	$16,674	$20,766	$17,949
12/21	$17,795	$21,654	$19,214
1/22	$17,363	$20,508	$18,650
2/22	$17,309	$19,990	$18,538
3/22	$18,082	$20,538	$19,817
4/22	$18,268	$18,832	$19,379
5/22	$18,344	$18,846	$19,707
6/22	$17,721	$17,214	$18,702
7/22	$18,371	$18,580	$19,799
8/22	$17,925	$17,804	$19,359
9/22	$16,016	$16,149	$17,308
10/22	$16,982	$17,308	$17,919
11/22	$18,385	$18,512	$19,090
12/22	$17,564	$17,726	$18,422
1/23	$18,380	$18,980	$18,956
2/23	$18,034	$18,524	$18,206
3/23	$18,357	$19,096	$18,531
4/23	$18,793	$19,431	$18,905
5/23	$18,506	$19,237	$17,985
6/23	$18,720	$20,400	$18,496
7/23	$19,021	$21,085	$18,688
8/23	$18,230	$20,582	$17,997
9/23	$17,640	$19,694	$17,168
10/23	$17,754	$19,122	$17,242
11/23	$18,935	$20,915	$18,725
12/23	$19,477	$21,942	$19,217
1/24	$19,490	$22,205	$18,780
2/24	$19,643	$23,147	$18,909
3/24	$20,128	$23,891	$19,485
4/24	$19,524	$23,003	$18,878
5/24	$19,884	$24,030	$19,690
6/24	$19,310	$24,519	$19,388
7/24	$20,728	$24,951	$20,678
8/24	$21,051	$25,611	$21,317
9/24	$21,207	$26,080	$21,809
10/24	$20,751	$25,563	$21,533
11/24	$21,325	$26,736	$22,389
12/24	$20,784	$26,039	$21,132
1/25	$21,249	$26,958	$21,491
2/25	$21,781	$26,764	$22,109
3/25	$22,130	$25,572	$22,568
4/25	$23,103	$25,799	$22,845
5/25	$23,810	$27,326	$23,118
6/25	$24,089	$28,506	$23,268
7/25	$24,250	$28,873	$23,413
8/25	$24,279	$29,626	$23,494
9/25	$24,522	$30,578	$23,825
10/25	$25,182	$31,190	$23,635
11/25	$25,925	$31,279	$24,362
12/25	$25,742	$31,531	$23,966

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	23.86%	11.64%	9.92%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Core Infrastructure (USD) Index	13.41%	8.35%	9.13%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$11,162,259,501
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$89,154,941

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.3%
Vinci SA	8.0%
Snam SpA	7.2%
Italgas SpA	4.8%
Terna - Rete Elettrica Nazionale	4.7%
Canadian National Railway Co.	4.7%
Crown Castle, Inc.	4.7%
American Tower Corp.	4.6%
Exelon Corp.	4.5%
Ferrovial SE	4.3%

Sector Allocation (% of Net Assets)

Utilities	53.3%
Industrials	30.0%
Real Estate	9.2%
Communication Services	3.9%
Other (includes short-term investments)	3.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Global Listed Infrastructure Portfolio

GLFOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$135	1.21%

How did the Portfolio perform last year and what affected its performance?

  In the current market environment, we believe there are scarce valuation opportunities. As a result, we have positioned a relatively concentrated Portfolio where we believe the risk/return trade-off is favourable, however this brings a higher degree of stock-specific risk.

  Italian gas utility Italgas continued its strong run along with an improved macroeconomic environment in Italy and upgraded long-term company guidance.

  Global transport infrastructure owner Ferrovial performed strongly during the year after positively surprising in its earnings results, demonstrating pricing power across its US Express Lane portfolio, while exhibiting low sensitivity to current macro volatility.

  US mobile tower operators, American Tower and Crown Castle underperformed due to a combination of sector-wide and company-specific factors. Higher interest rates have raised discount rates and funding costs for tower operators, while elevated customer churn has moderated new tower growth.

Portfolio Performance

	Open Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
12/15	$10,000	$10,000	$10,000
1/16	$9,970	$9,402	$9,978
2/16	$10,007	$9,332	$9,961
3/16	$10,492	$9,965	$10,436
4/16	$10,589	$10,123	$10,552
5/16	$10,350	$10,180	$10,672
6/16	$10,316	$10,066	$11,078
7/16	$10,623	$10,491	$11,318
8/16	$10,578	$10,499	$11,046
9/16	$10,624	$10,555	$11,266
10/16	$10,429	$10,351	$11,091
11/16	$10,459	$10,500	$10,885
12/16	$10,901	$10,751	$11,226
1/17	$10,893	$11,011	$11,261
2/17	$11,430	$11,316	$11,639
3/17	$12,038	$11,437	$11,906
4/17	$12,361	$11,606	$12,095
5/17	$12,991	$11,851	$12,543
6/17	$12,630	$11,897	$12,361
7/17	$12,730	$12,182	$12,389
8/17	$13,119	$12,199	$12,687
9/17	$13,127	$12,473	$12,512
10/17	$13,182	$12,708	$12,813
11/17	$13,347	$12,984	$13,087
12/17	$13,132	$13,159	$12,912
1/18	$12,853	$13,854	$12,756
2/18	$12,197	$13,280	$12,192
3/18	$12,378	$12,991	$12,388
4/18	$13,043	$13,140	$12,696
5/18	$12,846	$13,222	$12,884
6/18	$13,175	$13,216	$13,232
7/18	$13,480	$13,629	$13,488
8/18	$13,174	$13,797	$13,366
9/18	$13,156	$13,874	$13,349
10/18	$13,114	$12,856	$13,065
11/18	$13,054	$13,002	$13,552
12/18	$12,610	$12,013	$12,979
1/19	$13,337	$12,948	$14,023
2/19	$13,673	$13,337	$14,483
3/19	$13,795	$13,512	$15,042
4/19	$14,161	$13,991	$15,191
5/19	$13,926	$13,184	$15,170
6/19	$14,413	$14,053	$15,533
7/19	$14,498	$14,122	$15,610
8/19	$14,493	$13,833	$15,845
9/19	$14,830	$14,128	$16,085
10/19	$15,091	$14,487	$16,067
11/19	$14,946	$14,891	$16,016
12/19	$15,376	$15,337	$16,500
1/20	$15,883	$15,244	$17,033
2/20	$14,928	$13,955	$15,802
3/20	$12,896	$12,108	$13,780
4/20	$13,774	$13,431	$14,755
5/20	$14,268	$14,080	$15,481
6/20	$14,196	$14,452	$15,153
7/20	$14,016	$15,144	$15,339
8/20	$14,026	$16,155	$15,441
9/20	$13,957	$15,598	$15,365
10/20	$13,667	$15,120	$15,030
11/20	$14,777	$17,053	$16,133
12/20	$14,657	$17,776	$16,052
1/21	$14,147	$17,599	$15,898
2/21	$14,227	$18,050	$15,749
3/21	$15,168	$18,651	$16,967
4/21	$15,588	$19,519	$17,500
5/21	$15,858	$19,800	$17,552
6/21	$15,893	$20,095	$17,593
7/21	$16,344	$20,455	$17,924
8/21	$16,404	$20,964	$18,235
9/21	$15,954	$20,094	$17,562
10/21	$16,575	$21,232	$18,420
11/21	$16,422	$20,766	$17,949
12/21	$17,524	$21,654	$19,214
1/22	$17,100	$20,508	$18,650
2/22	$17,047	$19,990	$18,538
3/22	$17,796	$20,538	$19,817
4/22	$17,968	$18,832	$19,379
5/22	$18,043	$18,846	$19,707
6/22	$17,430	$17,214	$18,702
7/22	$18,069	$18,580	$19,799
8/22	$17,619	$17,804	$19,359
9/22	$15,732	$16,149	$17,308
10/22	$16,692	$17,308	$17,919
11/22	$18,060	$18,512	$19,090
12/22	$17,252	$17,726	$18,422
1/23	$18,053	$18,980	$18,956
2/23	$17,713	$18,524	$18,206
3/23	$18,019	$19,096	$18,531
4/23	$18,447	$19,431	$18,905
5/23	$18,153	$19,237	$17,985
6/23	$18,363	$20,400	$18,496
7/23	$18,659	$21,085	$18,688
8/23	$17,871	$20,582	$17,997
9/23	$17,294	$19,694	$17,168
10/23	$17,405	$19,122	$17,242
11/23	$18,562	$20,915	$18,725
12/23	$19,080	$21,942	$19,217
1/24	$19,093	$22,205	$18,780
2/24	$19,230	$23,147	$18,909
3/24	$19,705	$23,891	$19,485
4/24	$19,101	$23,003	$18,878
5/24	$19,466	$24,030	$19,690
6/24	$18,893	$24,519	$19,388
7/24	$20,280	$24,951	$20,678
8/24	$20,595	$25,611	$21,317
9/24	$20,748	$26,080	$21,809
10/24	$20,276	$25,563	$21,533
11/24	$20,837	$26,736	$22,389
12/24	$20,306	$26,039	$21,132
1/25	$20,761	$26,958	$21,491
2/25	$21,267	$26,764	$22,109
3/25	$21,621	$25,572	$22,568
4/25	$22,570	$25,799	$22,845
5/25	$23,247	$27,326	$23,118
6/25	$23,517	$28,506	$23,268
7/25	$23,661	$28,873	$23,413
8/25	$23,690	$29,626	$23,494
9/25	$23,927	$30,578	$23,825
10/25	$24,556	$31,190	$23,635
11/25	$25,267	$31,279	$24,362
12/25	$25,085	$31,531	$23,966

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	23.53%	11.35%	9.63%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Core Infrastructure (USD) Index	13.41%	8.35%	9.13%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$11,162,259,501
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$89,154,941

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.3%
Vinci SA	8.0%
Snam SpA	7.2%
Italgas SpA	4.8%
Terna - Rete Elettrica Nazionale	4.7%
Canadian National Railway Co.	4.7%
Crown Castle, Inc.	4.7%
American Tower Corp.	4.6%
Exelon Corp.	4.5%
Ferrovial SE	4.3%

Sector Allocation (% of Net Assets)

Utilities	53.3%
Industrials	30.0%
Real Estate	9.2%
Communication Services	3.9%
Other (includes short-term investments)	3.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Portfolio

LZIEX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$97	0.83%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector, particularly banks, helped performance (National Bank of Greece, Bankinter, Unicredit).

  Stock selection within semiconductors and software & services along with underweight exposure to the healthcare sector also helped performance.

  Underweight exposure to Japan and stock selection helped performance.

  Overweight exposure to the information technology sector detracted from performance. Weak stock selection within materials also hurt performance (Croda, Amcor).

  Stock selection in the healthcare sector detracted, as the pharmaceutical industry lagged the overall index (ICON, Merck).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX).

Portfolio Performance

	Institutional Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,514	$9,277
2/16	$9,274	$9,107
3/16	$9,912	$9,699
4/16	$10,029	$9,980
5/16	$10,035	$9,890
6/16	$9,766	$9,558
7/16	$9,994	$10,042
8/16	$9,905	$10,049
9/16	$10,052	$10,173
10/16	$9,599	$9,965
11/16	$9,416	$9,766
12/16	$9,582	$10,100
1/17	$9,724	$10,393
2/17	$9,831	$10,542
3/17	$10,109	$10,832
4/17	$10,410	$11,107
5/17	$10,812	$11,515
6/17	$10,747	$11,495
7/17	$11,096	$11,826
8/17	$11,054	$11,822
9/17	$11,261	$12,116
10/17	$11,439	$12,300
11/17	$11,623	$12,429
12/17	$11,768	$12,628
1/18	$12,368	$13,262
2/18	$11,714	$12,663
3/18	$11,744	$12,435
4/18	$11,768	$12,719
5/18	$11,606	$12,433
6/18	$11,450	$12,281
7/18	$11,630	$12,584
8/18	$11,413	$12,340
9/18	$11,534	$12,448
10/18	$10,690	$11,457
11/18	$10,678	$11,442
12/18	$10,166	$10,887
1/19	$10,724	$11,602
2/19	$11,087	$11,898
3/19	$11,178	$11,973
4/19	$11,496	$12,310
5/19	$11,120	$11,719
6/19	$11,749	$12,414
7/19	$11,515	$12,256
8/19	$11,275	$11,939
9/19	$11,568	$12,281
10/19	$11,809	$12,722
11/19	$11,893	$12,866
12/19	$12,321	$13,284
1/20	$12,096	$13,006
2/20	$11,215	$11,830
3/20	$9,481	$10,251
4/20	$10,030	$10,914
5/20	$10,560	$11,389
6/20	$10,831	$11,777
7/20	$11,282	$12,051
8/20	$11,877	$12,671
9/20	$11,618	$12,342
10/20	$11,106	$11,849
11/20	$12,754	$13,685
12/20	$13,400	$14,322
1/21	$13,099	$14,169
2/21	$13,286	$14,487
3/21	$13,627	$14,820
4/21	$14,063	$15,266
5/21	$14,397	$15,764
6/21	$14,129	$15,586
7/21	$14,216	$15,704
8/21	$14,574	$15,981
9/21	$14,150	$15,517
10/21	$14,507	$15,899
11/21	$13,698	$15,159
12/21	$14,203	$15,935
1/22	$13,666	$15,165
2/22	$13,421	$14,897
3/22	$13,224	$14,993
4/22	$12,418	$14,023
5/22	$12,774	$14,128
6/22	$11,739	$12,817
7/22	$12,197	$13,455
8/22	$11,488	$12,816
9/22	$10,455	$11,617
10/22	$10,959	$12,242
11/22	$12,264	$13,621
12/22	$12,097	$13,632
1/23	$13,180	$14,736
2/23	$12,778	$14,428
3/23	$13,155	$14,786
4/23	$13,340	$15,204
5/23	$12,853	$14,560
6/23	$13,693	$15,223
7/23	$13,944	$15,715
8/23	$13,460	$15,113
9/23	$12,931	$14,597
10/23	$12,528	$14,005
11/23	$13,637	$15,305
12/23	$14,085	$16,118
1/24	$13,972	$16,211
2/24	$14,469	$16,508
3/24	$14,966	$17,051
4/24	$14,443	$16,614
5/24	$15,175	$17,258
6/24	$14,844	$16,979
7/24	$15,497	$17,477
8/24	$16,150	$18,045
9/24	$16,318	$18,212
10/24	$15,312	$17,222
11/24	$15,303	$17,124
12/24	$14,917	$16,734
1/25	$15,799	$17,614
2/25	$16,283	$17,956
3/25	$16,226	$17,883
4/25	$16,928	$18,702
5/25	$17,811	$19,558
6/25	$18,352	$19,989
7/25	$18,029	$19,708
8/25	$18,689	$20,548
9/25	$19,407	$20,942
10/25	$19,426	$21,188
11/25	$19,560	$21,320
12/25	$20,006	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	34.12%	8.35%	7.18%
MSCI EAFE Index	31.22%	8.92%	8.18%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,178,411,558
# of Portfolio Holdings	82
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,207,806

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.6%
AstraZeneca PLC	2.2%
RELX PLC	2.2%
Engie SA	2.2%
National Bank of Greece SA	2.1%
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
AIA Group Ltd.	2.1%
UniCredit SpA	1.9%
Bank Hapoalim BM	1.9%

Sector Allocation (% of Net Assets)

Financials	24.0%
Industrials	17.9%
Consumer Discretionary	10.1%
Information Technology	9.3%
Consumer Staples	9.2%
Health Care	9.1%
Materials	8.8%
Communication Services	3.9%
Utilities	2.9%
Other (includes short-term investments)	4.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Portfolio

LZIOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$126	1.08%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector, particularly banks, helped performance (National Bank of Greece, Bankinter, Unicredit).

  Stock selection within semiconductors and software & services along with underweight exposure to the healthcare sector also helped performance.

  Underweight exposure to Japan and stock selection helped performance.

  Overweight exposure to the information technology sector detracted from performance. Weak stock selection within materials also hurt performance (Croda, Amcor).

  Stock selection in the healthcare sector detracted, as the pharmaceutical industry lagged the overall index (ICON, Merck).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX).

Portfolio Performance

	Open Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,512	$9,277
2/16	$9,269	$9,107
3/16	$9,901	$9,699
4/16	$10,017	$9,980
5/16	$10,023	$9,890
6/16	$9,750	$9,558
7/16	$9,977	$10,042
8/16	$9,886	$10,049
9/16	$10,031	$10,173
10/16	$9,577	$9,965
11/16	$9,397	$9,766
12/16	$9,554	$10,100
1/17	$9,694	$10,393
2/17	$9,799	$10,542
3/17	$10,073	$10,832
4/17	$10,377	$11,107
5/17	$10,767	$11,515
6/17	$10,703	$11,495
7/17	$11,047	$11,826
8/17	$11,005	$11,822
9/17	$11,204	$12,116
10/17	$11,380	$12,300
11/17	$11,561	$12,429
12/17	$11,704	$12,628
1/18	$12,300	$13,262
2/18	$11,645	$12,663
3/18	$11,674	$12,435
4/18	$11,692	$12,719
5/18	$11,527	$12,433
6/18	$11,373	$12,281
7/18	$11,550	$12,584
8/18	$11,332	$12,340
9/18	$11,450	$12,448
10/18	$10,609	$11,457
11/18	$10,597	$11,442
12/18	$10,085	$10,887
1/19	$10,638	$11,602
2/19	$10,994	$11,898
3/19	$11,083	$11,973
4/19	$11,401	$12,310
5/19	$11,019	$11,719
6/19	$11,636	$12,414
7/19	$11,407	$12,256
8/19	$11,165	$11,939
9/19	$11,452	$12,281
10/19	$11,688	$12,722
11/19	$11,771	$12,866
12/19	$12,192	$13,284
1/20	$11,966	$13,006
2/20	$11,092	$11,830
3/20	$9,371	$10,251
4/20	$9,914	$10,914
5/20	$10,439	$11,389
6/20	$10,704	$11,777
7/20	$11,151	$12,051
8/20	$11,732	$12,671
9/20	$11,472	$12,342
10/20	$10,966	$11,849
11/20	$12,590	$13,685
12/20	$13,220	$14,322
1/21	$12,920	$14,169
2/21	$13,103	$14,487
3/21	$13,436	$14,820
4/21	$13,866	$15,266
5/21	$14,193	$15,764
6/21	$13,925	$15,586
7/21	$14,010	$15,704
8/21	$14,352	$15,981
9/21	$13,932	$15,517
10/21	$14,286	$15,899
11/21	$13,485	$15,159
12/21	$13,982	$15,935
1/22	$13,446	$15,165
2/22	$13,208	$14,897
3/22	$13,009	$14,993
4/22	$12,211	$14,023
5/22	$12,564	$14,128
6/22	$11,545	$12,817
7/22	$11,989	$13,455
8/22	$11,285	$12,816
9/22	$10,268	$11,617
10/22	$10,765	$12,242
11/22	$12,038	$13,621
12/22	$11,878	$13,632
1/23	$12,933	$14,736
2/23	$12,544	$14,428
3/23	$12,909	$14,786
4/23	$13,088	$15,204
5/23	$12,609	$14,560
6/23	$13,429	$15,223
7/23	$13,672	$15,715
8/23	$13,196	$15,113
9/23	$12,676	$14,597
10/23	$12,278	$14,005
11/23	$13,358	$15,305
12/23	$13,791	$16,118
1/24	$13,673	$16,211
2/24	$14,169	$16,508
3/24	$14,648	$17,051
4/24	$14,127	$16,614
5/24	$14,841	$17,258
6/24	$14,522	$16,979
7/24	$15,152	$17,477
8/24	$15,790	$18,045
9/24	$15,943	$18,212
10/24	$14,965	$17,222
11/24	$14,948	$17,124
12/24	$14,572	$16,734
1/25	$15,429	$17,614
2/25	$15,903	$17,956
3/25	$15,839	$17,883
4/25	$16,523	$18,702
5/25	$17,379	$19,558
6/25	$17,899	$19,989
7/25	$17,589	$19,708
8/25	$18,223	$20,548
9/25	$18,921	$20,942
10/25	$18,930	$21,188
11/25	$19,059	$21,320
12/25	$19,494	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	33.78%	8.08%	6.90%
MSCI EAFE Index	31.22%	8.92%	8.18%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,178,411,558
# of Portfolio Holdings	82
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,207,806

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.6%
AstraZeneca PLC	2.2%
RELX PLC	2.2%
Engie SA	2.2%
National Bank of Greece SA	2.1%
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
AIA Group Ltd.	2.1%
UniCredit SpA	1.9%
Bank Hapoalim BM	1.9%

Sector Allocation (% of Net Assets)

Financials	24.0%
Industrials	17.9%
Consumer Discretionary	10.1%
Information Technology	9.3%
Consumer Staples	9.2%
Health Care	9.1%
Materials	8.8%
Communication Services	3.9%
Utilities	2.9%
Other (includes short-term investments)	4.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Portfolio

RLIEX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$94	0.80%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector, particularly banks, helped performance (National Bank of Greece, Bankinter, Unicredit).

  Stock selection within semiconductors and software & services along with underweight exposure to the healthcare sector also helped performance.

  Underweight exposure to Japan and stock selection helped performance.

  Overweight exposure to the information technology sector detracted from performance. Weak stock selection within materials also hurt performance (Croda, Amcor).

  Stock selection in the healthcare sector detracted, as the pharmaceutical industry lagged the overall index (ICON, Merck).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX).

Portfolio Performance

	R6 Shares	MSCI EAFE Index
12/15	$1,000,000	$1,000,000
01/16	$951,377	$927,686
02/16	$927,358	$910,690
03/16	$991,213	$969,946
04/16	$1,002,929	$998,027
05/16	$1,003,515	$988,961
06/16	$976,567	$955,763
07/16	$999,414	$1,004,202
08/16	$990,859	$1,004,915
09/16	$1,005,595	$1,017,260
10/16	$960,207	$996,451
11/16	$941,935	$976,606
12/16	$958,272	$1,010,000
01/17	$972,486	$1,039,298
02/17	$983,147	$1,054,159
03/17	$1,010,983	$1,083,179
04/17	$1,041,780	$1,110,741
05/17	$1,081,461	$1,151,509
06/17	$1,074,946	$1,149,472
07/17	$1,109,890	$1,182,630
08/17	$1,105,602	$1,182,184
09/17	$1,126,407	$1,211,598
10/17	$1,144,239	$1,229,996
11/17	$1,162,666	$1,242,898
12/17	$1,177,228	$1,262,847
01/18	$1,237,322	$1,326,190
02/18	$1,171,820	$1,266,332
03/18	$1,174,825	$1,243,507
04/18	$1,176,627	$1,271,900
05/18	$1,161,003	$1,243,310
06/18	$1,145,379	$1,228,121
07/18	$1,162,806	$1,258,351
08/18	$1,141,129	$1,234,050
09/18	$1,153,198	$1,244,761
10/18	$1,069,318	$1,145,688
11/18	$1,068,111	$1,144,245
12/18	$1,016,914	$1,088,699
01/19	$1,072,760	$1,160,248
02/19	$1,109,125	$1,189,824
03/19	$1,118,216	$1,197,327
04/19	$1,150,035	$1,230,984
05/19	$1,112,372	$1,171,864
06/19	$1,174,711	$1,241,385
07/19	$1,151,983	$1,225,623
08/19	$1,127,924	$1,193,872
09/19	$1,156,611	$1,228,084
10/19	$1,180,735	$1,272,209
11/19	$1,189,862	$1,286,551
12/19	$1,232,177	$1,328,364
01/20	$1,209,629	$1,300,614
02/20	$1,122,090	$1,183,039
03/20	$948,338	$1,025,138
04/20	$1,003,382	$1,091,362
05/20	$1,055,773	$1,138,891
06/20	$1,083,626	$1,177,670
07/20	$1,128,722	$1,205,122
08/20	$1,187,669	$1,267,078
09/20	$1,162,371	$1,234,156
10/20	$1,111,110	$1,184,876
11/20	$1,275,546	$1,368,547
12/20	$1,340,427	$1,432,179
01/21	$1,310,253	$1,416,921
02/21	$1,329,028	$1,448,702
03/21	$1,363,226	$1,482,012
04/21	$1,406,812	$1,526,606
05/21	$1,440,339	$1,576,390
06/21	$1,413,517	$1,558,650
07/21	$1,422,234	$1,570,386
08/21	$1,458,053	$1,598,086
09/21	$1,415,526	$1,551,708
10/21	$1,451,303	$1,589,873
11/21	$1,370,300	$1,515,874
12/21	$1,421,214	$1,593,493
01/22	$1,367,374	$1,516,489
02/22	$1,342,829	$1,489,675
03/22	$1,323,827	$1,499,250
04/22	$1,242,275	$1,402,257
05/22	$1,278,696	$1,412,769
06/22	$1,174,975	$1,281,682
07/22	$1,220,898	$1,345,548
08/22	$1,149,801	$1,281,641
09/22	$1,046,327	$1,161,748
10/22	$1,096,822	$1,224,220
11/22	$1,226,785	$1,362,111
12/22	$1,210,588	$1,363,206
01/23	$1,319,187	$1,473,594
02/23	$1,278,778	$1,442,845
03/23	$1,316,662	$1,478,605
04/23	$1,335,183	$1,520,350
05/23	$1,286,355	$1,456,012
06/23	$1,370,541	$1,522,274
07/23	$1,395,796	$1,571,530
08/23	$1,347,233	$1,511,321
09/23	$1,294,153	$1,459,698
10/23	$1,254,553	$1,400,519
11/23	$1,364,926	$1,530,512
12/23	$1,410,374	$1,611,827
01/24	$1,398,133	$1,621,102
02/24	$1,448,847	$1,650,776
03/24	$1,497,812	$1,705,069
04/24	$1,445,349	$1,661,404
05/24	$1,519,672	$1,725,759
06/24	$1,486,445	$1,697,899
07/24	$1,551,149	$1,747,709
08/24	$1,617,525	$1,804,538
09/24	$1,633,462	$1,821,202
10/24	$1,533,418	$1,722,163
11/24	$1,532,532	$1,712,392
12/24	$1,494,449	$1,673,449
01/25	$1,582,077	$1,761,392
02/25	$1,630,654	$1,795,551
03/25	$1,624,939	$1,788,307
04/25	$1,695,423	$1,870,221
05/25	$1,784,004	$1,955,789
06/25	$1,838,296	$1,998,882
07/25	$1,805,911	$1,970,824
08/25	$1,871,221	$2,054,845
09/25	$1,944,188	$2,094,172
10/25	$1,945,149	$2,118,807
11/25	$1,958,590	$2,131,963
12/25	$2,003,984	$2,195,920

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
R6 Shares	34.10%	8.38%	7.20%
MSCI EAFE Index	31.22%	8.92%	8.18%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,178,411,558
# of Portfolio Holdings	82
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,207,806

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.6%
AstraZeneca PLC	2.2%
RELX PLC	2.2%
Engie SA	2.2%
National Bank of Greece SA	2.1%
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
AIA Group Ltd.	2.1%
UniCredit SpA	1.9%
Bank Hapoalim BM	1.9%

Sector Allocation (% of Net Assets)

Financials	24.0%
Industrials	17.9%
Consumer Discretionary	10.1%
Information Technology	9.3%
Consumer Staples	9.2%
Health Care	9.1%
Materials	8.8%
Communication Services	3.9%
Utilities	2.9%
Other (includes short-term investments)	4.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Select Portfolio

LZSIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$101	0.90%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality significantly underperformed.

  Overweight exposures to the financials and information technology sectors helped performance, as did underweight exposure to healthcare. Stock selection in the financials sector, particularly banks, helped performance (Piraeus, Bankinter, KBC). Stock selection in the utilities sector also contributed (Engie).

  Stock selection in information technology (hardware & equipment) detracted as did stock selection in the healthcare sector, as the pharmaceutical industry underperformed the overall index (Novo Nordisk). Weak stock selection within materials (particularly chemicals) also hurt performance (Air Liquide, Croda).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange).

  Stock selection in the UK hurt performance (Unilever, Compass).

Portfolio Performance

	Institutional Shares	MSCI ACWI ex USA Index
12/15	$10,000	$10,000
1/16	$9,523	$9,320
2/16	$9,364	$9,213
3/16	$10,102	$9,962
4/16	$10,250	$10,225
5/16	$10,216	$10,052
6/16	$10,182	$9,898
7/16	$10,466	$10,388
8/16	$10,327	$10,453
9/16	$10,477	$10,582
10/16	$10,075	$10,430
11/16	$9,776	$10,189
12/16	$9,937	$10,450
1/17	$10,258	$10,820
2/17	$10,396	$10,992
3/17	$10,683	$11,271
4/17	$11,051	$11,512
5/17	$11,476	$11,886
6/17	$11,430	$11,923
7/17	$11,890	$12,362
8/17	$11,917	$12,427
9/17	$12,136	$12,657
10/17	$12,322	$12,896
11/17	$12,518	$13,000
12/17	$12,750	$13,291
1/18	$13,409	$14,031
2/18	$12,773	$13,370
3/18	$12,738	$13,134
4/18	$12,669	$13,343
5/18	$12,449	$13,035
6/18	$12,264	$12,790
7/18	$12,484	$13,096
8/18	$12,259	$12,822
9/18	$12,363	$12,881
10/18	$11,326	$11,833
11/18	$11,408	$11,945
12/18	$10,850	$11,404
1/19	$11,564	$12,266
2/19	$11,789	$12,506
3/19	$11,920	$12,580
4/19	$12,324	$12,912
5/19	$11,801	$12,219
6/19	$12,491	$12,955
7/19	$12,229	$12,798
8/19	$11,932	$12,403
9/19	$12,205	$12,722
10/19	$12,479	$13,166
11/19	$12,550	$13,282
12/19	$13,055	$13,857
1/20	$12,764	$13,485
2/20	$11,792	$12,419
3/20	$9,934	$10,621
4/20	$10,590	$11,426
5/20	$11,088	$11,800
6/20	$11,476	$12,333
7/20	$11,986	$12,883
8/20	$12,533	$13,434
9/20	$12,302	$13,104
10/20	$11,926	$12,822
11/20	$13,456	$14,547
12/20	$14,143	$15,334
1/21	$13,836	$15,367
2/21	$13,947	$15,671
3/21	$14,266	$15,869
4/21	$14,585	$16,336
5/21	$15,051	$16,847
6/21	$14,818	$16,738
7/21	$14,671	$16,462
8/21	$14,891	$16,775
9/21	$14,339	$16,238
10/21	$14,781	$16,626
11/21	$14,069	$15,877
12/21	$14,602	$16,533
1/22	$14,234	$15,924
2/22	$13,815	$15,609
3/22	$13,765	$15,634
4/22	$12,953	$14,652
5/22	$13,257	$14,757
6/22	$12,115	$13,488
7/22	$12,585	$13,949
8/22	$12,010	$13,501
9/22	$10,927	$12,152
10/22	$11,449	$12,515
11/22	$12,608	$13,992
12/22	$12,332	$13,887
1/23	$13,356	$15,014
2/23	$12,876	$14,487
3/23	$13,252	$14,841
4/23	$13,369	$15,099
5/23	$12,889	$14,550
6/23	$13,589	$15,203
7/23	$13,836	$15,821
8/23	$13,252	$15,106
9/23	$12,669	$14,629
10/23	$12,332	$14,026
11/23	$13,304	$15,288
12/23	$13,819	$16,056
1/24	$13,753	$15,897
2/24	$14,293	$16,299
3/24	$14,740	$16,809
4/24	$14,201	$16,507
5/24	$14,727	$16,986
6/24	$14,490	$16,970
7/24	$14,872	$17,363
8/24	$15,426	$17,857
9/24	$15,545	$18,338
10/24	$14,570	$17,438
11/24	$14,491	$17,280
12/24	$14,111	$16,945
1/25	$14,821	$17,627
2/25	$14,968	$17,872
3/25	$14,741	$17,832
4/25	$15,142	$18,475
5/25	$15,946	$19,322
6/25	$16,401	$19,977
7/25	$15,999	$19,920
8/25	$16,492	$20,611
9/25	$17,296	$21,354
10/25	$17,269	$21,785
11/25	$17,175	$21,780
12/25	$17,596	$22,433

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	24.69%	4.47%	5.81%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$57,274,335
# of Portfolio Holdings	76
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$319,858

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
ASML Holding NV	3.0%
Tencent Holdings Ltd.	2.5%
Piraeus Bank SA	2.5%
Unilever PLC	2.1%
ABB Ltd.	2.1%
Compass Group PLC	2.0%
KBC Group NV	2.0%
Samsung Electronics Co. Ltd.	2.0%
Banco Santander SA	1.9%

Sector Allocation (% of Net Assets)

Financials	27.4%
Industrials	19.8%
Information Technology	15.8%
Consumer Discretionary	11.7%
Health Care	5.6%
Communication Services	5.2%
Consumer Staples	4.4%
Materials	3.9%
Utilities	2.5%
Other (includes short-term investments)	3.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Equity Select Portfolio

LZESX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$129	1.15%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality significantly underperformed.

  Overweight exposures to the financials and information technology sectors helped performance, as did underweight exposure to healthcare. Stock selection in the financials sector, particularly banks, helped performance (Piraeus, Bankinter, KBC). Stock selection in the utilities sector also contributed (Engie).

  Stock selection in information technology (hardware & equipment) detracted as did stock selection in the healthcare sector, as the pharmaceutical industry underperformed the overall index (Novo Nordisk). Weak stock selection within materials (particularly chemicals) also hurt performance (Air Liquide, Croda).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange).

  Stock selection in the UK hurt performance (Unilever, Compass).

Portfolio Performance

	Open Shares	MSCI ACWI ex USA Index
12/15	$10,000	$10,000
1/16	$9,512	$9,320
2/16	$9,354	$9,213
3/16	$10,091	$9,962
4/16	$10,238	$10,225
5/16	$10,193	$10,052
6/16	$10,159	$9,898
7/16	$10,442	$10,388
8/16	$10,297	$10,453
9/16	$10,446	$10,582
10/16	$10,046	$10,430
11/16	$9,737	$10,189
12/16	$9,897	$10,450
1/17	$10,217	$10,820
2/17	$10,354	$10,992
3/17	$10,640	$11,271
4/17	$11,006	$11,512
5/17	$11,417	$11,886
6/17	$11,360	$11,923
7/17	$11,817	$12,362
8/17	$11,843	$12,427
9/17	$12,061	$12,657
10/17	$12,244	$12,896
11/17	$12,439	$13,000
12/17	$12,657	$13,291
1/18	$13,323	$14,031
2/18	$12,680	$13,370
3/18	$12,635	$13,134
4/18	$12,566	$13,343
5/18	$12,348	$13,035
6/18	$12,164	$12,790
7/18	$12,371	$13,096
8/18	$12,153	$12,822
9/18	$12,257	$12,881
10/18	$11,220	$11,833
11/18	$11,289	$11,945
12/18	$10,738	$11,404
1/19	$11,453	$12,266
2/19	$11,675	$12,506
3/19	$11,792	$12,580
4/19	$12,190	$12,912
5/19	$11,663	$12,219
6/19	$12,343	$12,955
7/19	$12,085	$12,798
8/19	$11,792	$12,403
9/19	$12,050	$12,722
10/19	$12,319	$13,166
11/19	$12,390	$13,282
12/19	$12,883	$13,857
1/20	$12,596	$13,485
2/20	$11,630	$12,419
3/20	$9,793	$10,621
4/20	$10,449	$11,426
5/20	$10,926	$11,800
6/20	$11,308	$12,333
7/20	$11,809	$12,883
8/20	$12,346	$13,434
9/20	$12,131	$13,104
10/20	$11,738	$12,822
11/20	$13,252	$14,547
12/20	$13,916	$15,334
1/21	$13,616	$15,367
2/21	$13,736	$15,671
3/21	$14,037	$15,869
4/21	$14,349	$16,336
5/21	$14,806	$16,847
6/21	$14,565	$16,738
7/21	$14,421	$16,462
8/21	$14,625	$16,775
9/21	$14,085	$16,238
10/21	$14,517	$16,626
11/21	$13,808	$15,877
12/21	$14,338	$16,533
1/22	$13,966	$15,924
2/22	$13,557	$15,609
3/22	$13,508	$15,634
4/22	$12,702	$14,652
5/22	$13,000	$14,757
6/22	$11,884	$13,488
7/22	$12,343	$13,949
8/22	$11,781	$13,501
9/22	$10,711	$12,152
10/22	$11,209	$12,515
11/22	$12,353	$13,992
12/22	$12,078	$13,887
1/23	$13,076	$15,014
2/23	$12,608	$14,487
3/23	$12,975	$14,841
4/23	$13,089	$15,099
5/23	$12,621	$14,550
6/23	$13,291	$15,203
7/23	$13,531	$15,821
8/23	$12,962	$15,106
9/23	$12,381	$14,629
10/23	$12,065	$14,026
11/23	$13,000	$15,288
12/23	$13,506	$16,056
1/24	$13,442	$15,897
2/24	$13,954	$16,299
3/24	$14,389	$16,809
4/24	$13,864	$16,507
5/24	$14,363	$16,986
6/24	$14,133	$16,970
7/24	$14,504	$17,363
8/24	$15,043	$17,857
9/24	$15,158	$18,338
10/24	$14,210	$17,438
11/24	$14,121	$17,280
12/24	$13,756	$16,945
1/25	$14,431	$17,627
2/25	$14,587	$17,872
3/25	$14,366	$17,832
4/25	$14,742	$18,475
5/25	$15,534	$19,322
6/25	$15,975	$19,977
7/25	$15,573	$19,920
8/25	$16,051	$20,611
9/25	$16,817	$21,354
10/25	$16,804	$21,785
11/25	$16,700	$21,780
12/25	$17,104	$22,433

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	24.34%	4.21%	5.51%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$57,274,335
# of Portfolio Holdings	76
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$319,858

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
ASML Holding NV	3.0%
Tencent Holdings Ltd.	2.5%
Piraeus Bank SA	2.5%
Unilever PLC	2.1%
ABB Ltd.	2.1%
Compass Group PLC	2.0%
KBC Group NV	2.0%
Samsung Electronics Co. Ltd.	2.0%
Banco Santander SA	1.9%

Sector Allocation (% of Net Assets)

Financials	27.4%
Industrials	19.8%
Information Technology	15.8%
Consumer Discretionary	11.7%
Health Care	5.6%
Communication Services	5.2%
Consumer Staples	4.4%
Materials	3.9%
Utilities	2.5%
Other (includes short-term investments)	3.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Quality Growth Portfolio

ICMPX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.83%

How did the Portfolio perform last year and what affected its performance?

  Across almost every industry, Quality stocks underperformed the market. This Quality headwind was a consistent theme of the Portfolio’s underperformance.

  Underweight to banks and overweights to commercial & professional services, software & services and healthcare equipment & services significantly hurt performance.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Stock selection within information technology - hardware & equipment - also hurt performance (Lotes, Keyence, Halma).

  The Portfolio's modest overweight to semiconductors, underweight to pharmaceuticals and zero exposure to energy helped performance.

  Underweight exposure to Japan and UK helped performance.

Portfolio Performance

	Institutional Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
1/19	$10,610	$10,000	$10,000
2/19	$10,990	$10,195	$10,270
3/19	$11,300	$10,256	$10,437
4/19	$11,700	$10,527	$10,766
5/19	$11,320	$9,962	$10,214
6/19	$12,030	$10,562	$10,892
7/19	$11,910	$10,434	$10,869
8/19	$11,680	$10,112	$10,672
9/19	$11,850	$10,372	$10,799
10/19	$12,190	$10,734	$11,192
11/19	$12,610	$10,829	$11,363
12/19	$13,006	$11,298	$11,834
1/20	$12,740	$10,994	$11,720
2/20	$12,002	$10,125	$10,865
3/20	$10,628	$8,659	$9,675
4/20	$11,428	$9,315	$10,510
5/20	$12,145	$9,620	$10,967
6/20	$12,576	$10,055	$11,523
7/20	$13,498	$10,503	$12,304
8/20	$14,246	$10,953	$12,806
9/20	$14,205	$10,683	$12,694
10/20	$13,939	$10,454	$12,471
11/20	$15,302	$11,860	$13,739
12/20	$16,121	$12,501	$14,461
1/21	$16,255	$12,528	$14,549
2/21	$16,214	$12,776	$14,496
3/21	$16,524	$12,938	$14,450
4/21	$17,269	$13,319	$14,983
5/21	$17,775	$13,735	$15,345
6/21	$17,796	$13,646	$15,404
7/21	$18,179	$13,421	$15,170
8/21	$18,571	$13,676	$15,513
9/21	$17,682	$13,238	$14,846
10/21	$18,189	$13,554	$15,306
11/21	$17,289	$12,944	$14,753
12/21	$17,731	$13,479	$15,198
1/22	$16,486	$12,982	$13,972
2/22	$15,905	$12,725	$13,582
3/22	$16,106	$12,746	$13,560
4/22	$14,871	$11,945	$12,551
5/22	$14,882	$12,031	$12,443
6/22	$13,636	$10,996	$11,430
7/22	$14,650	$11,372	$12,059
8/22	$13,721	$11,007	$11,589
9/22	$12,475	$9,907	$10,359
10/22	$13,161	$10,203	$10,562
11/22	$14,787	$11,407	$11,875
12/22	$14,167	$11,322	$11,694
1/23	$15,223	$12,240	$12,683
2/23	$14,754	$11,811	$12,140
3/23	$15,341	$12,099	$12,699
4/23	$15,575	$12,310	$12,827
5/23	$15,191	$11,862	$12,472
6/23	$15,949	$12,394	$12,946
7/23	$16,194	$12,898	$13,349
8/23	$15,426	$12,316	$12,668
9/23	$14,743	$11,927	$12,000
10/23	$14,338	$11,435	$11,533
11/23	$15,757	$12,464	$12,726
12/23	$16,693	$13,090	$13,335
1/24	$16,575	$12,960	$13,233
2/24	$17,197	$13,288	$13,739
3/24	$17,584	$13,703	$14,123
4/24	$16,532	$13,457	$13,732
5/24	$17,122	$13,848	$14,094
6/24	$17,380	$13,835	$14,225
7/24	$17,594	$14,155	$14,375
8/24	$18,475	$14,558	$14,833
9/24	$18,979	$14,950	$15,210
10/24	$18,035	$14,217	$14,436
11/24	$18,056	$14,088	$14,317
12/24	$17,629	$13,814	$14,011
1/25	$18,755	$14,371	$14,607
2/25	$18,523	$14,570	$14,618
3/25	$17,960	$14,537	$14,286
4/25	$18,667	$15,062	$14,868
5/25	$19,407	$15,752	$15,619
6/25	$19,639	$16,287	$16,238
7/25	$19,252	$16,240	$16,041
8/25	$19,551	$16,804	$16,493
9/25	$20,026	$17,409	$17,165
10/25	$19,948	$17,761	$17,579
11/25	$19,672	$17,756	$17,263
12/25	$19,689	$18,288	$17,605

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	11.69%	4.08%	10.16%
MSCI ACWI ex USA Index	32.39%	7.91%	10.15%
MSCI ACWI ex USA Growth Index	25.65%	4.01%	9.56%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$559,261,974
# of Portfolio Holdings	48
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,179,167

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	3.8%
Novo Nordisk AS, Class B	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.4%
ASML Holding NV	3.3%
EssilorLuxottica SA	3.1%
Assa Abloy AB, Class B	3.0%
HDFC Bank Ltd. ADR	2.9%
Aon PLC, Class A	2.8%
London Stock Exchange Group PLC	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.7%

Sector Allocation (% of Net Assets)

Information Technology	22.3%
Industrials	21.7%
Financials	17.1%
Health Care	14.9%
Communication Services	8.3%
Consumer Staples	6.9%
Consumer Discretionary	6.4%
Other (includes short-term investments)	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Quality Growth Portfolio

OCMPX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$116	1.10%

How did the Portfolio perform last year and what affected its performance?

  Across almost every industry, Quality stocks underperformed the market. This Quality headwind was a consistent theme of the Portfolio’s underperformance.

  Underweight to banks and overweights to commercial & professional services, software & services and healthcare equipment & services significantly hurt performance.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Stock selection within information technology - hardware & equipment - also hurt performance (Lotes, Keyence, Halma).

  The Portfolio's modest overweight to semiconductors, underweight to pharmaceuticals and zero exposure to energy helped performance.

  Underweight exposure to Japan and UK helped performance.

Portfolio Performance

	Open Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
1/19	$10,610	$10,000	$10,000
2/19	$10,980	$10,195	$10,270
3/19	$11,290	$10,256	$10,437
4/19	$11,690	$10,527	$10,766
5/19	$11,310	$9,962	$10,214
6/19	$12,000	$10,562	$10,892
7/19	$11,880	$10,434	$10,869
8/19	$11,650	$10,112	$10,672
9/19	$11,820	$10,372	$10,799
10/19	$12,150	$10,734	$11,192
11/19	$12,580	$10,829	$11,363
12/19	$12,966	$11,298	$11,834
1/20	$12,700	$10,994	$11,720
2/20	$11,962	$10,125	$10,865
3/20	$10,588	$8,659	$9,675
4/20	$11,377	$9,315	$10,510
5/20	$12,095	$9,620	$10,967
6/20	$12,515	$10,055	$11,523
7/20	$13,427	$10,503	$12,304
8/20	$14,176	$10,953	$12,806
9/20	$14,135	$10,683	$12,694
10/20	$13,858	$10,454	$12,471
11/20	$15,211	$11,860	$13,739
12/20	$16,030	$12,501	$14,461
1/21	$16,154	$12,528	$14,549
2/21	$16,113	$12,776	$14,496
3/21	$16,423	$12,938	$14,450
4/21	$17,157	$13,319	$14,983
5/21	$17,653	$13,735	$15,345
6/21	$17,674	$13,646	$15,404
7/21	$18,046	$13,421	$15,170
8/21	$18,428	$13,676	$15,513
9/21	$17,550	$13,238	$14,846
10/21	$18,056	$13,554	$15,306
11/21	$17,147	$12,944	$14,753
12/21	$17,584	$13,479	$15,198
1/22	$16,342	$12,982	$13,972
2/22	$15,763	$12,725	$13,582
3/22	$15,963	$12,746	$13,560
4/22	$14,731	$11,945	$12,551
5/22	$14,741	$12,031	$12,443
6/22	$13,509	$10,996	$11,430
7/22	$14,510	$11,372	$12,059
8/22	$13,583	$11,007	$11,589
9/22	$12,340	$9,907	$10,359
10/22	$13,025	$10,203	$10,562
11/22	$14,625	$11,407	$11,875
12/22	$14,014	$11,322	$11,694
1/23	$15,054	$12,240	$12,683
2/23	$14,587	$11,811	$12,140
3/23	$15,171	$12,099	$12,699
4/23	$15,394	$12,310	$12,827
5/23	$15,011	$11,862	$12,472
6/23	$15,755	$12,394	$12,946
7/23	$15,999	$12,898	$13,349
8/23	$15,245	$12,316	$12,668
9/23	$14,555	$11,927	$12,000
10/23	$14,152	$11,435	$11,533
11/23	$15,553	$12,464	$12,726
12/23	$16,475	$13,090	$13,335
1/24	$16,348	$12,960	$13,233
2/24	$16,966	$13,288	$13,739
3/24	$17,339	$13,703	$14,123
4/24	$16,294	$13,457	$13,732
5/24	$16,880	$13,848	$14,094
6/24	$17,126	$13,835	$14,225
7/24	$17,339	$14,155	$14,375
8/24	$18,202	$14,558	$14,833
9/24	$18,703	$14,950	$15,210
10/24	$17,765	$14,217	$14,436
11/24	$17,776	$14,088	$14,317
12/24	$17,361	$13,814	$14,011
1/25	$18,455	$14,371	$14,607
2/25	$18,225	$14,570	$14,618
3/25	$17,678	$14,537	$14,286
4/25	$18,367	$15,062	$14,868
5/25	$19,089	$15,752	$15,619
6/25	$19,308	$16,287	$16,238
7/25	$18,925	$16,240	$16,041
8/25	$19,210	$16,804	$16,493
9/25	$19,680	$17,409	$17,165
10/25	$19,593	$17,761	$17,579
11/25	$19,319	$17,756	$17,263
12/25	$19,329	$18,288	$17,605

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 12/31/18
Open Shares	11.34%	3.81%	9.87%
MSCI ACWI ex USA Index	32.39%	7.91%	10.15%
MSCI ACWI ex USA Growth Index	25.65%	4.01%	9.56%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$559,261,974
# of Portfolio Holdings	48
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,179,167

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	3.8%
Novo Nordisk AS, Class B	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.4%
ASML Holding NV	3.3%
EssilorLuxottica SA	3.1%
Assa Abloy AB, Class B	3.0%
HDFC Bank Ltd. ADR	2.9%
Aon PLC, Class A	2.8%
London Stock Exchange Group PLC	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.7%

Sector Allocation (% of Net Assets)

Information Technology	22.3%
Industrials	21.7%
Financials	17.1%
Health Care	14.9%
Communication Services	8.3%
Consumer Staples	6.9%
Consumer Discretionary	6.4%
Other (includes short-term investments)	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Quality Growth Portfolio

RCMPX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$85	0.80%

How did the Portfolio perform last year and what affected its performance?

  Across almost every industry, Quality stocks underperformed the market. This Quality headwind was a consistent theme of the Portfolio’s underperformance.

  Underweight to banks and overweights to commercial & professional services, software & services and healthcare equipment & services significantly hurt performance.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Stock selection within information technology - hardware & equipment - also hurt performance (Lotes, Keyence, Halma).

  The Portfolio's modest overweight to semiconductors, underweight to pharmaceuticals and zero exposure to energy helped performance.

  Underweight exposure to Japan and UK helped performance.

Portfolio Performance

	R6 Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
02/23	$1,000,000	$1,000,000	$1,000,000
02/23	$988,563	$1,000,000	$1,000,000
03/23	$1,027,877	$1,024,446	$1,046,012
04/23	$1,043,603	$1,042,243	$1,056,597
05/23	$1,017,870	$1,004,349	$1,027,339
06/23	$1,068,620	$1,049,414	$1,066,352
07/23	$1,085,061	$1,092,079	$1,099,577
08/23	$1,034,310	$1,042,755	$1,043,503
09/23	$987,848	$1,009,820	$988,440
10/23	$960,686	$968,156	$949,969
11/23	$1,055,754	$1,055,304	$1,048,284
12/23	$1,119,034	$1,108,325	$1,098,404
01/24	$1,111,118	$1,097,316	$1,090,013
02/24	$1,152,856	$1,125,097	$1,131,681
03/24	$1,178,763	$1,160,267	$1,163,325
04/24	$1,108,239	$1,139,432	$1,131,147
05/24	$1,148,539	$1,172,508	$1,160,961
06/24	$1,165,090	$1,171,393	$1,171,744
07/24	$1,180,203	$1,198,516	$1,184,113
08/24	$1,239,213	$1,232,649	$1,221,776
09/24	$1,273,036	$1,265,841	$1,252,831
10/24	$1,209,708	$1,203,732	$1,189,133
11/24	$1,211,147	$1,192,836	$1,179,318
12/24	$1,182,346	$1,169,659	$1,154,089
01/25	$1,257,910	$1,216,789	$1,203,154
02/25	$1,242,353	$1,233,677	$1,204,076
03/25	$1,205,312	$1,230,878	$1,176,735
04/25	$1,252,724	$1,275,316	$1,224,688
05/25	$1,302,359	$1,333,741	$1,286,515
06/25	$1,317,916	$1,378,986	$1,337,537
07/25	$1,291,988	$1,375,042	$1,321,285
08/25	$1,311,990	$1,422,751	$1,358,538
09/25	$1,343,845	$1,474,014	$1,413,890
10/25	$1,338,659	$1,503,805	$1,447,977
11/25	$1,320,139	$1,503,421	$1,421,949
12/25	$1,321,824	$1,548,477	$1,450,131

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 2/22/23
R6 Shares	11.80%	10.26%
MSCI ACWI ex USA Index	32.39%	16.14%
MSCI ACWI ex USA Growth Index	25.65%	13.41%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$559,261,974
# of Portfolio Holdings	48
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,179,167

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	3.8%
Novo Nordisk AS, Class B	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.4%
ASML Holding NV	3.3%
EssilorLuxottica SA	3.1%
Assa Abloy AB, Class B	3.0%
HDFC Bank Ltd. ADR	2.9%
Aon PLC, Class A	2.8%
London Stock Exchange Group PLC	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.7%

Sector Allocation (% of Net Assets)

Information Technology	22.3%
Industrials	21.7%
Financials	17.1%
Health Care	14.9%
Communication Services	8.3%
Consumer Staples	6.9%
Consumer Discretionary	6.4%
Other (includes short-term investments)	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Global Small Cap Equity Portfolio

LZISX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Global Small Cap Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	1.03%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector boosted relative performance, as did stock selection in Germany.

  Overweight exposure to the information technology sector and to Italy contributed, as did underweight exposure to the real estate sector and to Israel.

  Among the top contributors were Phoenix Financial and Lumentum.

  Stock selection in the consumer discretionary sector undercut relative performance, as did stock selection in Japan.

  Overweight exposure to the consumer discretionary sector and to Germany detracted, as did underweight exposure to the materials sector and to Canada.

  Among the top detractors were Floor & Décor and Bullish.

Portfolio Performance

	Institutional Shares	MSCI World Investable Market Index (IMI)	MSCI EAFE/World Small Cap Linked Index	MSCI EAFE Investable Market Index (IMI)
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,413	$9,378	$9,214	$9,268
2/16	$9,257	$9,326	$9,203	$9,120
3/16	$10,037	$9,978	$9,940	$9,732
4/16	$9,982	$10,146	$10,169	$10,006
5/16	$10,092	$10,212	$10,221	$9,934
6/16	$9,697	$10,087	$9,682	$9,574
7/16	$10,064	$10,530	$10,276	$10,073
8/16	$9,879	$10,540	$10,215	$10,071
9/16	$10,186	$10,610	$10,519	$10,219
10/16	$9,711	$10,379	$10,221	$9,999
11/16	$9,469	$10,567	$9,934	$9,788
12/16	$9,526	$10,819	$10,218	$10,115
1/17	$9,829	$11,079	$10,579	$10,418
2/17	$9,923	$11,377	$10,816	$10,578
3/17	$10,187	$11,493	$11,033	$10,858
4/17	$10,763	$11,671	$11,505	$11,161
5/17	$11,122	$11,894	$11,929	$11,571
6/17	$11,132	$11,959	$11,927	$11,553
7/17	$11,622	$12,243	$12,359	$11,899
8/17	$11,726	$12,257	$12,460	$11,909
9/17	$12,132	$12,560	$12,816	$12,212
10/17	$12,406	$12,790	$13,032	$12,400
11/17	$12,671	$13,067	$13,239	$12,540
12/17	$13,020	$13,247	$13,592	$12,761
1/18	$13,615	$13,915	$14,287	$13,403
2/18	$13,010	$13,341	$13,780	$12,817
3/18	$13,114	$13,090	$13,624	$12,599
4/18	$12,954	$13,237	$13,809	$12,869
5/18	$12,840	$13,356	$13,677	$12,605
6/18	$12,652	$13,345	$13,411	$12,437
7/18	$12,755	$13,726	$13,499	$12,709
8/18	$12,470	$13,914	$13,390	$12,485
9/18	$12,277	$13,953	$13,293	$12,564
10/18	$10,763	$12,880	$12,014	$11,533
11/18	$10,628	$13,018	$11,929	$11,508
12/18	$9,780	$12,000	$11,160	$10,923
1/19	$10,733	$12,973	$12,059	$11,664
2/19	$10,969	$13,375	$12,330	$11,956
3/19	$10,812	$13,517	$12,349	$12,023
4/19	$11,195	$13,988	$12,721	$12,365
5/19	$10,753	$13,167	$12,049	$11,763
6/19	$11,176	$14,022	$12,560	$12,432
7/19	$10,920	$14,093	$12,471	$12,284
8/19	$10,707	$13,780	$12,163	$11,968
9/19	$10,969	$14,072	$12,505	$12,310
10/19	$11,424	$14,434	$13,073	$12,769
11/19	$11,788	$14,844	$13,362	$12,932
12/19	$12,324	$15,298	$13,946	$13,373
1/20	$11,990	$15,163	$13,542	$13,078
2/20	$10,969	$13,868	$12,214	$11,882
3/20	$9,069	$11,906	$10,108	$10,230
4/20	$10,019	$13,240	$11,159	$10,946
5/20	$10,747	$13,913	$11,955	$11,466
6/20	$11,141	$14,280	$12,118	$11,823
7/20	$11,495	$14,949	$12,525	$12,115
8/20	$12,054	$15,931	$13,460	$12,778
9/20	$11,950	$15,404	$13,359	$12,480
10/20	$11,629	$14,986	$12,895	$11,991
11/20	$13,069	$16,947	$14,666	$13,819
12/20	$13,980	$17,730	$15,667	$14,506
1/21	$13,970	$17,621	$15,609	$14,366
2/21	$14,280	$18,126	$16,023	$14,697
3/21	$14,456	$18,701	$16,373	$15,033
4/21	$15,388	$19,553	$17,031	$15,508
5/21	$15,772	$19,820	$17,372	$15,984
6/21	$15,647	$20,082	$17,084	$15,791
7/21	$15,885	$20,378	$17,375	$15,933
8/21	$16,521	$20,884	$17,875	$16,242
9/21	$15,913	$20,044	$17,237	$15,754
10/21	$16,165	$21,127	$17,508	$16,119
11/21	$15,253	$20,594	$16,529	$15,345
12/21	$15,634	$21,460	$17,250	$16,113
1/22	$14,567	$20,265	$15,988	$15,272
2/22	$13,998	$19,819	$15,785	$15,014
3/22	$13,855	$20,319	$15,778	$15,095
4/22	$12,973	$18,643	$14,696	$14,109
5/22	$12,902	$18,651	$14,590	$14,184
6/22	$11,238	$17,006	$12,988	$12,831
7/22	$11,992	$18,380	$13,846	$13,501
8/22	$11,066	$17,631	$13,232	$12,867
9/22	$9,951	$15,972	$11,711	$11,621
10/22	$10,442	$17,135	$12,206	$12,227
11/22	$11,766	$18,310	$13,416	$13,580
12/22	$11,518	$17,550	$13,560	$13,610
1/23	$12,522	$18,837	$14,572	$14,700
2/23	$12,237	$18,392	$14,256	$14,391
3/23	$12,357	$18,838	$14,227	$14,693
4/23	$12,507	$19,129	$14,513	$15,091
5/23	$12,103	$18,901	$13,907	$14,453
6/23	$12,237	$20,049	$14,309	$15,078
7/23	$12,522	$20,756	$14,943	$15,590
8/23	$12,185	$20,228	$14,446	$15,004
9/23	$11,480	$19,335	$13,807	$14,470
10/23	$10,879	$18,707	$12,996	$13,847
11/23	$11,990	$20,460	$14,303	$15,147
12/23	$12,849	$21,565	$15,345	$15,993
1/24	$12,482	$21,731	$15,092	$16,035
2/24	$12,375	$22,632	$15,149	$16,297
3/24	$12,681	$23,375	$15,713	$16,843
4/24	$12,207	$22,471	$15,246	$16,402
5/24	$12,681	$23,477	$15,907	$17,048
6/24	$12,498	$23,856	$15,423	$16,739
7/24	$13,354	$24,399	$16,302	$17,293
8/24	$13,776	$24,989	$16,625	$17,825
9/24	$13,822	$25,448	$17,049	$18,030
10/24	$12,690	$24,924	$15,981	$17,028
11/24	$12,598	$26,116	$15,992	$16,947
12/24	$12,375	$25,342	$15,624	$16,561
1/25	$12,952	$26,235	$16,162	$17,389
2/25	$12,859	$25,977	$16,115	$17,673
3/25	$12,952	$24,839	$16,200	$17,625
4/25	$13,763	$25,054	$17,140	$18,462
5/25	$14,978	$26,535	$18,101	$19,334
6/25	$15,617	$27,691	$18,888	$19,818
7/25	$15,680	$28,045	$18,872	$19,578
8/25	$16,460	$28,851	$19,745	$20,423
9/25	$16,397	$29,741	$20,136	$20,804
10/25	$16,522	$30,280	$20,170	$20,989
11/25	$16,554	$30,409	$20,515	$21,137
12/25	$16,821	$30,659	$20,706	$21,749

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	35.93%	3.77%	5.34%
MSCI World Investable Market Index (IMI)	20.98%	11.58%	11.86%
MSCI EAFE/World Small Cap Linked Index	32.53%	5.73%	7.55%
MSCI EAFE Investable Market Index (IMI)	31.33%	8.44%	8.08%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Effective as of September 1, 2025, the MSCI World IMI replaced the MSCI EAFE IMI as the Portfolio’s broad-based securities market index.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$12,885,457
# of Portfolio Holdings	80
Portfolio Turnover Rate	160%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.2%
RH	2.8%
Lumentum Holdings, Inc.	2.4%
First Watch Restaurant Group, Inc.	2.3%
Floor & Decor Holdings, Inc., Class A	2.3%
Coherent Corp.	2.1%
Lottomatica Group SpA	2.1%
Organo Corp.	2.0%
Arca Continental SAB de CV	1.9%
Zeta Global Holdings Corp., Class A	1.9%

Sector Allocation (% of Net Assets)

Information Technology	20.3%
Industrials	20.2%
Consumer Discretionary	18.5%
Financials	16.2%
Health Care	8.6%
Consumer Staples	4.7%
Materials	4.3%
Energy	3.2%
Other (includes short-term investments)	4.0%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective September 1, 2025, the Portfolio’s name changed from Lazard International Small Cap Equity Portfolio to Lazard Global Small Cap Equity Portfolio. In connection with this change, the Portfolio’s principal investment strategies permit increased exposure to the equity securities of U.S. small capitalization companies.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Global Small Cap Equity Portfolio

LZSMX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Global Small Cap Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$151	1.28%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector boosted relative performance, as did stock selection in Germany.

  Overweight exposure to the information technology sector and to Italy contributed, as did underweight exposure to the real estate sector and to Israel.

  Among the top contributors were Phoenix Financial and Lumentum.

  Stock selection in the consumer discretionary sector undercut relative performance, as did stock selection in Japan.

  Overweight exposure to the consumer discretionary sector and to Germany detracted, as did underweight exposure to the materials sector and to Canada.

  Among the top detractors were Floor & Décor and Bullish.

Portfolio Performance

	Open Shares	MSCI World Investable Market Index (IMI)	MSCI EAFE/World Small Cap Linked Index	MSCI EAFE Investable Market Index (IMI)
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,405	$9,378	$9,214	$9,268
2/16	$9,250	$9,326	$9,203	$9,120
3/16	$10,027	$9,978	$9,940	$9,732
4/16	$9,973	$10,146	$10,169	$10,006
5/16	$10,073	$10,212	$10,221	$9,934
6/16	$9,680	$10,087	$9,682	$9,574
7/16	$10,046	$10,530	$10,276	$10,073
8/16	$9,855	$10,540	$10,215	$10,071
9/16	$10,161	$10,610	$10,519	$10,219
10/16	$9,697	$10,379	$10,221	$9,999
11/16	$9,447	$10,567	$9,934	$9,788
12/16	$9,499	$10,819	$10,218	$10,115
1/17	$9,799	$11,079	$10,579	$10,418
2/17	$9,893	$11,377	$10,816	$10,578
3/17	$10,155	$11,493	$11,033	$10,858
4/17	$10,726	$11,671	$11,505	$11,161
5/17	$11,082	$11,894	$11,929	$11,571
6/17	$11,092	$11,959	$11,927	$11,553
7/17	$11,579	$12,243	$12,359	$11,899
8/17	$11,682	$12,257	$12,460	$11,909
9/17	$12,075	$12,560	$12,816	$12,212
10/17	$12,347	$12,790	$13,032	$12,400
11/17	$12,609	$13,067	$13,239	$12,540
12/17	$12,947	$13,247	$13,592	$12,761
1/18	$13,537	$13,915	$14,287	$13,403
2/18	$12,937	$13,341	$13,780	$12,817
3/18	$13,031	$13,090	$13,624	$12,599
4/18	$12,881	$13,237	$13,809	$12,869
5/18	$12,759	$13,356	$13,677	$12,605
6/18	$12,572	$13,345	$13,411	$12,437
7/18	$12,675	$13,726	$13,499	$12,709
8/18	$12,379	$13,914	$13,390	$12,485
9/18	$12,188	$13,953	$13,293	$12,564
10/18	$10,680	$12,880	$12,014	$11,533
11/18	$10,556	$13,018	$11,929	$11,508
12/18	$9,698	$12,000	$11,160	$10,923
1/19	$10,641	$12,973	$12,059	$11,664
2/19	$10,875	$13,375	$12,330	$11,956
3/19	$10,719	$13,517	$12,349	$12,023
4/19	$11,099	$13,988	$12,721	$12,365
5/19	$10,651	$13,167	$12,049	$11,763
6/19	$11,069	$14,022	$12,560	$12,432
7/19	$10,816	$14,093	$12,471	$12,284
8/19	$10,605	$13,780	$12,163	$11,968
9/19	$10,855	$14,072	$12,505	$12,310
10/19	$11,315	$14,434	$13,073	$12,769
11/19	$11,665	$14,844	$13,362	$12,932
12/19	$12,196	$15,298	$13,946	$13,373
1/20	$11,866	$15,163	$13,542	$13,078
2/20	$10,855	$13,868	$12,214	$11,882
3/20	$8,964	$11,906	$10,108	$10,230
4/20	$9,905	$13,240	$11,159	$10,946
5/20	$10,625	$13,913	$11,955	$11,466
6/20	$11,005	$14,280	$12,118	$11,823
7/20	$11,355	$14,949	$12,525	$12,115
8/20	$11,909	$15,931	$13,460	$12,778
9/20	$11,806	$15,404	$13,359	$12,480
10/20	$11,490	$14,986	$12,895	$11,991
11/20	$12,900	$16,947	$14,666	$13,819
12/20	$13,800	$17,730	$15,667	$14,506
1/21	$13,779	$17,621	$15,609	$14,366
2/21	$14,086	$18,126	$16,023	$14,697
3/21	$14,260	$18,701	$16,373	$15,033
4/21	$15,180	$19,553	$17,031	$15,508
5/21	$15,548	$19,820	$17,372	$15,984
6/21	$15,425	$20,082	$17,084	$15,791
7/21	$15,660	$20,378	$17,375	$15,933
8/21	$16,287	$20,884	$17,875	$16,242
9/21	$15,689	$20,044	$17,237	$15,754
10/21	$15,926	$21,127	$17,508	$16,119
11/21	$15,028	$20,594	$16,529	$15,345
12/21	$15,401	$21,460	$17,250	$16,113
1/22	$14,340	$20,265	$15,988	$15,272
2/22	$13,782	$19,819	$15,785	$15,014
3/22	$13,628	$20,319	$15,778	$15,095
4/22	$12,762	$18,643	$14,696	$14,109
5/22	$12,692	$18,651	$14,590	$14,184
6/22	$11,059	$17,006	$12,988	$12,831
7/22	$11,785	$18,380	$13,846	$13,501
8/22	$10,876	$17,631	$13,232	$12,867
9/22	$9,782	$15,972	$11,711	$11,621
10/22	$10,263	$17,135	$12,206	$12,227
11/22	$11,563	$18,310	$13,416	$13,580
12/22	$11,321	$17,550	$13,560	$13,610
1/23	$12,303	$18,837	$14,572	$14,700
2/23	$12,010	$18,392	$14,256	$14,391
3/23	$12,127	$18,838	$14,227	$14,693
4/23	$12,274	$19,129	$14,513	$15,091
5/23	$11,878	$18,901	$13,907	$14,453
6/23	$12,010	$20,049	$14,309	$15,078
7/23	$12,289	$20,756	$14,943	$15,590
8/23	$11,959	$20,228	$14,446	$15,004
9/23	$11,254	$19,335	$13,807	$14,470
10/23	$10,666	$18,707	$12,996	$13,847
11/23	$11,738	$20,460	$14,303	$15,147
12/23	$12,593	$21,565	$15,345	$15,993
1/24	$12,220	$21,731	$15,092	$16,035
2/24	$12,130	$22,632	$15,149	$16,297
3/24	$12,414	$23,375	$15,713	$16,843
4/24	$11,951	$22,471	$15,246	$16,402
5/24	$12,414	$23,477	$15,907	$17,048
6/24	$12,234	$23,856	$15,423	$16,739
7/24	$13,071	$24,399	$16,302	$17,293
8/24	$13,468	$24,989	$16,625	$17,825
9/24	$13,513	$25,448	$17,049	$18,030
10/24	$12,407	$24,924	$15,981	$17,028
11/24	$12,317	$26,116	$15,992	$16,947
12/24	$12,100	$25,342	$15,624	$16,561
1/25	$12,662	$26,235	$16,162	$17,389
2/25	$12,571	$25,977	$16,115	$17,673
3/25	$12,647	$24,839	$16,200	$17,625
4/25	$13,436	$25,054	$17,140	$18,462
5/25	$14,620	$26,535	$18,101	$19,334
6/25	$15,243	$27,691	$18,888	$19,818
7/25	$15,303	$28,045	$18,872	$19,578
8/25	$16,063	$28,851	$19,745	$20,423
9/25	$15,987	$29,741	$20,136	$20,804
10/25	$16,125	$30,280	$20,170	$20,989
11/25	$16,140	$30,409	$20,515	$21,137
12/25	$16,406	$30,659	$20,706	$21,749

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	35.58%	3.52%	5.07%
MSCI World Investable Market Index (IMI)	20.98%	11.58%	11.86%
MSCI EAFE/World Small Cap Linked Index	32.53%	5.73%	7.55%
MSCI EAFE Investable Market Index (IMI)	31.33%	8.44%	8.08%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Effective as of September 1, 2025, the MSCI World IMI replaced the MSCI EAFE IMI as the Portfolio’s broad-based securities market index.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$12,885,457
# of Portfolio Holdings	80
Portfolio Turnover Rate	160%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.2%
RH	2.8%
Lumentum Holdings, Inc.	2.4%
First Watch Restaurant Group, Inc.	2.3%
Floor & Decor Holdings, Inc., Class A	2.3%
Coherent Corp.	2.1%
Lottomatica Group SpA	2.1%
Organo Corp.	2.0%
Arca Continental SAB de CV	1.9%
Zeta Global Holdings Corp., Class A	1.9%

Sector Allocation (% of Net Assets)

Information Technology	20.3%
Industrials	20.2%
Consumer Discretionary	18.5%
Financials	16.2%
Health Care	8.6%
Consumer Staples	4.7%
Materials	4.3%
Energy	3.2%
Other (includes short-term investments)	4.0%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective September 1, 2025, the Portfolio’s name changed from Lazard International Small Cap Equity Portfolio to Lazard Global Small Cap Equity Portfolio. In connection with this change, the Portfolio’s principal investment strategies permit increased exposure to the equity securities of U.S. small capitalization companies.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Strategic Equity Portfolio

LISOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$123	1.09%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality has significantly underperformed.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Overweight exposure to the information technology sector detracted from performance as did stock selection in the healthcare sector (Novo Nordisk).

  Overweight exposure and stock selection in the financials sector, particularly banks, helped performance (Bank Leumi, Phoenix Financial, Piraeus Bank, Societe Generale). Underweight exposures to the health care and energy sectors helped along with stock selection in information technology (software & services).

  Underweight exposure to Japan and UK helped performance.

Portfolio Performance

	Open Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,487	$9,277
2/16	$9,360	$9,107
3/16	$9,963	$9,699
4/16	$10,030	$9,980
5/16	$10,037	$9,890
6/16	$9,829	$9,558
7/16	$10,067	$10,042
8/16	$9,940	$10,049
9/16	$10,037	$10,173
10/16	$9,650	$9,965
11/16	$9,330	$9,766
12/16	$9,463	$10,100
1/17	$9,681	$10,393
2/17	$9,749	$10,542
3/17	$9,991	$10,832
4/17	$10,345	$11,107
5/17	$10,790	$11,515
6/17	$10,767	$11,495
7/17	$11,182	$11,826
8/17	$11,167	$11,822
9/17	$11,370	$12,116
10/17	$11,574	$12,300
11/17	$11,785	$12,429
12/17	$12,059	$12,628
1/18	$12,837	$13,262
2/18	$12,303	$12,663
3/18	$12,326	$12,435
4/18	$12,318	$12,719
5/18	$12,296	$12,433
6/18	$12,067	$12,281
7/18	$12,227	$12,584
8/18	$12,100	$12,340
9/18	$12,206	$12,448
10/18	$11,178	$11,457
11/18	$11,323	$11,442
12/18	$10,787	$10,887
1/19	$11,516	$11,602
2/19	$11,898	$11,898
3/19	$12,014	$11,973
4/19	$12,370	$12,310
5/19	$11,790	$11,719
6/19	$12,437	$12,414
7/19	$12,196	$12,256
8/19	$12,000	$11,939
9/19	$12,241	$12,281
10/19	$12,457	$12,722
11/19	$12,632	$12,866
12/19	$13,074	$13,284
1/20	$12,881	$13,006
2/20	$11,895	$11,830
3/20	$9,957	$10,251
4/20	$10,657	$10,914
5/20	$11,187	$11,389
6/20	$11,550	$11,777
7/20	$11,996	$12,051
8/20	$12,707	$12,671
9/20	$12,310	$12,342
10/20	$11,897	$11,849
11/20	$13,744	$13,685
12/20	$14,426	$14,322
1/21	$14,035	$14,169
2/21	$14,400	$14,487
3/21	$14,808	$14,820
4/21	$15,462	$15,266
5/21	$15,886	$15,764
6/21	$15,479	$15,586
7/21	$15,598	$15,704
8/21	$15,992	$15,981
9/21	$15,380	$15,517
10/21	$15,711	$15,899
11/21	$14,716	$15,159
12/21	$15,244	$15,935
1/22	$14,682	$15,165
2/22	$14,258	$14,897
3/22	$13,953	$14,993
4/22	$13,133	$14,023
5/22	$13,418	$14,128
6/22	$12,321	$12,817
7/22	$12,948	$13,455
8/22	$12,155	$12,816
9/22	$11,058	$11,617
10/22	$11,814	$12,242
11/22	$13,022	$13,621
12/22	$12,647	$13,632
1/23	$13,579	$14,736
2/23	$13,169	$14,428
3/23	$13,616	$14,786
4/23	$13,672	$15,204
5/23	$13,523	$14,560
6/23	$14,139	$15,223
7/23	$14,279	$15,715
8/23	$13,807	$15,113
9/23	$13,209	$14,597
10/23	$12,714	$14,005
11/23	$13,993	$15,305
12/23	$14,753	$16,118
1/24	$14,649	$16,211
2/24	$15,300	$16,508
3/24	$15,593	$17,051
4/24	$14,838	$16,614
5/24	$15,423	$17,258
6/24	$15,093	$16,979
7/24	$15,584	$17,477
8/24	$16,061	$18,045
9/24	$15,909	$18,212
10/24	$14,983	$17,222
11/24	$15,087	$17,124
12/24	$14,515	$16,734
1/25	$15,251	$17,614
2/25	$15,507	$17,956
3/25	$15,262	$17,883
4/25	$15,816	$18,702
5/25	$16,733	$19,558
6/25	$17,341	$19,989
7/25	$17,192	$19,708
8/25	$17,539	$20,548
9/25	$18,038	$20,942
10/25	$17,951	$21,188
11/25	$17,940	$21,320
12/25	$18,188	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Open Shares	25.31%	4.74%	6.16%
MSCI EAFE Index	31.22%	8.92%	8.18%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,532,571,135
# of Portfolio Holdings	67
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,505,885

Top 10 Holdings (% of Net Assets)

ASML Holding NV	3.3%
Societe Generale SA	3.1%
Piraeus Bank SA	2.9%
Bank Leumi Le-Israel BM	2.9%
Banco Santander SA	2.6%
RELX PLC	2.3%
Element Fleet Management Corp.	2.1%
Unilever PLC	2.1%
MTU Aero Engines AG	2.0%
Weir Group PLC	2.0%

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.4%
Information Technology	11.3%
Consumer Staples	9.1%
Health Care	8.2%
Consumer Discretionary	8.1%
Utilities	4.9%
Materials	4.7%
Communication Services	3.5%
Other (includes short-term investments)	4.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Strategic Equity Portfolio

LISIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$95	0.84%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality has significantly underperformed.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Overweight exposure to the information technology sector detracted from performance as did stock selection in the healthcare sector (Novo Nordisk).

  Overweight exposure and stock selection in the financials sector, particularly banks, helped performance (Bank Leumi, Phoenix Financial, Piraeus Bank, Societe Generale). Underweight exposures to the health care and energy sectors helped along with stock selection in information technology (software & services).

  Underweight exposure to Japan and UK helped performance.

Portfolio Performance

	Institutional Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,490	$9,277
2/16	$9,362	$9,107
3/16	$9,970	$9,699
4/16	$10,038	$9,980
5/16	$10,053	$9,890
6/16	$9,842	$9,558
7/16	$10,083	$10,042
8/16	$9,962	$10,049
9/16	$10,060	$10,173
10/16	$9,677	$9,965
11/16	$9,355	$9,766
12/16	$9,483	$10,100
1/17	$9,712	$10,393
2/17	$9,780	$10,542
3/17	$10,024	$10,832
4/17	$10,382	$11,107
5/17	$10,832	$11,515
6/17	$10,809	$11,495
7/17	$11,228	$11,826
8/17	$11,213	$11,822
9/17	$11,427	$12,116
10/17	$11,625	$12,300
11/17	$11,846	$12,429
12/17	$12,124	$12,628
1/18	$12,904	$13,262
2/18	$12,371	$12,663
3/18	$12,402	$12,435
4/18	$12,394	$12,719
5/18	$12,371	$12,433
6/18	$12,147	$12,281
7/18	$12,310	$12,584
8/18	$12,180	$12,340
9/18	$12,296	$12,448
10/18	$11,261	$11,457
11/18	$11,416	$11,442
12/18	$10,869	$10,887
1/19	$11,611	$11,602
2/19	$11,991	$11,898
3/19	$12,117	$11,973
4/19	$12,480	$12,310
5/19	$11,898	$11,719
6/19	$12,547	$12,414
7/19	$12,311	$12,256
8/19	$12,112	$11,939
9/19	$12,357	$12,281
10/19	$12,585	$12,722
11/19	$12,762	$12,866
12/19	$13,212	$13,284
1/20	$13,023	$13,006
2/20	$12,026	$11,830
3/20	$10,068	$10,251
4/20	$10,772	$10,914
5/20	$11,313	$11,389
6/20	$11,683	$11,777
7/20	$12,138	$12,051
8/20	$12,863	$12,671
9/20	$12,467	$12,342
10/20	$12,045	$11,849
11/20	$13,921	$13,685
12/20	$14,610	$14,322
1/21	$14,219	$14,169
2/21	$14,593	$14,487
3/21	$15,018	$14,820
4/21	$15,678	$15,266
5/21	$16,112	$15,764
6/21	$15,704	$15,586
7/21	$15,825	$15,704
8/21	$16,228	$15,981
9/21	$15,611	$15,517
10/21	$15,950	$15,899
11/21	$14,942	$15,159
12/21	$15,485	$15,935
1/22	$14,908	$15,165
2/22	$14,492	$14,897
3/22	$14,180	$14,993
4/22	$13,348	$14,023
5/22	$13,641	$14,128
6/22	$12,525	$12,817
7/22	$13,168	$13,455
8/22	$12,364	$12,816
9/22	$11,248	$11,617
10/22	$12,023	$12,242
11/22	$13,262	$13,621
12/22	$12,872	$13,632
1/23	$13,831	$14,736
2/23	$13,409	$14,428
3/23	$13,879	$14,786
4/23	$13,937	$15,204
5/23	$13,783	$14,560
6/23	$14,416	$15,223
7/23	$14,560	$15,715
8/23	$14,075	$15,113
9/23	$13,470	$14,597
10/23	$12,971	$14,005
11/23	$14,286	$15,305
12/23	$15,068	$16,118
1/24	$14,951	$16,211
2/24	$15,623	$16,508
3/24	$15,934	$17,051
4/24	$15,165	$16,614
5/24	$15,759	$17,258
6/24	$15,428	$16,979
7/24	$15,934	$17,477
8/24	$16,426	$18,045
9/24	$16,280	$18,212
10/24	$15,324	$17,222
11/24	$15,441	$17,124
12/24	$14,862	$16,734
1/25	$15,613	$17,614
2/25	$15,878	$17,956
3/25	$15,624	$17,883
4/25	$16,199	$18,702
5/25	$17,148	$19,558
6/25	$17,778	$19,989
7/25	$17,623	$19,708
8/25	$17,982	$20,548
9/25	$18,499	$20,942
10/25	$18,420	$21,188
11/25	$18,409	$21,320
12/25	$18,658	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Shares	25.54%	5.01%	6.44%
MSCI EAFE Index	31.22%	8.92%	8.18%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,532,571,135
# of Portfolio Holdings	67
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,505,885

Top 10 Holdings (% of Net Assets)

ASML Holding NV	3.3%
Societe Generale SA	3.1%
Piraeus Bank SA	2.9%
Bank Leumi Le-Israel BM	2.9%
Banco Santander SA	2.6%
RELX PLC	2.3%
Element Fleet Management Corp.	2.1%
Unilever PLC	2.1%
MTU Aero Engines AG	2.0%
Weir Group PLC	2.0%

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.4%
Information Technology	11.3%
Consumer Staples	9.1%
Health Care	8.2%
Consumer Discretionary	8.1%
Utilities	4.9%
Materials	4.7%
Communication Services	3.5%
Other (includes short-term investments)	4.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Strategic Equity Portfolio

RLITX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$95	0.84%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality has significantly underperformed.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Overweight exposure to the information technology sector detracted from performance as did stock selection in the healthcare sector (Novo Nordisk).

  Overweight exposure and stock selection in the financials sector, particularly banks, helped performance (Bank Leumi, Phoenix Financial, Piraeus Bank, Societe Generale). Underweight exposures to the health care and energy sectors helped along with stock selection in information technology (software & services).

  Underweight exposure to Japan and UK helped performance.

Portfolio Performance

	R6 Shares	MSCI EAFE Index
12/15	$1,000,000	$1,000,000
01/16	$949,025	$927,686
02/16	$936,282	$910,690
03/16	$997,001	$969,946
04/16	$1,003,748	$998,027
05/16	$1,005,247	$988,961
06/16	$984,258	$955,763
07/16	$1,008,246	$1,004,202
08/16	$996,252	$1,004,915
09/16	$1,005,997	$1,017,260
10/16	$967,766	$996,451
11/16	$935,532	$976,606
12/16	$948,324	$1,010,000
01/17	$971,175	$1,039,298
02/17	$978,030	$1,054,159
03/17	$1,002,405	$1,083,179
04/17	$1,038,205	$1,110,741
05/17	$1,083,146	$1,151,509
06/17	$1,080,861	$1,149,472
07/17	$1,122,755	$1,182,630
08/17	$1,121,231	$1,182,184
09/17	$1,142,559	$1,211,598
10/17	$1,163,125	$1,229,996
11/17	$1,184,453	$1,242,898
12/17	$1,212,137	$1,262,847
01/18	$1,290,065	$1,326,190
02/18	$1,236,827	$1,266,332
03/18	$1,239,913	$1,243,507
04/18	$1,239,142	$1,271,900
05/18	$1,236,827	$1,243,310
06/18	$1,214,451	$1,228,121
07/18	$1,230,654	$1,258,351
08/18	$1,218,526	$1,234,050
09/18	$1,229,330	$1,244,761
10/18	$1,126,693	$1,145,688
11/18	$1,141,356	$1,144,245
12/18	$1,086,731	$1,088,699
01/19	$1,160,864	$1,160,248
02/19	$1,198,774	$1,189,824
03/19	$1,212,252	$1,197,327
04/19	$1,247,634	$1,230,984
05/19	$1,189,507	$1,171,864
06/19	$1,255,216	$1,241,385
07/19	$1,230,786	$1,225,623
08/19	$1,210,896	$1,193,872
09/19	$1,235,367	$1,228,084
10/19	$1,258,151	$1,272,209
11/19	$1,275,871	$1,286,551
12/19	$1,320,770	$1,328,364
01/20	$1,301,889	$1,300,614
02/20	$1,202,338	$1,183,039
03/20	$1,006,669	$1,025,138
04/20	$1,077,041	$1,091,362
05/20	$1,131,108	$1,138,891
06/20	$1,168,868	$1,177,670
07/20	$1,213,495	$1,205,122
08/20	$1,286,745	$1,267,078
09/20	$1,246,346	$1,234,156
10/20	$1,204,228	$1,184,876
11/20	$1,392,470	$1,368,547
12/20	$1,461,306	$1,432,179
01/21	$1,422,280	$1,416,921
02/21	$1,458,705	$1,448,702
03/21	$1,501,200	$1,482,012
04/21	$1,567,977	$1,526,606
05/21	$1,611,340	$1,576,390
06/21	$1,570,579	$1,558,650
07/21	$1,582,721	$1,570,386
08/21	$1,622,973	$1,598,086
09/21	$1,560,451	$1,551,708
10/21	$1,594,317	$1,589,873
11/21	$1,494,455	$1,515,874
12/21	$1,547,898	$1,593,493
01/22	$1,491,198	$1,516,489
02/22	$1,448,673	$1,489,675
03/22	$1,417,489	$1,499,250
04/22	$1,334,329	$1,402,257
05/22	$1,363,624	$1,412,769
06/22	$1,252,115	$1,281,682
07/22	$1,317,319	$1,345,548
08/22	$1,236,050	$1,281,641
09/22	$1,124,541	$1,161,748
10/22	$1,202,030	$1,224,220
11/22	$1,325,824	$1,362,111
12/22	$1,286,825	$1,363,206
01/23	$1,383,600	$1,473,594
02/23	$1,341,440	$1,442,845
03/23	$1,387,433	$1,478,605
04/23	$1,393,182	$1,520,350
05/23	$1,377,851	$1,456,012
06/23	$1,441,090	$1,522,274
07/23	$1,456,421	$1,571,530
08/23	$1,407,928	$1,511,321
09/23	$1,347,506	$1,459,698
10/23	$1,296,675	$1,400,519
11/23	$1,428,069	$1,530,512
12/23	$1,506,129	$1,611,827
01/24	$1,495,434	$1,621,102
02/24	$1,562,524	$1,650,776
03/24	$1,592,666	$1,705,069
04/24	$1,516,825	$1,661,404
05/24	$1,576,137	$1,725,759
06/24	$1,542,105	$1,697,899
07/24	$1,593,639	$1,747,709
08/24	$1,641,801	$1,804,538
09/24	$1,628,168	$1,821,202
10/24	$1,532,737	$1,722,163
11/24	$1,544,422	$1,712,392
12/24	$1,486,601	$1,673,449
01/25	$1,561,593	$1,761,392
02/25	$1,586,958	$1,795,551
03/25	$1,562,696	$1,788,307
04/25	$1,620,042	$1,870,221
05/25	$1,714,885	$1,955,789
06/25	$1,777,745	$1,998,882
07/25	$1,762,306	$1,970,824
08/25	$1,799,323	$2,054,845
09/25	$1,850,892	$2,094,172
10/25	$1,841,924	$2,118,807
11/25	$1,840,803	$2,131,963
12/25	$1,865,698	$2,195,920

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
R6 Shares	25.50%	5.01%	6.43%
MSCI EAFE Index	31.22%	8.92%	8.18%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$1,532,571,135
# of Portfolio Holdings	67
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,505,885

Top 10 Holdings (% of Net Assets)

ASML Holding NV	3.3%
Societe Generale SA	3.1%
Piraeus Bank SA	2.9%
Bank Leumi Le-Israel BM	2.9%
Banco Santander SA	2.6%
RELX PLC	2.3%
Element Fleet Management Corp.	2.1%
Unilever PLC	2.1%
MTU Aero Engines AG	2.0%
Weir Group PLC	2.0%

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.4%
Information Technology	11.3%
Consumer Staples	9.1%
Health Care	8.2%
Consumer Discretionary	8.1%
Utilities	4.9%
Materials	4.7%
Communication Services	3.5%
Other (includes short-term investments)	4.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Real Assets Portfolio

RALIX: Institutional Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.80%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s allocation to commodities was the top contributor to performance, outperforming Real Estate and Infrastructure, primarily due to overweight precious metals exposure, as silver and gold surged dramatically during the year coinciding with falling real rates and global risk hedging.

  Overweight exposure to industrial metals helped significantly.

  Infrastructure stocks contributed to performance in 2025. Construction and engineering companies Ferrovial and VINCI were among the top contributors.

  Real estate performance was the lowest of the three categories but still contributed in the year. Top contributors were health care real estate investment trust (REIT) Welltower and industrial REIT Prologis.

  The Portfolio’s investment in agriculture detracted in 2025 due to strong global supply conditions.

  Electric utilities company Edison International and midstream energy company Energy Transfer hurt performance.

  Health care REIT Alexandria Real Estate and data center REIT Equinix detracted from returns.

  The Portfolio used futures, total return swaps and natural resource equities to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the period.

Portfolio Performance

	Institutional Shares	MSCI World Index	Real Assets Blend Index
12/16	$10,000	$10,000	$10,000
12/16	$10,000	$10,000	$10,000
1/17	$10,070	$10,000	$10,000
2/17	$10,280	$10,277	$10,209
3/17	$10,305	$10,387	$10,169
4/17	$10,396	$10,541	$10,215
5/17	$10,516	$10,764	$10,377
6/17	$10,451	$10,805	$10,379
7/17	$10,561	$11,064	$10,610
8/17	$10,621	$11,079	$10,723
9/17	$10,621	$11,328	$10,673
10/17	$10,752	$11,542	$10,796
11/17	$10,913	$11,792	$10,954
12/17	$10,990	$11,952	$11,089
1/18	$11,092	$12,583	$11,217
2/18	$10,693	$12,061	$10,686
3/18	$10,723	$11,798	$10,815
4/18	$10,888	$11,934	$11,029
5/18	$10,908	$12,009	$11,135
6/18	$10,888	$12,003	$11,104
7/18	$10,981	$12,378	$11,133
8/18	$10,952	$12,531	$11,046
9/18	$10,952	$12,601	$11,019
10/18	$10,558	$11,676	$10,672
11/18	$10,641	$11,808	$10,938
12/18	$10,160	$10,910	$10,348
1/19	$10,742	$11,759	$11,213
2/19	$10,937	$12,113	$11,339
3/19	$11,044	$12,272	$11,612
4/19	$11,152	$12,707	$11,576
5/19	$10,958	$11,974	$11,406
6/19	$11,271	$12,763	$11,721
7/19	$11,293	$12,826	$11,689
8/19	$11,305	$12,564	$11,689
9/19	$11,446	$12,831	$11,879
10/19	$11,576	$13,158	$12,086
11/19	$11,544	$13,524	$11,905
12/19	$11,793	$13,929	$12,332
1/20	$11,782	$13,845	$12,108
2/20	$11,230	$12,674	$11,285
3/20	$9,931	$10,997	$9,480
4/20	$10,363	$12,198	$9,906
5/20	$10,617	$12,788	$10,211
6/20	$10,723	$13,126	$10,330
7/20	$10,989	$13,754	$10,731
8/20	$11,260	$14,673	$11,117
9/20	$10,993	$14,166	$10,825
10/20	$10,881	$13,732	$10,681
11/20	$11,628	$15,488	$11,548
12/20	$11,865	$16,144	$11,888
1/21	$11,716	$15,984	$11,906
2/21	$12,049	$16,393	$12,272
3/21	$12,324	$16,939	$12,588
4/21	$13,083	$17,727	$13,329
5/21	$13,348	$17,983	$13,571
6/21	$13,463	$18,251	$13,646
7/21	$13,727	$18,578	$13,919
8/21	$13,785	$19,040	$14,060
9/21	$13,707	$18,249	$13,862
10/21	$14,285	$19,283	$14,459
11/21	$13,973	$18,861	$13,816
12/21	$14,428	$19,667	$14,601
1/22	$14,428	$18,626	$14,619
2/22	$14,505	$18,155	$14,787
3/22	$15,407	$18,653	$15,755
4/22	$15,368	$17,104	$15,487
5/22	$15,342	$17,117	$15,449
6/22	$13,876	$15,634	$14,136
7/22	$14,731	$16,875	$14,921
8/22	$14,333	$16,170	$14,484
9/22	$12,810	$14,667	$12,898
10/22	$13,215	$15,720	$13,226
11/22	$13,790	$16,813	$14,056
12/22	$13,209	$16,099	$13,687
1/23	$13,790	$17,238	$14,230
2/23	$13,236	$16,824	$13,543
3/23	$13,231	$17,343	$13,505
4/23	$13,342	$17,647	$13,650
5/23	$12,785	$17,471	$12,924
6/23	$13,180	$18,528	$13,402
7/23	$13,601	$19,150	$13,934
8/23	$13,278	$18,693	$13,524
9/23	$12,817	$17,886	$13,000
10/23	$12,634	$17,367	$12,796
11/23	$13,365	$18,996	$13,569
12/23	$13,795	$19,928	$14,024
1/24	$13,495	$20,167	$13,716
2/24	$13,524	$21,022	$13,667
3/24	$13,913	$21,698	$14,100
4/24	$13,597	$20,892	$13,803
5/24	$14,043	$21,825	$14,249
6/24	$14,012	$22,269	$14,105
7/24	$14,417	$22,661	$14,506
8/24	$14,939	$23,260	$14,994
9/24	$15,506	$23,686	$15,563
10/24	$15,054	$23,216	$15,064
11/24	$15,419	$24,282	$15,361
12/24	$14,609	$23,649	$14,740
1/25	$14,962	$24,484	$15,083
2/25	$15,345	$24,307	$15,379
3/25	$15,576	$23,225	$15,605
4/25	$15,516	$23,432	$15,576
5/25	$15,591	$24,819	$15,738
6/25	$15,902	$25,890	$15,998
7/25	$15,902	$26,223	$15,901
8/25	$16,233	$26,907	$16,272
9/25	$16,519	$27,772	$16,526
10/25	$16,442	$28,328	$16,531
11/25	$17,057	$28,408	$16,993
12/25	$17,063	$28,638	$16,849

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	16.80%	7.54%	6.11%
MSCI World Index	21.09%	12.15%	12.70%
Real Assets Blend Index	14.31%	7.23%	6.09%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$5,761,742
# of Portfolio Holdings	194
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Prologis, Inc.	2.3%
Crown Castle, Inc.	2.0%
Welltower, Inc.	1.8%
American Tower Corp.	1.8%
SBA Communications Corp.	1.6%
iShares Silver Trust	1.6%
Simon Property Group, Inc.	1.5%
Ameren Corp.	1.3%
Vinci SA	1.2%
SSE PLC	1.1%

Sector Allocation (% of Net Assets)

Real Estate	40.5%
Utilities	17.7%
Industrials	8.7%
Energy	7.0%
Materials	5.0%
Exchange-Traded Funds	2.7%
Other (includes short-term investments)	18.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Real Assets Portfolio

RALOX: Open Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$114	1.05%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s allocation to commodities was the top contributor to performance, outperforming Real Estate and Infrastructure, primarily due to overweight precious metals exposure, as silver and gold surged dramatically during the year coinciding with falling real rates and global risk hedging.

  Overweight exposure to industrial metals helped significantly.

  Infrastructure stocks contributed to performance in 2025. Construction and engineering companies Ferrovial and VINCI were among the top contributors.

  Real estate performance was the lowest of the three categories but still contributed in the year. Top contributors were health care real estate investment trust (REIT) Welltower and industrial REIT Prologis.

  The Portfolio’s investment in agriculture detracted in 2025 due to strong global supply conditions.

  Electric utilities company Edison International and midstream energy company Energy Transfer hurt performance.

  Health care REIT Alexandria Real Estate and data center REIT Equinix detracted from returns.

  The Portfolio used futures, total return swaps and natural resource equities to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the period.

Portfolio Performance

	Open Shares	MSCI World Index	Real Assets Blend Index
1/17	$10,000	$10,000	$10,000
1/17	$10,030	$10,000	$10,000
2/17	$10,239	$10,277	$10,209
3/17	$10,259	$10,387	$10,169
4/17	$10,349	$10,541	$10,215
5/17	$10,469	$10,764	$10,377
6/17	$10,407	$10,805	$10,379
7/17	$10,507	$11,064	$10,610
8/17	$10,567	$11,079	$10,723
9/17	$10,567	$11,328	$10,673
10/17	$10,698	$11,542	$10,796
11/17	$10,848	$11,792	$10,954
12/17	$10,928	$11,952	$11,089
1/18	$11,030	$12,583	$11,217
2/18	$10,621	$12,061	$10,686
3/18	$10,656	$11,798	$10,815
4/18	$10,819	$11,934	$11,029
5/18	$10,840	$12,009	$11,135
6/18	$10,813	$12,003	$11,104
7/18	$10,905	$12,378	$11,133
8/18	$10,867	$12,531	$11,046
9/18	$10,860	$12,601	$11,019
10/18	$10,469	$11,676	$10,672
11/18	$10,551	$11,808	$10,938
12/18	$10,077	$10,910	$10,348
1/19	$10,655	$11,759	$11,213
2/19	$10,837	$12,113	$11,339
3/19	$10,948	$12,272	$11,612
4/19	$11,045	$12,707	$11,576
5/19	$10,852	$11,974	$11,406
6/19	$11,156	$12,763	$11,721
7/19	$11,177	$12,826	$11,689
8/19	$11,189	$12,564	$11,689
9/19	$11,322	$12,831	$11,879
10/19	$11,452	$13,158	$12,086
11/19	$11,419	$13,524	$11,905
12/19	$11,669	$13,929	$12,332
1/20	$11,658	$13,845	$12,108
2/20	$11,101	$12,674	$11,285
3/20	$9,829	$10,997	$9,480
4/20	$10,234	$12,198	$9,906
5/20	$10,486	$12,788	$10,211
6/20	$10,594	$13,126	$10,330
7/20	$10,858	$13,754	$10,731
8/20	$11,115	$14,673	$11,117
9/20	$10,855	$14,166	$10,825
10/20	$10,745	$13,732	$10,681
11/20	$11,472	$15,488	$11,548
12/20	$11,707	$16,144	$11,888
1/21	$11,549	$15,984	$11,906
2/21	$11,877	$16,393	$12,272
3/21	$12,153	$16,939	$12,588
4/21	$12,901	$17,727	$13,329
5/21	$13,150	$17,983	$13,571
6/21	$13,278	$18,251	$13,646
7/21	$13,516	$18,578	$13,919
8/21	$13,584	$19,040	$14,060
9/21	$13,499	$18,249	$13,862
10/21	$14,057	$19,283	$14,459
11/21	$13,761	$18,861	$13,816
12/21	$14,198	$19,667	$14,601
1/22	$14,198	$18,626	$14,619
2/22	$14,274	$18,155	$14,787
3/22	$15,165	$18,653	$15,755
4/22	$15,114	$17,104	$15,487
5/22	$15,076	$17,117	$15,449
6/22	$13,639	$15,634	$14,136
7/22	$14,466	$16,875	$14,921
8/22	$14,088	$16,170	$14,484
9/22	$12,584	$14,667	$12,898
10/22	$12,981	$15,720	$13,226
11/22	$13,545	$16,813	$14,056
12/22	$12,966	$16,099	$13,687
1/23	$13,522	$17,238	$14,230
2/23	$12,993	$16,824	$13,543
3/23	$12,979	$17,343	$13,505
4/23	$13,075	$17,647	$13,650
5/23	$12,542	$17,471	$12,924
6/23	$12,935	$18,528	$13,402
7/23	$13,334	$19,150	$13,934
8/23	$13,018	$18,693	$13,524
9/23	$12,557	$17,886	$13,000
10/23	$12,379	$17,367	$12,796
11/23	$13,080	$18,996	$13,569
12/23	$13,506	$19,928	$14,024
1/24	$13,199	$20,167	$13,716
2/24	$13,227	$21,022	$13,667
3/24	$13,613	$21,698	$14,100
4/24	$13,304	$20,892	$13,803
5/24	$13,739	$21,825	$14,249
6/24	$13,686	$22,269	$14,105
7/24	$14,083	$22,661	$14,506
8/24	$14,606	$23,260	$14,994
9/24	$15,151	$23,686	$15,563
10/24	$14,710	$23,216	$15,064
11/24	$15,066	$24,282	$15,361
12/24	$14,266	$23,649	$14,740
1/25	$14,610	$24,484	$15,083
2/25	$14,983	$24,307	$15,379
3/25	$15,199	$23,225	$15,605
4/25	$15,141	$23,432	$15,576
5/25	$15,213	$24,819	$15,738
6/25	$15,507	$25,890	$15,998
7/25	$15,507	$26,223	$15,901
8/25	$15,830	$26,907	$16,272
9/25	$16,093	$27,772	$16,526
10/25	$16,033	$28,328	$16,531
11/25	$16,617	$28,408	$16,993
12/25	$16,611	$28,638	$16,849

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 1/9/17
Open Shares	16.44%	7.25%	5.82%
MSCI World Index	21.09%	12.15%	12.54%
Real Assets Blend Index	14.31%	7.23%	6.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$5,761,742
# of Portfolio Holdings	194
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Prologis, Inc.	2.3%
Crown Castle, Inc.	2.0%
Welltower, Inc.	1.8%
American Tower Corp.	1.8%
SBA Communications Corp.	1.6%
iShares Silver Trust	1.6%
Simon Property Group, Inc.	1.5%
Ameren Corp.	1.3%
Vinci SA	1.2%
SSE PLC	1.1%

Sector Allocation (% of Net Assets)

Real Estate	40.5%
Utilities	17.7%
Industrials	8.7%
Energy	7.0%
Materials	5.0%
Exchange-Traded Funds	2.7%
Other (includes short-term investments)	18.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Real Assets Portfolio

RALYX: R6 Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$81	0.75%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s allocation to commodities was the top contributor to performance, outperforming Real Estate and Infrastructure, primarily due to overweight precious metals exposure, as silver and gold surged dramatically during the year coinciding with falling real rates and global risk hedging.

  Overweight exposure to industrial metals helped significantly.

  Infrastructure stocks contributed to performance in 2025. Construction and engineering companies Ferrovial and VINCI were among the top contributors.

  Real estate performance was the lowest of the three categories but still contributed in the year. Top contributors were health care real estate investment trust (REIT) Welltower and industrial REIT Prologis.

  The Portfolio’s investment in agriculture detracted in 2025 due to strong global supply conditions.

  Electric utilities company Edison International and midstream energy company Energy Transfer hurt performance.

  Health care REIT Alexandria Real Estate and data center REIT Equinix detracted from returns.

  The Portfolio used futures, total return swaps and natural resource equities to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the period.

Portfolio Performance

	R6 Shares	MSCI World Index	Real Assets Blend Index
07/22	$1,000,000	$1,000,000	$1,000,000
07/22	$1,047,970	$1,000,000	$1,000,000
08/22	$1,020,582	$958,192	$970,692
09/22	$912,281	$869,119	$864,462
10/22	$941,109	$931,533	$886,414
11/22	$982,027	$996,303	$942,052
12/22	$940,774	$953,992	$917,305
01/23	$981,206	$1,021,493	$953,705
02/23	$942,746	$996,938	$907,670
03/23	$942,468	$1,027,743	$905,143
04/23	$950,413	$1,045,759	$914,814
05/23	$910,688	$1,035,319	$866,161
06/23	$938,982	$1,097,932	$898,190
07/23	$968,981	$1,134,815	$933,890
08/23	$945,981	$1,107,709	$906,385
09/23	$913,186	$1,059,924	$871,250
10/23	$900,169	$1,029,170	$857,568
11/23	$951,235	$1,125,656	$909,387
12/23	$982,016	$1,180,920	$939,916
01/24	$960,668	$1,195,091	$919,243
02/24	$963,718	$1,245,760	$915,983
03/24	$991,581	$1,285,793	$944,990
04/24	$969,045	$1,238,032	$925,075
05/24	$1,000,801	$1,293,313	$954,969
06/24	$998,720	$1,319,629	$945,341
07/24	$1,027,638	$1,342,884	$972,225
08/24	$1,064,819	$1,378,377	$1,004,935
09/24	$1,106,419	$1,403,621	$1,043,014
10/24	$1,073,174	$1,375,777	$1,009,597
11/24	$1,099,147	$1,438,907	$1,029,521
12/24	$1,042,568	$1,401,408	$987,884
01/25	$1,067,740	$1,450,862	$1,010,873
02/25	$1,095,011	$1,440,420	$1,030,679
03/25	$1,110,566	$1,376,292	$1,045,839
04/25	$1,106,327	$1,388,523	$1,043,915
05/25	$1,112,686	$1,470,712	$1,054,766
06/25	$1,133,957	$1,534,178	$1,072,217
07/25	$1,135,031	$1,553,927	$1,065,667
08/25	$1,157,581	$1,594,461	$1,090,570
09/25	$1,177,937	$1,645,717	$1,107,571
10/25	$1,173,554	$1,678,673	$1,107,903
11/25	$1,216,288	$1,683,415	$1,138,852
12/25	$1,216,849	$1,697,022	$1,129,258

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 7/22/22
R6 Shares	16.72%	5.86%
MSCI World Index	21.09%	17.83%
Real Assets Blend Index	14.31%	4.88%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$5,761,742
# of Portfolio Holdings	194
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Prologis, Inc.	2.3%
Crown Castle, Inc.	2.0%
Welltower, Inc.	1.8%
American Tower Corp.	1.8%
SBA Communications Corp.	1.6%
iShares Silver Trust	1.6%
Simon Property Group, Inc.	1.5%
Ameren Corp.	1.3%
Vinci SA	1.2%
SSE PLC	1.1%

Sector Allocation (% of Net Assets)

Real Estate	40.5%
Utilities	17.7%
Industrials	8.7%
Energy	7.0%
Materials	5.0%
Exchange-Traded Funds	2.7%
Other (includes short-term investments)	18.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “CEO/CFO Code of Ethics”). The Registrant has posted its CEO/CFO Code of Ethics on its Internet website at https://www.lazardassetmanagement.com/codeofethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors (the “Board”) has determined that Robert M. Solmson and Nancy A. Eckl, members of the Audit Committee of the Board, are audit committee financial experts as defined by the Securities and Exchange Commission (the “SEC”). Mr. Solmson and Ms. Eckl are “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $974,928 in 2024 and $852,400 in 2025 (plus expenses in each case).

(b) Audit-Related Fees. There were no fees billed in the Reporting Periods by the Auditor to the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services provided by the Auditor to Lazard Asset Management LLC, the Registrant’s investment manager (“Lazard”) and any entity controlling, controlled by or under common control with Lazard that provides ongoing services to the Registrant (“Service Affiliates”) that were reasonably related to the performance of the annual audit of the Service Affiliate which required pre-approval by the Audit Committee were $1,294,787 in 2024 and $1,504,598 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods by the Auditor to the Registrant for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $173,646 in 2024 and $163,381 in 2025. These Tax Services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. Additionally, the aggregate fees billed related to European Union tax reclaim filing services rendered by the Auditor were $303,065 in 2024 and $319,272 in 2025.

The aggregate fees billed in the Reporting Periods for Tax Services provided by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(d) All Other Fees. There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above.

There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above, which required pre-approval by the Audit Committee.

(e) Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures (the “Policy”) for pre-approval of the Auditor’s engagements for services to the Registrant and Service Affiliates. The Policy states that the Registrant’s Audit Committee or the Chair of the Audit Committee (pursuant to delegated authority from the Audit Committee) pre-approves the Auditor’s engagements for audit and non-audit services to the Registrant and, as required, non-audit services to Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor’s independence. The Audit Committee Chair must report any pre-approval decisions he or she makes at the next scheduled Audit Committee meeting. There were no services provided by the Auditor to either the Registrant or Service Affiliates that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Reporting Periods.

(f) None.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and Service Affiliates for the Reporting Periods were $472,450 in 2024 and $488,256 in 2025.

(h) Auditor Independence. The Audit Committee considered whether provision of non-audit services to Service Affiliates that were not required to be pre-approved is compatible with maintaining the Auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Funds

Annual Financial Statements

December 31, 2025

Equity Funds

Lazard Developing Markets Equity Portfolio

Lazard Emerging Markets Equity Advantage Portfolio

Lazard Emerging Markets Equity Portfolio

Lazard Equity Franchise Portfolio

Lazard Global Listed Infrastructure Portfolio

Lazard Global Small Cap Equity Portfolio

Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard International Quality Growth Portfolio

Lazard International Strategic Equity Portfolio

Lazard US Equity Concentrated Portfolio

Lazard US Equity Focus Portfolio

Lazard US Small Cap Equity Select Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Developing Markets Equity Portfolio
6	Lazard Emerging Markets Equity Advantage Portfolio
16	Lazard Emerging Markets Equity Portfolio
21	Lazard Equity Franchise Portfolio
24	Lazard Global Listed Infrastructure Portfolio
28	Lazard Global Small Cap Equity Portfolio
32	Lazard International Equity Portfolio
37	Lazard International Equity Select Portfolio
42	Lazard International Quality Growth Portfolio
46	Lazard International Strategic Equity Portfolio
50	Lazard US Equity Concentrated Portfolio
52	Lazard US Equity Focus Portfolio
55	Lazard US Small Cap Equity Select Portfolio
60	Abbreviations (N-CSR Item 7)
62	Statements of Assets and Liabilities (N-CSR Item 7)
68	Statements of Operations (N-CSR Item 7)
72	Statements of Changes in Net Assets (N-CSR Item 7)
90	Financial Highlights (N-CSR Item 7)
124	Notes to Financial Statements (N-CSR Item 7)
162	Report of Independent Registered Public Accounting Firm
164	Tax and Other Information (unaudited)
169	Additional Information (unaudited) (N-CSR Item 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Annual Financial Statements   1

The Lazard Funds, Inc. Portfolios of Investments

December 31, 2025

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 99.8%

Brazil | 7.2%
MercadoLibre, Inc. (*)	403	$811,747
Orizon Valorizacao de Residuos SA (*)	72,700	924,627
Pagseguro Digital Ltd., Class A	120,295	1,159,644
PRIO SA (*)	153,300	1,153,690
Rede D’Or Sao Luiz SA (#)	201,000	1,488,410
TOTVS SA	244,200	1,860,565
		7,398,683

China | 26.0%
Alibaba Group Holding Ltd.	226,500	4,145,267
BYD Co. Ltd., Class H	48,300	588,148
Contemporary Amperex Technology Co. Ltd., Class A	22,900	1,198,866
Foxconn Industrial Internet Co. Ltd., Class A	155,500	1,371,857
Fuyao Glass Industry Group Co. Ltd., Class H (#)	123,600	1,065,739
Lenovo Group Ltd.	1,306,000	1,548,589
Minth Group Ltd.	376,000	1,526,343
OmniVision Integrated Circuits Group, Inc.	65,500	1,177,355
Ping An Insurance Group Co. of China Ltd., Class H	186,500	1,568,808
Shenzhen Inovance Technology Co. Ltd., Class A	105,590	1,135,796
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	20,400	555,980
Sungrow Power Supply Co. Ltd., Class A	61,788	1,505,193
Tencent Holdings Ltd.	77,700	5,953,936
Trip.com Group Ltd.	16,450	1,180,019
Xiaomi Corp., Class B (#), (*)	290,800	1,467,685
Yadea Group Holdings Ltd. (#)	604,000	881,300
		26,870,881

Greece | 0.8%
Public Power Corp. SA	39,969	854,664

The accompanying notes are an integral part of these financial statements.

2   Annual Financial Statements

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

India | 11.8%
Amber Enterprises India Ltd. (*)	8,291	$589,308
Bajaj Finance Ltd.	132,118	1,450,649
Bharti Airtel Ltd.	50,915	1,194,421
HDFC Bank Ltd. ADR	76,156	2,782,740
ICICI Bank Ltd. ADR	65,849	1,962,300
MakeMyTrip Ltd. (*)	9,292	763,059
Mphasis Ltd.	30,840	960,560
Reliance Industries Ltd.	73,293	1,279,298
UPL Ltd.	136,516	1,207,904
		12,190,239

Indonesia | 2.8%
Bank Central Asia Tbk. PT	2,535,100	1,223,684
Bank Rakyat Indonesia Persero Tbk. PT	7,494,149	1,644,715
		2,868,399

Mexico | 2.6%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	37,035	972,916
Grupo Financiero Banorte SAB de CV, Class O	183,257	1,698,899
		2,671,815

Peru | 1.2%
Credicorp Ltd.	4,406	1,264,522

Philippines | 2.1%
BDO Unibank, Inc.	467,146	1,065,061
International Container Terminal Services, Inc.	119,229	1,143,198
		2,208,259

Poland | 2.5%
Allegro.eu SA (#), (*)	112,929	972,947
Benefit Systems SA (*)	1,077	1,052,753
InPost SA (*)	46,320	567,362
		2,593,062

Portugal | 0.8%
Jeronimo Martins SGPS SA	35,703	850,458

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   3

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

Singapore | 0.7%
Sea Ltd. ADR (*)	5,848	$746,029

South Africa | 4.0%
Capitec Bank Holdings Ltd.	8,327	2,091,062
Standard Bank Group Ltd.	117,860	2,071,088
		4,162,150

South Korea | 12.2%
Hanwha Aerospace Co. Ltd.	1,125	731,932
Samsung Electronics Co. Ltd.	88,852	7,405,307
Silicon2 Co. Ltd. (*)	25,440	679,409
SK Hynix, Inc.	8,302	3,759,357
		12,576,005

Taiwan | 22.3%
ASE Technology Holding Co. Ltd.	305,289	2,420,192
Bizlink Holding, Inc.	30,622	1,461,419
King Yuan Electronics Co. Ltd.	187,000	1,472,974
Lotes Co. Ltd.	23,687	971,409
MediaTek, Inc.	36,000	1,631,217
RichWave Technology Corp.	174,000	692,834
Sercomm Corp.	223,000	563,292
Taiwan Semiconductor Manufacturing Co. Ltd.	284,000	13,874,359
		23,087,696

Turkey | 0.9%
BIM Birlesik Magazalar AS	72,392	906,538

United States | 1.9%
EPAM Systems, Inc. (*)	3,480	712,982
SharkNinja, Inc. (*)	11,321	1,266,820
		1,979,802

Total Common Stocks (Cost $57,111,441)		103,229,202

The accompanying notes are an integral part of these financial statements.

4   Annual Financial Statements

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (concluded)

Short-Term Investments | 0.5%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $561,282)	561,282	$561,282

Total Investments | 100.3% (Cost $57,672,723)		$103,790,484

Liabilities in Excess of Cash and Other Assets | (0.3)%		(285,265)

Net Assets | 100.0%		$103,505,219

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 5.7% of net assets of the Portfolio.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   5

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 97.4%

Australia | 0.4%
Anglogold Ashanti PLC	31,871	$2,717,959

Brazil | 1.0%
Cogna Educacao SA	2,047,870	1,176,798
Telefonica Brasil SA	195,360	1,165,681
TOTVS SA	193,100	1,471,234
Vale SA	214,300	2,801,971
		6,615,684

Chile | 0.2%
Latam Airlines Group SA ADR	31,860	1,720,759

China | 27.5%
Alibaba Group Holding Ltd.	1,163,100	21,286,356
Atour Lifestyle Holdings Ltd. ADR	24,601	969,279
Bank of China Ltd., Class H	4,617,000	2,639,439
Bank of Ningbo Co. Ltd., Class A	301,800	1,213,062
Bank of Shanghai Co. Ltd., Class A	2,841,056	4,106,057
Bilibili, Inc., Class Z (*)	38,100	940,023
BOC Aviation Ltd. (#)	126,300	1,180,584
BYD Co. Ltd., Class H	188,300	2,292,923
China Construction Bank Corp., Class H	1,528,000	1,505,899
China Everbright Bank Co. Ltd., Class H	9,715,000	4,539,805
China Hongqiao Group Ltd.	605,500	2,516,139
China Nonferrous Mining Corp. Ltd.	629,000	1,181,916
China Overseas Land & Investment Ltd.	424,000	665,742
China Pacific Insurance Group Co. Ltd., Class H	425,600	1,916,810
China Resources Beer Holdings Co. Ltd.	205,000	688,672
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,909,000	3,875,720
CITIC Ltd.	1,000,000	1,545,390
CITIC Securities Co. Ltd., Class H	196,500	688,998
Contemporary Amperex Technology Co. Ltd., Class A	36,180	1,894,104
FinVolution Group ADR	145,000	758,350

The accompanying notes are an integral part of these financial statements.

6   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

H World Group Ltd. ADR	48,607	$2,286,959
Haier Smart Home Co. Ltd., Class H	523,400	1,626,558
Henan Yuneng Holdings Co. Ltd., Class A (*)	1,013,500	752,992
Hithink RoyalFlush Information Network Co. Ltd., Class A	18,400	845,645
Huaneng Power International, Inc., Class H	1,880,000	1,382,998
Huaxia Bank Co. Ltd., Class A	1,987,100	1,953,379
Industrial & Commercial Bank of China Ltd., Class H	1,674,000	1,356,399
Innovent Biologics, Inc. (#), (*)	142,000	1,383,788
JD Health International, Inc. (#), (*)	101,150	718,591
JD Logistics, Inc. (#), (*)	1,084,600	1,585,182
JD.com, Inc., Class A	249,954	3,585,720
JF SmartInvest Holdings Ltd.	192,700	1,215,718
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	145,600	1,330,304
Jointo Energy Investment Co. Ltd. Hebei, Class A	689,900	841,605
Kanzhun Ltd. ADR	78,526	1,600,360
Kingsoft Corp. Ltd.	350,400	1,280,452
Kuaishou Technology (#)	375,600	3,061,322
Lianhe Chemical Technology Co. Ltd., Class A	465,000	890,403
Loncin Motor Co. Ltd., Class A	647,000	1,489,166
Meitu, Inc. (#)	1,120,500	1,003,336
Meituan, Class B (#), (*)	115,570	1,525,024
Midea Group Co. Ltd., Class A	428,500	4,790,475
Mixue Group, Class H	14,300	751,842
NetEase, Inc.	181,200	4,986,457
New China Life Insurance Co. Ltd., Class H	364,400	2,531,837
PDD Holdings, Inc. ADR (*)	55,083	6,245,861
People’s Insurance Co. Group of China Ltd., Class H	3,286,000	2,840,151
PetroChina Co. Ltd., Class H	2,126,000	2,284,160
PICC Property & Casualty Co. Ltd., Class H	576,000	1,207,646
Ping An Insurance Group Co. of China Ltd., Class H	1,353,000	11,381,219
Pop Mart International Group Ltd. (#)	151,200	3,628,172
Qfin Holdings, Inc. ADR	40,954	789,184
Shanghai Huace Navigation Technology Ltd., Class A	155,240	775,568
Shenzhou International Group Holdings Ltd.	98,200	767,408
Sino Biopharmaceutical Ltd.	1,100,000	871,406

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	1,195,500	$1,187,818
Sunshine Insurance Group Co. Ltd., Class H	1,600,500	795,709
Tencent Holdings Ltd.	402,600	30,850,126
Tencent Music Entertainment Group ADR	64,618	1,132,754
Trip.com Group Ltd. ADR	60,173	4,327,040
Uni-President China Holdings Ltd.	2,279,000	2,380,699
Vipshop Holdings Ltd. ADR	62,569	1,106,846
Wuxi Biologics Cayman, Inc. (#), (*)	188,000	757,122
Xiaomi Corp., Class B (#), (*)	1,029,600	5,196,454
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	134,800	1,364,675
Yutong Bus Co. Ltd., Class A	460,200	2,153,588
Zhejiang NHU Co. Ltd., Class A	368,000	1,324,374
Zijin Mining Group Co. Ltd., Class H	678,000	3,064,597
		187,614,357

Egypt | 0.3%
Commercial International Bank - Egypt (CIB) GDR	1,094,158	2,341,498

Greece | 0.3%
OPAP SA	81,691	1,833,211

Hungary | 1.1%
Magyar Telekom Telecommunications PLC	221,871	1,215,965
OTP Bank Nyrt	56,399	6,042,929
		7,258,894

India | 15.6%
Acutaas Chemicals Ltd.	46,640	884,977
Adani Ports & Special Economic Zone Ltd.	109,016	1,782,807
Ajanta Pharma Ltd.	28,452	876,612
Alkem Laboratories Ltd.	11,356	695,789
Axis Bank Ltd. GDR	32,386	2,242,570
Axis Bank Ltd.	150,581	2,131,543
Bank of Baroda	944,473	3,109,480
Bank of India	591,916	947,402

The accompanying notes are an integral part of these financial statements.

8   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Britannia Industries Ltd.	32,877	$2,205,174
Canara Bank	2,994,869	5,162,139
Cipla Ltd.	163,322	2,744,528
Force Motors Ltd.	7,021	1,608,992
Gillette India Ltd.	9,819	915,073
HCL Technologies Ltd.	158,194	2,857,375
HDFC Bank Ltd. ADR	106,954	3,908,099
HDFC Bank Ltd.	386,197	4,267,495
Hero MotoCorp Ltd.	31,162	1,998,929
Hindalco Industries Ltd.	193,052	1,904,873
Hindustan Aeronautics Ltd.	22,349	1,091,260
Hyundai Motor India Ltd.	103,197	2,638,887
Indian Bank	329,531	3,069,652
Indus Towers Ltd. (*)	800,544	3,731,206
Infosys Ltd.	333,279	5,960,310
JK Cement Ltd.	20,399	1,255,382
Karur Vysya Bank Ltd.	368,293	1,081,174
LIC Housing Finance Ltd.	287,610	1,726,725
Life Insurance Corp. of India	153,046	1,455,722
Lupin Ltd.	29,191	684,267
Marico Ltd.	130,213	1,087,608
Multi Commodity Exchange of India Ltd.	14,674	1,818,481
National Aluminium Co. Ltd.	473,336	1,652,956
Nava Ltd.	171,507	1,083,912
Oberoi Realty Ltd.	69,429	1,290,130
Power Finance Corp. Ltd.	294,095	1,166,216
Reliance Industries Ltd. GDR (#)	34,225	2,395,387
Reliance Industries Ltd.	99,931	1,744,252
Solar Industries India Ltd.	7,103	968,332
South Indian Bank Ltd.	6,655,716	2,838,041
State Bank of India	262,680	2,870,693
State Bank of India GDR	39,260	4,272,154
Sun Pharmaceutical Industries Ltd.	202,056	3,877,225
Tata Consultancy Services Ltd.	22,589	807,517
Tata Motors Ltd./new (*)	698,419	3,228,694
Tata Motors Passenger Vehicles Ltd.	698,419	2,851,499

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   9

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Torrent Pharmaceuticals Ltd.	83,437	$3,573,888
Union Bank of India Ltd.	1,451,464	2,483,366
Vedanta Ltd.	338,194	2,274,488
WAAREE Energies Ltd.	20,986	692,026
Yes Bank Ltd. (*)	3,255,786	782,518
		106,697,825

Indonesia | 1.6%
Bank Central Asia Tbk. PT	1,500,800	724,431
Bank Rakyat Indonesia Persero Tbk. PT	11,822,500	2,594,643
Indofood Sukses Makmur Tbk. PT	2,072,300	841,937
Japfa Comfeed Indonesia Tbk. PT	9,914,600	1,557,503
Solusi Sinergi Digital Tbk. PT	4,371,300	851,782
Sumber Alfaria Trijaya Tbk. PT	6,463,900	765,465
Telkom Indonesia Persero Tbk. PT ADR	51,235	1,078,497
Trimegah Bangun Persada Tbk. PT	22,683,700	1,530,101
Unilever Indonesia Tbk. PT	4,875,800	760,155
		10,704,514

Kuwait | 0.1%
Kuwait Real Estate Co. KSC (*)	753,589	939,846

Malaysia | 1.8%
99 Speed Mart Retail Holdings Bhd.	3,347,300	3,143,453
CIMB Group Holdings Bhd.	1,491,100	3,029,910
KPJ Healthcare Bhd.	1,786,600	1,184,550
Public Bank Bhd.	1,212,900	1,357,156
Sime Darby Bhd.	1,578,200	836,274
Sunway Construction Group Bhd.	863,100	1,204,895
Westports Holdings Bhd.	941,100	1,313,956
		12,070,194

Mexico | 1.6%
Cemex SAB de CV ADR	239,402	2,750,729
Gentera SAB de CV	1,079,896	2,763,382
Grupo Financiero Inbursa SAB de CV, Class O	243,800	589,886
Grupo Mexico SAB de CV Series B	251,800	2,377,540

The accompanying notes are an integral part of these financial statements.

10   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Industrias Penoles SAB de CV (*)	20,600	$1,083,040
Sigma Foods SAB de CV	1,461,300	1,277,294
		10,841,871

Peru | 0.4%
Cia de Minas Buenaventura SAA ADR	40,750	1,134,072
Credicorp Ltd.	4,873	1,398,551
		2,532,623

Philippines | 0.7%
International Container Terminal Services, Inc.	536,260	5,141,797

Poland | 1.4%
Asseco Poland SA	30,284	1,925,476
KGHM Polska Miedz SA (*)	17,924	1,391,715
ORLEN SA	50,866	1,356,206
PGE Polska Grupa Energetyczna SA (*)	847,571	2,072,923
Tauron Polska Energia SA (*)	326,954	785,205
Zabka Group SA (*)	290,261	1,849,230
		9,380,755

Qatar | 0.1%
Gulf International Services QSC	1,251,933	877,837

Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0

Saudi Arabia | 2.3%
Almarai Co. JSC	91,039	1,050,060
Co. for Cooperative Insurance	53,589	1,670,137
Electrical Industries Co.	1,326,347	3,960,567
Etihad Etisalat Co.	241,716	4,250,717
Saudi Arabian Oil Co. (#)	341,604	2,170,380
Saudi Awwal Bank	82,744	713,542
Saudi Electricity Co.	493,616	1,849,175
		15,664,578

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   11

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

South Africa | 2.4%
FirstRand Ltd.	307,315	$1,681,092
Gold Fields Ltd. ADR	131,394	5,736,662
Harmony Gold Mining Co. Ltd. ADR	224,216	4,461,898
Naspers Ltd., N Shares	19,870	1,319,775
Telkom SA SOC Ltd.	398,953	1,423,143
Tiger Brands Ltd.	66,586	1,468,968
		16,091,538

South Korea | 13.8%
CJ CheilJedang Corp.	5,191	747,733
Han Kuk Carbon Co. Ltd.	46,136	950,627
Hana Financial Group, Inc.	45,529	2,969,793
Hanwha Aerospace Co. Ltd.	2,034	1,323,334
HD Hyundai Co. Ltd.	26,127	3,391,003
HD Hyundai Electric Co. Ltd.	4,422	2,379,234
HD Hyundai Heavy Industries Co. Ltd.	4,241	1,491,721
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	12,878	3,640,457
Hyundai Department Store Co. Ltd.	15,456	949,665
Hyundai Mobis Co. Ltd.	7,486	1,939,679
Hyundai Rotem Co. Ltd.	7,660	999,631
Kakao Corp.	32,090	1,329,010
KB Financial Group, Inc.	23,956	2,070,950
Kia Corp.	46,786	3,941,093
Korea Electric Power Corp.	169,798	5,518,857
LG Chem Ltd.	3,560	817,893
LG Electronics, Inc.	12,846	814,865
Meritz Financial Group, Inc.	17,284	1,354,016
Mirae Asset Securities Co. Ltd.	77,607	1,241,336
NAVER Corp.	4,120	690,368
Samsung Electronics Co. Ltd. GDR	15,321	31,619,837
SK Biopharmaceuticals Co. Ltd. (*)	8,735	751,316
SK Hynix, Inc.	39,004	17,662,002
Woori Financial Group, Inc.	291,639	5,675,889
		94,270,309

The accompanying notes are an integral part of these financial statements.

12   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Taiwan | 20.5%
Accton Technology Corp.	90,000	$3,370,986
Arcadyan Technology Corp.	215,000	1,190,618
Asia Vital Components Co. Ltd.	63,000	2,995,878
Asustek Computer, Inc.	95,000	1,647,603
Bizlink Holding, Inc.	20,296	968,616
Charoen Pokphand Enterprise	222,000	929,106
Chunghwa Precision Test Tech Co. Ltd.	26,000	1,868,872
Compeq Manufacturing Co. Ltd.	319,000	945,195
CyberPower Systems, Inc.	110,000	735,669
Daxin Materials Corp.	85,000	931,727
Delta Electronics, Inc.	467,000	14,209,641
E.Sun Financial Holding Co. Ltd.	1,711,000	1,838,628
Eternal Materials Co. Ltd.	574,000	745,293
Genius Electronic Optical Co. Ltd.	50,000	715,292
Himax Technologies, Inc. ADR	131,758	1,079,098
Hon Hai Precision Industry Co. Ltd.	131,000	951,810
International Games System Co. Ltd.	107,000	2,449,624
MediaTek, Inc.	214,000	9,696,677
President Chain Store Corp.	96,000	676,391
Realtek Semiconductor Corp.	296,000	4,606,651
Silicon Motion Technology Corp. ADR	10,143	940,256
Sunonwealth Electric Machine Industry Co. Ltd.	297,000	1,504,541
Taiwan Semiconductor Manufacturing Co. Ltd.	1,607,000	78,507,378
United Microelectronics Corp.	537,000	839,393
Wan Hai Lines Ltd.	313,000	784,976
Wiselink Co. Ltd.	242,582	1,293,171
Yankey Engineering Co. Ltd.	60,200	1,063,276
Yuanta Financial Holding Co. Ltd.	2,019,000	2,520,470
		140,006,836

Thailand | 1.9%
Advanced Info Service PCL (‡)	189,600	1,883,663
Bangkok Bank PCL (‡)	768,600	4,135,144
Charoen Pokphand Foods PCL NVDR	1,384,800	958,164

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Delta Electronics Thailand PCL NVDR	171,600	$930,932
Srisawad Corp. PCL (‡)	891,700	721,738
TMBThanachart Bank PCL (‡)	68,130,600	4,368,316
		12,997,957

Turkey | 0.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	177,651	960,660
Ford Otomotiv Sanayi AS	492,988	1,065,600
		2,026,260

United Arab Emirates | 1.6%
Abu Dhabi Commercial Bank PJSC	481,519	1,874,965
ADNOC Drilling Co. PJSC	1,826,150	2,655,268
Adnoc Gas PLC	1,268,856	1,226,451
Aldar Properties PJSC	357,009	845,731
Emaar Development PJSC	340,179	1,403,230
Emaar Properties PJSC	844,324	3,230,338
		11,235,983

United States | 0.5%
BeOne Medicines Ltd. ADR (*)	7,483	2,273,410
Titan SA	24,611	1,516,049
		3,789,459
Total Common Stocks (Cost $576,725,281)		665,372,544

Preferred Stocks | 1.4%

Brazil | 1.4%
Banco Bradesco SA	1,520,900	5,077,185
Petroleo Brasileiro SA - Petrobras	773,339	4,365,000
		9,442,185
Total Preferred Stocks (Cost $8,989,255)		9,442,185

The accompanying notes are an integral part of these financial statements.

14   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Short-Term Investments | 1.2%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $8,101,245)	8,101,245	$8,101,245

Total Investments | 100.0% (Cost $593,815,781)		$682,915,974

Cash and Other Assets in Excess of Liabilities | 0.0%		131,607

Net Assets | 100.0%		$683,047,581

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 3.6% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 96.0%

Brazil | 10.8%
Arcos Dorados Holdings, Inc., Class A	4,790,446	$35,161,874
Banco do Brasil SA	23,517,252	92,527,863
BB Seguridade Participacoes SA	15,717,817	103,575,700
Engie Brasil Energia SA	8,121,100	46,868,107
Motiva Infraestrutura de Mobilidade SA	20,848,517	57,054,817
Petroleo Brasileiro SA - Petrobras ADR	5,251,111	62,225,665
PRIO SA (*)	7,061,600	53,143,481
Rede D’Or Sao Luiz SA (#)	5,373,300	39,789,409
Suzano SA	4,592,000	43,016,512
Vale SA ADR	6,568,615	85,589,053
Vibra Energia SA	20,041,878	94,250,595
		713,203,076

China | 19.5%
Alibaba Group Holding Ltd.	3,890,200	71,196,098
Anhui Conch Cement Co. Ltd., Class H	20,682,951	58,507,172
Bosideng International Holdings Ltd.	78,458,000	44,911,562
China Construction Bank Corp., Class H	146,880,224	144,755,710
China Medical System Holdings Ltd.	28,409,000	47,007,516
China Merchants Bank Co. Ltd., Class H	14,475,494	97,893,577
DaShenLin Pharmaceutical Group Co. Ltd., Class A	20,415,365	51,453,807
ENN Natural Gas Co. Ltd., Class A	22,132,465	65,750,136
Hengan International Group Co. Ltd.	13,118,000	46,966,890
Huayu Automotive Systems Co. Ltd., Class A	16,907,200	48,394,829
Lenovo Group Ltd.	50,136,000	59,448,720
Midea Group Co. Ltd., Class A	7,367,099	82,361,505
NetEase, Inc.	1,929,100	53,087,054
Ping An Insurance Group Co. of China Ltd., Class H	12,021,000	101,118,724
Sinopharm Group Co. Ltd., Class H	33,218,814	82,705,371
Tencent Holdings Ltd.	518,200	39,708,234
Tingyi Cayman Islands Holding Corp.	43,206,000	65,392,223
Want Want China Holdings Ltd.	80,027,000	47,719,874
Weichai Power Co. Ltd., Class H	30,299,288	72,923,052
		1,281,302,054

The accompanying notes are an integral part of these financial statements.

16  Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Egypt | 0.9%
Commercial International Bank - Egypt (CIB) GDR	27,853,366	$59,570,356

France | 0.7%
Gaztransport Et Technigaz SA	240,773	44,172,726

Greece | 2.5%
National Bank of Greece SA	6,002,640	91,429,897
OPAP SA	3,220,988	72,281,540
		163,711,437

Hong Kong | 0.8%
ASMPT Ltd.	5,031,400	50,070,275

Hungary | 2.5%
MOL Hungarian Oil & Gas PLC	6,680,564	60,030,150
OTP Bank Nyrt	974,059	104,366,560
		164,396,710

India | 6.9%
Axis Bank Ltd.	3,394,037	48,044,148
Indus Towers Ltd. (*)	24,023,114	111,967,840
Infosys Ltd. ADR	4,564,560	81,340,459
State Bank of India	3,930,855	42,958,268
Tata Consultancy Services Ltd.	2,680,883	95,836,910
UPL Ltd.	8,598,544	76,080,568
		456,228,193

Indonesia | 4.7%
Astra International Tbk. PT	171,876,300	69,049,798
Bank Mandiri Persero Tbk. PT	311,812,984	95,355,169
Telkom Indonesia Persero Tbk. PT ADR	4,672,728	98,360,924
United Tractors Tbk. PT	26,154,400	46,265,156
		309,031,047

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   17

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Mexico | 6.0%
America Movil SAB de CV ADR	4,014,660	$82,983,022
Grupo Aeroportuario del Pacifico SAB de CV ADR	378,229	99,712,511
Grupo Financiero Banorte SAB de CV, Class O	10,428,737	96,680,458
Grupo Mexico SAB de CV Series B	1,514,975	14,304,662
Kimberly-Clark de Mexico SAB de CV, Class A	25,851,895	55,127,740
Ternium SA ADR	1,269,763	48,492,249
		397,300,642

Peru | 0.8%
Credicorp Ltd.	195,820	56,200,340

Philippines | 0.9%
International Container Terminal Services, Inc.	6,268,900	60,107,803

Poland | 1.0%
InPost SA (*)	5,450,135	66,757,353

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (*), (¢)	13,596,421	13
		18

South Africa | 7.7%
Bidvest Group Ltd.	5,478,846	78,530,864
Kumba Iron Ore Ltd.	1,605,958	34,040,720
Life Healthcare Group Holdings Ltd.	56,542,778	38,894,821
Nedbank Group Ltd.	5,490,606	88,132,587
Sanlam Ltd.	14,003,116	83,139,112
Standard Bank Group Ltd.	5,820,825	102,286,122
Vodacom Group Ltd.	9,614,383	82,036,569
		507,060,795

South Korea | 11.2%
Coway Co. Ltd.	331,126	19,986,790
Hyundai Mobis Co. Ltd.	237,599	61,563,693
KB Financial Group, Inc.	1,240,859	107,269,874

The accompanying notes are an integral part of these financial statements.

18   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Kia Corp.	933,536	$78,637,893
KT Corp.	1,487,002	54,301,679
KT&G Corp.	458,539	45,148,065
Shinhan Financial Group Co. Ltd.	2,113,102	112,765,320
SK Hynix, Inc.	572,986	259,462,612
		739,135,926

Taiwan | 14.7%
ASE Technology Holding Co. Ltd.	22,042,000	174,738,949
Globalwafers Co. Ltd.	4,602,000	59,074,596
MediaTek, Inc.	2,416,000	109,472,761
Novatek Microelectronics Corp.	3,873,000	46,000,778
Quanta Computer, Inc.	12,088,000	104,641,764
Taiwan Semiconductor Manufacturing Co. Ltd.	6,103,913	298,196,767
Wiwynn Corp.	847,000	119,992,618
Yageo Corp.	7,290,076	53,396,768
		965,515,001

Thailand | 1.5%
Kasikornbank PCL (‡)	10,034,454	61,948,938
PTT Exploration & Production PCL (‡)	9,885,000	35,454,849
		97,403,787

Turkey | 0.9%
BIM Birlesik Magazalar AS	4,565,180	57,168,055

United Kingdom | 0.8%
Unilever PLC	833,511	54,633,879

United States | 1.2%
SLB Ltd.	2,040,114	78,299,575

Total Common Stocks (Cost $4,830,966,614)		6,321,269,048

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   19

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (concluded)

Short-Term Investments | 3.8%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $251,512,670)	251,512,670	$251,512,670

Total Investments | 99.8% (Cost $5,082,479,284)		$6,572,781,718

Cash and Other Assets in Excess of Liabilities | 0.2%		13,749,806

Net Assets | 100.0%		$6,586,531,524

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 0.6% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

20   Annual Financial Statements

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio

Common Stocks | 94.0%

Australia | 1.4%
CSL Ltd.	4,643	$534,932

France | 10.2%
Edenred SE	86,701	1,926,110
FDJ UNITED	67,782	1,879,259
		3,805,369

Germany | 3.9%
Carl Zeiss Meditec AG	31,460	1,477,100

Ireland | 1.1%
Kerry Group PLC, Class A	4,708	431,566

Israel | 4.1%
Nice Ltd. ADR (*)	13,509	1,527,057

Italy | 9.5%
Nexi SpA (#)	495,277	2,443,540
Snam SpA	166,626	1,106,993
		3,550,533

Japan | 5.0%
Secom Co. Ltd.	20,465	727,310
Unicharm Corp.	199,500	1,143,452
		1,870,762

Luxembourg | 3.8%
SES SA	221,621	1,434,316

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   21

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio (continued)

United Kingdom | 16.5%
Bunzl PLC	53,450	$1,491,622
Diageo PLC	46,532	1,002,332
National Grid PLC	48,950	754,374
Severn Trent PLC	39,052	1,468,068
United Utilities Group PLC	90,869	1,461,812
		6,178,208

United States | 38.5%
Adobe, Inc. (*)	1,109	388,139
Baxter International, Inc.	95,258	1,820,380
Brightstar Lottery PLC	147,321	2,280,529
Dentsply Sirona, Inc.	134,732	1,539,987
Fiserv, Inc. (*)	30,091	2,021,212
H&R Block, Inc.	39,365	1,715,527
Omnicom Group, Inc.	31,748	2,563,651
PayPal Holdings, Inc.	24,917	1,454,654
Visa, Inc., A Shares	1,732	607,430
		14,391,509

Total Common Stocks (Cost $39,040,353)		35,201,352

Preferred Stocks | 4.0%

Germany | 4.0%
Henkel AG & Co. KGaA (Cost $1,451,919)	18,221	1,489,188

The accompanying notes are an integral part of these financial statements.

22   Annual Financial Statements

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio (concluded)

Short-Term Investments | 2.2%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $821,443)	821,443	$821,443

Total Investments | 100.2% (Cost $41,313,715)		$37,511,983

Liabilities in Excess of Cash and Other Assets | (0.2)%		(88,666)

Net Assets | 100.0%		$37,423,317

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 6.5% of net assets of the Portfolio.
(a)	Affiliated Investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   23

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 96.4%

Australia | 3.0%
Atlas Arteria Ltd.	68,622,116	$223,487,932
Transurban Group	11,445,634	108,244,332
		331,732,264

Canada | 4.7%
Canadian National Railway Co.	5,266,970	520,921,772

France | 10.0%
Eiffage SA	1,527,356	219,064,372
Vinci SA	6,394,714	897,992,341
		1,117,056,713

Germany | 1.6%
Fraport AG Frankfurt Airport Services Worldwide (*)	2,216,640	181,338,753

Hong Kong | 6.1%
CK Infrastructure Holdings Ltd.	38,467,972	284,698,931
Power Assets Holdings Ltd.	56,600,430	400,891,529
		685,590,460

Italy | 21.1%
Hera SpA	71,933,603	339,395,771
Infrastrutture Wireless Italiane SpA (#)	17,123,222	158,677,852
Italgas SpA	47,636,062	532,635,249
Snam SpA	121,226,042	805,374,987
Terna - Rete Elettrica Nazionale	49,420,892	525,506,706
		2,361,590,565

Luxembourg | 1.2%
SES SA (^)	21,121,589	136,697,465

The accompanying notes are an integral part of these financial statements.

24   Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

New Zealand | 0.5%
Auckland International Airport Ltd.	11,699,257	$56,088,058

Portugal | 0.9%
REN - Redes Energeticas Nacionais SGPS SA	25,978,002	98,150,754

Spain | 1.8%
Aena SME SA (#)	2,042,035	57,164,424
Cellnex Telecom SA (#)	4,366,724	140,462,479
		197,626,903

Switzerland | 1.7%
Flughafen Zurich AG	584,875	185,311,494

United Kingdom | 18.5%
National Grid PLC	60,464,252	931,821,814
Pennon Group PLC (^)	26,547,011	188,298,785
Severn Trent PLC	12,654,271	475,707,538
United Utilities Group PLC	29,512,220	474,763,902
		2,070,592,039

United States | 25.3%
American Tower Corp. REIT	2,930,124	514,441,871
Consolidated Edison, Inc.	3,866,240	383,994,957
Crown Castle, Inc.	5,849,064	519,806,317
CSX Corp.	11,676,183	423,261,634
Exelon Corp.	11,608,142	505,998,910
Ferrovial SE	7,389,972	477,944,586
		2,825,448,275

Total Common Stocks (Cost $8,637,115,167)		10,768,145,515

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   25

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

Short-Term Investments | 3.4%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $376,051,336)	376,051,336	$376,051,336

Total Investments | 99.8% (Cost $9,013,166,503) (»)		$11,144,196,851

Cash and Other Assets in Excess of Liabilities | 0.2%		18,062,650

Net Assets | 100.0%		$11,162,259,501

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 3.2% of net assets of the Portfolio.
(^)	Refer to Note 5 in the Notes to Financial Statements for further details related to holdings of 5% voting securities of portfolio companies.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(a)	Affiliated investment.

Asset Class/Sector	Allocation

Equity
Communication Services	3.9%
Industrials	30.0
Real Estate	9.2
Utilities	53.3
Other (includes short-term investments)	3.6
Total	100.0%

The accompanying notes are an integral part of these financial statements.

26   Annual Financial Statements

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at December 31, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	37,436,115	AUD	56,495,703	BNP	03/26/26	$—	$268,148
USD	111,460,656	AUD	168,234,120	CIT	03/26/26	—	815,910
USD	19,387,644	AUD	29,258,361	HSB	03/26/26	—	138,885
USD	94,039,656	AUD	141,831,900	MSC	03/26/26	—	616,522
USD	96,983,950	AUD	146,383,135	SSB	03/26/26	—	709,643
USD	101,262,584	CAD	138,902,039	BNP	03/26/26	—	300,421
USD	62,293,289	CAD	85,457,915	CIT	03/26/26	—	192,206
USD	62,006,795	CAD	85,070,408	HSB	03/26/26	—	195,362
USD	223,990,171	CAD	306,978,081	MSC	03/26/26	—	467,417
USD	57,707,666	CAD	79,171,495	SCB	03/26/26	—	181,298
USD	42,790,076	CHF	33,628,905	BNP	03/26/26	—	23,925
USD	48,357,547	CHF	38,032,311	SCB	03/26/26	—	62,567
USD	86,028,941	CHF	67,652,729	SSB	03/26/26	—	101,846
USD	626,271,029	EUR	531,687,267	BNP	03/26/26	—	901,626
USD	593,074,778	EUR	503,570,209	BNY	03/26/26	—	931,294
USD	474,623,602	EUR	402,598,695	CAN	03/26/26	—	277,544
USD	619,249,137	EUR	525,606,995	CIT	03/26/26	—	751,293
USD	590,874,340	EUR	501,744,455	HSB	03/26/26	—	978,092
USD	865,555,529	EUR	734,592,396	RBC	03/26/26	—	961,862
USD	617,211,914	EUR	524,057,987	SSB	03/26/26	—	961,323
USD	392,858,969	GBP	292,386,274	CAN	03/26/26	—	1,178,996
USD	522,295,676	GBP	388,831,225	HSB	03/26/26	—	1,717,515
USD	364,347,844	GBP	271,126,642	MSC	03/26/26	—	1,039,316
USD	559,717,533	GBP	416,595,983	RBC	03/26/26	—	1,713,177
USD	198,460,287	GBP	147,764,943	SSB	03/26/26	—	676,959
USD	90,081,856	HKD	699,287,435	BNP	03/26/26	6,829	—
USD	155,884,465	HKD	1,210,187,219	HSB	03/26/26	572	—
USD	102,118,154	HKD	792,781,015	MSC	03/26/26	243	—
USD	129,476,568	HKD	1,005,115,852	SCB	03/26/26	7,864	—
USD	183,442,493	HKD	1,424,100,763	SSB	03/26/26	4,454	—
USD	46,298,517	NZD	79,823,653	HSB	03/26/26	202,637	—
USD	7,903,122	NZD	13,621,657	RBC	03/26/26	37,004	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$259,603	$16,163,147

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   27

Description	Shares	Fair Value

Lazard Global Small Cap Equity Portfolio

Common Stocks | 99.0%

Australia | 1.9%
ALS Ltd.	9,407	$137,844
AUB Group Ltd.	5,068	104,110
		241,954

Belgium | 1.1%
Cenergy Holdings SA	7,923	139,534

Canada | 2.0%
Aurinia Pharmaceuticals, Inc. (*)	7,484	119,370
Neo Performance Materials, Inc.	11,890	134,791
		254,161

Cayman Islands | 1.4%
Bullish	4,714	178,519

Denmark | 0.7%
Zealand Pharma AS (*)	1,202	87,474

France | 3.3%
Exosens SAS	4,305	244,371
Gaztransport Et Technigaz SA	983	180,343
		424,714

Germany | 1.7%
AlzChem Group AG	707	128,217
CTS Eventim AG & Co. KGaA	1,046	96,014
		224,231

Greece | 1.4%
National Bank of Greece SA	12,204	185,887

Ireland | 0.9%
COSMO Pharmaceuticals NV	899	118,687

The accompanying notes are an integral part of these financial statements.

28   Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Small Cap Equity Portfolio (continued)

Israel | 3.4%
Meitav Investment House Ltd.	3,401	$123,450
Next Vision Stabilized Systems Ltd.	2,790	183,902
Phoenix Financial Ltd.	3,053	126,343
		433,695

Italy | 2.9%
BFF Bank SpA (#), (*)	9,745	108,230
Lottomatica Group SpA	10,202	267,721
		375,951

Japan | 11.7%
Asics Corp.	6,700	161,408
Ebara Corp.	10,100	238,224
Maruwa Co. Ltd.	900	243,377
Organo Corp.	3,100	256,908
Sanwa Holdings Corp.	5,000	130,053
Sugi Holdings Co. Ltd.	7,200	169,762
Toyo Suisan Kaisha Ltd.	2,700	184,875
Yonex Co. Ltd.	6,100	129,368
		1,513,975

Mexico | 1.9%
Arca Continental SAB de CV	22,900	247,827

Spain | 1.6%
Bankinter SA	12,431	205,833

Sweden | 1.5%
Asker Healthcare Group AB	21,160	193,794

Switzerland | 1.0%
Huber & Suhner AG	713	128,999

Taiwan | 1.3%
Gold Circuit Electronics Ltd.	8,000	173,870

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   29

Description	Shares	Fair Value

Lazard Global Small Cap Equity Portfolio (continued)

United Kingdom | 2.0%
Ferrari Group PLC	13,440	$144,390
Volution Group PLC	12,879	111,976
		256,366

United States | 57.3%
ABM Industries, Inc.	3,711	156,975
Advanced Energy Industries, Inc.	583	122,063
Antero Resources Corp. (*)	2,702	93,111
Atlas Energy Solutions, Inc.	6,361	59,921
BankUnited, Inc.	3,071	136,874
Brunswick Corp.	2,523	187,308
Cactus, Inc., Class A	1,639	74,870
Coherent Corp. (*)	1,482	273,533
Core Scientific, Inc. (*)	7,498	109,171
Credo Technology Group Holding Ltd. (*)	772	111,083
CubeSmart	4,467	161,035
DigitalOcean Holdings, Inc. (*)	8,464	407,288
Diodes, Inc. (*)	3,291	162,378
Disc Medicine, Inc. (*)	1,215	96,483
Doximity, Inc., Class A (*)	1,465	64,870
Eagle Materials, Inc.	684	141,369
EnerSys	693	101,698
Enovis Corp. (*)	3,044	81,092
Figure Technology Solutions, Inc., Class A	5,841	238,546
First American Financial Corp.	2,014	123,740
First Watch Restaurant Group, Inc. (*)	19,735	297,604
Floor & Decor Holdings, Inc., Class A (*)	4,777	290,872
Gates Industrial Corp. PLC (*)	4,430	95,112
Gentherm, Inc. (*)	2,896	105,328
Guardian Pharmacy Services, Inc., Class A (*)	4,303	129,477
Janus International Group, Inc. (*)	13,647	89,251
Kura Sushi USA, Inc., Class A (*)	2,349	122,923
Landstar System, Inc.	738	106,051
Legence Corp., Class A	3,978	171,213
Lumentum Holdings, Inc. (*)	837	308,510
MapLight Therapeutics, Inc.	5,058	88,844

The accompanying notes are an integral part of these financial statements.

30   Annual Financial Statements

Description	Shares	Fair Value

Lazard Global Small Cap Equity Portfolio (concluded)

Maravai LifeSciences Holdings, Inc., Class A (*)	39,260	$127,595
Meritage Homes Corp.	2,224	146,339
Middleby Corp. (*)	1,027	152,684
Onto Innovation, Inc. (*)	767	121,079
Ramaco Resources, Inc., Class A (*)	8,021	144,378
Rambus, Inc. (*)	1,737	159,613
RH (*)	2,029	363,495
Roku, Inc. (*)	1,271	137,891
StepStone Group, Inc., Class A	2,782	178,521
Stifel Financial Corp.	1,377	172,428
Thor Industries, Inc.	1,589	163,143
Toro Co.	2,570	202,310
Wintrust Financial Corp.	1,448	202,459
Wyndham Hotels & Resorts, Inc.	2,031	153,462
Zeta Global Holdings Corp., Class A (*)	12,009	244,383
		7,378,373

Total Common Stocks (Cost $11,861,353)		12,763,844

Short-Term Investments | 1.0%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $127,097)	127,097	127,097

Total Investments | 100.0% (Cost $11,988,450)		$12,890,941

Liabilities in Excess of Cash and Other Assets | 0.0%		(5,484)

Net Assets | 100.0%		$12,885,457

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 0.8% of net assets of the Portfolio.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   31

Description	Shares	Fair Value

Lazard International Equity Portfolio

Common Stocks | 96.0%

Australia | 1.3%
Rio Tinto PLC	198,616	$15,846,559

Belgium | 1.4%
KBC Group NV	129,996	16,897,282

Canada | 2.3%
Gildan Activewear, Inc.	249,780	15,612,273
Suncor Energy, Inc.	264,708	11,748,943
		27,361,216

China | 2.7%
Contemporary Amperex Technology Co. Ltd., Class A	188,900	9,889,338
Li Ning Co. Ltd.	4,481,000	10,729,244
Tencent Holdings Ltd.	152,900	11,716,305
		32,334,887

Denmark | 1.0%
Novo Nordisk AS, Class B	229,516	11,699,073

France | 12.8%
Air Liquide SA	87,130	16,396,542
Bureau Veritas SA	529,512	16,862,576
Capgemini SE	80,521	13,335,296
Cie de Saint-Gobain SA	98,978	10,047,557
Engie SA	967,734	25,445,204
Legrand SA	95,213	14,149,219
Orange SA	1,323,874	22,089,063
Pernod Ricard SA	100,310	8,587,432
Societe Generale SA	173,574	13,984,485
Thales SA	34,436	9,301,177
		150,198,551

The accompanying notes are an integral part of these financial statements.

32   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Germany | 8.0%
Allianz SE	39,020	$17,897,235
Beiersdorf AG	106,839	11,757,187
Merck KGaA	111,910	16,063,684
MTU Aero Engines AG	27,500	11,470,724
Siemens AG	33,634	9,445,639
Siemens Healthineers AG (#)	274,773	14,419,376
Symrise AG	86,199	6,975,287
Zalando SE (#), (*)	197,866	5,874,840
		93,903,972

Greece | 2.1%
National Bank of Greece SA	1,640,203	24,982,940

Hong Kong | 3.1%
AIA Group Ltd.	2,373,000	24,374,253
Techtronic Industries Co. Ltd.	1,056,000	12,132,152
		36,506,405

Israel | 1.9%
Bank Hapoalim BM	991,681	22,435,814

Italy | 2.9%
Lottomatica Group SpA	423,765	11,120,443
UniCredit SpA	275,523	22,872,740
		33,993,183

Japan | 14.4%
Bandai Namco Holdings, Inc.	354,700	9,453,920
Ebara Corp.	356,000	8,396,816
FANUC Corp.	349,900	13,618,001
MatsukiyoCocokara & Co.	516,000	8,957,887
Mitsui Fudosan Co. Ltd.	981,700	11,169,193
Mizuho Financial Group, Inc.	605,100	21,972,210
Nippon Sanso Holdings Corp.	288,300	8,608,819
Nitori Holdings Co. Ltd.	455,000	7,964,826
Otsuka Holdings Co. Ltd.	250,900	14,174,501
Resona Holdings, Inc.	1,258,000	11,927,983
Shimadzu Corp.	692,100	18,431,998

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   33

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Shin-Etsu Chemical Co. Ltd.	344,000	$10,697,747
Suzuki Motor Corp.	750,300	11,143,414
Toyo Suisan Kaisha Ltd.	200,100	13,701,252
		170,218,567

Mexico | 0.9%
Arca Continental SAB de CV	934,212	10,110,189

Netherlands | 5.0%
ASML Holding NV	22,953	24,534,829
IMCD NV	99,826	9,081,720
ING Groep NV	422,173	11,867,785
Magnum Ice Cream Co. NV (*)	105,634	1,676,635
Universal Music Group NV	468,026	12,227,416
		59,388,385

South Africa | 1.0%
Anglo American PLC	292,975	12,073,321

South Korea | 2.1%
Samsung Electronics Co. Ltd.	296,194	24,686,080

Spain | 4.4%
Banco Santander SA	1,669,398	19,590,124
Bankinter SA	1,206,088	19,970,428
Industria de Diseno Textil SA	188,615	12,424,141
		51,984,693

Sweden | 2.4%
Hexagon AB, B Shares	1,394,065	16,489,081
Sandvik AB	377,268	12,219,783
		28,708,864

Switzerland | 2.5%
ABB Ltd.	233,533	17,263,064
Cie Financiere Richemont SA, Class A	55,073	11,885,646
		29,148,710

The accompanying notes are an integral part of these financial statements.

34   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,136	$12,500,819

United Kingdom | 16.3%
3i Group PLC	325,252	14,150,859
AstraZeneca PLC	139,966	25,780,612
Coca-Cola Europacific Partners PLC	122,448	11,163,683
Compass Group PLC	563,485	17,927,281
Croda International PLC	292,514	10,600,699
Howden Joinery Group PLC	1,360,755	15,152,219
IMI PLC	484,436	16,150,517
JD Sports Fashion PLC	4,148,010	4,709,842
Marks & Spencer Group PLC	2,470,634	10,990,228
RELX PLC	631,953	25,561,402
SSE PLC	301,995	8,855,203
Unilever PLC	469,488	30,695,764
		191,738,309

United States | 6.4%
Amcor PLC CDI	1,252,347	10,465,216
Aon PLC, Class A	50,288	17,745,629
Chubb Ltd.	31,683	9,888,898
CRH PLC	97,291	12,141,917
ICON PLC (*)	52,394	9,547,235
Medtronic PLC	155,934	14,979,020
		74,767,915

Total Common Stocks (Cost $841,967,548)		1,131,485,734

Preferred Stocks | 1.1%

Brazil | 1.1%
Itau Unibanco Holding SA (Cost $7,741,245)	1,788,131	12,817,398

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   35

Description	Shares	Fair Value

Lazard International Equity Portfolio (concluded)

Short-Term Investments | 2.1%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $24,331,939)	24,331,939	$24,331,939

Total Investments | 99.2% (Cost $874,040,732)		$1,168,635,071

Cash and Other Assets in Excess of Liabilities | 0.8%		9,776,487

Net Assets | 100.0%		$1,178,411,558

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 1.7% of net assets of the Portfolio.
(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

36   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Select Portfolio

Common Stocks | 96.7%

Belgium | 2.0%
KBC Group NV	8,799	$1,143,721

Brazil | 0.9%
TOTVS SA	65,600	499,808

Canada | 2.4%
Gildan Activewear, Inc.	12,662	791,427
Suncor Energy, Inc.	12,746	565,725
		1,357,152

China | 6.2%
Alibaba Group Holding Ltd.	29,200	534,401
Contemporary Amperex Technology Co. Ltd., Class A	12,800	670,109
Li Ning Co. Ltd.	220,500	527,962
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,565	342,445
Tencent Holdings Ltd.	19,000	1,455,917
		3,530,834

Denmark | 2.0%
DSV AS	2,879	724,489
Novo Nordisk AS, Class B	8,746	445,808
		1,170,297

Finland | 1.2%
Sampo OYJ, A Shares	57,891	701,721

France | 8.0%
Air Liquide SA	4,123	775,886
Bureau Veritas SA	28,540	908,871
Capgemini SE	3,029	501,641
Engie SA	33,105	870,449

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   37

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Legrand SA	4,734	$703,501
Pernod Ricard SA	4,927	421,795
Thales SA	1,544	417,035
		4,599,178

Germany | 5.3%
adidas AG	2,693	530,114
Allianz SE	1,331	610,487
Merck KGaA	3,214	461,341
MTU Aero Engines AG	2,415	1,007,338
Siemens AG	1,516	425,748
		3,035,028

Greece | 2.5%
Piraeus Bank SA	182,155	1,448,173

Hong Kong | 2.7%
AIA Group Ltd.	90,000	924,434
Techtronic Industries Co. Ltd.	55,000	631,883
		1,556,317

India | 3.0%
Bharti Airtel Ltd.	37,782	886,332
ICICI Bank Ltd. ADR	28,026	835,175
		1,721,507

Indonesia | 0.9%
Bank Mandiri Persero Tbk. PT	1,631,100	498,805

Israel | 1.5%
Bank Hapoalim BM	36,889	834,578

Italy | 0.9%
Lottomatica Group SpA	19,181	503,348

The accompanying notes are an integral part of these financial statements.

38   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Japan | 12.3%
FANUC Corp.	18,000	$700,554
Hoya Corp.	6,100	923,961
Keyence Corp.	2,000	724,610
Mitsubishi Electric Corp.	24,700	724,611
Mitsui Fudosan Co. Ltd.	51,300	583,661
Mizuho Financial Group, Inc.	15,300	555,569
Nitori Holdings Co. Ltd.	15,600	273,080
Nomura Research Institute Ltd.	13,600	523,555
Recruit Holdings Co. Ltd.	10,200	581,880
Resona Holdings, Inc.	71,200	675,097
Shin-Etsu Chemical Co. Ltd.	11,700	363,848
Suzuki Motor Corp.	26,900	399,517
		7,029,943

Mexico | 2.3%
Fomento Economico Mexicano SAB de CV ADR	4,841	489,280
Grupo Financiero Banorte SAB de CV, Class O	91,900	851,966
		1,341,246

Netherlands | 6.2%
ASML Holding NV	1,634	1,746,609
IMCD NV	4,100	373,000
ING Groep NV	27,516	773,507
Universal Music Group NV	24,443	638,586
		3,531,702

South Africa | 1.1%
Anglo American PLC	14,894	613,773

South Korea | 2.9%
KB Financial Group, Inc.	6,337	547,821
Samsung Electronics Co. Ltd.	13,577	1,131,566
		1,679,387

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   39

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Spain | 4.7%
Banco Santander SA	92,720	$1,088,055
Bankinter SA	53,635	888,089
Industria de Diseno Textil SA	10,684	703,759
		2,679,903

Sweden | 1.4%
Hexagon AB, B Shares	68,144	806,011

Switzerland | 3.3%
ABB Ltd.	16,135	1,192,720
Cie Financiere Richemont SA, Class A	3,338	720,395
		1,913,115

Taiwan | 5.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	3,126,616

United Kingdom | 12.8%
3i Group PLC	15,169	659,963
AstraZeneca PLC	3,240	596,782
Compass Group PLC	35,994	1,145,150
Diploma PLC	9,325	665,516
InterContinental Hotels Group PLC	4,195	587,624
London Stock Exchange Group PLC	4,977	599,303
Marks & Spencer Group PLC	93,352	415,262
RELX PLC	22,086	893,340
SSE PLC	19,767	579,615
Unilever PLC	18,606	1,216,486
		7,359,041

United States | 4.7%
Aon PLC, Class A	3,029	1,068,873
CRH PLC	3,726	465,005
Experian PLC	15,899	719,056
Medtronic PLC	4,610	442,837
		2,695,771

Total Common Stocks (Cost $40,571,130)		55,376,975

The accompanying notes are an integral part of these financial statements.

40   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (concluded)

Preferred Stocks | 1.7%

Brazil | 1.7%
Itau Unibanco Holding SA (Cost $626,136)	138,792	$994,867

Short-Term Investments | 1.3%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $747,099)	747,099	747,099

Total Investments | 99.7% (Cost $41,944,365)		$57,118,941

Cash and Other Assets in Excess of Liabilities | 0.3%		155,394

Net Assets | 100.0%		$57,274,335

(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   41

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio

Common Stocks | 96.2%

Australia | 1.9%
Computershare Ltd.	459,844	$10,443,304

Brazil | 2.0%
TOTVS SA	1,448,708	11,037,740

Canada | 4.1%
Dollarama, Inc.	60,040	8,973,521
Toromont Industries Ltd.	116,869	14,138,718
		23,112,239

China | 3.8%
Tencent Holdings Ltd.	275,300	21,095,478

Denmark | 4.7%
Coloplast AS, Class B	72,103	6,189,048
Novo Nordisk AS, Class B	388,586	19,807,315
		25,996,363

France | 6.7%
EssilorLuxottica SA	55,289	17,480,945
LVMH Moet Hennessy Louis Vuitton SE	20,235	15,255,170
Pernod Ricard SA	56,547	4,840,928
		37,577,043

Germany | 6.3%
Rational AG	14,525	11,242,981
SAP SE	57,240	14,005,388
Scout24 SE (#)	101,381	10,218,765
		35,467,134

The accompanying notes are an integral part of these financial statements.

42   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Hong Kong | 4.0%
AIA Group Ltd.	1,091,600	$11,212,362
Hong Kong Exchanges & Clearing Ltd.	214,100	11,186,718
		22,399,080

India | 2.9%
HDFC Bank Ltd. ADR	450,859	16,474,388

Israel | 2.1%
Check Point Software Technologies Ltd. (*)	64,225	11,917,591

Japan | 8.8%
Hoya Corp.	81,400	12,329,583
Keyence Corp.	20,500	7,427,248
M3, Inc.	749,800	10,153,946
Recruit Holdings Co. Ltd.	185,900	10,605,047
SMS Co. Ltd.	357,200	3,083,351
Toei Animation Co. Ltd.	312,100	5,432,203
		49,031,378

Netherlands | 8.9%
Argenx SE (*)	11,811	9,949,390
ASML Holding NV	17,407	18,606,621
IMCD NV	55,155	5,017,753
Universal Music Group NV	369,142	9,644,021
Wolters Kluwer NV	61,761	6,412,423
		49,630,208

Norway | 1.9%
Gjensidige Forsikring ASA	363,184	10,880,303

South Africa | 2.2%
Clicks Group Ltd.	607,224	12,323,579

Sweden | 5.1%
Assa Abloy AB, Class B	428,336	16,606,357
Hexagon AB, B Shares	1,019,306	12,056,410
		28,662,767

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   43

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Switzerland | 4.4%
Partners Group Holding AG	12,219	$15,009,933
VAT Group AG (#)	19,851	9,532,357
		24,542,290

Taiwan | 4.7%
Lotes Co. Ltd.	174,000	7,135,776
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	62,941	19,127,141
		26,262,917

United Kingdom | 14.6%
Diageo PLC	354,888	7,644,537
Diploma PLC	116,771	8,333,836
Halma PLC	237,289	11,245,248
InterContinental Hotels Group PLC	83,441	11,688,180
London Stock Exchange Group PLC	127,645	15,370,312
RELX PLC	340,450	13,876,190
Unilever PLC	207,857	13,624,336
		81,782,639

United States | 7.1%
Accenture PLC, Class A	45,005	12,074,842
Aon PLC, Class A	44,426	15,677,047
Experian PLC	261,895	11,844,593
		39,596,482

Total Common Stocks (Cost $508,270,812)		538,232,923

Preferred Stocks | 1.4%

Germany | 1.4%
Sartorius AG (Cost $8,257,059)	26,158	7,562,837

The accompanying notes are an integral part of these financial statements.

44   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (concluded)

Short-Term Investments | 2.3%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $12,839,270)	12,839,270	$12,839,270

Total Investments | 99.9% (Cost $529,367,141)		$558,635,030

Cash and Other Assets in Excess of Liabilities | 0.1%		626,944

Net Assets | 100.0%		$559,261,974

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 3.5% of net assets of the Portfolio.
(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   45

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio

Common Stocks | 93.5%

Canada | 4.2%
Bird Construction, Inc.	740,215	$15,380,811
Canadian Pacific Kansas City Ltd.	227,738	16,766,547
Element Fleet Management Corp.	1,213,485	31,872,161
		64,019,519

China | 1.2%
Alibaba Group Holding Ltd.	980,900	17,951,841

Denmark | 0.8%
Novo Nordisk AS, Class B	230,192	11,733,530

Finland | 0.4%
Sampo OYJ, A Shares	567,150	6,874,666

France | 5.8%
Cie de Saint-Gobain SA	162,438	16,489,574
Engie SA	927,945	24,399,008
Societe Generale SA	590,657	47,587,969
		88,476,551

Germany | 4.9%
Deutsche Boerse AG	62,237	16,347,242
Merck KGaA	187,880	26,968,500
MTU Aero Engines AG	75,063	31,310,071
		74,625,813

Greece | 2.9%
Piraeus Bank SA	5,597,449	44,500,969

Hong Kong | 2.5%
AIA Group Ltd.	2,047,800	21,033,964
Techtronic Industries Co. Ltd.	1,507,000	17,313,592
		38,347,556

The accompanying notes are an integral part of these financial statements.

46   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

India | 3.0%
Bharti Airtel Ltd.	1,088,131	$25,526,588
HDFC Bank Ltd.	1,771,314	19,573,101
ICICI Prudential Asset Management Co. Ltd.	51,579	1,527,123
		46,626,812

Israel | 6.7%
Bank Leumi Le-Israel BM	2,006,170	44,222,104
Elbit Systems Ltd.	29,703	17,127,722
Meitav Investment House Ltd.	401,779	14,583,866
Phoenix Financial Ltd.	655,063	27,108,620
		103,042,312

Italy | 5.3%
Banca Monte dei Paschi di Siena SpA	2,133,079	22,708,010
BFF Bank SpA (#), (*)	1,683,337	18,695,589
Davide Campari-Milano NV	1,409,498	9,151,561
Lottomatica Group SpA	1,152,531	30,244,723
		80,799,883

Japan | 14.6%
BayCurrent, Inc.	406,000	16,809,153
Hoya Corp.	197,700	29,945,438
Keyence Corp.	56,400	20,433,988
Kobe Bussan Co. Ltd.	600,700	14,525,276
NEC Corp.	548,800	18,505,029
Nippon Sanso Holdings Corp.	371,200	11,084,265
OBIC Business Consultants Co. Ltd.	146,000	7,883,356
Organo Corp.	17,600	1,458,576
Pan Pacific International Holdings Corp.	3,447,500	20,544,454
Resona Holdings, Inc.	2,936,600	27,843,970
Sanrio Co. Ltd.	433,900	13,612,920
Sugi Holdings Co. Ltd.	658,600	15,528,471
Tokyo Electron Ltd.	117,400	25,783,100
		223,957,996

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   47

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Mexico | 1.5%
Arca Continental SAB de CV	2,135,200	$23,107,471

Netherlands | 5.1%
Argenx SE (*)	30,415	25,621,090
ASML Holding NV	46,851	50,079,783
Magnum Ice Cream Co. NV (*)	109,473	1,737,568
		77,438,441

South Africa | 2.6%
Anglo American PLC	626,935	25,835,609
Clicks Group Ltd.	701,355	14,233,963
		40,069,572

Spain | 2.6%
Banco Santander SA	3,416,159	40,088,090

Sweden | 1.1%
Hexagon AB, B Shares	1,431,761	16,934,952

Switzerland | 2.9%
ABB Ltd.	406,674	30,061,872
Cie Financiere Richemont SA, Class A	67,994	14,674,207
		44,736,079

Taiwan | 2.2%
Lotes Co. Ltd.	328,000	13,451,349
Taiwan Semiconductor Manufacturing Co. Ltd.	424,000	20,713,832
		34,165,181

United Kingdom | 17.1%
Coca-Cola Europacific Partners PLC	329,303	30,022,820
Compass Group PLC	874,847	27,833,266
Informa PLC	2,373,271	28,151,340
London Stock Exchange Group PLC	228,161	27,473,898
National Grid PLC	1,949,082	30,037,536
RELX PLC	883,304	35,728,114

The accompanying notes are an integral part of these financial statements.

48   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (concluded)

SSE PLC	711,928	$20,875,401
Unilever PLC	486,539	31,810,581
Weir Group PLC	801,431	30,587,957
		262,520,913

United States | 6.1%
CRH PLC	239,405	29,877,744
Experian PLC	473,269	21,404,299
ICON PLC (*)	39,518	7,200,970
James Hardie Industries PLC CDI (*)	217,236	4,460,570
Schneider Electric SE	108,751	29,808,800
		92,752,383

Total Common Stocks (Cost $1,043,264,434)		1,432,770,530

Preferred Stocks | 1.6%

Germany | 1.6%
Sartorius AG (Cost $21,176,802)	82,931	23,977,125

Short-Term Investments | 5.0%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $76,926,151)	76,926,151	76,926,151

Total Investments | 100.1% (Cost $1,141,367,387)		$1,533,673,806

Liabilities in Excess of Cash and Other Assets | (0.1)%		(1,102,671)

Net Assets | 100.0%		$1,532,571,135

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 1.2% of net assets of the Portfolio.
(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   49

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 99.2%

Aerospace & Defense | 3.3%
Boeing Co. (*)	5,462	$1,185,909

Broadline Retail | 8.9%
Amazon.com, Inc. (*)	13,858	3,198,704

Capital Markets | 7.0%
Charles Schwab Corp.	10,570	1,056,048
Intercontinental Exchange, Inc.	8,931	1,446,465
		2,502,513

Commercial Services & Supplies | 2.6%
Waste Management, Inc.	4,193	921,244

Electronic Equipment, Instruments & Components | 2.4%
Coherent Corp. (*)	4,584	846,069

Hotels, Restaurants & Leisure | 6.4%
First Watch Restaurant Group, Inc. (*)	152,893	2,305,626

Insurance | 3.0%
First American Financial Corp.	17,436	1,071,268

Interactive Media & Services | 9.0%
Alphabet, Inc., Class A	4,958	1,551,854
Meta Platforms, Inc., Class A	2,519	1,662,767
		3,214,621

IT Services | 7.9%
DigitalOcean Holdings, Inc. (*)	58,704	2,824,837

Pharmaceuticals | 4.3%
Eli Lilly & Co.	1,430	1,536,792

The accompanying notes are an integral part of these financial statements.

50   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (concluded)

Semiconductors & Semiconductor Equipment | 20.1%
Advanced Micro Devices, Inc. (*)	13,343	$2,857,537
Intel Corp. (*)	41,043	1,514,486
Marvell Technology, Inc.	32,909	2,796,607
		7,168,630

Software | 12.0%
Microsoft Corp.	5,349	2,586,884
Zeta Global Holdings Corp., Class A (*)	83,472	1,698,655
		4,285,539

Specialty Retail | 9.5%
Floor & Decor Holdings, Inc., Class A (*)	28,388	1,728,545
RH (*)	9,232	1,653,913
		3,382,458

Textiles, Apparel & Luxury Goods | 2.8%
NIKE, Inc., Class B	15,819	1,007,829

Total Common Stocks (Cost $30,075,952)		35,452,039

Short-Term Investments | 0.0%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $14,466)	14,466	14,466

Total Investments | 99.2% (Cost $30,090,418)		$35,466,505

Cash and Other Assets in Excess of Liabilites | 0.8%		274,156

Net Assets | 100.0%		$35,740,661

(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   51

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio

Common Stocks | 97.5%

Banks | 3.1%
Bank of America Corp.	45,446	$2,499,530

Broadline Retail | 6.5%
Amazon.com, Inc. (*)	22,945	5,296,165

Capital Markets | 9.7%
Blackstone, Inc.	15,075	2,323,661
Goldman Sachs Group, Inc.	2,549	2,240,571
Intercontinental Exchange, Inc.	20,839	3,375,084
		7,939,316

Chemicals | 2.5%
Linde PLC	4,845	2,065,860

Commercial Services & Supplies | 3.3%
Waste Management, Inc.	12,304	2,703,312

Electrical Equipment | 2.7%
AMETEK, Inc.	10,863	2,230,282

Financial Services | 3.6%
Visa, Inc., A Shares	8,318	2,917,206

Ground Transportation | 1.9%
Old Dominion Freight Line, Inc.	10,087	1,581,642

Health Care Equipment & Supplies | 2.4%
Medtronic PLC	20,816	1,999,585

Health Care Providers & Services | 1.3%
UnitedHealth Group, Inc.	3,325	1,097,616

Hotels, Restaurants & Leisure | 3.1%
McDonald’s Corp.	8,313	2,540,702

The accompanying notes are an integral part of these financial statements.

52   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (continued)

Household Products | 2.4%
Procter & Gamble Co.	13,843	$1,983,840

Insurance | 3.0%
Marsh & McLennan Cos., Inc.	13,176	2,444,411

Interactive Media & Services | 6.5%
Alphabet, Inc., Class A	16,959	5,308,167

Life Sciences Tools & Services | 3.9%
Danaher Corp.	13,856	3,171,915

Oil, Gas & Consumable Fuels | 2.1%
ConocoPhillips	18,400	1,722,424

Pharmaceuticals | 5.5%
Eli Lilly & Co.	2,106	2,263,276
Merck & Co., Inc.	21,171	2,228,459
		4,491,735

Professional Services | 4.3%
Equifax, Inc.	7,504	1,628,218
Jacobs Solutions, Inc.	14,188	1,879,342
		3,507,560

Real Estate Management & Development | 2.5%
CBRE Group, Inc., Class A (*)	12,858	2,067,438

Semiconductors & Semiconductor Equipment | 8.8%
Analog Devices, Inc.	9,754	2,645,285
Broadcom, Inc.	8,424	2,915,546
KLA Corp.	1,330	1,616,057
		7,176,888

Software | 10.7%
Microsoft Corp.	12,858	6,218,386
Palo Alto Networks, Inc. (*)	6,693	1,232,851
Salesforce, Inc.	4,766	1,262,561
		8,713,798

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   53

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (concluded)

Technology Hardware, Storage & Peripherals | 7.7%
Apple, Inc.	23,166	$6,297,909

Total Common Stocks (Cost $48,136,770)		79,757,301

Short-Term Investments | 2.7%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $2,244,274)	2,244,274	2,244,274

Total Investments | 100.2% (Cost $50,381,044)		$82,001,575

Liabilities in Excess of Cash and Other Assets | (0.2)%		(128,289)

Net Assets | 100.0%		$81,873,286

(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

54   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio

Common Stocks | 100.4%

Aerospace & Defense | 1.7%
StandardAero, Inc. (*)	19,212	$551,000

Automobile Components | 1.0%
Gentherm, Inc. (*)	9,392	341,587

Automobiles | 1.4%
Thor Industries, Inc.	4,478	459,756

Banks | 9.2%
Atlantic Union Bankshares Corp.	13,478	475,773
BankUnited, Inc.	15,463	689,186
Home BancShares, Inc.	18,713	519,847
Texas Capital Bancshares, Inc. (*)	6,611	598,560
Wintrust Financial Corp.	5,450	762,019
		3,045,385

Biotechnology | 7.9%
Arcutis Biotherapeutics, Inc. (*)	9,407	273,179
Aurinia Pharmaceuticals, Inc. (*)	15,873	253,175
Caris Life Sciences, Inc.	13,059	352,332
Disc Medicine, Inc. (*)	3,113	247,203
MapLight Therapeutics, Inc.	18,388	322,985
Rhythm Pharmaceuticals, Inc. (*)	2,358	252,400
Soleno Therapeutics, Inc. (*)	4,941	228,768
Vaxcyte, Inc. (*)	6,877	317,305
Xenon Pharmaceuticals, Inc. (*)	8,325	373,127
		2,620,474

Building Products | 1.1%
Janus International Group, Inc. (*)	57,309	374,801

Capital Markets | 5.0%
Bullish	9,155	346,700
StepStone Group, Inc., Class A	9,959	639,069
Stifel Financial Corp.	5,311	665,043
		1,650,812

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   55

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Commercial Services & Supplies | 4.0%
ABM Industries, Inc.	13,766	$582,302
Casella Waste Systems, Inc., Class A (*)	7,597	744,050
		1,326,352

Communications Equipment | 1.9%
Lumentum Holdings, Inc. (*)	1,675	617,388

Construction & Engineering | 2.2%
Legence Corp., Class A	10,352	445,550
Primoris Services Corp.	2,319	287,881
		733,431

Construction Materials | 1.1%
Eagle Materials, Inc.	1,818	375,744

Consumer Finance | 1.5%
Figure Technology Solutions, Inc., Class A	11,862	484,444

Consumer Staples Distribution & Retail | 2.8%
BJ’s Wholesale Club Holdings, Inc. (*)	4,813	433,314
Chefs’ Warehouse, Inc. (*)	7,887	491,597
		924,911

Containers & Packaging | 2.2%
Graphic Packaging Holding Co.	22,923	345,221
TriMas Corp.	10,576	374,919
		720,140

Electrical Equipment | 3.1%
EnerSys	3,106	455,806
Regal Rexnord Corp.	4,175	585,836
		1,041,642

Electronic Equipment, Instruments & Components | 5.2%
Advanced Energy Industries, Inc.	2,809	588,120
Coherent Corp. (*)	4,366	805,833
Mirion Technologies, Inc. (*)	13,960	326,943
		1,720,896

The accompanying notes are an integral part of these financial statements.

56   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Energy Equipment & Services | 3.3%
Atlas Energy Solutions, Inc.	26,702	$251,533
Cactus, Inc., Class A	10,117	462,144
Kodiak Gas Services, Inc.	10,387	388,474
		1,102,151

Entertainment | 1.5%
Roku, Inc. (*)	4,544	492,979

Ground Transportation | 1.4%
Landstar System, Inc.	3,233	464,582

Health Care Equipment & Supplies | 3.6%
Enovis Corp. (*)	22,406	596,896
Inspire Medical Systems, Inc. (*)	2,481	228,823
TransMedics Group, Inc. (*)	3,074	373,952
		1,199,671

Health Care Providers & Services | 1.3%
Guardian Pharmacy Services, Inc., Class A (*)	14,520	436,907

Health Care Technology | 2.3%
Certara, Inc. (*)	32,809	289,047
Doximity, Inc., Class A (*)	10,565	467,818
		756,865

Hotels, Restaurants & Leisure | 5.0%
First Watch Restaurant Group, Inc. (*)	47,099	710,253
Kura Sushi USA, Inc., Class A (*)	7,093	371,177
Wyndham Hotels & Resorts, Inc.	7,667	579,318
		1,660,748

Insurance | 2.2%
First American Financial Corp.	11,628	714,424

IT Services | 3.3%
DigitalOcean Holdings, Inc. (*)	22,382	1,077,022

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   57

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (continued)

Leisure Products | 1.5%
Brunswick Corp.	6,901	$512,330

Life Sciences Tools & Services | 0.8%
Maravai LifeSciences Holdings, Inc., Class A (*)	81,478	264,804

Machinery | 6.8%
Gates Industrial Corp. PLC (*)	21,953	471,331
Middleby Corp. (*)	4,128	613,710
Nordson Corp.	1,979	475,811
Toro Co.	8,877	698,797
		2,259,649

Media | 1.7%
NIQ Global Intelligence PLC	34,466	568,344

Oil, Gas & Consumable Fuels | 1.1%
Antero Resources Corp. (*)	10,336	356,179

Pharmaceuticals | 0.8%
Axsome Therapeutics, Inc. (*)	1,426	260,445

Semiconductors & Semiconductor Equipment | 4.7%
Credo Technology Group Holding Ltd. (*)	1,756	252,671
Diodes, Inc. (*)	9,827	484,864
Onto Innovation, Inc. (*)	2,236	352,975
Rambus, Inc. (*)	4,870	447,504
		1,538,014

Software | 3.5%
SPS Commerce, Inc. (*)	2,777	247,514
Zeta Global Holdings Corp., Class A (*)	44,413	903,805
		1,151,319

Specialized REITs | 2.1%
CubeSmart	18,857	679,795

The accompanying notes are an integral part of these financial statements.

58   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Small Cap Equity Select Portfolio (concluded)

Specialty Retail | 2.2%
Floor & Decor Holdings, Inc., Class A (*)	11,996	$730,436

Total Common Stocks (Cost $28,625,894)		33,215,427

Short-Term Investments | 0.6%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $186,322)	186,322	186,322

Total Investments | 101.0% (Cost $28,812,216)		$33,401,749

Liabilities in Excess of Cash and Other Assets | (1.0)%		(342,126)

Net Assets | 100.0%		$33,059,623

(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   59

The Lazard Funds, Inc. Abbreviations

December 31, 2025

Security Abbreviations:
ADR	—	American Depositary Receipt
CDI	—	CHESS Depositary Interest
GDR	—	Global Depositary Receipt
JSC	—	Joint Stock Company
KSC	—	Kuwait Shareholding Company
NVDR	—	Non-Voting Depository Receipt
PJSC	—	Public Joint Stock Company
QSC	—	Qatar Shareholder Company
REITs	—	Real Estate Investment Trust

Currency Abbreviations:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound Sterling
HKD	—	Hong Kong Dollar
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Counterparty Abbreviations:
BNP	—	BNP Paribas SA
BNY	—	Bank of New York Mellon
CAN	—	Canadian Imperial Bank of Commerce
CIT	—	Citibank N.A.
HSB	—	HSBC Bank USA N.A.
MSC	—	Morgan Stanley & Co.
RBC	—	Royal Bank of Canada
SCB	—	Standard Chartered Bank
SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

60   Annual Financial Statements

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The Lazard Funds, Inc. Statements of Assets and Liabilities

December 31, 2025	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio
ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$103,229,202	$674,814,729
Affiliated issuers (Note 5)	561,282	8,101,245
Cash	—	1,691
Foreign currency, at fair value	115,043	21,119
Receivables for:
Dividends	149,721	1,305,844
Capital stock sold	119,708	1,512,023
Investments sold	—	—
Amount due from Investment Manager (Note 3)	—	—
Gross unrealized appreciation on forward currency contracts	—	—
Total assets	104,174,956	685,756,651
LIABILITIES
Due to custodian	98,937	—
Payables for:
Foreign capital gains taxes	309,272	1,627,103
Management fees	83,576	422,110
Accrued professional services	40,260	30,919
Accrued custodian fees	37,376	73,041
Accrued administration fees	19,511	49,760
Accrued distribution fees	699	489
Accrued registration fees	506	321
Accrued directors’ fees	182	—
Capital stock redeemed	69,742	496,041
Investments purchased	181	—
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	9,495	9,286
Total liabilities	669,737	2,709,070
Net assets	$103,505,219	$683,047,581
NET ASSETS
Paid in capital	$177,543,953	$578,534,333
Distributable earnings (Accumulated loss)	(74,038,734)	104,513,248
Net assets	$103,505,219	$683,047,581
Institutional Shares
Net assets	$98,025,610	$508,674,146
Shares of capital stock outstanding*	5,534,973	32,493,930
Net asset value, offering and redemption price per share	$17.71	$15.65
Open Shares
Net assets	$5,479,609	$2,269,210
Shares of capital stock outstanding*	311,297	145,063
Net asset value, offering and redemption price per share	$17.60	$15.64

The accompanying notes are an integral part of these financial statements.

62   Annual Financial Statements

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Small Cap Equity Portfolio	Lazard International Equity Portfolio
$6,321,269,048	$36,690,540	$10,443,149,265	$12,763,844	$1,144,303,132
251,512,670	821,443	701,047,586	127,097	24,331,939
—	889	6,249	30	5,707
2,772,625	3,544	5,058	2,542	8,218

18,303,292	325,636	39,668,283	54,845	6,885,291
19,926,947	3,000	20,856,029	4,330	4,745,020
22,896	—	9,920,483	—	—
—	—	—	7,531	—

—	—	259,603	—	—
6,613,807,478	37,845,052	11,214,912,556	12,960,219	1,180,279,307

2,600,790	—	—	—	—

11,850,292	—	—	—	—
5,442,984	24,073	8,409,359	—	745,256
122,479	33,398	153,316	33,079	67,326
541,804	43,988	1,134,556	20,889	160,676
334,370	15,194	630,185	12,537	106,374
91,846	13	63,209	1,475	17,398
—	518	51,964	—	8,955
—	517	—	44	87
3,447,065	67,609	14,602,160	2,014	710,893
2,692,534	226,545	11,092,185	—	—

—	—	16,163,147	—	—
151,790	9,880	352,974	4,724	50,784
27,275,954	421,735	52,653,055	74,762	1,867,749
$6,586,531,524	$37,423,317	$11,162,259,501	$12,885,457	$1,178,411,558

$5,834,522,395	$44,208,323	$9,156,540,940	$12,248,769	$863,410,147
752,009,129	(6,785,006)	2,005,718,561	636,688	315,001,411
$6,586,531,524	$37,423,317	$11,162,259,501	$12,885,457	$1,178,411,558

$6,141,185,413	$37,363,894	$10,865,039,104	$6,386,620	$1,014,032,564
247,511,788	5,191,949	598,049,732	602,845	54,085,928

$24.81	$7.20	$18.17	$10.59	$18.75

$368,321,859	$59,423	$297,220,397	$6,498,837	$73,698,883
14,322,945	8,268	16,354,234	611,383	3,857,517

$25.72	$7.19	$18.17	$10.63	$19.11

Annual Financial Statements   63

December 31, 2025	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio
R6 Shares
Net assets	—	$172,104,225
Shares of capital stock outstanding*	—	10,993,857
Net asset value, offering and redemption price per share	—	$15.65
Cost of unaffiliated issuers	$57,111,441	$585,714,536
Cost of affiliated issuers	$561,282	$8,101,245
Cost of foreign currency	$113,431	$21,110

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

64   Annual Financial Statements

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Small Cap Equity Portfolio	Lazard International Equity Portfolio
$77,024,252	—	—	—	$90,680,111
3,102,236	—	—	—	4,849,541

$24.83	—	—	—	$18.70
$4,830,966,614	$40,492,272	$8,039,440,530	$11,861,353	$849,708,793
$251,512,670	$821,443	$973,725,973	$127,097	$24,331,939
$2,799,969	$3,536	$5,075	$2,691	$8,224

Annual Financial Statements   65

December 31, 2025	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio
ASSETS
Investment in securities, at fair value:
Unaffiliated issuers	$56,371,842	$545,795,760
Affiliated issuers (Note 5)	747,099	12,839,270
Cash	51	1,566
Foreign currency, at fair value	3,432	45,962
Receivables for:
Dividends	208,751	567,772
Capital stock sold	109,874	998,213
Investments sold	—	—
Total assets	57,441,049	560,248,543
LIABILITIES
Payables for:
Management fees	40,067	355,970
Foreign capital gains taxes	35,153	—
Accrued professional services	33,022	34,537
Accrued custodian fees	28,327	54,899
Accrued administration fees	16,228	49,935
Accrued shareholders’ services	3,783	10,555
Accrued registration fees	578	4,799
Accrued distribution fees	542	509
Accrued directors’ fees	151	—
Capital stock redeemed	6,383	470,623
Investments purchased	—	—
Other accrued expenses and payables	2,480	4,742
Total liabilities	166,714	986,569
Net assets	$57,274,335	$559,261,974
NET ASSETS
Paid in capital	$42,138,150	$531,690,460
Distributable earnings (Accumulated loss)	15,136,185	27,571,514
Net assets	$57,274,335	$559,261,974
Institutional Shares
Net assets	$54,450,247	$504,449,361
Shares of capital stock outstanding*	4,247,328	29,530,022
Net asset value, offering and redemption price per share	$12.82	$17.08
Open Shares
Net assets	$2,824,088	$2,584,312
Shares of capital stock outstanding*	219,086	152,245
Net asset value, offering and redemption price per share	$12.89	$16.97
R6 Shares
Net assets	—	$52,228,301
Shares of capital stock outstanding*	—	3,056,769
Net asset value, offering and redemption price per share	—	$17.09
Cost of unaffiliated issuers	$41,197,266	$516,527,871
Cost of affiliated issuers	$747,099	$12,839,270
Cost of foreign currency	$3,427	$45,969

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares value is rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

66   Annual Financial Statements

Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio		Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio
$1,456,747,655	$35,452,039		$79,757,301	$33,215,427
76,926,151	14,466		2,244,274	186,322
50,223	—		—	—
975,649	—		—	—

12,648,118	1,587		46,703	10,287
1,636,964	114		—	955
5,312,971	422,049		—	94,535
1,554,297,731	35,890,255		82,048,278	33,507,526

1,019,000	35,195		41,401	13,106
2,539,636	—		—	—
97,892	40,633		26,268	30,444
376,014	30,901		35,318	32,633
162,218	15,186		18,058	14,249
41,508	9,113		4,152	3,954
15,408	269		2,070	—
49,187	2,733		201	1,380
4,532	77		224	144
3,824,866	5,620		11,924	132,245
13,440,469	—		30,799	215,876
155,866	9,867		4,577	3,872
21,726,596	149,594		174,992	447,903
$1,532,571,135	$35,740,661		$81,873,286	$33,059,623

$1,083,792,252	$30,828,816		$48,857,769	$27,750,878
448,778,883	4,911,845		33,015,517	5,308,745
$1,532,571,135	$35,740,661		$81,873,286	$33,059,623

$1,328,487,456	$25,153,296		$49,404,499	$26,581,312
101,234,075	1,971,023		2,965,025	2,281,274

$13.12	$12.76		$16.66	$11.65

$194,797,598	$10,586,838		$902,473	$5,905,972
14,626,753	794,989		53,801	587,600

$13.32	$13.32		$16.77	$10.05

$9,286,081	$527		$31,566,314	$572,339
706,555	39	†	1,893,358	48,921

$13.14	$13.64		$16.67	$11.70
$1,064,441,236	$30,075,952		$48,136,770	$28,625,894
$76,926,151	$14,466		$2,244,274	$186,322
$975,702	$—		$—	$—

Annual Financial Statements   67

The Lazard Funds, Inc. Statements of Operations

For the Year Ended December 31, 2025	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio
Investment Income
Dividends:
Unaffiliated issuers*	$1,965,123	$9,026,445
Affiliated issuers (Note 5)	14,638	74,221
Interest	35,316	116,708
Total investment income	2,015,077	9,217,374
Expenses
Management fees (Note 3)	945,807	2,926,542
Professional services	57,805	83,766
Custodian fees	38,477	98,379
Registration fees	34,329	56,698
Administration fees	29,109	66,063
Shareholders’ services	19,423	25,452
Distribution fees (Open Shares)	13,771	1,829
Directors’ fees and expenses	12,343	26,353
Shareholders’ reports	8,038	10,938
Other^	9,443	38,482
Total gross expenses	1,168,545	3,334,502
Management fees waived and expenses reimbursed	(113,332)	(5,873)
Total net expenses	1,055,213	3,328,629
Net investment income (loss)	959,864	5,888,745
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	5,855,273	38,047,901
Affiliated issuers (Note 5)	—	—
Foreign currency transactions	(49,984)	(679,163)
Forward currency contracts	—	—
Total net realized gain (loss)	5,805,289	37,368,738
Net change in unrealized appreciation (depreciation) on:
Investments†	21,020,381	72,843,117
Affiliated issuers (Note 5)	—	—
Foreign currency translations	879	(5,577)
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	21,021,260	72,837,540
Net realized and unrealized gain (loss)	26,826,549	110,206,278
Net increase (decrease) in net assets resulting from operations	$27,786,413	$116,095,023
* Net of foreign withholding taxes paid (reclaimed)	$269,299	$1,265,337
** Net of foreign capital gains taxes of	$8,102	$494,356
† Includes net change in foreign capital gains taxes of	$(175,238)	$(1,300,046)
^ Includes interest on line of credit (Note 6)	$27	$13,864

The accompanying notes are an integral part of these financial statements.

68   Annual Financial Statements

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Small Cap Equity Portfolio		Lazard International Equity Portfolio
$186,361,493 #	$2,977,567 #	$316,288,009 #	$208,159	#	$29,228,287	#
2,290,873	6,136	65,700,711	744		243,395
4,646,966	80,561	16,926,937	7,180		782,989
193,299,332	3,064,264	398,915,657	216,083		30,254,671

45,433,937	652,878	89,320,019	84,387		8,238,115
325,438	51,789	625,904	50,848		152,262
1,064,757	49,766	1,672,005	15,359		219,161
386,772	37,326	314,991	40,589		64,132
465,757	27,488	900,275	18,693		151,981
344,507	11,427	732,692	11,400		97,089
775,967	371	735,101	18,587		169,313
299,995	15,109	735,102	5,819		86,141
130,963	6,712	320,809	5,674		40,984
235,649	13,684	404,872	4,836		54,125
49,463,742	866,550	95,761,770	256,192		9,273,303
(91,204)	(87,379)	(165,078)	(121,582)		(30,309)
49,372,538	779,171	95,596,692	134,610		9,242,994
143,926,794	2,285,093	303,318,965	81,473		21,011,677

166,364,855	(3,679,669)	530,282,030	2,535,006		153,602,137
—	—	(18,923,975)	—		—
(3,542,477)	(58,918)	(1,574,172)	3,256		182,205
—	—	(462,381,261)	—		—
162,822,378	(3,738,587)	47,402,622	2,538,262		153,784,342

1,257,778,324	13,776,799	1,344,048,873	596,874		138,452,394
—	—	493,060,257	—		—
57,310	24,760	1,184,224	5,813		759,389
—	—	(112,077,116)	—		—

1,257,835,634	13,801,559	1,726,216,238	602,687		139,211,783
1,420,658,012	10,062,972	1,773,618,860	3,140,949		292,996,125

$1,564,584,806	$12,348,065	$2,076,937,825	$3,222,422		$314,007,802
$20,209,788 #	$137,662 #	$20,821,905 #	$16,803	#	$2,176,356	#
$949,119	$—	$—	$—		$—
$(6,575,029)	$—	$—	$—		$—
$—	$2,324	$—	$8		$—

#	Dividend income for Lazard Emerging Markets Equity Portfolio, Lazard Equity Franchise Portfolio, Lazard Global Listed Infrastructure Portfolio, Lazard Global Small Cap Equity Portfolio and Lazard International Equity Portfolio includes $469,581, $32,730, $472,504, $3,186 and $6,666, respectively, of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $20,679,369, $170,392, $21,294,409, $19,989 and $2,183,022, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

Annual Financial Statements   69

For the Year Ended December 31, 2025	Lazard International Equity Select Portfolio		Lazard International Quality Growth Portfolio
Investment Income
Dividends:
Unaffiliated issuers*	$1,532,991	#	$6,411,769	#
Affiliated issuers (Note 5)	7,638		115,074
Interest	32,579		239,087
Total investment income	1,573,208		6,765,930
Expenses
Management fees (Note 3)	356,263		3,198,187
Professional services	53,312		65,535
Registration fees	36,460		51,460
Custodian fees	26,085		71,037
Administration fees	24,137		70,590
Shareholders’ services	12,906		30,383
Directors’ fees and expenses	9,343		33,724
Distribution fees (Open Shares)	6,838		6,269
Shareholders’ reports	5,020		16,073
Other^	6,773		25,079
Total gross expenses	537,137		3,568,337
Management fees waived and expenses reimbursed	(36,405)		(19,020)
Total net expenses	500,732		3,549,317
Net investment income (loss)	1,072,476		3,216,613

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	1,908,598		25,165,483
Foreign currency transactions	12,893		(20,089)
Total net realized gain (loss)	1,921,491		25,145,394
Net change in unrealized appreciation (depreciation) on:
Investments†	8,894,460		8,608,667
Foreign currency translations	20,533		34,516
Total net change in unrealized appreciation (depreciation)	8,914,993		8,643,183
Net realized and unrealized gain (loss)	10,836,484		33,788,577
Net increase (decrease) in net assets resulting from operations	$11,908,960		$37,005,190
* Net of foreign withholding taxes paid (reclaimed)	$(39,832	)#	$646,487	#
** Net of foreign capital gains taxes of	$2,669		$—
† Includes net change in foreign capital gains taxes of	$(35,153)		$—
^ Includes interest on line of credit (Note 6)	$—		$—

#	Dividend income for Lazard International Equity Select Portfolio and Lazard International Quality Growth Portfolio includes $191,056 and $43,631, respectively, of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $151,224 and $690,118, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

70   Annual Financial Statements

Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio
$44,292,192	$313,810	$965,398	$391,144
401,459	3,458	33,951	4,324
968,970	12,874	69,761	—
45,662,621	330,142	1,069,110	395,468

15,526,639	285,477	454,580	261,597
269,860	51,025	42,956	45,689
79,093	37,977	39,584	47,074
519,563	29,353	36,527	32,249
249,309	22,979	27,618	21,646
150,015	31,057	13,997	13,430
191,037	8,388	12,093	8,061
512,994	27,617	2,452	15,595
127,229	12,267	7,870	6,433
224,737	5,299	12,048	8,163
17,850,476	511,439	649,725	459,937
(20,754)	(104,857)	(67,317)	(112,488)
17,829,722	406,582	582,408	347,449
27,832,899	(76,440)	486,702	48,019

500,621,386	(147,847)	11,800,450	1,413,645
698,813	—	—	—
501,320,199	(147,847)	11,800,450	1,413,645

(31,692,995)	1,960,175	(1,151,990)	(785,923)
1,424,957	—	—	—

(30,268,038)	1,960,175	(1,151,990)	(785,923)
471,052,161	1,812,328	10,648,460	627,722

$498,885,060	$1,735,888	$11,135,162	$675,741
$4,386,632	$—	$—	$229
$983,170	$—	$—	$—
$(1,056,866)	$—	$—	$—
$87,375	$1,812	$411	$286

Annual Financial Statements   71

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Developing Markets Equity Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$959,864	$895,974
Net realized gain (loss)	5,805,289	(710,504)
Net change in unrealized appreciation (depreciation)	21,021,260	5,617,110
Net increase (decrease) resulting from operations	27,786,413	5,802,580
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	(1,142,644)	(699,965)
Open Shares	(51,220)	(32,633)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(1,193,864)	(732,598)
Capital stock transactions
Net proceeds from sales
Institutional Shares	7,404,892	15,828,490
Open Shares	1,973,439	1,140,731
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	926,618	574,602
Open Shares	44,690	28,880
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(18,289,725)	(24,941,316)
Open Shares	(3,606,523)	(1,644,281)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(11,546,609)	(9,012,894)
Total increase (decrease) in net assets	15,045,940	(3,942,912)
Net assets at beginning of period	88,459,279	92,402,191
Net assets at end of period	$103,505,219	$88,459,279
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	6,184,312	6,846,091
Shares sold	488,706	1,170,762
Shares issued to shareholders from reinvestment of distributions	53,926	42,437
Shares redeemed	(1,191,971)	(1,874,978)
Net increase (decrease)	(649,339)	(661,779)
Shares outstanding at end of period	5,534,973	6,184,312

The accompanying notes are an integral part of these financial statements.

72   Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio		Lazard Emerging Markets Equity Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
$5,888,745	$2,553,874	$143,926,794	$105,211,043
37,368,738	5,594,253	162,822,378	135,835,544
72,837,540	4,877,317	1,257,835,634	(62,277,452)
116,095,023	13,025,444	1,564,584,806	178,769,135

(9,453,784)	(2,756,760)	(122,673,455)	(89,312,277)
(35,968)	(3,380)	(6,355,560)	(7,208,738)
(3,242,625)	(31,674)	(1,470,568)	(943,205)

(12,732,377)	(2,791,814)	(130,499,583)	(97,464,220)

291,734,823	91,879,720	2,741,438,641	860,595,146
2,999,627	2,139,611	49,347,496	24,706,468
228,310,725	2,377,377	47,702,531	6,500,639

9,431,804	2,741,460	116,324,262	85,407,456
35,968	3,380	6,017,916	7,030,590
3,242,508	31,674	514,905	247,672

(63,792,655)	(42,946,657)	(976,410,317)	(464,722,988)
(1,171,206)	(2,163,012)	(53,258,672)	(54,745,198)
(87,491,567)	(177,889)	(17,874,607)	(4,131,890)

383,300,027	53,885,664	1,913,802,155	460,887,895
486,662,673	64,119,294	3,347,887,378	542,192,810
196,384,908	132,265,614	3,238,644,146	2,696,451,336
$683,047,581	$196,384,908	$6,586,531,524	$3,238,644,146

16,237,178	12,128,657	164,138,454	139,428,415
20,251,133	7,662,469	124,833,097	45,864,772

612,136	228,431	4,767,388	4,744,859
(4,606,517)	(3,782,379)	(46,227,151)	(25,899,592)
16,256,752	4,108,521	83,373,334	24,710,039
32,493,930	16,237,178	247,511,788	164,138,454

Annual Financial Statements   73

	Lazard Developing Markets Equity Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Open Shares
Shares outstanding at beginning of period	416,605	453,059
Shares sold	120,883	86,401
Shares issued to shareholders from reinvestment of distributions	2,623	2,146
Shares redeemed	(228,814)	(125,001)
Net increase (decrease)	(105,308)	(36,454)
Shares outstanding at end of period	311,297	416,605
R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

74   Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio		Lazard Emerging Markets Equity Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
22,617	23,716	14,335,590	15,528,827
210,604	181,053	2,176,318	1,314,853

2,336	282	237,956	376,975
(90,494)	(182,434)	(2,426,919)	(2,885,065)
122,446	(1,099)	(12,645)	(1,193,237)
145,063	22,617	14,322,945	14,335,590

195,690	13,936	1,731,366	1,587,936
16,225,717	194,642	2,141,420	354,974

210,422	2,641	21,085	13,752
(5,637,972)	(15,529)	(791,635)	(225,296)
10,798,167	181,754	1,370,870	143,430
10,993,857	195,690	3,102,236	1,731,366

Annual Financial Statements   75

	Lazard Equity Franchise Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$2,285,093	$4,121,948
Net realized gain (loss)	(3,738,587)	21,268,587
Net change in unrealized appreciation (depreciation)	13,801,559	(29,976,107)
Net increase (decrease) resulting from operations	12,348,065	(4,585,572)
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	(6,843,527)	(22,784,045)
Open Shares	(15,578)	(21,113)
Net decrease in net assets resulting from distributions	(6,859,105)	(22,805,158)
Capital stock transactions
Net proceeds from sales
Institutional Shares	5,960,956	82,216,326
Open Shares	89,562	59,759
Net proceeds from reinvestment of distributions
Institutional Shares	6,841,231	22,782,143
Open Shares	15,578	21,113
Cost of shares redeemed
Institutional Shares	(153,887,097)	(23,359,326)
Open Shares	(183,916)	(83,506)
Net increase (decrease) in net assets from capital stock transactions	(141,163,686)	81,636,509
Total (decrease) increase in net assets	(135,674,726)	54,245,779
Net assets at beginning of period	173,098,043	118,852,264
Net assets at end of period	$37,423,317	$173,098,043

The accompanying notes are an integral part of these financial statements.

76   Annual Financial Statements

Lazard Global Listed Infrastructure Portfolio		Lazard Global Small Cap Equity Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
$303,318,965	$284,353,336	$81,473	$154,335
47,402,622	650,274,801	2,538,262	(503,594)
1,726,216,238	(366,409,056)	602,687	(39,543)
2,076,937,825	568,219,081	3,222,422	(388,802)

(639,699,603)	(352,614,835)	(108,516)	(53,958)
(18,450,448)	(10,962,951)	(120,899)	(100,497)

(658,150,051)	(363,577,786)	(229,415)	(154,455)

2,645,322,952	1,819,989,057	3,276,620	337,672
83,579,539	55,304,450	1,280,630	131,273

586,019,345	316,448,556	107,390	50,794
18,008,362	10,721,901	118,660	98,296

(1,898,416,659)	(2,568,999,474)	(824,629)	(2,273,479)
(120,147,396)	(83,957,227)	(3,013,653)	(905,800)

1,314,366,143	(450,492,737)	945,018	(2,561,244)
2,733,153,917	(245,851,442)	3,938,025	(3,104,501)
8,429,105,584	8,674,957,026	8,947,432	12,051,933
$11,162,259,501	$8,429,105,584	$12,885,457	$8,947,432

Annual Financial Statements   77

	Lazard Equity Franchise Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	20,757,420	12,002,692
Shares sold	724,747	8,427,290
Shares issued to shareholders from reinvestment of distributions	886,548	2,738,238
Shares redeemed	(17,176,766)	(2,410,800)
Net increase (decrease)	(15,565,471)	8,754,728
Shares outstanding at end of period	5,191,949	20,757,420
Open Shares
Shares outstanding at beginning of period	17,512	17,882
Shares sold	9,912	5,842
Shares issued to shareholders from reinvestment of distributions	1,960	2,538
Shares redeemed	(21,116)	(8,750)
Net decrease	(9,244)	(370)
Shares outstanding at end of period	8,268	17,512

The accompanying notes are an integral part of these financial statements.

78   Annual Financial Statements

Lazard Global Listed Infrastructure Portfolio		Lazard Global Small Cap Equity Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
521,906,235	549,085,089	346,632	572,771
153,218,782	115,972,243	332,327	40,997

33,246,028	20,223,129	10,098	6,388
(110,321,313)	(163,374,226)	(86,212)	(273,524)
76,143,497	(27,178,854)	256,213	(226,139)
598,049,732	521,906,235	602,845	346,632

17,449,526	18,601,702	777,816	859,225
4,834,260	3,519,838	131,280	15,861

1,020,862	684,240	11,146	12,316
(6,950,414)	(5,356,254)	(308,859)	(109,586)
(1,095,292)	(1,152,176)	(166,433)	(81,409)
16,354,234	17,449,526	611,383	777,816

Annual Financial Statements   79

	Lazard International Equity Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$21,011,677	$20,600,239
Net realized gain (loss)	153,784,342	69,912,653
Net change in unrealized appreciation (depreciation)	139,211,783	(17,150,572)
Net increase (decrease) resulting from operations	314,007,802	73,362,320
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	(114,464,070)	(68,131,831)
Open Shares	(8,015,216)	(4,651,499)
R6 Shares	(10,148,386)	(5,805,616)
Net decrease in net assets resulting from distributions	(132,627,672)	(78,588,946)
Capital stock transactions
Net proceeds from sales
Institutional Shares	207,800,827	185,403,194
Open Shares	11,506,285	8,785,558
R6 Shares	10,099,093	5,989,261
Net proceeds from reinvestment of distributions
Institutional Shares	106,241,998	62,956,514
Open Shares	7,581,570	4,383,129
R6 Shares	9,590,347	5,588,186
Cost of shares redeemed
Institutional Shares	(247,642,397)	(469,477,241)
Open Shares	(14,465,525)	(10,803,094)
R6 Shares	(12,104,504)	(13,981,427)
Net increase (decrease) in net assets from capital stock transactions	78,607,694	(221,155,920)
Total increase (decrease) in net assets	259,987,824	(226,382,546)
Net assets at beginning of period	918,423,734	1,144,806,280
Net assets at end of period	$1,178,411,558	$918,423,734

The accompanying notes are an integral part of these financial statements.

80   Annual Financial Statements

Lazard International Equity Select Portfolio		Lazard International Quality Growth Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
$1,072,476	$860,178	$3,216,613	$2,030,880
1,921,491	941,523	25,145,394	10,469,305
8,914,993	(441,801)	8,643,183	1,147,974
11,908,960	1,359,900	37,005,190	13,648,159

(1,341,194)	(809,532)	(21,524,966)	(8,444,328)
(62,122)	(38,484)	(103,514)	(52,231)
—	—	(2,232,423)	(289,076)

(1,403,316)	(848,016)	(23,860,903)	(8,785,635)

8,225,507	9,302,709	284,556,924	92,343,624
595,092	735,500	600,792	326,077
—	—	42,354,124	9,469,681

1,174,820	714,979	15,290,654	8,179,271
59,473	36,637	101,679	52,231
—	—	2,228,538	285,343

(12,045,270)	(13,973,464)	(101,279,375)	(67,013,768)
(931,868)	(1,081,259)	(301,597)	(123,961)
—	—	(3,679,060)	(63,667)

(2,922,246)	(4,264,898)	239,872,679	43,454,831
7,583,398	(3,753,014)	253,016,966	48,317,355
49,690,937	53,443,951	306,245,008	257,927,653
$57,274,335	$49,690,937	$559,261,974	$306,245,008

Annual Financial Statements   81

	Lazard International Equity Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	50,306,146	62,778,851
Shares sold	11,374,596	10,927,536
Shares issued to shareholders from reinvestment of distributions	5,664,975	3,922,777
Shares redeemed	(13,259,789)	(27,323,018)
Net increase (decrease)	3,779,782	(12,472,705)
Shares outstanding at end of period	54,085,928	50,306,146

Open Shares
Shares outstanding at beginning of period	3,618,341	3,461,398
Shares sold	604,058	509,739
Shares issued to shareholders from reinvestment of distributions	396,746	268,747
Shares redeemed	(761,628)	(621,543)
Net increase (decrease)	239,176	156,943
Shares outstanding at end of period	3,857,517	3,618,341

R6 Shares
Shares outstanding at beginning of period	4,441,270	4,560,047
Shares sold	541,653	357,775
Shares issued to shareholders from reinvestment of distributions	512,806	349,418
Shares redeemed	(646,188)	(825,970)
Net increase (decrease)	408,271	(118,777)
Shares outstanding at end of period	4,849,541	4,441,270

The accompanying notes are an integral part of these financial statements.

82   Annual Financial Statements

Lazard International Equity Select Portfolio		Lazard International Quality Growth Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
4,467,741	4,815,470	18,435,403	16,441,822
706,735	843,008	16,126,913	5,598,078

92,123	67,402	898,393	507,714
(1,019,271)	(1,258,139)	(5,930,687)	(4,112,211)
(220,413)	(347,729)	11,094,619	1,993,581
4,247,328	4,467,741	29,530,022	18,435,403

243,317	272,190	129,114	113,448
48,154	65,343	35,909	20,152

4,639	3,432	6,009	3,260
(77,024)	(97,648)	(18,787)	(7,746)
(24,231)	(28,873)	23,131	15,666
219,086	243,317	152,245	129,114

—	—	623,556	33,251
—	—	2,518,014	576,546

—	—	130,860	17,701
—	—	(215,661)	(3,942)
—	—	2,433,213	590,305
—	—	3,056,769	623,556

Annual Financial Statements   83

	Lazard International Strategic Equity Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$27,832,899	$47,672,539
Net realized gain (loss)	501,320,199	533,305,817
Net change in unrealized appreciation (depreciation)	(30,268,038)	(563,547,788)
Net increase (decrease) resulting from operations	498,885,060	17,430,568
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	(320,461,178)	(287,394,874)
Open Shares	(45,491,842)	(23,617,745)
R6 Shares	(2,548,601)	(6,226,227)
Net decrease in net assets resulting from distributions	(368,501,621)	(317,238,846)
Capital stock transactions
Net proceeds from sales
Institutional Shares	147,489,548	307,762,541
Open Shares	30,102,427	26,600,187
R6 Shares	5,739,931	10,214,598
Net proceeds from reinvestment of distributions
Institutional Shares	313,508,083	276,624,074
Open Shares	41,380,789	21,773,270
R6 Shares	2,243,195	5,601,431
Cost of shares redeemed
Institutional Shares	(1,559,571,507)	(1,958,688,413)
Open Shares	(76,063,225)	(137,905,488)
R6 Shares	(58,830,131)	(33,953,706)
Net decrease in net assets from capital stock transactions	(1,154,000,890)	(1,481,971,506)
Total (decrease) increase in net assets	(1,023,617,451)	(1,781,779,784)
Net assets at beginning of period	2,556,188,586	4,337,968,370
Net assets at end of period	$1,532,571,135	$2,556,188,586

The accompanying notes are an integral part of these financial statements.

84   Annual Financial Statements

Lazard US Equity Concentrated Portfolio		Lazard US Equity Focus Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
$(76,440)	$362,552	$486,702	$703,644
(147,847)	71,595,620	11,800,450	6,524,267
1,960,175	(62,884,583)	(1,151,990)	4,997,803
1,735,888	9,073,589	11,135,162	12,225,714

—	(34,162,471)	(6,120,159)	(2,952,737)
—	(8,334,482)	(114,914)	(72,533)
—	(281)	(3,943,212)	(2,801,191)

—	(42,497,234)	(10,178,285)	(5,826,461)

3,402,704	14,790,865	1,349,400	2,657,969
223,300	1,283,766	178,690	77,322
—	500	2,058,178	4,713,848

—	32,922,510	6,058,269	2,923,439
—	8,056,382	114,891	72,522
—	281	3,943,064	2,797,511

(27,921,966)	(153,820,336)	(5,749,481)	(5,171,425)
(3,328,567)	(11,078,583)	(577,035)	(197,706)
—	(24,850)	(19,988,560)	(12,597,384)

(27,624,529)	(107,869,465)	(12,612,584)	(4,723,904)
(25,888,641)	(141,293,110)	(11,655,707)	1,675,349
61,629,302	202,922,412	93,528,993	91,853,644
$35,740,661	$61,629,302	$81,873,286	$93,528,993

Annual Financial Statements   85

	Lazard International Strategic Equity Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	171,310,239	255,236,019
Shares sold	10,236,340	19,668,576
Shares issued to shareholders from reinvestment of distributions	23,496,334	20,457,393
Shares redeemed	(103,808,838)	(124,051,749)
Net increase (decrease)	(70,076,164)	(83,925,780)
Shares outstanding at end of period	101,234,075	171,310,239

Open Shares
Shares outstanding at beginning of period	14,576,837	19,879,784
Shares sold	1,990,585	1,687,023
Shares issued to shareholders from reinvestment of distributions	3,060,087	1,592,241
Shares redeemed	(5,000,756)	(8,582,211)
Net increase (decrease)	49,916	(5,302,947)
Shares outstanding at end of period	14,626,753	14,576,837

R6 Shares
Shares outstanding at beginning of period	3,865,023	4,967,707
Shares sold	386,601	644,778
Shares issued to shareholders from reinvestment of distributions	162,452	413,756
Shares redeemed	(3,707,521)	(2,161,218)
Net decrease	(3,158,468)	(1,102,684)
Shares outstanding at end of period	706,555	3,865,023

*	On May 16, 2025, the Portfolio effected a 1:3 reverse share split. The data prior to May 16, 2025 has been adjusted to reflect the reverse share split.

The accompanying notes are an integral part of these financial statements.

86   Annual Financial Statements

Lazard US Equity Concentrated Portfolio		Lazard US Equity Focus Portfolio
Year Ended December 31, 2025*	Year Ended December 31, 2024*	Year Ended December 31, 2025	Year Ended December 31, 2024
4,146,756	7,088,616	2,869,775	2,838,393
277,061	779,071	76,480	163,820

—	2,757,329	362,760	176,264
(2,452,794)	(6,478,260)	(343,990)	(308,702)
(2,175,733)	(2,941,860)	95,250	31,382
1,971,023	4,146,756	2,965,025	2,869,775

1,054,023	812,597	72,490	75,579
19,631	55,507	10,695	4,368

—	645,543	6,834	4,344
(278,665)	(459,624)	(36,218)	(11,801)
(259,034)	241,426	(18,689)	(3,089)
794,989	1,054,023	53,801	72,490

39	934	2,731,939	3,053,800
—	17	126,597	275,390

—	22	235,865	168,573
—	(934)	(1,201,043)	(765,824)
—	(895)	(838,581)	(321,861)
39	39	1,893,358	2,731,939

Annual Financial Statements   87

	Lazard US Small Cap Equity Select Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$48,019	$(87,925)
Net realized gain (loss)	1,413,645	5,757,534
Net change in unrealized appreciation (depreciation)	(785,923)	(1,461,105)
Net increase (decrease) resulting from operations	675,741	4,208,504
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	(1,353,241)	(4,384,702)
Open Shares	(330,053)	(1,133,115)
R6 Shares	(27,513)	(28,855)
Net decrease in net assets resulting from distributions	(1,710,807)	(5,546,672)
Capital stock transactions
Net proceeds from sales
Institutional Shares	5,933,092	777,659
Open Shares	128,679	350,608
R6 Shares	330,338	159,722
Net proceeds from reinvestment of distributions
Institutional Shares	1,344,833	4,349,618
Open Shares	324,428	1,110,582
R6 Shares	27,513	28,855
Cost of shares redeemed
Institutional Shares	(10,482,277)	(5,595,679)
Open Shares	(1,469,230)	(1,287,100)
R6 Shares	(12,016)	(634)
Net decrease in net assets from capital stock transactions	(3,874,640)	(106,369)
Total decrease in net assets	(4,909,706)	(1,444,537)
Net assets at beginning of period	37,969,329	39,413,866
Net assets at end of period	$33,059,623	$37,969,329

The accompanying notes are an integral part of these financial statements.

88   Annual Financial Statements

	Lazard US Small Cap Equity Select Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	2,557,681	2,577,164
Shares sold	538,436	61,332
Shares issued to shareholders from reinvestment of distributions	119,056	357,225
Shares redeemed	(933,899)	(438,040)
Net decrease	(276,407)	(19,483)
Shares outstanding at end of period	2,281,274	2,557,681

Open Shares
Shares outstanding at beginning of period	690,148	667,798
Shares sold	13,157	30,958
Shares issued to shareholders from reinvestment of distributions	33,346	104,470
Shares redeemed	(149,051)	(113,078)
Net increase (decrease)	(102,548)	22,350
Shares outstanding at end of period	587,600	690,148

R6 Shares
Shares outstanding at beginning of period	17,663	3,122
Shares sold	29,859	12,231
Shares issued to shareholders from reinvestment of distributions	2,422	2,362
Shares redeemed	(1,023)	(52)
Net increase	31,258	14,541
Shares outstanding at end of period	48,921	17,663

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   89

The Lazard Funds, Inc. Financial Highlights

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$13.41	$12.66	$11.82	$15.40	$17.31
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.13	0.27	0.13	0.05
Net realized and unrealized gain (loss)	4.35	0.73	0.85	(3.61)	(1.81)
Total from investment operations	4.51	0.86	1.12	(3.48)	(1.76)
Less distributions from:
Net investment income	(0.21)	(0.11)	(0.28)	(0.09)	(0.15)
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.21)	(0.11)	(0.28)	(0.10)	(0.15)
Net asset value, end of period	$17.71	$13.41	$12.66	$11.82	$15.40
Total Return (b)	33.66%	6.81%	9.55%	–22.61%	–10.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$98,026	$82,908	$86,699	$91,910	$148,419
Ratios to average net assets:
Net expenses	1.10%	1.10%	1.13%	1.15%	1.15%
Gross expenses	1.22%	1.25%	1.24%	1.23%	1.15%
Net investment income (loss)	1.03%	0.99%	2.17%	1.02%	0.28%
Portfolio turnover rate	35%	24%	24%	30%	39%

The accompanying notes are an integral part of these financial statements.

90   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$13.33	$12.59	$11.75	$15.31	$17.21
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.10	0.23	0.10	—	(c)
Net realized and unrealized gain (loss)	4.31	0.72	0.86	(3.59)	(1.78)
Total from investment operations	4.43	0.82	1.09	(3.49)	(1.78)
Less distributions from:
Net investment income	(0.16)	(0.08)	(0.25)	(0.07)	(0.12)
Total distributions	(0.16)	(0.08)	(0.25)	(0.07)	(0.12)
Net asset value, end of period	$17.60	$13.33	$12.59	$11.75	$15.31
Total Return (b)	33.30%	6.50%	9.34%	–22.81%	–10.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,480	$5,551	$5,703	$5,487	$9,193
Ratios to average net assets:
Net expenses	1.35%	1.35%	1.38%	1.40%	1.40%
Gross expenses	1.56%	1.60%	1.59%	1.56%	1.45%
Net investment income (loss)	0.79%	0.76%	1.89%	0.76%	—	%(d)
Portfolio turnover rate	35%	24%	24%	30%	39%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Amount is less than $0.01 per share.
(d)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   91

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$11.93	$10.87	$9.83	$12.88	$13.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23	0.21	0.24	0.29	0.27
Net realized and unrealized gain (loss)	3.79	1.03	1.01	(3.01)	(0.15)
Total from investment operations	4.02	1.24	1.25	(2.72)	0.12
Less distributions from:
Net investment income	(0.15)	(0.18)	(0.21)	(0.29)	(0.22)
Net realized gains	(0.15)	—	—	(0.04)	(0.81)
Total distributions	(0.30)	(0.18)	(0.21)	(0.33)	(1.03)
Net asset value, end of period	$15.65	$11.93	$10.87	$9.83	$12.88
Total Return (b)	33.72%	11.41%	12.76%	–21.09%	0.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$508,674	$193,779	$131,856	$80,506	$68,538
Ratios to average net assets:
Net expenses	0.85%	0.91%	0.90%	0.91%	0.93%
Gross expenses	0.85%	0.95%	0.98%	1.11%	1.21%
Net investment income (loss)	1.65%	1.79%	2.33%	2.73%	1.90%
Portfolio turnover rate	76%	68%	61%	122%	88%

The accompanying notes are an integral part of these financial statements.

92   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$11.93	$10.87	$9.84	$12.88	$13.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.20	0.26	0.25	0.12
Net realized and unrealized gain (loss)	3.87	1.01	0.95	(2.98)	(0.04)
Total from investment operations	3.96	1.21	1.21	(2.73)	0.08
Less distributions from:
Net investment income	(0.10)	(0.15)	(0.18)	(0.27)	(0.18)
Net realized gains	(0.15)	—	—	(0.04)	(0.81)
Total distributions	(0.25)	(0.15)	(0.18)	(0.31)	(0.99)
Net asset value, end of period	$15.64	$11.93	$10.87	$9.84	$12.88
Total Return (b)	33.25%	11.13%	12.36%	–21.21%	0.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,269	$270	$258	$93	$979
Ratios to average net assets:
Net expenses	1.15%	1.16%	1.15%	1.16%	1.25%
Gross expenses	1.56%	2.36%	2.93%	3.20%	1.75%
Net investment income (loss)	0.65%	1.73%	2.60%	2.11%	0.80%
Portfolio turnover rate	76%	68%	61%	122%	88%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   93

Selected data for a share of capital stock outstanding	Year Ended		For the Period 2/22/23* to
throughout each period	12/31/25	12/31/24	12/31/23
R6 Shares
Net asset value, beginning of period	$11.94	$10.87	$10.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.17	0.20
Net realized and unrealized gain (loss)	3.86	1.09	0.61
Total from investment operations	4.01	1.26	0.81
Less distributions from:
Net investment income	(0.15)	(0.19)	(0.21)
Net realized gains	(0.15)	—	—
Total distributions	(0.30)	(0.19)	(0.21)
Net asset value, end of period	$15.65	$11.94	$10.87
Total Return (b)	33.63%	11.55%	7.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$172,104	$2,336	$152
Ratios to average net assets (c):
Net expenses	0.85%	0.86%	0.85%
Gross expenses	0.85%	1.48%	6.22%
Net investment income (loss)	1.02%	1.44%	2.25%
Portfolio turnover rate	76%	68%	61%

*	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

94   Annual Financial Statements

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$17.92	$17.17	$14.57	$18.12	$18.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.69	0.67	0.67	0.80	0.56
Net realized and unrealized gain (loss)	6.71	0.64	2.58	(3.49)	0.42
Total from investment operations	7.40	1.31	3.25	(2.69)	0.98
Less distributions from:
Net investment income	(0.51)	(0.56)	(0.65)	(0.86)	(0.89)
Total distributions	(0.51)	(0.56)	(0.65)	(0.86)	(0.89)
Net asset value, end of period	$24.81	$17.92	$17.17	$14.57	$18.12
Total Return (b)	41.33%	7.59%	22.39%	–14.86%	5.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,141,185	$2,941,483	$2,393,341	$2,281,187	$3,271,175
Ratios to average net assets:
Net expenses	1.07%	1.07%	1.08%	1.06%	1.07%
Gross expenses	1.07%	1.07%	1.08%	1.06%	1.07%
Net investment income (loss)	3.18%	3.66%	4.12%	4.92%	2.93%
Portfolio turnover rate	27%	20%	26%	23%	34%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   95

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$18.56	$17.76	$15.06	$18.70	$18.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.67	0.66	0.64	0.78	0.53
Net realized and unrealized gain (loss)	6.94	0.65	2.66	(3.60)	0.43
Total from investment operations	7.61	1.31	3.30	(2.82)	0.96
Less distributions from:
Net investment income	(0.45)	(0.51)	(0.60)	(0.82)	(0.84)
Total distributions	(0.45)	(0.51)	(0.60)	(0.82)	(0.84)
Net asset value, end of period	$25.72	$18.56	$17.76	$15.06	$18.70
Total Return (b)	41.02%	7.35%	22.03%	–15.09%	5.19%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$368,322	$266,112	$275,834	$251,237	$371,863
Ratios to average net assets:
Net expenses	1.32%	1.32%	1.34%	1.32%	1.32%
Gross expenses	1.32%	1.32%	1.34%	1.32%	1.32%
Net investment income (loss)	3.04%	3.47%	3.86%	4.71%	2.68%
Portfolio turnover rate	27%	20%	26%	23%	34%

The accompanying notes are an integral part of these financial statements.

96   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$17.93	$17.18	$14.58	$18.13	$18.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.70	0.68	0.60	0.78	0.54
Net realized and unrealized gain (loss)	6.71	0.63	2.65	(3.47)	0.44
Total from investment operations	7.41	1.31	3.25	(2.69)	0.98
Less distributions from:
Net investment income	(0.51)	(0.56)	(0.65)	(0.86)	(0.89)
Total distributions	(0.51)	(0.56)	(0.65)	(0.86)	(0.89)
Net asset value, end of period	$24.83	$17.93	$17.18	$14.58	$18.13
Total Return (b)	41.37%	7.59%	22.37%	–14.86%	5.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$77,024	$31,049	$27,276	$8,004	$9,880
Ratios to average net assets:
Net expenses	1.07%	1.07%	1.08%	1.06%	1.06%
Gross expenses	1.08%	1.08%	1.12%	1.10%	1.08%
Net investment income (loss)	3.24%	3.72%	3.68%	4.83%	2.83%
Portfolio turnover rate	27%	20%	26%	23%	34%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   97

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$8.33	$9.89	$9.06	$10.78	$10.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.25	0.23	0.18	0.14	0.15
Net realized and unrealized gain (loss)	0.12	(0.55)	1.51	(0.70)	2.14
Total from investment operations	0.37	(0.32)	1.69	(0.56)	2.29
Less distributions from:
Net investment income	(0.51)	(0.22)	(0.24)	(0.10)	(0.15)
Net realized gains	(0.99)	(1.02)	(0.62)	(1.06)	(1.53)
Total distributions	(1.50)	(1.24)	(0.86)	(1.16)	(1.68)
Net asset value, end of period	$7.20	$8.33	$9.89	$9.06	$10.78
Total Return (b)	4.07%	–3.16%	18.70%	–5.21%	22.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,364	$172,952	$118,676	$159,864	$105,429
Ratios to average net assets:
Net expenses	0.95%	0.94%	0.95%	0.95%	0.95%
Gross expenses	1.06%	0.94%	0.96%	0.98%	0.98%
Net investment income (loss)	2.80%	2.35%	1.80%	1.35%	1.29%
Portfolio turnover rate	96%	94%	81%	115%	73%

The accompanying notes are an integral part of these financial statements.

98   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$8.33	$9.88	$9.05	$10.77	$10.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.31	0.19	0.16	0.12	0.12
Net realized and unrealized gain (loss)	0.03	(0.52)	1.51	(0.70)	2.13
Total from investment operations	0.34	(0.33)	1.67	(0.58)	2.25
Less distributions from:
Net investment income	(0.49)	(0.20)	(0.22)	(0.08)	(0.12)
Net realized gains	(0.99)	(1.02)	(0.62)	(1.06)	(1.53)
Total distributions	(1.48)	(1.22)	(0.84)	(1.14)	(1.65)
Net asset value, end of period	$7.19	$8.33	$9.88	$9.05	$10.77
Total Return (b)	3.70%	–3.33%	18.42%	–5.45%	22.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59	$146	$177	$190	$93
Ratios to average net assets:
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	3.39%	3.21%	2.72%	4.13%	4.45%
Net investment income (loss)	3.53%	1.96%	1.60%	1.17%	1.05%
Portfolio turnover rate	96%	94%	81%	115%	73%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   99

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$15.63	$15.28	$14.20	$16.50	$14.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.53	0.51	0.44	0.41	0.61
Net realized and unrealized gain (loss)	3.14	0.51	1.09	(0.60)	2.27
Total from investment operations	3.67	1.02	1.53	(0.19)	2.88
Less distributions from:
Net investment income	(0.51)	(0.52)	(0.45)	(0.84)	(0.72)
Net realized gains	(0.62)	(0.15)	—	(1.27)	(0.31)
Total distributions	(1.13)	(0.67)	(0.45)	(2.11)	(1.03)
Net asset value, end of period	$18.17	$15.63	$15.28	$14.20	$16.50
Total Return (b)	23.86%	6.71%	10.89%	–1.30%	19.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,865,039	$8,156,171	$8,390,489	$7,789,195	$7,308,516
Ratios to average net assets:
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Gross expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment income (loss)	3.06%	3.25%	2.98%	2.54%	3.86%
Portfolio turnover rate	43%	36%	25%	39%	28%

The accompanying notes are an integral part of these financial statements.

100   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$15.64	$15.29	$14.21	$16.51	$14.66
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.50	0.47	0.40	0.37	0.55
Net realized and unrealized gain (loss)	3.13	0.51	1.09	(0.61)	2.29
Total from investment operations	3.63	0.98	1.49	(0.24)	2.84
Less distributions from:
Net investment income	(0.48)	(0.48)	(0.41)	(0.79)	(0.68)
Net realized gains	(0.62)	(0.15)	—	(1.27)	(0.31)
Total distributions	(1.10)	(0.63)	(0.41)	(2.06)	(0.99)
Net asset value, end of period	$18.17	$15.64	$15.29	$14.21	$16.51
Total Return (b)	23.53%	6.43%	10.60%	–1.55%	19.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$297,220	$272,934	$284,468	$336,227	$300,372
Ratios to average net assets:
Net expenses	1.21%	1.21%	1.22%	1.21%	1.21%
Gross expenses	1.21%	1.21%	1.22%	1.21%	1.21%
Net investment income (loss)	2.86%	2.99%	2.73%	2.31%	3.50%
Portfolio turnover rate	43%	36%	25%	39%	28%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   101

LAZARD GLOBAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$7.94	$8.40	$7.69	$10.99	$13.50
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.14	0.16	0.14	0.20
Net realized and unrealized gain (loss)	2.77	(0.45)	0.72	(3.02)	1.33
Total from investment operations	2.85	(0.31)	0.88	(2.88)	1.53
Less distributions from:
Net investment income	(0.20)	(0.15)	(0.17)	(0.05)	(0.56)
Net realized gains	—	—	—	(0.37)	(3.48)
Total distributions	(0.20)	(0.15)	(0.17)	(0.42)	(4.04)
Net asset value, end of period	$10.59	$7.94	$8.40	$7.69	$10.99
Total Return (b)	35.93%	–3.69%	11.55%	–26.32%	11.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,387	$2,752	$4,811	$6,940	$14,542
Ratios to average net assets:
Net expenses	1.03%	1.03%	1.09%	1.14%	1.12%
Gross expenses	2.17%	2.33%	2.14%	1.72%	1.24%
Net investment income (loss)	0.84%	1.65%	1.96%	1.65%	1.34%
Portfolio turnover rate	160%	94%	45%	44%	47%

The accompanying notes are an integral part of these financial statements.

102   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$7.97	$8.43	$7.72	$11.03	$13.50
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.11	0.14	0.14	0.15
Net realized and unrealized gain (loss)	2.78	(0.44)	0.72	(3.05)	1.35
Total from investment operations	2.84	(0.33)	0.86	(2.91)	1.50
Less distributions from:
Net investment income	(0.18)	(0.13)	(0.15)	(0.03)	(0.49)
Net realized gains	—	—	—	(0.37)	(3.48)
Total distributions	(0.18)	(0.13)	(0.15)	(0.40)	(3.97)
Net asset value, end of period	$10.63	$7.97	$8.43	$7.72	$11.03
Total Return (b)	35.58%	–3.91%	11.24%	–26.49%	11.61%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,499	$6,196	$7,241	$7,692	$11,969
Ratios to average net assets:
Net expenses	1.28%	1.28%	1.33%	1.39%	1.37%
Gross expenses	2.33%	2.50%	2.35%	1.97%	1.51%
Net investment income (loss)	0.66%	1.30%	1.78%	1.58%	1.05%
Portfolio turnover rate	160%	94%	45%	44%	47%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   103

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$15.72	$16.16	$14.41	$17.98	$20.02
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.36	0.33	0.33	0.29	0.67
Net realized and unrealized gain (loss)	4.99	0.63	2.03	(2.96)	0.49
Total from investment operations	5.35	0.96	2.36	(2.67)	1.16
Less distributions from:
Net investment income	(0.48)	(0.56)	(0.44)	(0.26)	(1.07)
Net realized gains	(1.84)	(0.84)	(0.17)	(0.64)	(2.13)
Total distributions	(2.32)	(1.40)	(0.61)	(0.90)	(3.20)
Net asset value, end of period	$18.75	$15.72	$16.16	$14.41	$17.98
Total Return (b)	34.12%	5.90%	16.43%	–14.83%	6.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,014,033	$790,903	$1,014,462	$869,014	$1,567,011
Ratios to average net assets:
Net expenses	0.83%	0.85%	0.84%	0.83%	0.82%
Gross expenses	0.83%	0.85%	0.84%	0.83%	0.82%
Net investment income (loss)	1.93%	1.93%	2.08%	1.89%	3.21%
Portfolio turnover rate	45%	41%	48%	31%	34%

The accompanying notes are an integral part of these financial statements.

104   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$15.99	$16.41	$14.63	$18.24	$20.26
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.32	0.29	0.29	0.27	0.63
Net realized and unrealized gain (loss)	5.07	0.65	2.06	(3.01)	0.50
Total from investment operations	5.39	0.94	2.35	(2.74)	1.13
Less distributions from:
Net investment income	(0.43)	(0.52)	(0.40)	(0.23)	(1.02)
Net realized gains	(1.84)	(0.84)	(0.17)	(0.64)	(2.13)
Total distributions	(2.27)	(1.36)	(0.57)	(0.87)	(3.15)
Net asset value, end of period	$19.11	$15.99	$16.41	$14.63	$18.24
Total Return (b)	33.78%	5.67%	16.11%	–15.05%	5.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,699	$57,855	$56,809	$54,781	$93,296
Ratios to average net assets:
Net expenses	1.08%	1.10%	1.10%	1.09%	1.07%
Gross expenses	1.08%	1.10%	1.10%	1.09%	1.07%
Net investment income (loss)	1.67%	1.67%	1.80%	1.70%	2.98%
Portfolio turnover rate	45%	41%	48%	31%	34%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   105

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$15.69	$16.13	$14.38	$17.95	$19.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.36	0.34	0.34	0.31	0.67
Net realized and unrealized gain (loss)	4.97	0.63	2.03	(2.97)	0.50
Total from investment operations	5.33	0.97	2.37	(2.66)	1.17
Less distributions from:
Net investment income	(0.48)	(0.57)	(0.45)	(0.27)	(1.08)
Net realized gains	(1.84)	(0.84)	(0.17)	(0.64)	(2.13)
Total distributions	(2.32)	(1.41)	(0.62)	(0.91)	(3.21)
Net asset value, end of period	$18.70	$15.69	$16.13	$14.38	$17.95
Total Return (b)	34.10%	5.96%	16.50%	–14.82%	6.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$90,680	$69,665	$73,535	$63,434	$116,187
Ratios to average net assets:
Net expenses	0.80%	0.81%	0.81%	0.80%	0.80%
Gross expenses	0.83%	0.85%	0.85%	0.83%	0.82%
Net investment income (loss)	1.96%	1.96%	2.15%	2.02%	3.20%
Portfolio turnover rate	45%	41%	48%	31%	34%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

106   Annual Financial Statements

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$10.54	$10.50	$9.52	$11.51	$11.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.24	0.18	0.17	0.16	0.31
Net realized and unrealized gain (loss)	2.36	0.04	0.97	(1.94)	0.06
Total from investment operations	2.60	0.22	1.14	(1.78)	0.37
Less distributions from:
Net investment income	(0.28)	(0.18)	(0.16)	(0.17)	(0.32)
Net realized gains	(0.04)	—	—	(0.04)	(0.07)
Total distributions	(0.32)	(0.18)	(0.16)	(0.21)	(0.39)
Net asset value, end of period	$12.82	$10.54	$10.50	$9.52	$11.51
Total Return (b)	24.69%	2.12%	11.94%	–15.46%	3.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,450	$47,111	$50,570	$51,643	$78,782
Ratios to average net assets:
Net expenses	0.90%	0.93%	0.90%	0.90%	0.87%
Gross expenses	0.96%	1.03%	1.01%	0.96%	0.87%
Net investment income (loss)	1.97%	1.60%	1.64%	1.56%	2.60%
Portfolio turnover rate	39%	40%	32%	41%	35%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   107

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$10.60	$10.56	$9.57	$11.57	$11.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.15	0.14	0.13	0.24
Net realized and unrealized gain (loss)	2.38	0.05	0.98	(1.94)	0.11
Total from investment operations	2.58	0.20	1.12	(1.81)	0.35
Less distributions from:
Net investment income	(0.25)	(0.16)	(0.13)	(0.15)	(0.29)
Net realized gains	(0.04)	—	—	(0.04)	(0.07)
Total distributions	(0.29)	(0.16)	(0.13)	(0.19)	(0.36)
Net asset value, end of period	$12.89	$10.60	$10.56	$9.57	$11.57
Total Return (b)	24.34%	1.85%	11.71%	–15.68%	3.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,824	$2,580	$2,874	$2,910	$4,166
Ratios to average net assets:
Net expenses	1.15%	1.18%	1.15%	1.15%	1.15%
Gross expenses	1.37%	1.45%	1.44%	1.35%	1.26%
Net investment income (loss)	1.70%	1.35%	1.39%	1.30%	2.03%
Portfolio turnover rate	39%	40%	32%	41%	35%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

108   Annual Financial Statements

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$15.96	$15.55	$13.28	$16.80	$15.59
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.12	0.13	0.10	0.07
Net realized and unrealized gain (loss)	1.73	0.76	2.24	(3.47)	1.48
Total from investment operations	1.86	0.88	2.37	(3.37)	1.55
Less distributions from:
Net investment income	(0.10)	(0.11)	(0.10)	(0.09)	(0.03)
Net realized gains	(0.64)	(0.36)	—	(0.06)	(0.31)
Total distributions	(0.74)	(0.47)	(0.10)	(0.15)	(0.34)
Net asset value, end of period	$17.08	$15.96	$15.55	$13.28	$16.80
Total Return (b)	11.69%	5.61%	17.83%	–20.10%	9.99%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$504,449	$294,242	$255,657	$110,723	$62,468
Ratios to average net assets:
Net expenses	0.83%	0.85%	0.86%	0.85%	0.85%
Gross expenses	0.83%	0.86%	0.90%	1.05%	1.24%
Net investment income (loss)	0.74%	0.72%	0.87%	0.70%	0.44%
Portfolio turnover rate	22%	25%	10%	43%	7%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   109

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$15.87	$15.46	$13.20	$16.70	$15.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.08	0.10	0.06	0.03
Net realized and unrealized gain (loss)	1.70	0.76	2.22	(3.45)	1.47
Total from investment operations	1.79	0.84	2.32	(3.39)	1.50
Less distributions from:
Net investment income	(0.05)	(0.07)	(0.06)	(0.05)	—
Net realized gains	(0.64)	(0.36)	—	(0.06)	(0.31)
Total distributions	(0.69)	(0.43)	(0.06)	(0.11)	(0.31)
Net asset value, end of period	$16.97	$15.87	$15.46	$13.20	$16.70
Total Return (b)	11.34%	5.38%	17.57%	–20.31%	9.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,584	$2,048	$1,754	$372	$333
Ratios to average net assets:
Net expenses	1.10%	1.10%	1.11%	1.10%	1.10%
Gross expenses	1.14%	1.37%	1.43%	2.81%	2.76%
Net investment income (loss)	0.53%	0.47%	0.70%	0.42%	0.18%
Portfolio turnover rate	22%	25%	10%	43%	7%

The accompanying notes are an integral part of these financial statements.

110   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended		For the Period 2/22/23# to
throughout each period	12/31/25	12/31/24	12/31/23
R6 Shares
Net asset value, beginning of period	$15.96	$15.55	$13.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.10	0.07
Net realized and unrealized gain (loss)	1.73	0.78	1.59
Total from investment operations	1.88	0.88	1.66
Less distributions from:
Net investment income	(0.11)	(0.11)	(0.10)
Net realized gains	(0.64)	(0.36)	—
Total distributions	(0.75)	(0.47)	(0.10)
Net asset value, end of period	$17.09	$15.96	$15.55
Total Return (b)	11.80%	5.66%	11.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,228	$9,955	$517
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.81%
Gross expenses	0.84%	1.03%	16.17%
Net investment income (loss)	0.88%	0.59%	0.54%
Portfolio turnover rate	22%	25%	10%

#	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   111

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$13.46	$15.48	$13.42	$16.37	$16.83
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	0.21	0.21	0.22	0.56
Net realized and unrealized gain (loss)	3.23	(0.42)	2.08	(2.98)	0.42
Total from investment operations	3.44	(0.21)	2.29	(2.76)	0.98
Less distributions from:
Net investment income	(0.29)	(0.29)	(0.23)	(0.19)	(0.62)
Net realized gains	(3.49)	(1.52)	—	—	(0.51)
Return of capital	—	—	—	—	(0.31)
Total distributions	(3.78)	(1.81)	(0.23)	(0.19)	(1.44)
Net asset value, end of period	$13.12	$13.46	$15.48	$13.42	$16.37
Total Return (b)	25.54%	–1.36%	17.06%	–16.88%	5.99%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,328,487	$2,305,654	$3,950,193	$4,180,622	$5,713,405
Ratios to average net assets:
Net expenses	0.84%	0.82%	0.82%	0.81%	0.80%
Gross expenses	0.84%	0.82%	0.82%	0.81%	0.80%
Net investment income (loss)	1.37%	1.29%	1.45%	1.56%	3.15%
Portfolio turnover rate	48%	62%	43%	33%	31%

The accompanying notes are an integral part of these financial statements.

112   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$13.61	$15.63	$13.56	$16.53	$16.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.16	0.17	0.18	0.52
Net realized and unrealized gain (loss)	3.29	(0.41)	2.09	(3.00)	0.42
Total from investment operations	3.45	(0.25)	2.26	(2.82)	0.94
Less distributions from:
Net investment income	(0.25)	(0.25)	(0.19)	(0.15)	(0.60)
Net realized gains	(3.49)	(1.52)	—	—	(0.51)
Return of capital	—	—	—	—	(0.29)
Total distributions	(3.74)	(1.77)	(0.19)	(0.15)	(1.40)
Net asset value, end of period	$13.32	$13.61	$15.63	$13.56	$16.53
Total Return (b)	25.31%	–1.61%	16.66%	–17.04%	5.67%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$194,798	$198,450	$310,809	$308,243	$460,862
Ratios to average net assets:
Net expenses	1.09%	1.08%	1.08%	1.07%	1.06%
Gross expenses	1.09%	1.08%	1.08%	1.07%	1.06%
Net investment income (loss)	1.07%	0.97%	1.19%	1.27%	2.88%
Portfolio turnover rate	48%	62%	43%	33%	31%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   113

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$13.48	$15.49	$13.43	$16.38	$16.85
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23	0.20	0.21	0.22	0.56
Net realized and unrealized gain (loss)	3.21	(0.40)	2.08	(2.98)	0.41
Total from investment operations	3.44	(0.20)	2.29	(2.76)	0.97
Less distributions from:
Net investment income	(0.29)	(0.29)	(0.23)	(0.19)	(0.62)
Net realized gains	(3.49)	(1.52)	—	—	(0.51)
Return of capital	—	—	—	—	(0.31)
Total distributions	(3.78)	(1.81)	(0.23)	(0.19)	(1.44)
Net asset value, end of period	$13.14	$13.48	$15.49	$13.43	$16.38
Total Return (b)	25.50%	–1.30%	17.04%	–16.87%	5.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,286	$52,085	$76,966	$96,524	$124,625
Ratios to average net assets:
Net expenses	0.84%	0.82%	0.82%	0.81%	0.80%
Gross expenses	0.85%	0.83%	0.83%	0.82%	0.81%
Net investment income (loss)	1.55%	1.27%	1.47%	1.54%	3.16%
Portfolio turnover rate	48%	62%	43%	33%	31%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

114   Annual Financial Statements

LAZARD US EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25 *	12/31/24 *	12/31/23 *	12/31/22 *	12/31/21*
Institutional Shares
Net asset value, beginning of period	$11.73	$25.62	$44.64	$59.10	$54.15
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.09	0.27	0.30	0.24
Net realized and unrealized gain (loss)	1.04	2.97	6.48	(11.94)	13.65
Total from investment operations	1.03	3.06	6.75	(11.64)	13.89
Less distributions from:
Net investment income	—	(0.15)	(0.57)	(0.30)	(0.24)
Net realized gains	—	(16.80)	(25.20)	(2.52)	(8.70)
Total distributions	—	(16.95)	(25.77)	(2.82)	(8.94)
Net asset value, end of period	$12.76	$11.73	$25.62	$44.64	$59.10
Total Return (b)	8.78%	10.68%	16.30%	–19.89%	26.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,153	$48,684	$181,667	$1,193,492	$1,943,232
Ratios to average net assets:
Net expenses	0.83%	0.91%	0.81%	0.78%	0.76%
Gross expenses	1.07%	0.91%	0.81%	0.78%	0.76%
Net investment income (loss)	–0.11%	0.36%	0.55%	0.58%	0.38%
Portfolio turnover rate	106%	146%	81%	69%	32%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   115

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25 *	12/31/24 *	12/31/23 *	12/31/22 *	12/31/21*
Open Shares
Net asset value, beginning of period	$12.27	$26.13	$45.09	$59.64	$54.57
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.04)	0.03	0.24	0.15	0.09
Net realized and unrealized gain (loss)	1.09	2.97	6.42	(12.03)	13.74
Total from investment operations	1.05	3.00	6.66	(11.88)	13.83
Less distributions from:
Net investment income	—	(0.06)	(0.42)	(0.15)	(0.06)
Net realized gains	—	(16.80)	(25.20)	(2.52)	(8.70)
Total distributions	—	(16.86)	(25.62)	(2.67)	(8.76)
Net asset value, end of period	$13.32	$12.27	$26.13	$45.09	$59.64
Total Return (b)	8.56%	10.38%	16.02%	–20.07%	25.72%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,587	$12,945	$21,231	$24,268	$35,649
Ratios to average net assets:
Net expenses	1.08%	1.14%	1.08%	1.04%	1.02%
Gross expenses	1.30%	1.14%	1.08%	1.04%	1.02%
Net investment income (loss)	–0.36%	0.14%	0.51%	0.31%	0.13%
Portfolio turnover rate	106%	146%	81%	69%	32%

The accompanying notes are an integral part of these financial statements.

116   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25 *	12/31/24 *	12/31/23 *	12/31/22 *	12/31/21*
R6 Shares
Net asset value, beginning of period	$12.54	$25.95	$44.79	$59.28	$54.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.18	0.12	0.30	0.24
Net realized and unrealized gain (loss)	1.11	3.36	6.81	(11.97)	13.68
Total from investment operations	1.10	3.54	6.93	(11.67)	13.92
Less distributions from:
Net investment income	—	(0.15)	(0.57)	(0.30)	(0.21)
Net realized gains	—	(16.80)	(25.20)	(2.52)	(8.70)
Total distributions	—	(16.95)	(25.77)	(2.82)	(8.91)
Net asset value, end of period	$13.64	$12.54	$25.95	$44.79	$59.28
Total Return (b)	8.77%	12.47%	16.73%	–19.89%	26.06%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$0 (c)	$24	$2,186	$2,720
Ratios to average net assets:
Net expenses	0.78%	0.90%	0.79%	0.78%	0.76%
Gross expenses	3.09%	0.97%	1.02%	0.94%	0.87%
Net investment income (loss)	–0.10%	0.65%	0.25%	0.59%	0.40%
Portfolio turnover rate	106%	146%	81%	69%	32%

*	On May 16, 2025, the Portfolio effected a 1:3 reverse share split. All per share data prior to May 16, 2025 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Amount is less than $1,000.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   117

LAZARD US EQUITY FOCUS PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$16.48	$15.39	$12.99	$16.07	$13.37
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.13	0.13	0.10	0.08
Net realized and unrealized gain (loss)	2.38	2.05	2.43	(2.82)	3.54
Total from investment operations	2.48	2.18	2.56	(2.72)	3.62
Less distributions from:
Net investment income	(0.11)	(0.13)	(0.13)	(0.10)	(0.05)
Net realized gains	(2.19)	(0.96)	(0.03)	(0.26)	(0.87)
Total distributions	(2.30)	(1.09)	(0.16)	(0.36)	(0.92)
Net asset value, end of period	$16.66	$16.48	$15.39	$12.99	$16.07
Total Return (b)	15.18%	14.13%	19.77%	–16.94%	27.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,404	$47,287	$43,673	$38,037	$42,755
Ratios to average net assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.78%	0.77%	0.80%	0.81%	0.76%
Net investment income (loss)	0.60%	0.76%	0.93%	0.72%	0.54%
Portfolio turnover rate	31%	22%	38%	29%	27%

The accompanying notes are an integral part of these financial statements.

118   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$16.58	$15.48	$13.06	$16.16	$13.45
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.09	0.10	0.07	0.04
Net realized and unrealized gain (loss)	2.38	2.06	2.44	(2.84)	3.55
Total from investment operations	2.44	2.15	2.54	(2.77)	3.59
Less distributions from:
Net investment income	(0.06)	(0.09)	(0.09)	(0.07)	(0.01)
Net realized gains	(2.19)	(0.96)	(0.03)	(0.26)	(0.87)
Total distributions	(2.25)	(1.05)	(0.12)	(0.33)	(0.88)
Net asset value, end of period	$16.77	$16.58	$15.48	$13.06	$16.16
Total Return (b)	14.86%	13.83%	19.53%	–17.18%	26.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$902	$1,202	$1,170	$1,160	$1,569
Ratios to average net assets:
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.36%	1.31%	1.38%	1.31%	1.22%
Net investment income (loss)	0.33%	0.51%	0.68%	0.46%	0.29%
Portfolio turnover rate	31%	22%	38%	29%	27%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   119

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$16.49	$15.39	$12.99	$16.08	$13.38
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.13	0.13	0.10	0.08
Net realized and unrealized gain (loss)	2.38	2.06	2.43	(2.83)	3.54
Total from investment operations	2.48	2.19	2.56	(2.73)	3.62
Less distributions from:
Net investment income	(0.11)	(0.13)	(0.13)	(0.10)	(0.05)
Net realized gains	(2.19)	(0.96)	(0.03)	(0.26)	(0.87)
Total distributions	(2.30)	(1.09)	(0.16)	(0.36)	(0.92)
Net asset value, end of period	$16.67	$16.49	$15.39	$12.99	$16.08
Total Return (b)	15.17%	14.19%	19.77%	–17.00%	27.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,566	$45,040	$47,011	$34,244	$36,066
Ratios to average net assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.78%	0.77%	0.80%	0.81%	0.76%
Net investment income (loss)	0.58%	0.77%	0.93%	0.72%	0.52%
Portfolio turnover rate	31%	22%	38%	29%	27%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

120   Annual Financial Statements

LAZARD US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$11.96	$12.42	$12.21	$14.97	$14.42
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	(0.02)	0.01	— (b)	0.01
Net realized and unrealized gain (loss)	0.25	1.39	1.19	(2.24)	2.81
Total from investment operations	0.27	1.37	1.20	(2.24)	2.82
Less distributions from:
Net investment income	(0.07)	—	—	—	(0.03)
Net realized gains	(0.51)	(1.83)	(0.99)	(0.52)	(2.24)
Total distributions	(0.58)	(1.83)	(0.99)	(0.52)	(2.27)
Net asset value, end of period	$11.65	$11.96	$12.42	$12.21	$14.97
Total Return (c)	2.46%	11.21%	10.07%	–15.23%	19.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,581	$30,584	$32,004	$34,882	$94,517
Ratios to average net assets:
Net expenses	0.95%	0.98%	1.03%	1.03%	0.94%
Gross expenses	1.26%	1.25%	1.25%	1.05%	0.94%
Net investment income (loss)	0.18%	–0.18%	0.05%	–0.03%	0.05%
Portfolio turnover rate	100%	99%	53%	35%	66%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   121

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$10.39	$11.04	$10.98	$13.56	$13.25
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)	(0.05)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	0.22	1.23	1.07	(2.03)	2.59
Total from investment operations	0.21	1.18	1.05	(2.06)	2.55
Less distributions from:
Net investment income	(0.04)	—	—	—	— (b)
Net realized gains	(0.51)	(1.83)	(0.99)	(0.52)	(2.24)
Total distributions	(0.55)	(1.83)	(0.99)	(0.52)	(2.24)
Net asset value, end of period	$10.05	$10.39	$11.04	$10.98	$13.56
Total Return (c)	2.26%	10.87%	9.83%	–15.49%	19.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,906	$7,173	$7,371	$7,750	$10,798
Ratios to average net assets:
Net expenses	1.20%	1.23%	1.28%	1.31%	1.22%
Gross expenses	1.59%	1.57%	1.57%	1.36%	1.22%
Net investment income (loss)	–0.06%	–0.43%	–0.20%	–0.27%	–0.24%
Portfolio turnover rate	100%	99%	53%	35%	66%

The accompanying notes are an integral part of these financial statements.

122   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$12.01	$12.45	$12.25	$14.98	$14.42
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	(0.02)	0.02	(0.04)	0.01
Net realized and unrealized gain (loss)	0.25	1.41	1.17	(2.17)	2.82
Total from investment operations	0.28	1.39	1.19	(2.21)	2.83
Less distributions from:
Net investment income	(0.08)	—	—	—	(0.03)
Net realized gains	(0.51)	(1.83)	(0.99)	(0.52)	(2.24)
Total distributions	(0.59)	(1.83)	(0.99)	(0.52)	(2.27)
Net asset value, end of period	$11.70	$12.01	$12.45	$12.25	$14.98
Total Return (c)	2.50%	11.34%	9.95%	–15.01%	19.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$572	$212	$39	$24	$718
Ratios to average net assets:
Net expenses	0.90%	0.92%	0.97%	1.03%	0.93%
Gross expenses	1.24%	1.18%	1.23%	1.51%	2.53%
Net investment income (loss)	0.28%	–0.14%	0.13%	–0.31%	0.05%
Portfolio turnover rate	100%	99%	53%	35%	66%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   123

The Lazard Funds, Inc. Notes to Financial Statements

December 31, 2025

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2025, the Fund was comprised of twenty no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of certain Portfolios. The financial statements of other Portfolios are presented separately.

The Portfolios, other than Equity Franchise, US Equity Concentrated and US Equity Focus, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ prospectus).

Effective September 1, 2025, the Lazard International Small Cap Equity Portfolio changed its name to Lazard Global Small Cap Equity Portfolio.

On May 16, 2025, US Equity Concentrated had a 1-for-3 reverse share split, effective after the market close on May 16, 2025. After the reverse share split, shareholders in US Equity Concentrated held one share for every three shares previously held. The reverse share split had no impact on the overall value of a shareholder’s investment.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are

124   Annual Financial Statements

valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-U.S. listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-U.S. securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-U.S. countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be

Annual Financial Statements   125

considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-U.S. securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-U.S. countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the

126   Annual Financial Statements

prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the year ended December 31, 2025, the Global Listed Infrastructure traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

Annual Financial Statements   127

At December 31, 2025, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Developing Markets Equity	$(69,062,242)	$(50,199,027)
Emerging Markets Equity	(126,264,088)	(562,419,952)
Global Listed Infrastructure	(68,793,757)	(16,157,808)
Global Small Cap Equity	(278,059)	—
US Equity Concentrated	(109,796)	—

During the year ended December 31, 2025, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Developing Markets Equity	$5,951,913
Emerging Markets Equity Advantage	7,878,013
Emerging Markets Equity	179,808,716
Global Small Cap Equity	2,355,587
International Equity Select	1,396,914

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the Portfolios had no such losses to defer.

128   Annual Financial Statements

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developing Markets Equity	$58,268,080	$48,005,978	$2,483,755	$45,522,223
Emerging Markets Equity Advantage	597,843,386	103,320,218	18,247,630	85,072,588
Emerging Markets Equity	5,128,661,534	1,636,262,358	192,148,401	1,444,113,957
Equity Franchise	44,380,087	973,464	7,842,160	(6,868,696)
Global Listed Infrastructure	9,054,380,041	2,602,057,248	544,053,266	2,058,003,982
Global Small Cap Equity	11,979,255	1,766,069	854,383	911,686
International Equity	884,353,005	320,471,961	36,189,895	284,282,066
International Equity Select	42,104,309	16,785,844	1,771,212	15,014,632
International Quality Growth	534,356,456	57,268,243	32,989,669	24,278,574
International Strategic Equity	1,150,391,231	416,130,392	32,844,262	383,286,130
US Equity Concentrated	30,444,864	6,431,659	1,410,018	5,021,641
US Equity Focus	50,714,737	32,857,864	1,571,026	31,286,838
US Small Cap Equity Select	29,266,494	6,688,650	2,553,395	4,135,255

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that Global

Annual Financial Statements   129

Listed Infrastructure’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed.

The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Emerging Markets Equity Advantage, Emerging Markets Equity, Equity Franchise, Global Small Cap Equity, International Equity, US Equity Concentrated and US Small Cap Equity Select, intend, on their 2025 tax returns, to elect to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolios’ undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolios would otherwise be required to distribute as dividends to shareholders in order for the Portfolios to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolios’ shares, the total return on a shareholder’s investment is not affected by the Portfolios’ use of equalization.

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

130   Annual Financial Statements

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency gains and losses, wash sales, merger activity, passive foreign investment companies, expiring capital loss carryovers, forward currency mark to market, net operating loss, certain expenses, foreign capital gains taxes, non- deductible organization expenses, REIT basis adjustments, distribution in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income, distributions redesignations, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships.

The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts as follows:

Portfolio	Paid in Capital	Distributable Earnings (Accumulated Loss)
Developing Markets Equity	$77,592	$(77,592)
Emerging Markets Equity Advantage	1,279,783	(1,279,783)
Emerging Markets Equity	10,666,679	(10,666,679)
Equity Franchise	(5,357,681)	5,357,681
Global Listed Infrastructure	(2,334,733)	2,334,733
Global Small Cap Equity	9,447	(9,447)
International Equity	16,215,962	(16,215,962)
International Equity Select	37,412	(37,412)
International Quality Growth	1,157,633	(1,157,633)
International Strategic Equity	117,257,743	(117,257,743)
US Equity Concentrated	(89,194)	89,194
US Equity Focus	1,247,307	(1,247,307)
US Small Cap Equity Select	4,132	(4,132)

Annual Financial Statements   131

The tax character of dividends and distributions paid during the years ended December 31, were as follows:

	Ordinary Income		Long-Term Capital Gain
Portfolio	2025	2024	2025	2024
Developing Markets Equity	$1,193,864	$732,598	$—	$—
Emerging Markets Equity Advantage	6,405,452	2,791,814	6,326,925	—
Emerging Markets Equity	130,499,583	97,464,220	—	—
Equity Franchise	6,859,105	15,154,396	—	7,650,762
Global Listed Infrastructure	384,759,058	285,009,685	273,390,993	78,568,101
Global Small Cap Equity	229,415	154,455	—	—
International Equity	39,090,899	31,376,040	93,536,773	47,212,906
International Equity Select	1,120,054	848,016	283,262	—
International Quality Growth	4,671,829	6,209,506	19,189,074	2,576,129
International Strategic Equity	91,797,836	51,468,485	276,703,785	265,770,361
US Equity Concentrated	—	8,820,130	—	33,677,104
US Equity Focus	820,201	1,225,278	9,358,084	4,601,183
US Small Cap Equity Select	932,155	836,082	778,652	4,710,590

At December 31, 2025, the components of distributable earnings (accumulated loss), on a tax basis, were as follows:

Portfolio	Undistributed Ordinary Income (Deferred Ordinary Losses)	Undistributed Long-Term Capital Gain (Deferred Capital Losses)	Net Unrealized Appreciation (Depreciation) Including Foreign Currency
Developing Markets Equity	$8,867	$(119,261,269)	$45,213,668
Emerging Markets Equity Advantage	2,637,777	18,440,291	83,435,180
Emerging Markets Equity	8,699,662	(688,684,040)	1,431,993,507
Equity Franchise	81,161	—	(6,866,167)
Global Listed Infrastructure	—	(84,951,565)	2,090,670,126
Global Small Cap Equity	—	(278,059)	914,747
International Equity	905,904	29,223,440	284,872,067
International Equity Select	—	141,616	14,994,569
International Quality Growth	84,438	3,210,988	24,276,088
International Strategic Equity	4,317,271	62,778,056	381,683,556
US Equity Concentrated	—	(109,796)	5,021,641
US Equity Focus	5,133	1,723,546	31,286,838
US Small Cap Equity Select	66,542	1,106,948	4,135,255

132   Annual Financial Statements

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Active ETF Trust, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Funds”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(h) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(i) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled

Annual Financial Statements   133

disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Developing Markets Equity	1.00%
Emerging Markets Equity Advantage	0.75
Emerging Markets Equity	1.00
Equity Franchise	0.80
Global Listed Infrastructure	0.90
Global Small Cap Equity	0.75
International Equity	0.75
International Equity Select	0.65
International Quality Growth	0.75
International Strategic Equity	0.75
US Equity Concentrated (a)	0.60
US Equity Focus	0.55
US Small Cap Equity Select	0.75

(a) From January 1, 2025 to June 23, 2025, annual rate was 0.65%.

134   Annual Financial Statements

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2026 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares
Developing Markets Equity	1.10%	1.35%	N/A	%
Emerging Markets Equity Advantage	0.90	1.15	0.85
Emerging Markets Equity	1.15	1.40	1.10
Equity Franchise	0.95	1.20	N/A
Global Listed Infrastructure (a)	1.20	1.45	N/A
Global Small Cap Equity	1.03	1.28	N/A
International Equity	0.85	1.10	0.80
International Equity Select (b)	0.90	1.15	N/A
International Quality Growth (c)	0.85	1.10	0.80
International Strategic Equity	1.00	1.25	0.95
US Equity Concentrated (d)	0.80	1.05	0.75
US Equity Focus	0.70	0.95	0.70
US Small Cap Equity Select	0.95	1.20	0.90

(a)	This agreement will continue in effect until May 1, 2035.
(b)	This agreement will continue in effect until May 1, 2026, and from May 1, 2026 until May 1, 2035 at levels of 1.15%, 1.40% and 1.10%, respectively.
(c)	This agreement will continue in effect until May 1, 2035 for Open Shares.
(d)	From January 1, 2025 to June 23, 2025, annual rates were 0.85%, 1.10% and 0.80%. This agreement will continue in effect until May 1, 2026, and from May 1, 2026 until May 1, 2035, at levels of 1.10%, 1.35% and 1.05%, respectively.

In addition, until May 1, 2026, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

Annual Financial Statements   135

During the year ended December 31, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Developing Markets Equity	$101,695	$—	$11,637	$—
Emerging Markets Equity Advantage	2,247	—	2,972	—
Emerging Markets Equity	82,329	—	5,028	—
Equity Franchise	84,134	—	1,188	2,057
Global Listed Infrastructure	160,643	—	4,435	—
Global Small Cap Equity	28,625	14,669	55,762	22,526
International Equity	8,252	—	602	—
International Equity Select	30,389	—	6,016	—
International Quality Growth	3,984	—	1,050	—
International Strategic Equity	12,662	—	1,721	—
US Equity Concentrated	81,060	—	23,786	—
US Equity Focus	36,274	—	3,971	—
US Small Cap Equity Select	86,961	—	23,969	—

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Emerging Markets Equity Advantage	$654	$—
Emerging Markets Equity	3,847	—
International Equity	21,455	—
International Quality Growth	13,986	—
International Strategic Equity	6,371	—
US Equity Concentrated	3	8
US Equity Focus	27,072	—
US Small Cap Equity Select	1,558	—

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

136   Annual Financial Statements

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

Portfolio	Purchases	Sales
Developing Markets Equity	$32,397,631	$44,238,760
Emerging Markets Equity Advantage	671,944,765	298,349,231
Emerging Markets Equity	2,862,384,679	1,171,674,921
Equity Franchise	75,024,814	217,723,896
Global Listed Infrastructure	4,623,366,437	4,038,587,298
Global Small Cap Equity	18,155,186	17,462,777
International Equity	479,947,824	537,022,735
International Equity Select	20,944,430	23,256,493
International Quality Growth	301,229,295	91,585,011
International Strategic Equity	975,605,356	2,494,919,875
US Equity Concentrated	48,147,577	75,214,448
US Equity Focus	25,466,587	46,882,715
US Small Cap Equity Select	34,534,517	39,571,047

The Portfolio may make payment for shares redeemed wholly or in part by distributing portfolio securities to shareholders. During the year ended December 31, 2025, Lazard Equity Franchise Portfolio had redemptions in-kind with total proceeds in the amount of $101,366,250. The net realized loss on these redemptions in-kind amounted to $2,985,875, which will not be realized for tax purposes.

Annual Financial Statements   137

For the year ended December 31, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

A summary of the Fund’s transactions in Lazard mutual funds for the year ended December 31, 2025 is as follows

Issuer	Values at December 31, 2024	Purchase cost	Sales proceeds	Dividend Income	Shares at December 31, 2025	Values at December 31, 2025
Developing Markets Equity
Lazard Government Money Market Portfolio	$—	$8,450,496	$(7,889,214)	$14,638	561,282	$561,282
Emerging Markets Equity Advantage
Lazard Government Money Market Portfolio	$—	$105,089,079	$(96,987,834)	$74,221	8,101,245	$8,101,245
Emerging Markets Equity
Lazard Government Money Market Portfolio	$—	$599,169,453	$(347,656,783)	$2,290,873	251,512,670	$251,512,670
Equity Franchise
Lazard Government Money Market Portfolio	$—	$8,028,261	$(7,206,818)	$6,136	821,443	$821,443
Global Listed Infrastructure
Lazard Government Money Market Portfolio	$—	$1,208,775,699	$(832,724,363)	$4,244,003	376,051,336	$376,051,336
Global Small Cap Equity
Lazard Government Money Market Portfolio	$—	$1,081,883	$(954,786)	$744	127,097	$127,097
International Equity
Lazard Government Money Market Portfolio	$—	$124,028,580	$(99,696,641)	$243,395	24,331,939	$24,331,939
International Equity Select
Lazard Government Money Market Portfolio	$—	$4,760,845	$(4,013,746)	$7,638	747,099	$747,099
International Quality Growth
Lazard Government Money Market Portfolio	$—	$60,048,199	$(47,208,929)	$115,074	12,839,270	$12,839,270
International Strategic Equity
Lazard Government Money Market Portfolio	$—	$274,127,126	$(197,200,975)	$401,459	76,926,151	$76,926,151

138   Annual Financial Statements

Issuer	Values at December 31, 2024	Purchase cost	Sales proceeds	Dividend Income	Shares at December 31, 2025	Values at December 31, 2025
US Equity Concentrated
Lazard Government Money Market Portfolio	$—	$5,656,318	$(5,641,852)	$3,458	14,466	$14,466
US Equity Focus
Lazard Government Money Market Portfolio	$—	$7,217,494	$(4,973,220)	$33,951	2,244,274	$2,244,274
US Small Cap Equity Select
Lazard Government Money Market Portfolio	$—	$3,963,268	$(3,776,946)	$4,324	186,322	$186,322

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the year ended December 31, 2025 were as follows:

Issuer	Values at December 31, 2024	Purchase cost	Sales proceeds	Net realized gain (loss)
Global Listed Infrastructure
Algonquin Power & Utilities Corp.*	$185,794,628	$—	$(234,614,669)	$(16,716,283)
Atlas Arteria Ltd.*	246,847,113	—	(51,434,499)	(32,468,164)
Italgas SpA*	237,756,272	81,704,018	(80,285,748)	30,260,472
Pennon Group PLC	119,444,612	34,863,144	—	—
SES SA	66,908,278	—	—	—
Total Securities	$856,750,903	$116,567,162	$(366,334,916)	$(18,923,975)

Issuer	Net change in unrealized appreciation (depreciation)	Dividend income	Shares at December 31, 2025	Values at December 31, 2025
Algonquin Power & Utilities Corp.*	$65,536,324	$5,209,388	$—	$—
Atlas Arteria Ltd.*	60,543,482	19,630,118	—	—
Italgas SpA*	263,200,235	16,423,263	—	—
Pennon Group PLC	33,991,029	9,918,338	26,547,011	188,298,785
SES SA	69,789,187	10,275,601	21,121,589	136,697,465
Total Securities	$493,060,257	$61,456,708	$47,668,600	$324,996,250

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date and is therefore excluded from affiliated issuers, at fair value on the Statement of Assets and Liabilities. Dividend income, Net realized gain/loss, and Net change in unrealized appreciation (depreciation) earned during the period is reported within the respective affiliated issuers financial statement categories on the Statement of Operations.

Annual Financial Statements   139

6. Line of Credit

The Fund had a $100 million committed line of credit (the “Line of Credit”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the terms of the Line of Credit, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. Costs for the unused portion of the commitment and the upfront fee are allocated among the Funds and among their Portfolios primarily on the basis of relative net assets. During the year ended December 31, 2025, the following Portfolios had borrowings under the Line of Credit as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Developing Markets Equity	$60,308	$60,308	5.43%	3
Emerging Markets Equity Advantage	18,713,017	79,252,555	5.10	18
Equity Franchise	4,710,017	14,112,511	5.15	9
Global Small Cap Equity	65,660	88,638	5.24	5
International Strategic Equity	10,608,950	25,087,282	5.38	34
US Equity Concentrated	251,158	663,311	5.30	38
US Equity Focus	454,154	1,420,025	5.43	6
US Small Cap Equity Select	456,019	673,561	5.43	3

* For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Line of Credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Line of Credit, if any, would be categorized as Level 2.

140   Annual Financial Statements

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide.

Annual Financial Statements   141

Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Non-U.S. Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may be subject to economic sanctions or other similar governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange

142   Annual Financial Statements

controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

(e) Forward Currency Contracts and Currency Hedging Risk—Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As

Annual Financial Statements   143

such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Country Risk—When a significant portion of a Portfolio’s assets is invested in a particular country, a Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

(g) Sector Risk—When a significant portion of a Portfolio’s assets is invested in a particular market sector, a Portfolio would be expected to be affected by developments in that sector.

(h) Franchise Companies Risk—Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact a Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

(i) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental

144   Annual Financial Statements

and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(j) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of a Portfolio’s entire investment.

(k) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated.

(l) REIT Risk—REITs are subject to similar risks as an investment in a realty-related company. Consequently, investments in REITs could lead to investment results that may be significantly different from investments in the broader securities markets. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply

Annual Financial Statements   145

to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(m) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(n) Non-Diversification Risk and Focused Investing—The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

146   Annual Financial Statements

(o) Quantitative Model Risk—The success of certain Portfolios’ investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(p) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Annual Financial Statements   147

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

148   Annual Financial Statements

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of December 31, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$1,971,391	$5,427,292	$—	$7,398,683
China	—	26,870,881	—	26,870,881
Greece	—	854,664	—	854,664
India	5,508,099	6,682,140	—	12,190,239
Indonesia	—	2,868,399	—	2,868,399
Mexico	2,671,815	—	—	2,671,815
Peru	1,264,522	—	—	1,264,522
Philippines	—	2,208,259	—	2,208,259
Poland	—	2,593,062	—	2,593,062
Portugal	—	850,458	—	850,458
Singapore	746,029	—	—	746,029
South Africa	—	4,162,150	—	4,162,150
South Korea	—	12,576,005	—	12,576,005
Taiwan	—	23,087,696	—	23,087,696
Turkey	—	906,538	—	906,538
United States	1,979,802	—	—	1,979,802
Short-Term Investments	561,282	—	—	561,282
Total	$14,702,940	$89,087,544	$—	$103,790,484

Annual Financial Statements   149

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Australia	$2,717,959	$—	$—	$2,717,959
Brazil	—	6,615,684	—	6,615,684
Chile	1,720,759	—	—	1,720,759
China	19,216,633	168,397,724	—	187,614,357
Egypt	2,341,498	—	—	2,341,498
Greece	—	1,833,211	—	1,833,211
Hungary	—	7,258,894	—	7,258,894
India	9,335,986	97,361,839	—	106,697,825
Indonesia	1,078,497	9,626,017	—	10,704,514
Kuwait	—	939,846	—	939,846
Malaysia	—	12,070,194	—	12,070,194
Mexico	10,841,871	—	—	10,841,871
Peru	2,532,623	—	—	2,532,623
Philippines	—	5,141,797	—	5,141,797
Poland	—	9,380,755	—	9,380,755
Qatar	—	877,837	—	877,837
Russia	—	—	—	—
Saudi Arabia	—	15,664,578	—	15,664,578
South Africa	10,198,560	5,892,978	—	16,091,538
South Korea	28,372,378	65,897,931	—	94,270,309
Taiwan	2,019,354	137,987,482	—	140,006,836
Thailand	—	12,997,957	—	12,997,957
Turkey	—	2,026,260	—	2,026,260
United Arab Emirates	—	11,235,983	—	11,235,983
United States	2,273,410	1,516,049	—	3,789,459
Preferred Stocks*	—	9,442,185	—	9,442,185
Short-Term Investments	8,101,245	—	—	8,101,245
Total	$100,750,773	$582,165,201	$—	$682,915,974

150   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$182,976,592	$530,226,484	$—	$713,203,076
China	—	1,281,302,054	—	1,281,302,054
Egypt	31,495,859	28,074,497	—	59,570,356
France	—	44,172,726	—	44,172,726
Greece	—	163,711,437	—	163,711,437
Hong Kong	—	50,070,275	—	50,070,275
Hungary	—	164,396,710	—	164,396,710
India	81,340,459	374,887,734	—	456,228,193
Indonesia	98,360,924	210,670,123	—	309,031,047
Mexico	397,300,642	—	—	397,300,642
Peru	56,200,340	—	—	56,200,340
Philippines	—	60,107,803	—	60,107,803
Poland	—	66,757,353	—	66,757,353
Russia	—	—	18	18
South Africa	—	507,060,795	—	507,060,795
South Korea	—	739,135,926	—	739,135,926
Taiwan	—	965,515,001	—	965,515,001
Thailand	—	97,403,787	—	97,403,787
Turkey	—	57,168,055	—	57,168,055
United Kingdom	—	54,633,879	—	54,633,879
United States	78,299,575	—	—	78,299,575
Short-Term Investments	251,512,670	—	—	251,512,670
Total	$1,177,487,061	$5,395,294,639	$18	$6,572,781,718

Equity Franchise Portfolio
Common Stocks*
Australia	$—	$534,932	$—	$534,932
France	—	3,805,369	—	3,805,369
Germany	—	1,477,100	—	1,477,100
Ireland	—	431,566	—	431,566
Israel	1,527,057	—	—	1,527,057
Italy	—	3,550,533	—	3,550,533
Japan	—	1,870,762	—	1,870,762
Luxembourg	—	1,434,316	—	1,434,316
United Kingdom	—	6,178,208	—	6,178,208
United States	14,391,509	—	—	14,391,509
Preferred Stocks*	—	1,489,188	—	1,489,188
Short-Term Investments	821,443	—	—	821,443
Total	$16,740,009	$20,771,974	$—	$37,511,983

Annual Financial Statements   151

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$331,732,264	$—	$331,732,264
Canada	520,921,772	—	—	520,921,772
France	—	1,117,056,713	—	1,117,056,713
Germany	—	181,338,753	—	181,338,753
Hong Kong	—	685,590,460	—	685,590,460
Italy	—	2,361,590,565	—	2,361,590,565
Luxembourg	—	136,697,465	—	136,697,465
New Zealand	—	56,088,058	—	56,088,058
Portugal	—	98,150,754	—	98,150,754
Spain	—	197,626,903	—	197,626,903
Switzerland	—	185,311,494	—	185,311,494
United Kingdom	—	2,070,592,039	—	2,070,592,039
United States	2,347,503,689	477,944,586	—	2,825,448,275
Short-Term Investments	376,051,336	—	—	376,051,336
Other Financial Instruments†
Forward Currency Contracts	—	259,603	—	259,603
Total	$3,244,476,797	$7,899,979,657	$—	$11,144,456,454
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(16,163,147)	$—	$(16,163,147)

152   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Global Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$241,954	$—	$241,954
Belgium	—	139,534	—	139,534
Canada	254,161	—	—	254,161
Cayman Islands	178,519	—	—	178,519
Denmark	—	87,474	—	87,474
France	—	424,714	—	424,714
Germany	—	224,231	—	224,231
Greece	—	185,887	—	185,887
Ireland	—	118,687	—	118,687
Israel	—	433,695	—	433,695
Italy	—	375,951	—	375,951
Japan	—	1,513,975	—	1,513,975
Mexico	247,827	—	—	247,827
Spain	—	205,833	—	205,833
Sweden	—	193,794	—	193,794
Switzerland	—	128,999	—	128,999
Taiwan	—	173,870	—	173,870
United Kingdom	—	256,366	—	256,366
United States	7,378,373	—	—	7,378,373
Short-Term Investments	127,097	—	—	127,097
Total	$8,185,977	$4,704,964	$—	$12,890,941

Annual Financial Statements   153

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
International Equity Portfolio
Common Stocks*
Australia	$—	$15,846,559	$—	$15,846,559
Belgium	—	16,897,282	—	16,897,282
Canada	27,361,216	—	—	27,361,216
China	—	32,334,887	—	32,334,887
Denmark	—	11,699,073	—	11,699,073
France	—	150,198,551	—	150,198,551
Germany	—	93,903,972	—	93,903,972
Greece	—	24,982,940	—	24,982,940
Hong Kong	—	36,506,405	—	36,506,405
Israel	—	22,435,814	—	22,435,814
Italy	—	33,993,183	—	33,993,183
Japan	—	170,218,567	—	170,218,567
Mexico	10,110,189	—	—	10,110,189
Netherlands	1,676,635	57,711,750	—	59,388,385
South Africa	—	12,073,321	—	12,073,321
South Korea	—	24,686,080	—	24,686,080
Spain	—	51,984,693	—	51,984,693
Sweden	—	28,708,864	—	28,708,864
Switzerland	—	29,148,710	—	29,148,710
Taiwan	12,500,819	—	—	12,500,819
United Kingdom	—	191,738,309	—	191,738,309
United States	64,302,699	10,465,216	—	74,767,915
Preferred Stocks*	—	12,817,398	—	12,817,398
Short-Term Investments	24,331,939	—	—	24,331,939
Total	$140,283,497	$1,028,351,574	$—	$1,168,635,071

154   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
International Equity Select Portfolio
Common Stocks*
Belgium	$—	$1,143,721	$—	$1,143,721
Brazil	—	499,808	—	499,808
Canada	1,357,152	—	—	1,357,152
China	—	3,530,834	—	3,530,834
Denmark	—	1,170,297	—	1,170,297
Finland	—	701,721	—	701,721
France	—	4,599,178	—	4,599,178
Germany	—	3,035,028	—	3,035,028
Greece	—	1,448,173	—	1,448,173
Hong Kong	—	1,556,317	—	1,556,317
India	835,175	886,332	—	1,721,507
Indonesia	—	498,805	—	498,805
Israel	—	834,578	—	834,578
Italy	—	503,348	—	503,348
Japan	—	7,029,943	—	7,029,943
Mexico	1,341,246	—	—	1,341,246
Netherlands	—	3,531,702	—	3,531,702
South Africa	—	613,773	—	613,773
South Korea	—	1,679,387	—	1,679,387
Spain	—	2,679,903	—	2,679,903
Sweden	—	806,011	—	806,011
Switzerland	—	1,913,115	—	1,913,115
Taiwan	—	3,126,616	—	3,126,616
United Kingdom	—	7,359,041	—	7,359,041
United States	1,976,715	719,056	—	2,695,771
Preferred Stocks*	—	994,867	—	994,867
Short-Term Investments	747,099	—	—	747,099
Total	$6,257,387	$50,861,554	$—	$57,118,941

Annual Financial Statements   155

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
International Quality Growth Portfolio
Common Stocks*
Australia	$—	$10,443,304	$—	$10,443,304
Brazil	—	11,037,740	—	11,037,740
Canada	23,112,239	—	—	23,112,239
China	—	21,095,478	—	21,095,478
Denmark	—	25,996,363	—	25,996,363
France	—	37,577,043	—	37,577,043
Germany	—	35,467,134	—	35,467,134
Hong Kong	—	22,399,080	—	22,399,080
India	16,474,388	—	—	16,474,388
Israel	11,917,591	—	—	11,917,591
Japan	—	49,031,378	—	49,031,378
Netherlands	9,949,390	39,680,818	—	49,630,208
Norway	—	10,880,303	—	10,880,303
South Africa	—	12,323,579	—	12,323,579
Sweden	—	28,662,767	—	28,662,767
Switzerland	—	24,542,290	—	24,542,290
Taiwan	19,127,141	7,135,776	—	26,262,917
United Kingdom	—	81,782,639	—	81,782,639
United States	27,751,889	11,844,593	—	39,596,482
Preferred Stocks*	—	7,562,837	—	7,562,837
Short-Term Investments	12,839,270	—	—	12,839,270
Total	$121,171,908	$437,463,122	$—	$558,635,030

156   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
International Strategic Equity Portfolio
Common Stocks*
Canada	$64,019,519	$—	$—	$64,019,519
China	—	17,951,841	—	17,951,841
Denmark	—	11,733,530	—	11,733,530
Finland	—	6,874,666	—	6,874,666
France	—	88,476,551	—	88,476,551
Germany	—	74,625,813	—	74,625,813
Greece	—	44,500,969	—	44,500,969
Hong Kong	—	38,347,556	—	38,347,556
India	1,527,123	45,099,689	—	46,626,812
Israel	—	103,042,312	—	103,042,312
Italy	—	80,799,883	—	80,799,883
Japan	—	223,957,996	—	223,957,996
Mexico	23,107,471	—	—	23,107,471
Netherlands	27,358,658	50,079,783	—	77,438,441
South Africa	—	40,069,572	—	40,069,572
Spain	—	40,088,090	—	40,088,090
Sweden	—	16,934,952	—	16,934,952
Switzerland	—	44,736,079	—	44,736,079
Taiwan	—	34,165,181	—	34,165,181
United Kingdom	—	262,520,913	—	262,520,913
United States	37,078,714	55,673,669	—	92,752,383
Preferred Stocks*	—	23,977,125	—	23,977,125
Short-Term Investments	76,926,151	—	—	76,926,151
Total	$230,017,636	$1,303,656,170	$—	$1,533,673,806
US Equity Concentrated Portfolio
Common Stocks*	$35,452,039	$—	$—	$35,452,039
Short-Term Investments	14,466	—	—	14,466
Total	$35,466,505	$—	$—	$35,466,505
US Equity Focus Portfolio
Common Stocks*	$79,757,301	$—	$—	$79,757,301
Short-Term Investments	2,244,274	—	—	2,244,274
Total	$82,001,575	$—	$—	$82,001,575
US Small Cap Equity Select Portfolio
Common Stocks*	$33,215,427	$—	$—	$33,215,427
Short-Term Investments	186,322	—	—	186,322
Total	$33,401,749	$—	$—	$33,401,749

*	Portfolio Holdings are disclosed on an individual basis in the Portfolio of Investments.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Annual Financial Statements   157

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

Global Listed Infrastructure uses forward currency contracts primarily for hedging purposes.

During the year ended December 31, 2025, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$256,600,000	*
Average amounts sold	$7,588,300,000

*	Represents average monthly notional exposure for ten months the derivative instruments were open during the period.

158   Annual Financial Statements

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$259,603

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$16,163,147

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(462,381,261)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(112,077,116)

None of the other Portfolios traded in derivative instruments during the year ended December 31, 2025.

As of December 31, 2025, Global Listed Infrastructure held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of December 31, 2025:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$259,603	$—	$259,603

Annual Financial Statements   159

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
BNP Paribas SA	$6,829	$(6,829)	$—	$—
HSBC Bank USA N.A.	203,209	(203,209)	—	—
Morgan Stanley & Co.	243	(243)	—	—
Royal Bank of Canada	37,004	(37,004)	—	—
Standard Chartered Bank	7,864	(7,864)	—	—
State Street Bank & Trust Co.	4,454	(4,454)	—	—
Total	$259,603	$(259,603)	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward currency contracts	$16,163,147	$—	$16,163,147

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Bank of New York Mellon	$931,294	$—	$—	$931,294
BNP Paribas SA	1,494,120	(6,829)	—	1,487,291
Canadian Imperial Bank of Commerce	1,456,540	—	—	1,456,540
Citibank N.A.	1,759,409	—	—	1,759,409
HSBC Bank USA N.A.	3,029,854	(203,209)	—	2,826,645
Morgan Stanley & Co.	2,123,255	(243)	—	2,123,012
Royal Bank of Canada	2,675,039	(37,004)	—	2,638,035
Standard Chartered Bank	243,865	(7,864)	—	236,001
State Street Bank & Trust Co.	2,449,771	(4,454)	—	2,445,317
Total	$16,163,147	$(259,603)	$—	$15,903,544

160   Annual Financial Statements

11. Segment Reporting

The Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12. New Accounting Pronouncements

During the year ended December 31, 2025, the Portfolios adopted FASB ASU 2023-09 Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”), which was intended to enhance transparency and consistency in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The adoption of ASU 2023-09 did not result in any changes to the Portfolios’ financial statements or disclosures.

13. Subsequent Events

On January 22, 2026, the Board approved the liquidation of US Equity Concentrated. The liquidation does not require the approval of Portfolio shareholders. It is anticipated that the Portfolio’s assets will be distributed to shareholders on or about April 22, 2026. Management has identified no other material subsequent events affecting the Portfolios through the issuance of the financial statements.

Annual Financial Statements   161

The Lazard Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Lazard Developing Markets Equity Portfolio, Lazard Emerging Markets Equity Advantage Portfolio, Lazard Emerging Markets Equity Portfolio, Lazard Equity Franchise Portfolio, Lazard Global Listed Infrastructure Portfolio, Lazard Global Small Cap Equity Portfolio, Lazard International Equity Portfolio, Lazard International Equity Select Portfolio, Lazard International Quality Growth Portfolio, Lazard International Strategic Equity Portfolio, Lazard US Equity Concentrated Portfolio, Lazard US Equity Focus Portfolio, and Lazard US Small Cap Equity Select Portfolio and the Board of Directors of The Lazard Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the Lazard Developing Markets Equity Portfolio, Lazard Emerging Markets Equity Advantage Portfolio, Lazard Emerging Markets Equity Portfolio, Lazard Equity Franchise Portfolio, Lazard Global Listed Infrastructure Portfolio, Lazard Global Small Cap Equity Portfolio (formerly Lazard International Small Cap Equity Portfolio), Lazard International Equity Portfolio, Lazard International Equity Select Portfolio, Lazard International Quality Growth Portfolio, Lazard International Strategic Equity Portfolio, Lazard US Equity Concentrated Portfolio, Lazard US Equity Focus Portfolio, and Lazard US Small Cap Equity Select Portfolio (collectively the “Portfolios”), certain of the portfolios constituting The Lazard Funds, Inc., including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

162   Annual Financial Statements

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 26, 2026

We have served as the auditor of one or more of the investment companies in the Lazard Fund Complex since 2004.

Annual Financial Statements   163

The Lazard Funds, Inc.

Tax and Other Information (unaudited)

Tax Information

Year Ended December 31, 2025

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2025.

Of the dividends paid by the Portfolios, the corresponding percentage shown below is qualified dividend income.

Portfolio	Percentage
Developing Markets Equity	84.29%
Emerging Markets Equity Advantage	52.51
Emerging Markets Equity	82.82
Equity Franchise	53.76
Global Listed Infrastructure	96.98
Global Small Cap Equity	100.00
International Equity	68.82
International Equity Select	100.00
International Quality Growth	100.00
International Strategic Equity	45.72
US Equity Concentrated	0.00
US Equity Focus	100.00
US Small Cap Equity Select	37.53

164   Annual Financial Statements

Of the dividends paid by the Portfolios, the corresponding percentage represents the amount of each dividend that qualifies for the dividends received deduction available to corporate shareholders.

Portfolio	Percentage
Developing Markets Equity	0.00%
Emerging Markets Equity Advantage	0.02
Emerging Markets Equity	0.00
Equity Franchise	13.06
Global Listed Infrastructure	14.06
Global Small Cap Equity	6.44
International Equity	0.00
International Equity Select	0.00
International Quality Growth	0.00
International Strategic Equity	0.00
US Equity Concentrated	0.00
US Equity Focus	100.00
US Small Cap Equity Select	37.56

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to U.S. nonresident shareholders.

Annual Financial Statements   165

The Portfolios intend to pass through to shareholders foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

Portfolio	Foreign Source Income	Foreign Tax Paid/Credit
Developing Markets Equity	$2,206,498	$277,401
Emerging Markets Equity Advantage	10,263,509	1,759,015
Emerging Markets Equity	206,191,003	21,067,205
Equity Franchise	2,398,632	137,043
Global Listed Infrastructure	331,660,103	20,691,224
Global Small Cap Equity	—	—
International Equity	31,271,378	2,176,356
International Equity Select	1,483,184	—
International Quality Growth	7,001,244	629,167
International Strategic Equity	48,442,324	5,369,421
US Equity Concentrated	—	—
US Equity Focus	—	—
US Small Cap Equity Select	—	—

166   Annual Financial Statements

Of the dividends paid by the Portfolios, the corresponding amount represents the long-term capital gains paid to shareholders.

Portfolio	Long-Term Capital Gains
Developing Markets Equity	$—
Emerging Markets Equity Advantage	6,326,925
Emerging Markets Equity	—
Equity Franchise	—
Global Listed Infrastructure	273,390,993
Global Small Cap Equity	—
International Equity	93,536,773
International Equity Select	283,262
International Quality Growth	19,189,074
International Strategic Equity	276,703,785
US Equity Concentrated	—
US Equity Focus	9,358,084
US Small Cap Equity Select	778,652

Annual Financial Statements   167

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

168   Annual Financial Statements

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

This information is not applicable for the reporting period.

Annual Financial Statements   169

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS020

Lazard Funds

Annual Financial Statements

December 31, 2025

Fixed Income Funds

Lazard Government Money Market Portfolio

Lazard US Convertibles Portfolio

Lazard US High Yield Portfolio

Lazard US Short Duration Fixed Income Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Government Money Market Portfolio
4	Lazard US Convertibles Portfolio
13	Lazard US High Yield Portfolio
21	Lazard US Short Duration Fixed Income Portfolio
24	Abbreviations (N-CSR Item 7)
26	Statements of Assets and Liabilities (N-CSR Item 7)
30	Statements of Operations (N-CSR Item 7)
32	Statements of Changes in Net Assets (N-CSR Item 7)
36	Financial Highlights (N-CSR Item 7)
44	Notes to Financial Statements (N-CSR Item 7)
72	Report of Independent Registered Public Accounting Firm
74	Tax and Other Information (unaudited)
76	Additional Information (unaudited) (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Annual Financial Statements   1

The Lazard Funds, Inc. Portfolios of Investments
December 31, 2025

Description	Principal Amount (000)	Fair Value

Lazard Government Money Market Portfolio

U.S. Government Securities | 13.9%
Federal Farm Credit Banks Funding Corp.,
4.500%, 03/02/26*	$2,000	$2,003,001
4.875%, 04/20/26*	2,000	2,006,953
Federal Home Loan Bank Discount Notes,
3.750%, 01/21/26*	10,000	9,979,525
3.886%, 01/22/26*	5,000	4,989,275
3.887%, 02/06/26*	5,000	4,981,886
3.854%, 02/17/26*	10,119	10,071,441
3.843%, 02/23/26*	400	397,885
3.652%, 03/03/26*	10,000	9,939,378
3.722%, 03/10/26*	10,000	9,932,533
3.738%, 03/13/26*	385	382,290
3.680%, 03/31/26*	15,000	14,868,000
3.733%, 08/10/26*	7,050	6,902,402
Federal Home Loan Banks, 4.650%, 04/21/26	1,500	1,504,433
Federal Home Loan Mortgage Corp. Discount Notes,
3.697%, 02/06/26*	30,000	29,891,312
3.859%, 02/27/26*	2,234	2,221,313
3.657%, 03/16/26*	425	421,883
3.658%, 03/18/26*	250	248,118
Federal National Mortgage Association, 2.125%, 04/24/26	23	22,894
Federal National Mortgage Association Discount Notes, 3.678%, 03/16/26*	95	94,303

Total U.S. Government Securities (Cost $110,842,649)		110,858,825

U.S. Treasury Securities | 14.3%
U.S. Treasury Bills,
3.896%, 01/27/26	15,000	14,963,236
3.899%, 02/03/26	5,000	4,984,383
3.872%, 02/12/26	5,000	4,979,561
3.881%, 02/19/26	10,000	9,952,488

The accompanying notes are an integral part of these financial statements.

2   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard Government Money Market Portfolio (concluded)

3.857%, 03/17/26	$15,000	$14,892,110
3.830%, 03/24/26	15,000	14,881,060
3.831%, 03/31/26	20,000	19,828,124
3.703%, 04/07/26	15,000	14,860,505
3.825%, 05/14/26	15,000	14,807,762

Total U.S. Treasury Securities (Cost $114,088,827)		114,149,229

Total Repurchase Agreements | 71.8% (Cost $573,842,000)		573,842,000

Total Investments | 100.0% (Cost $798,773,476)		$798,850,054

Liabilities in Excess of Cash and Other Assets | 0.0%		(33,598)

Net Assets | 100.0%		$798,816,456

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, At Value

Fixed Income Clearing Corp. - SSB	3.81%	12/31/2025	1/2/2026	$573,842	$573,842,000	$573,963,463	United States Treasury Notes, 2.875% to 4.375%, 07/15/27 to 05/15/34,	$573,539,700	$585,319,005

*	The rate shown represents the 7-day yield as of period end.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   3

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio

Convertible Corporate Bonds | 84.7%

Aerospace & Defense | 1.5%
Rocket Lab USA, Inc., 4.250%, 02/01/29 (#)	$19	$258,206

Automobiles | 1.4%
Lucid Group, Inc., 5.000%, 04/01/30 (#)	58	34,256
Rivian Automotive, Inc., 4.625%, 03/15/29	164	206,538
		240,794

Biotechnology | 4.7%
Alnylam Pharmaceuticals, Inc., 0.000%, 09/15/28 (#)	164	158,670
Bridgebio Pharma, Inc., 2.500%, 03/15/27	76	143,526
Cytokinetics, Inc., 3.500%, 07/01/27	27	38,489
Halozyme Therapeutics, Inc.,
0.000%, 02/15/31 (#)	104	104,239
0.875%, 11/15/32 (#)	103	104,803
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26	202	277,497
		827,224

Capital Markets | 3.5%
Cipher Mining, Inc., 0.000%, 10/01/31 (#)	93	110,670
Cleanspark, Inc., 0.000%, 06/15/30	44	45,734
Core Scientific, Inc., 0.000%, 06/15/31 (#)	97	102,403

The accompanying notes are an integral part of these financial statements.

4   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

MARA Holdings, Inc., 0.000%, 03/01/30	$150	$118,350
Terawulf, Inc., 1.000%, 09/01/31 (#)	193	228,608
		605,765

Commercial Services & Supplies | 1.5%
Affirm Holdings, Inc., 0.750%, 12/15/29	52	57,707
Global Payments, Inc., 1.500%, 03/01/31	197	177,201
Stride, Inc., 1.125%, 09/01/27	18	24,579
		259,487

Construction & Engineering | 2.2%
Fluor Corp., 1.125%, 08/15/29	135	154,130
Granite Construction, Inc., 3.250%, 06/15/30	74	118,400
Meritage Homes Corp., 1.750%, 05/15/28	111	109,723
		382,253

Diversified REITs | 2.4%
Digital Realty Trust LP, 1.875%, 11/15/29 (#)	100	101,650
Welltower OP LLC, 2.750%, 05/15/28 (#)	166	325,526
		427,176

Diversified Telecommunication Services | 1.7%
Applied Digital Corp., 2.750%, 06/01/30	44	118,965

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   5

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

AST SpaceMobile, Inc., 2.375%, 10/15/32 (#)	$63	$83,317
InterDigital, Inc., 3.500%, 06/01/27	21	86,583
		288,865

Electric Utilities | 8.9%
Alliant Energy Corp., 3.875%, 03/15/26	84	87,486
CMS Energy Corp., 3.375%, 05/01/28	305	326,960
Duke Energy Corp., 4.125%, 04/15/26	91	93,844
Evergy, Inc., 4.500%, 12/15/27	62	75,570
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	274	340,719
PG&E Corp., 4.250%, 12/01/27	351	361,565
WEC Energy Group, Inc., 4.375%, 06/01/29	223	260,687
		1,546,831

Electronic Equipment, Instruments & Components | 0.5%
Itron, Inc., 1.375%, 07/15/30	94	95,234

Entertainment | 2.5%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	409	430,677

Financial Services | 2.5%
Coinbase Global, Inc., 0.250%, 04/01/30	230	236,152

The accompanying notes are an integral part of these financial statements.

6   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

SoFi Technologies, Inc., 1.250%, 03/15/29 (#)	$43	$121,798
Upstart Holdings, Inc., 2.000%, 10/01/29	60	75,900
		433,850

Health Care Equipment & Supplies | 4.4%
Exact Sciences Corp., 0.375%, 03/01/28	310	318,525
Guardant Health, Inc., 1.250%, 02/15/31	72	132,055
Integer Holdings Corp., 1.875%, 03/15/30 (#)	84	77,952
iRhythm Technologies, Inc., 1.500%, 09/01/29	96	134,400
Lantheus Holdings, Inc., 2.625%, 12/15/27	43	49,375
Merit Medical Systems, Inc., 3.000%, 02/01/29 (#)	44	53,218
		765,525

Health Care Providers & Services | 1.0%
Teladoc Health, Inc., 1.250%, 06/01/27	188	179,540

Interactive Media & Services | 9.0%
Airbnb, Inc., 0.000%, 03/15/26	305	302,560
DoorDash, Inc., 0.000%, 05/15/30 (#)	250	261,750
Hims & Hers Health, Inc., 0.000%, 05/15/30 (#)	70	60,515
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (#)	250	224,750
Snap, Inc., 0.125%, 03/01/28	257	233,305

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   7

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Uber Technologies, Inc., 0.000%, 05/15/28 (#)	$80	$78,112
Series 2028, 0.875%, 12/01/28	192	249,504
Wayfair, Inc., 3.250%, 09/15/27	96	159,962
		1,570,458

IT Services | 11.4%
CyberArk Software Ltd., 0.000%, 06/15/30 (#)	100	107,100
Lumentum Holdings, Inc., 0.500%, 06/15/28	177	502,857
Parsons Corp., 2.625%, 03/01/29	114	117,477
Rubrik, Inc., 0.000%, 06/15/30 (#)	150	147,675
Seagate HDD Cayman, 3.500%, 06/01/28	90	302,715
Super Micro Computer, Inc., 3.500%, 03/01/29	258	230,252
Western Digital Corp., 3.000%, 11/15/28	102	467,803
Zscaler, Inc., 0.000%, 07/15/28 (#)	122	114,436
		1,990,315

Leisure Products | 0.7%
NCL Corp. Ltd., 0.875%, 04/15/30 (#)	72	80,505
Peloton Interactive, Inc., 5.500%, 12/01/29	27	45,022
		125,527

Machinery | 1.7%
Bloom Energy Corp., 0.000%, 11/15/30 (#)	342	299,250

The accompanying notes are an integral part of these financial statements.

8   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Media | 1.8%
Liberty Broadband Corp., 3.125%, 03/31/53 (#)	$225	$223,087
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	84,923
		308,010

Metals & Mining | 1.5%
Centrus Energy Corp., 0.000%, 08/15/32 (#)	103	132,793
MP Materials Corp., 3.000%, 03/01/30 (#)	50	124,925
		257,718

Oil, Gas & Consumable Fuels | 1.8%
CNX Resources Corp., 2.250%, 05/01/26	36	103,086
Northern Oil & Gas, Inc., 3.625%, 04/15/29	90	87,053
Solaris Energy Infrastructure, Inc., 0.250%, 10/01/31	118	127,956
		318,095

Passenger Airlines | 0.1%
JetBlue Airways Corp., 2.500%, 09/01/29	25	24,313

Pharmaceuticals | 1.3%
Jazz Investments I Ltd., 2.000%, 06/15/26	200	231,950

Semiconductors & Semiconductor Equipment | 3.7%
Microchip Technology, Inc., 0.750%, 06/01/30	136	133,634

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   9

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

MKS, Inc., 1.250%, 06/01/30	$157	$200,646
ON Semiconductor Corp., 0.500%, 03/01/29	331	313,953
		648,233

Software | 12.0%
Akamai Technologies, Inc., 0.375%, 09/01/27	283	284,415
Bill Holdings, Inc., 0.000%, 04/01/30	188	173,364
Cloudflare, Inc., 0.000%, 08/15/26	207	243,515
Datadog, Inc., 0.000%, 12/01/29	236	236,295
Dropbox, Inc., 0.000%, 03/01/28	127	128,333
Five9, Inc., 1.000%, 03/15/29	156	140,790
Guidewire Software, Inc., 1.250%, 11/01/29	57	62,814
Nutanix, Inc., 0.250%, 10/01/27	88	99,044
Snowflake, Inc., 0.000%, 10/01/27	167	248,329
Strategy, Inc.,
0.000%, 12/01/29	311	256,140
0.625%, 03/15/30	177	223,728
		2,096,767

Specialty Retail | 1.0%
GameStop Corp., 0.000%, 04/01/30 (#)	168	166,538

Total Convertible Corporate Bonds (Cost $13,340,948)		14,778,601

The accompanying notes are an integral part of these financial statements.

10   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Convertibles Portfolio (continued)

Preferred Stocks | 10.7%

Aerospace & Defense | 2.5%
Boeing Co.	6,368	$439,774

Banks | 3.7%
Bank of America Corp., Series L	380	475,760
Wells Fargo & Co., Class A, Series L	145	175,740
		651,500

Capital Markets | 1.1%
ARES Management Corp., Series B	1,346	67,838
KKR & Co., Inc., Series D	2,300	119,232
		187,070

Chemicals | 0.9%
Albemarle Corp.	2,636	156,552

Financial Services | 1.3%
Apollo Global Management, Inc.	1,652	124,759
Shift4 Payments, Inc.	1,369	109,534
		234,293

Semiconductors & Semiconductor Equipment | 0.7%
Microchip Technology, Inc.	2,019	117,667

Technology Hardware, Storage & Peripherals | 0.5%
Hewlett Packard Enterprise Co.	1,367	91,165

Total Preferred Stocks (Cost $1,702,423)		1,878,021

Short-Term Investments | 4.4%
Lazard Government Money Market Portfolio 3.59% (7 day yield) (a) (Cost $762,304)	762,304	762,304

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   11

Description	Fair Value

Lazard US Convertibles Portfolio (concluded)

Total Investments | 99.8% (Cost $15,805,675)	$17,418,926

Cash and Other Assets in Excess of Liabilites | 0.2%	28,233

Net Assets | 100.0%	$17,447,159

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 22.3% of net assets of the Portfolio.
(a)	Affiliated investment.

Futures Contracts open at December 31, 2025:

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
CME E-mini NASDAQ 100 Index Futures	1	$20	03/20/26	$521,076	$509,135	$—	$11,940
CBOT 5 Year U.S. Treasury Notes Futures	28	2,800,000	03/31/26	3,062,064	3,060,531	—	1,533
Total gross unrealized appreciation/depreciation on Futures Contracts						$—	$13,473

The accompanying notes are an integral part of these financial statements.

12   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio

Corporate Bonds | 96.8%

Aerospace & Defense | 2.7%
Bombardier, Inc., 8.750%, 11/15/30 (#)	$1,750	$1,890,714
TransDigm, Inc., 4.625%, 01/15/29	500	496,685
6.750%, 08/15/28 (#)	1,000	1,017,616
		3,405,015

Automobile Components | 3.9%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,500	1,444,915
Goodyear Tire & Rubber Co., 5.250%, 07/15/31	2,000	1,897,216
Tenneco, Inc., 8.000%, 11/17/28 (#)	1,500	1,504,800
		4,846,931

Automobiles | 1.0%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,295	1,293,231

Building Products | 2.5%
Griffon Corp., 5.750%, 03/01/28	1,750	1,753,409
Standard Industries, Inc., 3.375%, 01/15/31 (#)	1,500	1,374,263
		3,127,672

Chemicals | 4.5%
Methanex Corp., 5.125%, 10/15/27	1,750	1,759,901
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,705,560

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   13

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	$661	$658,960
6.625%, 08/15/32 (#)	1,500	1,519,155
		5,643,576

Commercial Services & Supplies | 4.1%
ADT Security Corp., 4.125%, 08/01/29 (#)	250	243,829
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 06/15/32 (#)	2,000	2,065,193
Prime Security Services Borrower LLC/ Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,470,683
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,378,350
		5,158,055

Containers & Packaging | 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	1,129,663

Diversified REITs | 1.3%
Iron Mountain, Inc., 4.500%, 02/15/31 (#)	1,250	1,191,572
4.875%, 09/15/29 (#)	500	493,274
		1,684,846

Diversified Telecommunication Services | 2.7%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, 09/15/29 (#)	2,000	2,121,479
Zayo Group Holdings, Inc., 9.250%, 03/09/30 (#)	1,287	1,222,285
		3,343,764

The accompanying notes are an integral part of these financial statements.

14   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Electric Utilities | 2.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	$1,500	$1,401,724
XPLR Infrastructure Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,726,965
		3,128,689

Electrical Equipment | 1.3%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,700	1,685,369

Entertainment | 2.4%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,499,835
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 04/15/27	1,550	1,544,042
		3,043,877

Food Products | 6.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	1,500	1,440,588
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,759,829
Post Holdings, Inc., 4.500%, 09/15/31 (#)	1,500	1,422,070
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,736,875
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,479,916
		7,839,278

Gas Utilities | 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (#)	1,000	1,036,752

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   15

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Health Care Equipment & Supplies | 1.7%
Bausch & Lomb Corp., 8.375%, 10/01/28 (#)	$2,000	$2,087,500

Health Care Providers & Services | 4.2%
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,810,817
LifePoint Health, Inc., 5.375%, 01/15/29 (#)	2,000	1,960,905
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,471,761
		5,243,483

Hotel & Resort REITs | 2.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	1,500	1,464,724
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,732,572
		3,197,296

Hotels, Restaurants & Leisure | 4.0%
Boyd Gaming Corp., 4.750%, 06/15/31 (#)	2,000	1,953,975
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,659,098
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,468,152
		5,081,225

Household Durables | 1.4%
Somnigroup International, Inc., 4.000%, 04/15/29 (#)	1,750	1,704,997

The accompanying notes are an integral part of these financial statements.

16   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Interactive Media & Services | 1.1%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	$1,500	$1,424,632

IT Services | 2.7%
NCR Atleos Corp., 9.500%, 04/01/29 (#)	1,500	1,628,064
NCR Voyix Corp., 5.125%, 04/15/29 (#)	1,750	1,737,684
		3,365,748

Leisure Products | 0.5%
Sabre GLBL, Inc., 10.750%, 11/15/29 (#)	206	175,167
10.750%, 03/15/30 (#)	594	488,596
		663,763

Machinery | 1.6%
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,993,197

Media | 14.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30 (#)	1,500	1,432,573
5.125%, 05/01/27 (#)	500	499,312
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28 (#)	2,000	2,001,476
DISH Network Corp., 11.750%, 11/15/27 (#)	2,000	2,081,560
Gray Media, Inc., 4.750%, 10/15/30 (#)	2,000	1,551,286
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,412,063
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,504,037
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,000	920,139

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   17

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Sirius XM Radio LLC, 3.875%, 09/01/31 (#)	$1,000	$920,934
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,734,590
Univision Communications, Inc., 9.375%, 08/01/32 (#)	2,000	2,149,626
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,851,470
		18,059,066

Oil, Gas & Consumable Fuels | 15.4%
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30 (#)	1,580	1,578,122
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,490,372
Civitas Resources, Inc., 8.750%, 07/01/31 (#)	2,000	2,074,803
Comstock Resources, Inc., 6.750%, 03/01/29 (#)	1,500	1,503,331
CVR Energy, Inc., 8.500%, 01/15/29 (#)	1,500	1,541,771
Kodiak Gas Services LLC, 7.250%, 02/15/29 (#)	1,750	1,820,616
Nabors Industries, Inc., 9.125%, 01/31/30 (#)	1,500	1,568,340
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,727,090
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	1,250	1,250,674
Transocean International Ltd., 8.750%, 02/15/30 (#)	1,725	1,802,466
Venture Global LNG, Inc., 9.875%, 02/01/32 (#)	1,500	1,549,609
Vital Energy, Inc., 7.875%, 04/15/32 (#)	1,500	1,477,926
		19,385,120

The accompanying notes are an integral part of these financial statements.

18   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US High Yield Portfolio (continued)

Pharmaceuticals | 1.2%
1261229 B.C. Ltd., 10.000%, 04/15/32 (#)	$1,500	$1,560,025

Software | 3.1%
Cloud Software Group, Inc., 6.500%, 03/31/29 (#)	1,000	1,013,088
9.000%, 09/30/29 (#)	1,000	1,041,511
CoreWeave, Inc., 9.250%, 06/01/30 (#)	2,000	1,859,545
		3,914,144

Specialty Retail | 6.3%
Asbury Automotive Group, Inc., 4.500%, 03/01/28	987	984,165
5.000%, 02/15/32 (#)	750	728,849
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 01/15/29 (#)	500	485,617
6.750%, 01/15/30 (#)	1,500	1,426,162
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	980,220
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,695,874
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,680,048
		7,980,935

Total Corporate Bonds (Cost $122,829,723)		122,027,849

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   19

Description	Shares	Fair Value

Lazard US High Yield Portfolio (concluded)

Short-Term Investments | 1.8%
Lazard Government Money Market Portfolio 3.59% (7 day yield) (a) (Cost $2,253,644)	2,253,644	$2,253,644

Total Investments | 98.6% (Cost $125,083,367)		$124,281,493

Cash and Other Assets in Excess of Liabilites | 1.4%		1,801,114

Net Assets | 100.0%		$126,082,607

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 81.1% of net assets of the Portfolio.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

20   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio

Asset-Backed Securities | 5.3%

Financial Services | 3.9%
Business Jet Securities LLC, Series 2022-1A, Class A, 4.455%, 06/15/37 (#)	$467	$464,643
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.530%, 03/15/61 (#)	466	375,893
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61 (#)	500	417,396
		1,257,932

Ground Transportation | 1.4%
TRP LLC, Series 2021-1, Class A, 2.070%, 06/19/51 (#)	483	465,124

Total Asset-Backed Securities (Cost $1,736,529)		1,723,056

Corporate Bonds | 33.3%

Aerospace & Defense | 2.2%
Boeing Co., 2.196%, 02/04/26	725	723,620

Automobiles | 6.7%
American Honda Finance Corp., 5.250%, 07/07/26	800	805,535
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	675	669,391
General Motors Financial Co., Inc., 5.000%, 04/09/27	700	707,507
		2,182,433

Banks | 15.5%
Bank of America Corp., 2.551% (SOFR+1.050%), 02/04/28 (§)	1,050	1,032,825
Citigroup, Inc., 3.887% (SOFR+1.825%), 01/10/28 (§)	1,025	1,023,045

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   21

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (continued)

Goldman Sachs Group, Inc., 4.937% (SOFR+1.319%), 04/23/28 (§)	$725	$733,281
JPMorgan Chase & Co., 4.851% (SOFR+1.990%), 07/25/28 (§)	950	962,213
Morgan Stanley, 1.593% (SOFR+0.879%), 05/04/27 (§)	625	619,561
Wells Fargo & Co., 3.196% (SOFR+1.432%), 06/17/27 (§)	675	672,290
		5,043,215

Diversified Telecommunication Services | 2.2%
T-Mobile USA, Inc., 2.625%, 04/15/26	725	722,123

Health Care Providers & Services | 2.1%
HCA, Inc., 4.500%, 02/15/27	675	676,469

Interactive Media & Services | 0.8%
Alphabet, Inc., 3.875%, 11/15/28	275	276,341

Oil, Gas & Consumable Fuels | 2.0%
Energy Transfer LP, 5.500%, 06/01/27	650	660,498

Semiconductors & Semiconductor Equipment | 1.8%
Intel Corp., 3.750%, 08/05/27	600	596,539

Total Corporate Bonds (Cost $10,801,238)		10,881,238

Mortgage-Backed Securities | 4.4%
COMM Mortgage Trust, Series 2016-787S, Class A 3.545%, 02/10/36 (#)	700	695,855
Manhattan West Mortgage Trust, Series 2020-1MW, Class A 2.130%, 09/10/39 (#)	750	721,606

The accompanying notes are an integral part of these financial statements.

22   Annual Financial Statements

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (concluded)

Total Mortgage-Backed Securities (Cost $1,371,691)		$1,417,461

U.S. Treasury Securities | 56.1%
U.S. Treasury Notes, 3.875%, 03/15/28	$1,380	1,391,105
3.625%, 08/15/28	2,920	2,927,414
3.375%, 09/15/28	7,960	7,927,351
3.500%, 10/15/28	1,110	1,108,873
3.500%, 11/15/28	4,970	4,964,564

Total U.S. Treasury Securities (Cost $18,284,808)		18,319,307

Description	Shares	Fair Value

Short-Term Investments | 0.3%
Lazard Government Money Market Portfolio 3.59% (7 day yield) (a) (Cost $98,880)	98,880	$98,880

Total Investments | 99.4% (Cost $32,293,146)		$32,439,942

Cash and Other Assets in Excess of Liabilites | 0.6%		195,623

Net Assets | 100.0%		$32,635,565

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 9.6% of net assets of the Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2025.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   23

The Lazard Funds, Inc. Abbreviations
December 31, 2025

Security Abbreviations:

REITs	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SSB	— State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

24   Annual Financial Statements

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The Lazard Funds, Inc. Statements of Assets and Liabilities

December 31, 2025	Lazard Government Money Market Portfolio	Lazard US Convertibles Portfolio
ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$225,008,054	$16,656,622
Affiliated issuers (Note 5)	—	762,304
Repurchase agreements	573,842,000	—
Cash	4,731	9
Receivables for:
Dividends and interest	123,999	54,961
Amount due from Investment Manager (Note 3)	—	1,097
Capital stock sold	—	—
Cash collateral pledged for futures contracts	—	68,565
Total assets	798,978,784	17,543,558

LIABILITIES
Payables for:
Management fees	98,823	—
Accrued administration fees	40,424	20,331
Accrued registration fees	15,132	195
Accrued custodian fees	3,778	30,279
Accrued directors’ fees	1,896	10
Accrued shareholders’ reports	1,697	2,385
Accrued professional services	—	32,220
Accrued distribution fees	—	37
Capital stock redeemed	—	—
Variation margin on open futures contracts	—	7,635
Other accrued expenses and payables	578	3,307
Total liabilities	162,328	96,399
Net assets	$798,816,456	$17,447,159

NET ASSETS
Paid in capital	$798,739,879	$15,239,810
Distributable earnings (Accumulated loss)	76,577	2,207,349
Net assets	$798,816,456	$17,447,159

The accompanying notes are an integral part of these financial statements.

26   Annual Financial Statements

Lazard US High Yield Portfolio	Lazard US Short Duration Fixed Income Portfolio

$122,027,849	$32,341,062
2,253,644	98,880
—	—
396	—

2,043,079	305,954
—	23,568
26,251	—
—	—
126,351,219	32,769,464

43,650	—
22,256	14,111
—	89
58,412	20,947
421	81
18,247	4,498
36,387	31,791
450	—
81,254	59,216
—	—
7,535	3,166
268,612	133,899
$126,082,607	$32,635,565

$153,747,503	$35,171,420
(27,664,896)	(2,535,855)
$126,082,607	$32,635,565

Annual Financial Statements   27

December 31, 2025	Lazard Government Money Market Portfolio	Lazard US Convertibles Portfolio
Institutional Shares
Net assets	$798,816,456	$17,266,337
Shares of capital stock outstanding*	798,739,879	1,446,407
Net asset value, offering and redemption price per share	$1.00	$11.94

Open Shares
Net assets	—	$180,822
Shares of capital stock outstanding*	—	15,153
Net asset value, offering and redemption price per share	—	$11.93

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—

Cost of unaffiliated issuers	$224,931,476	$15,043,371
Cost of affiliated issuers	$—	$762,304
Cost of repurchase agreements	$573,842,000	$—

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares value is rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

28   Annual Financial Statements

Lazard US High Yield Portfolio		Lazard US Short Duration Fixed Income Portfolio

$123,244,705		$32,618,121
6,577,445		3,385,533

$18.74		$9.63

$2,825,009		$17,444
150,074		1,808

$18.82		$9.65

$12,893		—
686	†	—

$18.80		—

$122,829,723		$32,194,266
$2,253,644		$98,880
$—		$—

Annual Financial Statements   29

The Lazard Funds, Inc. Statements of Operations

For the Year Ended December 31, 2025	Lazard Government Money Market Portfolio (a)	Lazard US Convertibles Portfolio
Investment Income
Interest	$8,186,101	$309,844
Dividends:
Unaffiliated issuers	—	97,752
Affiliated issuers (b)	—	4,906
Total investment income	8,186,101	412,502
Expenses
Management fees (Note 3)	303,182	93,295
Administration fees	40,424	27,798
Registration fees	15,678	33,044
Professional services	6,939	48,362
Custodian fees	3,778	41,044
Directors’ fees and expenses	1,896	6,138
Shareholders’ reports	1,697	5,200
Shareholders’ services	1,623	9,264
Distribution fees (Open Shares)	—	420
Other^	815	5,439
Total gross expenses	376,032	270,004
Management fees waived and expenses reimbursed	—	(152,701)
Total net expenses	376,032	117,303
Net investment income (loss)	7,810,069	295,199
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	—	1,216,253
Futures contracts	—	94,214
Total net realized gain (loss)	—	1,310,467
Net change in unrealized appreciation (depreciation) on:
Investments	76,577	945,319
Futures contracts	—	6,565
Total net change in unrealized appreciation (depreciation)	76,577	951,884
Net realized and unrealized gain (loss)	76,577	2,262,351
Net increase (decrease) in net assets resulting from operations	$7,886,646	$2,557,550

^ Includes interest on line of credit (Note 6)	$—	$—

(a)	The Portfolio commenced operations on October 1, 2025.
(b)	See Note 5 for information on affiliated issuers.

The accompanying notes are an integral part of these financial statements.

30   Annual Financial Statements

Lazard US High Yield Portfolio	Lazard US Short Duration Fixed Income Portfolio

$7,654,021	$1,265,642

11,407	7,263
24,223	3,385
7,689,651	1,276,290

688,206	79,110
32,927	21,242
39,054	39,765
58,184	48,804
63,080	15,163
15,303	7,583
20,209	6,316
17,784	10,495
6,930	44
13,430	6,308
955,107	234,830
(258,313)	(107,825)
696,794	127,005
6,992,857	1,149,285

167,969	186,176
—	—
167,969	186,176

5,115,640	126,271
—	—
5,115,640	126,271
5,283,609	312,447

$12,276,466	$1,461,732

$207	$—

Annual Financial Statements   31

The Lazard Funds, Inc. Statements of Changes in Net Assets

Lazard Government Money Market Portfolio
Period Ended December 31, 2025 (a)
Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$7,810,069
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	76,577
Net increase (decrease) in net assets resulting from operations	7,886,646

Distributions to shareholders (Note 2(g))
Net investment income and/or net realized gains
Institutional Shares	(7,810,069)
Open Shares	—
R6 Shares	—
Net decrease in net assets resulting from distributions	(7,810,069)

Capital stock transactions
Net proceeds from sales
Institutional Shares	2,696,469,123
Open Shares	—
Net proceeds from reinvestment of distributions
Institutional Shares	7,810,069
Open Shares	—
R6 Shares	—
Cost of shares redeemed
Institutional Shares	(1,905,539,313)
Open Shares	—
Net increase (decrease) in net assets from capital stock transactions	798,739,879
Total increase (decrease) in net assets	798,816,456
Net assets at beginning of period	—
Net assets at end of period	$798,816,456

The accompanying notes are an integral part of these financial statements.

32   Annual Financial Statements

Lazard US Convertibles Portfolio		Lazard US High Yield Portfolio		Lazard US Short Duration Fixed Income Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$295,199	$249,253	$6,992,857	$8,032,265	$1,149,285	$1,266,080
1,310,467	293,672	167,969	(3,451,552)	186,176	277,495
951,884	115,466	5,115,640	4,197,418	126,271	(178,523)
2,557,550	658,391	12,276,466	8,778,131	1,461,732	1,365,052

(1,161,816)	(262,142)	(6,869,971)	(7,946,751)	(1,149,928)	(1,265,814)
(11,981)	(3,170)	(148,611)	(142,376)	(585)	(631)
—	—	(688)	(575)	—	—
(1,173,797)	(265,312)	(7,019,270)	(8,089,702)	(1,150,513)	(1,266,445)

3,107,061	3,156,985	22,525,658	9,551,694	3,218,045	7,491,386
7,500	23,605	389,716	14,539	222	1,001

1,161,429	262,142	6,788,632	7,844,390	1,149,598	1,260,748
11,982	3,170	137,510	134,336	585	631
—	—	688	575	—	—

(1,222,473)	(66,248)	(33,096,121)	(66,477,399)	(5,358,961)	(5,914,228)
(10,009)	(50,997)	(435,258)	(580,777)	(1,185)	(3,947)

3,055,490	3,328,657	(3,689,175)	(49,512,642)	(991,696)	2,835,591
4,439,243	3,721,736	1,568,021	(48,824,213)	(680,477)	2,934,198
13,007,916	9,286,180	124,514,586	173,338,799	33,316,042	30,381,844
$17,447,159	$13,007,916	$126,082,607	$124,514,586	$32,635,565	$33,316,042

Annual Financial Statements   33

Lazard Government Money Market Portfolio
Period Ended December 31, 2025 (a)
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	—
Shares sold	2,696,462,934
Shares issued to shareholders from reinvestment of distributions	7,816,257
Shares redeemed	(1,905,539,312)
Net increase (decrease)	798,739,879
Shares outstanding at end of period	798,739,879

Open Shares
Shares outstanding at beginning of period	—
Shares sold	—
Shares issued to shareholders from reinvestment of distributions	—
Shares redeemed	—
Net increase (decrease)	—
Shares outstanding at end of period	—

R6 Shares
Shares outstanding at beginning of period	—
Shares issued to shareholders from reinvestment of distributions	—
Net increase	—
Shares outstanding at end of period	—

(a)	The Portfolio commenced operations on October 1, 2025.

The accompanying notes are an integral part of these financial statements.

34   Annual Financial Statements

Lazard US Convertibles Portfolio		Lazard US High Yield Portfolio		Lazard US Short Duration Fixed Income Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

1,172,129	855,258	6,793,964	9,501,245	3,489,848	3,192,502
289,385	298,674	1,229,145	533,369	335,757	788,819

98,864	24,397	369,588	437,873	119,613	132,602
(113,971)	(6,200)	(1,815,252)	(3,678,523)	(559,685)	(624,075)
274,278	316,871	(216,519)	(2,707,281)	(104,315)	297,346
1,446,407	1,172,129	6,577,445	6,793,964	3,385,533	3,489,848

14,351	16,707	144,808	168,715	1,848	2,091
682	2,143	21,370	810	23	106

1,019	296	7,452	7,462	61	66
(899)	(4,795)	(23,556)	(32,179)	(124)	(415)
802	(2,356)	5,266	(23,907)	(40)	(243)
15,153	14,351	150,074	144,808	1,808	1,848

—	—	649	617	—	—

—	—	37	32	—	—
—	—	37	32	—	—
—	—	686	649	—	—

Annual Financial Statements   35

The Lazard Funds, Inc. Financial Highlights

LAZARD GOVERNMENT MONEY MARKET PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	For the Period 10/1/25* to 12/31/25
Institutional Shares
Net asset value, beginning of period	$1.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss)	— (b)
Total from investment operations	0.01
Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$1.00

Total Return (c)	0.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$798,816
Ratios to average net assets (d):
Net expenses	0.18%
Gross expenses	0.18%
Net investment income (loss)	3.86%

*	The Portfolio commenced operations on October 1, 2025.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

36   Annual Financial Statements

LAZARD US CONVERTIBLES PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended			For the Period 12/30/22* to
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22
Institutional Shares
Net asset value, beginning of period	$10.96	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.22	0.23	0.27	— (b)
Net realized and unrealized gain (loss)	1.60	0.32	0.74	0.04
Total from investment operations	1.82	0.55	1.01	0.04
Less distributions from:
Net investment income	(0.22)	(0.24)	(0.26)	—
Net realized gains	(0.62)	— (b)	(0.14)	—
Total distributions	(0.84)	(0.24)	(0.40)	—
Net asset value, end of period	$11.94	$10.96	$10.65	$10.04

Total Return (c)	16.94%	5.25%	10.18%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,266	$12,851	$9,108	$4,920
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.71%	1.86%	4.59%	3.08%
Net investment income (loss)	1.90%	2.11%	2.55%	-0.75%
Portfolio turnover rate	51%	38%	22%	0%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   37

Selected data for a share of capital stock outstanding	Year Ended			For the Period 12/30/22* to
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22
Open Shares
Net asset value, beginning of period	$10.97	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.20	0.24	— (b)
Net realized and unrealized gain (loss)	1.59	0.33	0.75	0.04
Total from investment operations	1.78	0.53	0.99	0.04
Less distributions from:
Net investment income	(0.20)	(0.21)	(0.24)	—
Net realized gains	(0.62)	— (b)	(0.14)	—
Total distributions	(0.82)	(0.21)	(0.38)	—
Net asset value, end of period	$11.93	$10.97	$10.65	$10.04

Total Return (c)	16.51%	5.08%	9.91%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$181	$157	$178	$100
Ratios to average net assets (d):
Net expenses	1.00%	1.00%	1.00%	1.00%
Gross expenses	4.47%	4.97%	6.63%	18.24%
Net investment income (loss)	1.65%	1.85%	2.32%	-1.00%
Portfolio turnover rate	51%	38%	22%	0%

*	The Portfolio commenced operations on December 30, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

38   Annual Financial Statements

LAZARD US HIGH YIELD PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$17.94	$17.92	$16.93	$19.63	$19.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	1.02	0.90	0.76	0.72	0.72
Net realized and unrealized gain (loss)	0.81	0.03	1.00	(2.69)	(0.17)
Total from investment operations	1.83	0.93	1.76	(1.97)	0.55
Less distributions from:
Net investment income	(1.03)	(0.91)	(0.77)	(0.73)	(0.72)
Total distributions	(1.03)	(0.91)	(0.77)	(0.73)	(0.72)
Net asset value, end of period	$18.74	$17.94	$17.92	$16.93	$19.63

Total Return (b)	10.46%	5.31%	10.65%	-10.11%	2.86%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$123,245	$121,893	$170,290	$222,884	$299,518
Ratios to average net assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.75%	0.73%	0.70%	0.70%	0.66%
Net investment income (loss)	5.59%	5.00%	4.40%	4.06%	3.64%
Portfolio turnover rate	14%	49%	26%	7%	30%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   39

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$18.02	$18.00	$17.01	$19.72	$19.90
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.98	0.86	0.72	0.68	0.67
Net realized and unrealized gain (loss)	0.81	0.03	1.00	(2.70)	(0.17)
Total from investment operations	1.79	0.89	1.72	(2.02)	0.50
Less distributions from:
Net investment income	(0.99)	(0.87)	(0.73)	(0.69)	(0.68)
Total distributions	(0.99)	(0.87)	(0.73)	(0.69)	(0.68)
Net asset value, end of period	$18.82	$18.02	$18.00	$17.01	$19.72

Total Return (b)	10.17%	5.05%	10.35%	-10.32%	2.55%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,825	$2,610	$3,038	$2,935	$3,423
Ratios to average net assets:
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	1.13%	1.11%	1.08%	1.06%	1.00%
Net investment income (loss)	5.34%	4.78%	4.16%	3.81%	3.39%
Portfolio turnover rate	14%	49%	26%	7%	30%

The accompanying notes are an integral part of these financial statements.

40   Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$18.00	$17.98	$16.99	$19.69	$19.88
Income (Loss) from investment operations:
Net investment income (loss) (a)	1.03	0.90	0.77	0.77	0.73
Net realized and unrealized gain (loss)	0.80	0.03	0.99	(2.72)	(0.18)
Total from investment operations	1.83	0.93	1.76	(1.95)	0.55
Less distributions from:
Net investment income	(1.03)	(0.91)	(0.77)	(0.75)	(0.74)
Total distributions	(1.03)	(0.91)	(0.77)	(0.75)	(0.74)
Net asset value, end of period	$18.80	$18.00	$17.98	$16.99	$19.69

Total Return (b)	10.46%	5.30%	10.65%	-9.98%	2.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13	$12	$11	$1	$1
Ratios to average net assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	25.46%	28.79%	38.30%	241.56%	231.95%
Net investment income (loss)	5.60%	5.04%	4.47%	4.30%	3.66%
Portfolio turnover rate	14%	49%	26%	7%	30%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   41

LAZARD US SHORT DURATION FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$9.54	$9.51	$9.44	$9.83	$9.89
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.35	0.36	0.31	0.12	0.02
Net realized and unrealized gain (loss)	0.09	0.03	0.08	(0.38)	(0.06)
Total from investment operations	0.44	0.39	0.39	(0.26)	(0.04)
Less distributions from:
Net investment income	(0.35)	(0.36)	(0.32)	(0.13)	(0.02)
Total distributions	(0.35)	(0.36)	(0.32)	(0.13)	(0.02)
Net asset value, end of period	$9.63	$9.54	$9.51	$9.44	$9.83

Total Return (b)	4.67%	4.21%	4.26%	-2.68%	-0.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,618	$33,298	$30,362	$58,574	$79,247
Ratios to average net assets:
Net expenses	0.40%	0.40%	0.40%	0.40%	0.36%
Gross expenses	0.73%	0.74%	0.66%	0.51%	0.48%
Net investment income (loss)	3.63%	3.81%	3.28%	1.28%	0.22%
Portfolio turnover rate	164%	276%	259%	135%	100%

The accompanying notes are an integral part of these financial statements.

42   Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$9.55	$9.52	$9.45	$9.84	$9.90
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33	0.34	0.31	0.10	0.01
Net realized and unrealized gain (loss)	0.10	0.03	0.06	(0.38)	(0.06)
Total from investment operations	0.43	0.37	0.37	(0.28)	(0.05)
Less distributions from:
Net investment income	(0.33)	(0.34)	(0.30)	(0.11)	(0.01)
Total distributions	(0.33)	(0.34)	(0.30)	(0.11)	(0.01)
Net asset value, end of period	$9.65	$9.55	$9.52	$9.45	$9.84

Total Return (b)	4.53%	3.95%	3.98%	-2.89%	-0.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17	$18	$20	$17	$22
Ratios to average net assets:
Net expenses	0.65%	0.65%	0.65%	0.62%	0.48%
Gross expenses	26.69%	29.08%	29.63%	28.11%	18.10%
Net investment income (loss)	3.39%	3.56%	3.24%	1.06%	0.12%
Portfolio turnover rate	164%	276%	259%	135%	100%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   43

The Lazard Funds, Inc. Notes to Financial Statements

December 31, 2025

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2025, the Fund was comprised of twenty no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of certain Portfolios. The financial statements of other Portfolios are presented separately.

The Portfolios are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and certain Portfolios offer Open Shares and R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements with certain exceptions which are applicable to Government Money Market’s operation as a “money market fund” pursuant to Rule 2a-7 under the 1940 Act. Specifically, Government Money Market seeks to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, rather than at it’s current market value. Under 2a-7 the fund has to be monitored to ensure that amortized cost does not materially diverge from market value.

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on,

44   Annual Financial Statements

among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Equity securities traded on a securities exchange or market, including exchange-traded option contracts, futures contracts, rights and warrants, and exchange-traded funds, are valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV’’) per share. Repurchase agreements are valued at amortized cost which approximates fair value.

Trading on certain non-U.S. securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-U.S. countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of

Annual Financial Statements   45

factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method and mortgage-backed securities using the level yield method.

A Portfolio may be subject to taxes imposed by non-U.S. countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size

46   Annual Financial Statements

and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the year ended December 31, 2025, US Convertibles traded in futures contracts.

(d) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the

Annual Financial Statements   47

counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. The change in value, if any, on swap agreements is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

Upon entering into a centrally cleared swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash collateral for swaps in the Statements of Assets and Liabilities. On these transactions, the Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

During the year ended December 31, 2025, none of the Portfolios traded in swap agreements.

(e) Options—Put and call options purchased are accounted for in the same manner as portfolio securities and other assets. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current

48   Annual Financial Statements

market value of the option written. When a Portfolio writes a call option, such option is typically “covered,’’ meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the year ended December 31, 2025, none of the Portfolios traded in options.

(f) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2025, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
US High Yield	$(4,635,215)	$(22,138,094)
US Short Duration Fixed Income	(2,213,240)	(481,281)

During the year ended December 31, 2025, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
US High Yield	$174,340
US Short Duration Fixed Income	152,155

Annual Financial Statements   49

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Government Money Market	$798,773,476	$76,607	$30	$76,577
US Convertibles	15,812,022	2,230,367	623,463	1,606,904
US High Yield	125,185,199	1,593,396	2,497,102	(903,706)
US Short Duration Fixed Income	32,293,146	196,019	49,223	146,796

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(g) Dividends and Distributions—For Government Money Market, US High Yield and US Short Duration Fixed Income, income dividends are normally declared each business day and paid monthly. For US Convertibles, income dividends are declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at

50   Annual Financial Statements

least annually, to shareholders, but may be distributed more frequently in connection with income distributions. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency and fixed-income transactions, distribution redesignations, certain fixed-income securities and expenses, derivatives, wash sales, return of capital distributions, capital loss carryforwards, deemed dividends and paydown gain/loss.

The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts as follows:

Portfolio	Paid in Capital	Distributable Earnings (Accumulated Loss)
US Convertibles	$ 47,696	$(47,696)
US High Yield	9	(9)
US Short Duration Fixed Income	29	(29)

The tax character of dividends and distributions paid during the years ended December 31, were as follows:

	Ordinary Income		Long-Term Capital Gain
Portfolio	2025	2024	2025	2024
Government Money Market	$7,810,069	$—	$—	$—
US Convertibles	307,462	263,009	866,335	2,303
US High Yield	7,019,270	8,089,702	—	—
US Short Duration Fixed Income	1,150,513	1,266,445	—	—

Annual Financial Statements   51

At December 31, 2025, the components of distributable earnings (accumulated loss), on a tax basis, were as follows:

Portfolio	Undistributed Ordinary Income/Deferred Ordinary Losses	Undistributed Long-Term Capital Gain/ Deferred Capital Losses	Net Unrealized Appreciation (Depreciation) Including Foreign Currency
Government Money Market	$—	$—	$76,577
US Convertibles	449,120	151,325	1,606,904
US High Yield	12,119	(26,773,309)	(903,706)
US Short Duration Fixed Income	13,892	(2,694,521)	144,774

(h) Allocation of Expenses—Expenses common to the Fund, Lazard Active ETF Trust, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(i) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(j) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled

52   Annual Financial Statements

disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

(k) Repurchase Agreements—Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a portfolio and its counterparties. Typically, a portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the portfolio, respectively. The Portfolio’s, along with other registered investment companies advised by the Investment Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

During the year ended December 31, 2025, Lazard Government money market Fund entered into Repurchase agreements.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services

Annual Financial Statements   53

provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Government Money Market	0.15%
US Convertibles	0.60
US High Yield	0.55
US Short Duration Fixed Income	0.25

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2026 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund may invest in other investment companies managed by the Investment Manager. The Fund deducts any fees charged by such investment company from the payment to be made to the Investment Manager under the Management Agreement. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares		R6 Shares
Government Money Market (a)	0.25%	N/A	%	N/A	%
US Convertibles	0.75	1.00		N/A
US High Yield (b)	0.55	0.80		0.55
US Short Duration Fixed Income (c)	0.40	0.65		N/A

(a)	This agreement will continue in effect until September 30, 2027.
(b)	This agreement will continue in effect until May 1, 2035 for R6 Shares.
(c)	This agreement will continue in effect until May 1, 2035 for Open Shares.

In addition, until May 1, 2026, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the

54   Annual Financial Statements

Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess. Further, the Investment Manager will bear the daily expenses incurred in excess of any income produced for US Short Duration Fixed Income.

During the year ended December 31, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
US Convertibles	$92,288	$54,597	$1,007	$4,809
US High Yield	246,064	—	9,203	—
US Short Duration Fixed Income	79,067	24,273	43	4,442

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
US High Yield	$67	$2,979

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily

Annual Financial Statements   55

net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

Portfolio	Purchases	Sales
US Convertibles	$9,215,201	$7,541,250
US High Yield	17,521,778	21,624,929
US Short Duration Fixed Income	5,323,127	5,003,367

	U.S. Government and Treasury Securities
Portfolio	Purchases	Sales
US Short Duration Fixed Income	$45,811,239	$45,465,460

At December 31, 2025, the Investment Manager and the Lazard Fund Complex collectively owned 99.99% and 39.01% of the outstanding shares of Government Money Market and US Convertibles respectively.

For the year ended December 31, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under

56   Annual Financial Statements

the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

A summary of the Fund’s transactions in Lazard mutual funds for the year ended December 31, 2025 is as follows:

Issue	Value at December 31, 2024	Purchase cost	Sales proceeds	Dividend Income	Shares at December 31, 2025	Values at December 31, 2025
US Convertibles
Lazard Government Money Market Portfolio	$—	$1,296,115	$(533,811)	$4,906	762,304	$762,304
US High Yield
Lazard Government Money Market Portfolio	$—	$8,547,079	$(6,293,435)	$24,223	2,253,644	$2,253,644
US Short Duration Fixed Income
Lazard Government Money Market Portfolio	$—	$7,562,408	$(7,463,528)	$3,385	98,880	$98,880

6. Line of Credit

The Fund had a $100 million committed line of credit (the “Line of Credit”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the terms of the Line of Credit, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. Costs for the unused portion of the commitment and the upfront fee are allocated among the Funds and among their Portfolios primarily on the basis of relative net

Annual Financial Statements   57

assets. During the year ended December 31, 2025, the following Portfolios had borrowings under the Line of Credit as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
US High Yield	$274,462	$1,078,760	5.43%	5

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Line of Credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Line of Credit, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other

58   Annual Financial Statements

public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its

Annual Financial Statements   59

higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

60   Annual Financial Statements

(c) Non-U.S. Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

(d) Foreign Currency Risk—Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates.

(e) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the

Annual Financial Statements   61

amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(f) Structured Products Risk—Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives transactions may increase volatility or reduce returns, perhaps substantially,

62   Annual Financial Statements

particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, market or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Use of derivatives transactions may cause a Portfolio to experience losses greater than if a Portfolio had not engaged in such transactions.

(g) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(h) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

Annual Financial Statements   63

•	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

•	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(i) Government Securities Risk—Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a Portfolio does not apply to

64   Annual Financial Statements

the market value of such security or to shares of the Portfolio itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(j) Repurchase Agreements Risk—The Portfolio may enter into certain types of repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This is intended to insulate the Portfolio from changes in the market value of the security during the period. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. If the seller or guarantor becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition of collateral.

(k) Stable Net Asset Value Risk—There is no assurance that the Lazard Government Money Market Portfolio will meet its investment objective of maintaining a net asset value (“NAV”) of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Portfolio’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Portfolio maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Portfolio, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

(l) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks

Annual Financial Statements   65

include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Geopolitical tensions may increase the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly

66   Annual Financial Statements

transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Annual Financial Statements   67

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of December 31, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Government Money Market Portfolio
U.S. Government Securities	$—	$110,858,825	$—	$110,858,825
U.S. Treasury Securities	—	114,149,229	—	114,149,229
Repurchase Agreements	—	573,842,000	—	573,842,000
Total	$—	$798,850,054	$—	$798,850,054
US Convertibles Portfolio
Assets:
Convertible Corporate Bonds*	$—	$14,778,601	$—	$14,778,601
Preferred Stocks*	1,878,021	—	—	1,878,021
Short-Term Investments	762,304	—	—	762,304
Total	$2,640,325	$14,778,601	$—	$17,418,926
Liabilities:
Other Financial Instruments†
Futures Contracts	$(13,473)	$—	$—	$(13,473)
US High Yield Portfolio
Corporate Bonds*	$—	$122,027,849	$—	$122,027,849
Short-Term Investments	2,253,644	—	—	2,253,644
Total	$2,253,644	$122,027,849	$—	$124,281,493
US Short Duration Fixed Income Portfolio
Asset-Backed Securities	$—	$1,723,056	$—	$1,723,056
Corporate Bonds*	—	10,881,238	—	10,881,238
Mortgage-Backed Securities	—	1,417,461	—	1,417,461
U.S. Treasury Securities	—	18,319,307	—	18,319,307
Short-Term Investments	98,880	—	—	98,880
Total	$98,880	$32,341,062	$—	$32,439,942

*	Portfolio holdings are disclosed on an individual basis in the Portfolio of Investments.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain Level 2 securities were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural

68   Annual Financial Statements

disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

US Convertibles used derivative instruments, including futures contracts.

US Convertibles futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

During the year ended December 31, 2025, the approximate average monthly notional exposure for derivative instruments was as follows:

Futures contracts:
Average notional value of contracts – long	$1,900,000*

*	Represents average monthly notional exposure for eleven months the derivative instrument was open during the period.

Annual Financial Statements   69

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025:

Liabilities – Derivative Financial Instruments	Equity Contracts	Interest Rate Contracts	Total
Futures contracts
Unrealized depreciation on futures contracts (a)	$11,940	$1,533	$13,473

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, is reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in distributable earnings (accumulated loss).

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was:

Net Realized Gain (Loss) from:	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$86,294	$7,920	$94,214

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$8,098	$(1,533)	$6,565

As of December 31, 2025, none of the Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency.

70   Annual Financial Statements

Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

11. Segment Reporting

The Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12. New Accounting Pronouncements

During the year ended December 31, 2025, the Portfolios adopted FASB ASU 2023-09 Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”), which was intended to enhance transparency and consistency in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The adoption of ASU 2023-09 did not result in any changes to the Portfolios’ financial statements or disclosures.

13. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

Annual Financial Statements   71

The Lazard Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Lazard Government Money Market Portfolio, Lazard US Convertibles Portfolio, Lazard US High Yield Portfolio, and Lazard US Short Duration Fixed Income Portfolio and the Board of Directors of The Lazard Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lazard Government Money Market Portfolio, Lazard US Convertibles Portfolio, Lazard US High Yield Portfolio, and Lazard US Short Duration Fixed Income Portfolio, (collectively the “Portfolios”), four of the portfolios constituting The Lazard Funds, Inc., including the portfolios of investments, as of December 31, 2025, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio Name	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Lazard Government Money Market Portfolio	For the period from October 1, 2025 (commencement of operations) through December 31, 2025
Lazard US Convertibles Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025 and the period from December 30, 2022 (commencement of operations) through December 31, 2022
Lazard US High Yield Portfolio Lazard US Short Duration Fixed Income Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025

72   Annual Financial Statements

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 26, 2026

We have served as the auditor of one or more of the investment companies in the Lazard Fund Complex since 2004.

Annual Financial Statements   73

The Lazard Funds, Inc. Tax and Other Information (unaudited)

Tax Information

Year Ended December 31, 2025

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2025.

Of the dividends paid by the Portfolios, the corresponding percentage shown below is qualified dividend income.

Portfolio	Percentage
Government Money Market	—%
US Convertibles	12.99
US High Yield	—
US Short Duration Fixed Income	—

Of the dividends paid by the Portfolios, the corresponding percentage represents the amount of each dividend that qualifies for the dividends received deduction available to corporate shareholders.

Portfolio	Percentage
Government Money Market	—%
US Convertibles	12.99
US High Yield	—
US Short Duration Fixed Income	—

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to U.S. nonresident shareholders.

Of the dividends paid by the Portfolios, the corresponding amount represents the long-term capital gains paid to shareholders.

Portfolio	Long-Term Capital Gains
Government Money Market	$—
US Convertibles	866,335
US High Yield	—
US Short Duration Fixed Income	—

74   Annual Financial Statements

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Annual Financial Statements   75

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At a meeting of the Board held on June 24, 2025 (the “June Meeting”), the Board considered the approval of the Management Agreement between The Lazard Funds, Inc. (“LFI”), on behalf of the Lazard Government Money Market Portfolio (the “Government Money Market Portfolio”), and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in an executive session separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meeting relating to the organization of the Government Money Market Portfolio. Certain information was provided by reference to information presented by the Investment Manager in connection with the Board’s consideration of the renewal of the Management Agreement between LFI, on behalf of its existing Portfolios, and the Investment Manager at the June Meeting and the Board meeting held on May 20, 2025.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager would provide to the Government Money Market Portfolio, including a discussion of the Investment Manager and its clients (of which the existing Lazard Funds complex of 29 active funds

76   Annual Financial Statements

comprised approximately $18 billion of the approximately $227.4 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2025). The Board also received a presentation at the June Meeting on the investment strategy to be employed for the Government Money Market Portfolio.

The Board considered the various services to be provided by the Investment Manager, including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Government Money Market Portfolio and its shareholders will be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Government Money Market Portfolio; trends in recent years in the number of personnel involved in providing services to LFI’s Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of LFI’s Portfolios, which would include the Government Money Market Portfolio; and the Investment Manager’s financial condition. The Board accepted the assertion of representatives of the Investment Manager that the Government Money Market Portfolio would be expected to benefit from the services and infrastructure provided by the Investment Manager and that such services and infrastructure would be greater than those typically provided to a $18 billion fund complex not managed by a large, global firm such as the Investment Manager.

Annual Financial Statements   77

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, the Government Money Market Portfolio’s proposed contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Government Money Market Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of a group of funds not advised by the Investment Manager selected by ISS as comparable, for expense comparison purposes, to the Government Money Market Portfolio in terms of relevant criteria as appropriate, with certain exclusions as specified by ISS (the “Expense Peer Group”1). The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The results of the ISS comparisons showed that the advisory fee and net expense ratio of the Government Money Market Portfolio were generally competitive within the Expense Peer Group.

Other Accounts Advisory Fee Comparison and Performance. The Investment Manager reported to the Board that it did not manage any other funds or accounts that utilize the same investment strategy as the Government Money Market Portfolio. Consequently, there was no advisory fee or performance information of such funds or accounts for the Board to consider.

Investment Manager Profitability and Economies of Scale

Representatives of the Investment Manager noted that because the Government Money Market Portfolio is newly formed, has not commenced operations and the eventual aggregate amount of the Government Money Market Portfolio’s assets was uncertain, specific information concerning the cost of services to be provided to the Government Money Market Portfolio and the estimated profitability percentage of the Management Agreement with LFI, on behalf of the Government Money Market Portfolio, to the

1	The ISS materials outlined the process for constructing the Expense Peer Group. Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodology used by ISS in constructing the Expense Peer Group, including how the methodology could affect the results of the comparisons.

78   Annual Financial Statements

Investment Manager and its affiliates from their relationships with the Government Money Market Portfolio and economies of scale would be subject to a number of assumptions and would be speculative and not meaningful. The Investment Manager representatives stated that they did not expect the Investment Manager to realize any current profits on the Government Money Market Portfolio initially, noting the Investment Manager’s agreement to waive its fees and/or reimburse expenses of the Government Money Market Portfolio for at least two years following the Government Money Market Portfolio’s commencement of operations to maintain the expense ratio reflected in the materials presented to the Board. The Board determined to revisit this issue no later than when it next reviewed the advisory fee in connection with the renewal of the Management Agreement with LFI, on behalf of the Government Money Market Portfolio. Representatives of the Investment Manager reviewed with the Board information provided on the Investment Manager’s brokerage practices. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates were expected to receive any significant ancillary benefits from the Investment Manager acting as investment manager to the Government Money Market Portfolio. The representatives of the Investment Manager stated that the Investment Manager intends to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Government Money Market Portfolio would not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Government Money Market Portfolio’s Open Shares.

Conclusions and Determinations

At the conclusion of these discussions, the Board members expressed the opinion that they had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to the evaluation of the Management Agreement with LFI, on behalf of the Government Money Market Portfolio. In evaluating the Management

Annual Financial Statements   79

Agreement with LFI, on behalf of the Government Money Market Portfolio, the Board relied on the information described above as well as other information provided by the Investment Manager. The Board members also relied on their previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to LFI by the Investment Manager. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $227.4 billion global asset management business.

•	The Board concluded that the fee to be paid to the Investment Manager was reasonable in light of the factors considered by the Board and the totality of the services to be provided as discussed above.

•	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Government Money Market Portfolio increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement with LFI, on behalf of the Government Money Market Portfolio. In deciding whether to vote to approve the Management Agreement with LFI, on behalf of the Government Money Market Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

80   Annual Financial Statements

The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent, Registrar and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www. lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS026

Lazard Funds

Annual Financial Statements

December 31, 2025

Multi-Asset Funds

Lazard Enhanced Opportunities Portfolio

Lazard Opportunistic Strategies Portfolio

Lazard Real Assets Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Enhanced Opportunities Portfolio
31	Lazard Opportunistic Strategies Portfolio
35	Lazard Real Assets Portfolio
45	Abbreviations (N-CSR Item 7)
46	Statements of Assets and Liabilities (N-CSR Item 7)
50	Statements of Operations (N-CSR Item 7)
52	Statements of Changes in Net Assets (N-CSR Item 7)
56	Financial Highlights (N-CSR Item 7)
65	Notes to Financial Statements (N-CSR Item 7)
103	Report of Independent Registered Public Accounting Firm
105	Tax and Other Information (unaudited)
108	Additional Information (unaudited) (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Annual Financial Statements   1

The Lazard Funds, Inc. Portfolios of Investments

December 31, 2025

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 0.6%

China | 0.0%
indie Semiconductor, Inc., Class A (*), (±)	1,638	$5,782
Silvercorp Metals, Inc. (±)	93	776
		6,558

Luxembourg | 0.0%
Vinty Holding 5 SA (*), (¢)	20,125,249	20,125

Netherlands | 0.2%
Nebius Group NV (*)	1,249	104,548

United States | 0.4%
ADTRAN Holdings, Inc. (*), (±)	128	1,112
Akamai Technologies, Inc. (*)	47	4,101
ANI Pharmaceuticals, Inc. (*), (±)	8	632
Applied Digital Corp. (*), (±)	508	12,456
Applied Optoelectronics, Inc. (*), (±)	2	70
AST SpaceMobile, Inc. (*), (±)	87	6,319
Aurora Innovation, Inc. (*)	168	645
BigBear.ai Holdings, Inc. (*), (±)	305	1,647
Bill Holdings, Inc. (*)	159	8,672
Box, Inc., Class A (*), (±)	160	4,786
Cipher Mining, Inc. (*), (±)	299	4,413
Cleanspark, Inc. (*)	28	283
Coinbase Global, Inc., Class A (*), (±)	205	46,359
CoreWeave, Inc., Class A (±)	277	19,836
Enovis Corp. (*), (±)	10	267
Eos Energy Enterprises, Inc. (*), (±)	183	2,097
Galaxy Digital, Inc., Class A (*), (±)	576	12,879
GameStop Corp., Class A (*), (±)	742	14,899
Herbalife Ltd. (*), (±)	81	1,044
Lantheus Holdings, Inc. (*), (±)	242	16,105
Lucid Group, Inc. (*), (±)	1,798	19,005
Match Group, Inc. (±)	190	6,135

The accompanying notes are an integral part of these financial statements.

2   Annual Financial Statements

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

ON Semiconductor Corp. (*)	300	$16,245
Opendoor Technologies, Inc. (*), (±)	65	379
Peloton Interactive, Inc., Class A (*)	296	1,823
Porch Group, Inc. (*)	79	721
Riot Platforms, Inc. (*), (±)	13	165
Rivian Automotive, Inc., Class A (*), (±)	39	769
Seagate Technology Holdings PLC (±)	28	7,711
Shake Shack, Inc., Class A (*), (±)	2	162
Sirius XM Holdings, Inc. (±)	795	15,896
Terawulf, Inc. (*), (±)	617	7,089
WisdomTree, Inc. (±)	315	3,840
Xometry, Inc., Class A (*)	171	10,169
Zoetis, Inc.	111	13,966
		262,697

Total Common Stocks (Cost $925,149)		393,928

Description	Security Currency	Principal Amount (000)	Fair Value

Convertible Corporate Bonds | 54.3%

Australia | 0.3%
IREN Ltd.:
0.000%, 07/01/31 (#), (±)	USD	16	$11,888
0.250%, 06/01/32 (#), (±)	USD	79	73,668
Series 33, 1.000%, 06/01/33 (#), (±)	USD	79	74,062
			159,618

Canada | 0.6%
Premium Brands Holdings Corp., 5.500%, 12/31/32 (±)	CAD	143	104,394
StorageVault Canada, Inc., 5.000%, 03/31/28 (#), (±)	CAD	342	251,264
			355,658

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   3

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

China | 2.1%
H World Group Ltd., 3.000%, 05/01/26 (±)	USD	252	$321,426
indie Semiconductor, Inc., 4.500%, 11/15/27 (#), (±)	USD	418	433,549
JD.com, Inc., 0.250%, 06/01/29 (±)	USD	174	174,783
Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/29 (**), (±)	USD	200	325,572
			1,255,330

Israel | 0.4%
Camtek Ltd., 0.000%, 09/15/30 (#), (±)	USD	17	19,677
Check Point Software Technologies Ltd., 0.000%, 12/15/30 (#), (±)	USD	200	199,700
Wix.com Ltd., 0.000%, 09/15/30 (#), (±)	USD	21	18,606
			237,983

Netherlands | 0.8%
Nebius Group NV, 3.000%, 06/05/31 (#), (±)	USD	96	177,760
Pharming Group NV, 4.500%, 04/25/29 (**), (±)	EUR	200	325,495
			503,255

United States | 50.1%
A10 Networks, Inc., 2.750%, 04/01/30 (#), (±)	USD	20	20,688
ADTRAN Holdings, Inc., 3.750%, 09/15/30 (#), (±)	USD	8	8,648
Affirm Holdings, Inc.:
0.000%, 11/15/26 (±)	USD	792	764,280
0.750%, 12/15/29 (±)	USD	15	16,646
Akamai Technologies, Inc.:
0.375%, 09/01/27 (±)	USD	102	102,510
1.125%, 02/15/29 (±)	USD	129	127,775
0.250%, 05/15/33 (#), (±)	USD	42	46,536

The accompanying notes are an integral part of these financial statements.

4   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Alphatec Holdings, Inc., 0.750%, 08/01/26 (±)	USD	281	$351,250
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29 (±)	USD	21	19,469
Amyris, Inc., 1.500%, 11/15/26 (¢), («)	USD	938	0
Astronics Corp., 0.000%, 01/15/31 (#), (±)	USD	157	184,868
Bill Holdings, Inc.:
0.000%, 04/01/27 (±)	USD	59	55,976
0.000%, 04/01/30 (±)	USD	876	807,804
BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27 (±)	USD	928	891,251
Bitdeer Technologies Group, 4.000%, 11/15/31 (#), (±)	USD	198	183,883
Bloom Energy Corp., 3.000%, 06/01/28 (±)	USD	171	796,963
Box, Inc., 1.500%, 09/15/29 (±)	USD	182	177,450
Bridgebio Pharma, Inc., 2.500%, 03/15/27 (±)	USD	482	910,257
Cheesecake Factory, Inc., 0.375%, 06/15/26 (±)	USD	111	109,968
Cipher Mining, Inc., 0.000%, 10/01/31 (#), (±)	USD	86	102,340
Cleanspark, Inc., 0.000%, 02/15/32 (#), (±)	USD	16	12,072
Cloudflare, Inc.:
0.000%, 08/15/26 (±)	USD	411	483,500
0.000%, 06/15/30 (#), (±)	USD	79	86,071
Coinbase Global, Inc., 0.500%, 06/01/26 (±)	USD	231	231,000
Commvault Systems, Inc., 0.000%, 09/15/30 (#), (±)	USD	159	141,033
CONMED Corp., 2.250%, 06/15/27 (±)	USD	1,138	1,092,480
Core Scientific, Inc., 3.000%, 09/01/29 (#), (±)	USD	245	384,650

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   5

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

CoreWeave, Inc., 1.750%, 12/01/31 (#), (±)	USD	157	$148,954
Danimer Scientific, Inc., 3.250%, 12/15/26 (¢), («)	USD	300	0
Dexcom, Inc., 0.375%, 05/15/28 (±)	USD	460	423,545
DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	112	108,265
DraftKings Holdings, Inc., 0.000%, 03/15/28 (±)	USD	596	545,578
Dropbox, Inc.:
0.000%, 03/01/26 (±)	USD	934	927,462
0.000%, 03/01/28 (±)	USD	228	230,394
Duke Energy Corp., 4.125%, 04/15/26 (±)	USD	64	66,000
Enphase Energy, Inc., 0.000%, 03/01/28 (±)	USD	67	58,541
Etsy, Inc.:
0.125%, 09/01/27 (±)	USD	399	369,973
0.250%, 06/15/28 (±)	USD	990	886,792
Euronet Worldwide, Inc., 0.625%, 10/01/30 (#), (±)	USD	41	37,489
Exact Sciences Corp.:
0.375%, 03/15/27 (±)	USD	929	971,920
0.375%, 03/01/28 (±)	USD	769	790,147
Fastly, Inc., 0.000%, 12/15/30 (#), (±)	USD	40	39,324
Fisker, Inc., 2.500%, 09/15/26 (#), (±), («)	USD	772	3,466
Five9, Inc., 1.000%, 03/15/29 (±)	USD	706	637,165
Galaxy Digital Holdings LP:
3.000%, 12/15/26 (#), (±)	USD	250	270,937
2.500%, 12/01/29 (#), (±)	USD	250	316,275
GameStop Corp., 0.000%, 06/15/32 (#), (±)	USD	268	262,104
Haemonetics Corp., 2.500%, 06/01/29 (±)	USD	159	165,471

The accompanying notes are an integral part of these financial statements.

6   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Herbalife Ltd., 4.250%, 06/15/28 (±)	USD	30	$32,535
Hims & Hers Health, Inc., 0.000%, 05/15/30 (#), (±)	USD	21	18,155
Impinj, Inc.:
1.125%, 05/15/27 (±)	USD	80	130,544
0.000%, 09/15/29 (#), (±)	USD	118	121,717
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	313	75,903
JBT Marel Corp., 0.250%, 05/15/26 (±)	USD	179	183,690
Lantheus Holdings, Inc., 2.625%, 12/15/27 (±)	USD	129	148,124
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	417	29,165
3.750%, 02/15/30 (±)	USD	1,074	75,180
MARA Holdings, Inc., 0.000%, 08/01/32 (#), (±)	USD	49	33,423
Marriott Vacations Worldwide Corp., 3.250%, 12/15/27 (±)	USD	138	131,445
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (#)	USD	295	265,205
MGP Ingredients, Inc., 1.875%, 11/15/41 (±)	USD	563	546,110
Microchip Technology, Inc., 0.750%, 06/01/30 (±)	USD	571	561,065
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	665	659,015
NCL Corp. Ltd.:
1.125%, 02/15/27 (±)	USD	103	103,000
0.750%, 09/15/30 (#), (±)	USD	383	371,280
Nutanix, Inc., 0.500%, 12/15/29 (±)	USD	235	227,245
Oddity Finance LLC, 0.000%, 06/15/30 (#), (±)	USD	76	65,740
ON Semiconductor Corp.:
0.000%, 05/01/27 (±)	USD	83	99,019
0.500%, 03/01/29 (±)	USD	338	320,593

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   7

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

OSI Systems, Inc., 0.500%, 02/01/31 (#), (±)	USD	16	$15,771
Pacira BioSciences, Inc., 2.125%, 05/15/29 (±)	USD	248	250,015
PagerDuty, Inc., 1.500%, 10/15/28 (±)	USD	163	155,746
PAR Technology Corp., 1.500%, 10/15/27 (±)	USD	309	302,356
Parsons Corp., 2.625%, 03/01/29 (±)	USD	243	250,412
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	161	155,768
Peloton Interactive, Inc.:
0.000%, 02/15/26 (±)	USD	610	603,137
5.500%, 12/01/29 (±)	USD	27	45,023
Penguin Solutions, Inc., 2.000%, 08/15/30 (±)	USD	3	3,062
Pitney Bowes, Inc., 1.500%, 08/15/30 (#), (±)	USD	59	58,941
Porch Group, Inc., 6.750%, 10/01/28 (#), (±)	USD	257	258,773
Q2 Holdings, Inc., 0.750%, 06/01/26 (±)	USD	57	57,741
Rapid7, Inc., 0.250%, 03/15/27 (±)	USD	519	491,752
RealReal, Inc., 4.000%, 02/15/31 (#), (±)	USD	102	173,655
Rubrik, Inc., 0.000%, 06/15/30 (#), (±)	USD	78	76,791
Semtech Corp., 1.625%, 11/01/27 (±)	USD	70	142,905
Shake Shack, Inc., 0.000%, 03/01/28 (±)	USD	43	40,742
Shift Technologies, Inc., 4.750%, 05/15/26 (#), (±), («)	USD	850	935
Shift4 Payments, Inc., 0.500%, 08/01/27 (±)	USD	81	78,043

The accompanying notes are an integral part of these financial statements.

8   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Sirius XM Holdings, Inc., 3.750%, 03/15/28 (±)	USD	819	$824,324
Snap, Inc., 0.125%, 03/01/28 (±)	USD	315	285,957
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	781	778,657
Super Micro Computer, Inc.:
3.500%, 03/01/29 (±)	USD	69	61,579
0.000%, 06/15/30 (#), (±)	USD	86	72,928
Teladoc Health, Inc., 1.250%, 06/01/27 (±)	USD	256	244,480
Tempus AI, Inc., 0.750%, 07/15/30 (#), (±)	USD	8	8,544
Tetra Tech, Inc., 2.250%, 08/15/28 (±)	USD	21	22,836
Uber Technologies, Inc., 0.000%, 05/15/28 (#), (±)	USD	102	99,593
Unity Software, Inc., 0.000%, 11/15/26 (±)	USD	290	280,937
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	16	15,480
Upwork, Inc., 0.250%, 08/15/26 (±)	USD	547	535,103
Veeco Instruments, Inc., 2.875%, 06/01/29 (±)	USD	77	95,596
Vertex, Inc., 0.750%, 05/01/29 (±)	USD	12	11,399
Vishay Intertechnology, Inc., 2.250%, 09/15/30 (±)	USD	43	38,754
Wayfair, Inc., 3.250%, 09/15/27 (±)	USD	1,556	2,592,726
Xometry, Inc.:
1.000%, 02/01/27	USD	221	279,013
0.750%, 06/15/30 (#), (±)	USD	76	114,657
Ziff Davis, Inc.:
1.750%, 11/01/26 (±)	USD	422	413,560
3.625%, 03/01/28 (#), (±)	USD	636	623,757

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   9

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Zoetis, Inc., 0.250%, 06/15/29 (#), (±)	USD	49	$50,593
Zscaler, Inc., 0.000%, 07/15/28 (#), (±)	USD	19	17,822
			30,197,186

Total Convertible Corporate Bonds
(Cost $34,465,155)			32,709,030

Corporate Bonds | 0.5%

Brazil | 0.3%
Gol Finance, Inc., 14.375%, 06/06/30 (#), (±)	USD	154	158,390

Colombia | 0.2%
ABRA Global Finance, 14.000%, 10/22/29 (#), (±)	USD	121	121,196

Total Corporate Bonds (Cost $259,557)			279,586

The accompanying notes are an integral part of these financial statements.

10   Annual Financial Statements

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount<	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Purchased Options | 0.0%

Call
Applied Digital Corp., Expires 03/20/26	MSC	2	$30	$4,904	$598
B2Gold Corp., Expires 04/17/26	MSC	43	5	19,393	1,892
Bill Holdings, Inc., Expires 01/16/26	MSC	4	60	21,816	180
Bridgebio Pharma, Inc., Expires 04/17/26	MSC	5	85	38,245	2,350
Core Scientific, Inc., Expires 02/20/26	MSC	8	20	11,648	416
Core Scientific, Inc., Expires 03/20/26	MSC	9	20	13,104	846
CorMedix, Inc., Expires 03/20/26	MSC	16	13	18,608	1,760
DigitalOcean Holdings, Inc., Expires 02/20/26	MSC	2	50	9,624	660
Dropbox, Inc., Expires 04/17/26	MSC	8	30	22,240	856
Galaxy Digital, Inc., Expires 04/17/26	MSC	9	35	20,124	1,035
Guardant Health, Inc., Expires 01/16/26	MSC	8	125	81,712	664
Guardant Health, Inc., Expires 04/17/26	MSC	8	135	81,712	1,480
indie Semiconductor, Inc., Expires 05/15/26	MSC	51	4	18,003	2,125
IREN Ltd., Expires 01/16/26	MSC	9	70	33,993	9
IREN Ltd., Expires 03/20/26	MSC	16	50	60,432	5,280
Nebius Group NV, Expires 03/20/26	MSC	8	110	66,968	4,656
Nutanix, Inc., Expires 03/20/26	MSC	8	60	41,352	1,440

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   11

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount<	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

ON Semiconductor Corp., Expires 03/20/26	MSC	2	$60	$10,830	$600
Pagaya Technologies Ltd., Expires 01/16/26	MSC	8	31	16,720	40
Pagaya Technologies Ltd., Expires 02/20/26	MSC	9	30	18,810	630
Porch Group, Inc., Expires 01/16/26	MSC	4	15	3,652	40
Sarepta Therapeutics, Inc., Expires 01/16/26	MSC	4	30	8,608	40
Shift4 Payments, Inc., Expires 04/17/26	MSC	2	85	12,594	300
Stride, Inc., Expires 01/16/26	MSC	8	80	51,944	48
Stride, Inc., Expires 03/20/26	MSC	3	85	19,479	555
Super Micro Computer, Inc., Expires 01/16/26	MSC	8	40	23,416	40
Terawulf, Inc., Expires 03/20/26	MSC	8	14	9,192	864

Put
BioMarin Pharmaceutical, Inc., Expires 01/16/26	MSC	8	55	47,544	120
Bloom Energy Corp., Expires 01/16/26	MSC	3	19	26,067	45
Lumentum Holdings, Inc., Expires 01/02/26	MSC	4	350	147,436	260
Opendoor Technologies, Inc., Expires 01/16/26	MSC	33	2	19,239	33

Total Purchased Options (Cost $65,355)					29,862

The accompanying notes are an integral part of these financial statements.

12   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

U.S. Treasury Securities | 43.9%
U.S. Treasury Bills:
3.983%, 01/13/26 (±)	USD	2,145	$2,142,703
3.907%, 01/20/26 (±)	USD	1,610	1,607,155
3.896%, 01/27/26	USD	2,005	2,000,086
3.866%, 01/29/26 (±)	USD	4,030	4,019,357
3.878%, 02/12/26 (±)	USD	2,015	2,006,763
3.746%, 02/19/26 (±)	USD	1,200	1,194,298
3.801%, 03/05/26 (±)	USD	3,355	3,334,577
3.747%, 03/12/26 (±)	USD	285	283,063
3.830%, 03/24/26 (±)	USD	2,615	2,594,265
3.621%, 04/28/26 (±)	USD	4,300	4,251,124
3.600%, 06/18/26 (±)	USD	1,400	1,377,283
U.S. Treasury Notes:
4.000%, 03/31/30 (±)	USD	525	531,686
3.625%, 08/31/30 (±)	USD	1,074	1,070,182

Total U.S. Treasury Securities (Cost $26,403,693)			26,412,542

Description	Shares	Fair Value

Warrants | 0.0%

Singapore | 0.0%
Maxeon Solar Technologies Ltd., Expires 01/15/28 (*), (¢)	26,550	$0

United States | 0.0%
GameStop Corp., Expires 10/30/26 (*), (±)	829	2,495
Opendoor Technologies, Inc., Expires 11/20/26 (*), (±)	3	1
Opendoor Technologies, Inc., Expires 11/20/26 (*), (±)	3	2

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Opendoor Technologies, Inc., Expires 11/20/26 (*), (±)	3	$3
		2,501

Total Warrants (Cost $0)		2,501

Short-Term Investments | 4.8%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $2,876,234)	2,876,234	2,876,234

Total Investments excluding Securities Sold Short | 104.1% (Cost $64,995,143)		62,703,683

Securities Sold Short | (3.8)%

Common Stocks | (2.4)%

Canada | (0.0)%
StorageVault Canada, Inc.	(2,136)	(7,267)

China | (0.5)%
Ping An Insurance Group Co. of China Ltd., Class H	(32,600)	(274,226)

Netherlands | (0.1)%
Pharming Group NV	(47,937)	(80,003)

United States | (1.8)%
A10 Networks, Inc.	(1,050)	(18,575)
Akamai Technologies, Inc. (±)	(183)	(15,967)
Aurora Innovation, Inc. (±)	(837)	(3,214)
Bill Holdings, Inc. (±)	(71)	(3,872)
Bloom Energy Corp., Class A	(8,823)	(766,630)
Cleanspark, Inc. (±)	(687)	(6,952)
Cloudflare, Inc., Class A	(91)	(17,941)

The accompanying notes are an integral part of these financial statements.

14   Annual Financial Statements

Description	Shares	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Core Scientific, Inc.	(2,072)	$(30,168)
CoreWeave, Inc., Class A	(272)	(19,478)
Exact Sciences Corp.	(9)	(914)
Fastly, Inc., Class A	(1,720)	(17,510)
Five9, Inc.	(126)	(2,526)
Hims & Hers Health, Inc.	(74)	(2,403)
MACOM Technology Solutions Holdings, Inc.	(23)	(3,939)
Microchip Technology, Inc.	(76)	(4,843)
ON Semiconductor Corp. (±)	(186)	(10,072)
Pacira BioSciences, Inc.	(871)	(22,542)
Peloton Interactive, Inc., Class A (±)	(4,811)	(29,636)
Porch Group, Inc. (±)	(232)	(2,118)
Xometry, Inc., Class A (±)	(1,296)	(77,073)
		(1,056,373)

Total Common Stocks (Proceeds $1,367,686)		(1,417,869)

Description	Security Currency	Principal Amount (000)	Fair Value

U.S. Treasury Securities | (1.4)%
U.S. Treasury Notes, 3.625%, 08/31/27 (Proceeds $827,115)	USD	(826)	$(827,839)

Total Securities Sold Short (Proceeds $2,194,801)			(2,245,708)

Total Investments | 100.3% (Cost and short proceeds $62,800,342) (»)			$60,457,975

Liabilities in Excess of Cash and Other Assets | (0.4)%			(238,870)

Net Assets | 100.0%			$60,219,105

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   15

Lazard Enhanced Opportunities Portfolio (continued)

(*)	Non-income producing security.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 10.4% of net assets of the Portfolio.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. December 31, 2025, these securities amounted to 1.1% of net assets of the Portfolio.
(«)	Issue in default.
<	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(a)	Affiliated investments.

Forward Currency Contracts open at December 31, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	326,573	CAD	448,000	SSB	03/26/26	$—	$998
USD	169,493	EUR	144,000	SSB	03/26/26	—	368
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$—	$1,366

Written Options at December 31, 2025:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount<	Premiums	Fair Value

Put
Applied Digital Corp.	MSC	2	$16	3/20/26	$(4,904)	$396	$(202)
Bridgebio Pharma, Inc.	MSC	5	55	4/17/26	(38,245)	1,983	(1,900)

The accompanying notes are an integral part of these financial statements.

16   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount<	Premiums	Fair Value

Core Scientific, Inc.	MSC	8	$15	2/20/26	$(11,648)	$1,075	$(1,616)
CorMedix, Inc.	MSC	16	10	3/20/26	(18,608)	1,217	(816)
DigitalOcean Holdings, Inc.	MSC	2	30	2/20/26	(9,624)	353	(300)
Guardant Health, Inc.	MSC	8	80	1/16/26	(81,712)	1,155	(240)
Guardant Health, Inc.	MSC	8	85	4/17/26	(81,712)	5,549	(5,360)
IREN Ltd.	MSC	16	30	3/20/26	(60,432)	4,943	(4,832)
Nebius Group NV	MSC	8	80	3/20/26	(66,968)	7,358	(8,800)
Nutanix, Inc.	MSC	8	48	3/20/26	(41,352)	1,663	(2,240)
ON Semiconductor Corp.	MSC	2	37	3/20/26	(10,830)	288	(160)
Pagaya Technologies Ltd.	MSC	8	20	1/16/26	(16,720)	532	(720)
Pagaya Technologies Ltd.	MSC	9	16	2/20/26	(18,810)	832	(567)
Porch Group, Inc.	MSC	31	10	1/16/26	(28,303)	4,714	(4,805)
Terawulf, Inc.	MSC	8	11	3/20/26	(9,192)	1,392	(1,272)
Total Written Options		139				$33,450	$(33,830)

<	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Total Return Swap Agreements open at December 31, 2025:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

Long Position Contract

USD	BNP	$20,722	11/17/28	A10 Networks, Inc., 2.750%, 04/01/30	3.64%	$101	$—
USD	BNP	9,017	11/17/28	ADTRAN Holdings, Inc., 3.750%, 09/15/30	3.64	—	287
USD	BNP	15,845	11/17/28	Affirm Holdings, Inc.	3.64	804	—
USD	NIP	105,101	11/30/27	Akamai Technologies, Inc., 1.125%, 02/15/29	3.64	4,930	—

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   17

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$45,902	11/17/28	Akamai Technologies, Inc., 0.250%, 05/15/33	3.64%	$—	$466
USD	BNP	129,146	11/17/28	Akamai Technologies, Inc., 1.125%, 02/15/29	3.64	—	839
USD	BNP	28,198	11/17/28	Alibaba Group Holding Ltd., 0.500%, 06/30/31	3.64	—	1,751
USD	BNP	17,352	11/17/28	Alnylam Pharmaceuticals, Inc., 09/15/28	3.64	—	906
USD	BNP	242,071	11/17/28	Alphatec Holdings, Inc., 0.750%, 03/15/30	3.64	2,268	—
USD	NIP	19,235	11/30/27	Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	3.64	1,220	—
USD	BNP	57,236	11/17/28	ANI Pharmaceuticals, Inc., 2.250%, 09/30/29	3.64	—	6,462
USD	BNP	1,522,757	11/17/28	Applied Digital Corp., 2.750%, 06/30/30	3.64	—	126,625
USD	BNP	15,247	11/17/28	Applied Optoelectronics, Inc., 2.750%, 01/15/30	3.64	—	39
USD	BNP	14,973	11/17/28	Ascendis Pharma AS, 2.250%, 04/01/28	3.64	712	—
USD	BNP	487,345	11/17/28	AST SpaceMobile, Inc., 4.250%, 03/01/32	3.64	—	25,486
USD	BNP	123,415	11/17/28	Astronics Corp., 0.000%, 01/15/31	3.64	6,095	—
USD	BNP	963,608	11/17/28	B2Gold Corp., 2.750%, 02/01/30	3.64	11,961	—
USD	NIP	82,717	11/30/27	BigBear.ai Holdings, Inc., 6.000%, 12/15/29	3.64	30,254	—
USD	BNP	58,294	11/17/28	BigBear.ai Holdings, Inc., 6.000%, 12/15/29	3.64	—	13,324
USD	BNP	60,849	11/17/28	Bill Holdings, Inc.	3.64	1,850	—
USD	BNP	91,022	11/17/28	BlackLine, Inc., 1.000%, 06/30/29	3.64	—	30
USD	BMO	608,032	04/01/27	Bloom Energy Corp., 3.000%, 06/30/29	3.64	—	240,486
USD	BNP	2,634,290	11/17/28	Bloom Energy Corp., 3.000%, 06/01/28	3.64	—	895,259
USD	BNP	3,087,102	11/17/28	Bloom Energy Corp., 3.000%, 06/30/29	3.64	—	984,751
USD	BNP	171,046	11/17/28	Box, Inc., 1.500%, 09/15/29	3.64	—	6,525
USD	BNP	329,751	11/17/28	Bridgebio Pharma, Inc., 2.500%, 03/15/27	3.64	60,755	—

The accompanying notes are an integral part of these financial statements.

18   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$39,563	11/17/28	Check Point Software Technologies Ltd., 12/15/30	3.64%	$—	$626
USD	NIP	215,039	11/30/27	Cheesecake Factory, Inc., 2.000%, 03/15/30	3.64	—	1,456
USD	BNP	111,266	11/17/28	Cheesecake Factory, Inc., 0.375%, 06/15/26	3.64	—	303
USD	SGN	239,077	01/29/27	Cipher Mining, Inc., 10/01/31	3.64	—	62,957
USD	NIP	96,955	11/30/27	Cipher Mining, Inc., 10/01/31	3.64	—	16,313
USD	NIP	44,198	11/30/27	Cipher Mining, Inc., 1.750%, 05/15/30	3.64	11,556	—
USD	BNP	867,295	11/17/28	Cipher Mining, Inc., 1.750%, 05/15/30	3.64	—	217,376
USD	BNP	25,618	11/17/28	Cipher Mining, Inc., 10/01/31	3.64	—	4,201
USD	BNP	19,652	11/17/28	Cleanspark, Inc.	3.64	—	1,985
USD	NIP	87,428	11/30/27	Cloudflare, Inc., 06/15/30	3.64	—	4,947
USD	BNP	461,022	11/17/28	Cloudflare, Inc., 06/15/30	3.64	—	24,189
USD	BNP	499,180	11/17/28	Cloudflare, Inc., 08/15/26	3.64	—	27,504
USD	BNP	44,297	11/17/28	Cohu, Inc., 1.500%, 01/15/31	3.64	—	687
USD	NIP	91,946	11/30/27	Coinbase Global, Inc., 0.500%, 06/01/26	3.64	—	8,168
USD	NIP	41,749	11/30/27	Coinbase Global, Inc., 10/01/29	3.64	—	4,691
USD	NIP	17,947	11/30/27	Coinbase Global, Inc., 0.250%, 04/01/30	3.64	—	1,568
USD	BNP	88,684	11/17/28	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	3.64	23,901	—
USD	BOA	242,230	10/30/26	Core Scientific, Inc., 3.000%, 09/01/29	3.64	—	61,425
USD	NIP	212,511	11/30/27	Core Scientific, Inc., 3.000%, 09/01/29	3.64	—	21,868
USD	NIP	58,994	11/30/27	Core Scientific, Inc., 06/15/31	3.64	—	994
USD	BNP	314,876	11/17/28	Core Scientific, Inc., 3.000%, 09/01/29	3.64	—	33,674
USD	BNP	158,046	11/17/28	CoreWeave, Inc., 1.750%, 12/01/31	3.64	—	7,060

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   19

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$237,150	11/17/28	CorMedix, Inc., 4.000%, 08/01/30	3.64%	$1,809	$—
USD	BNP	1,257,517	11/17/28	Dayforce, Inc., 0.250%, 03/15/26	3.64	46,446	—
USD	BNP	37,889	11/17/28	Dexcom, Inc., 0.375%, 05/15/28	3.64	—	123
USD	BNP	104,944	11/17/28	DigitalOcean Holdings, Inc., 08/15/30	3.64	14,071	—
USD	BNP	736,817	11/17/28	Dropbox, Inc., 03/01/28	3.64	—	253
USD	BNP	186,163	11/17/28	Duke Energy Corp., 4.125%, 04/15/26	3.64	—	6,273
USD	BNP	483,676	11/17/28	Encore Capital Group, Inc., 4.000%, 03/15/29	3.64	52,471	—
USD	BNP	37,077	11/17/28	Enovis Corp., 3.875%, 10/15/28	3.64	—	547
USD	BNP	25,141	11/17/28	Eos Energy Enterprises, Inc., 1.750%, 12/01/31	3.64	—	1,761
USD	BNP	445,481	11/17/28	Eos Energy Enterprises, Inc., 6.750%, 06/15/30	3.64	—	107,098
USD	BNP	242,989	11/17/28	Equinox Gold Corp., 4.750%, 10/15/28	3.64	57,148	—
USD	BNP	610,172	11/17/28	Evergy, Inc., 4.500%, 12/15/27	3.64	—	27,889
USD	BNP	171,294	11/17/28	Exact Sciences Corp., 0.375%, 03/01/28	3.64	11,802	—
USD	BNP	20,973	11/17/28	EZCORP, Inc., 3.750%, 12/15/29	3.64	8,819	—
USD	BNP	105,155	11/17/28	Fluor Corp., 1.125%, 08/15/29	3.64	—	7,762
USD	BNP	319,106	11/17/28	Fortuna Mining Corp., 3.750%, 06/30/29	3.64	115,284	—
USD	BOA	13,385	11/17/26	Galaxy Digital Holdings LP, 0.500%, 05/01/31	3.64	—	492
USD	SGN	322,289	12/15/26	Galaxy Digital Holdings LP, 3.000%, 12/15/26	3.64	—	51,019
USD	SGN	415,300	01/29/27	Galaxy Digital Holdings LP, 2.500%, 12/01/29	3.64	—	98,504
USD	BNP	254,237	11/17/28	GameStop Corp., 06/15/32	3.64	—	15,636
USD	BNP	23,197	11/17/28	GameStop Corp., 04/01/30	3.64	—	6,348
USD	BNP	47,837	11/17/28	Grab Holdings Ltd., 06/15/30	3.64	—	4,383
USD	BNP	930,004	11/17/28	Granite Construction, Inc., 3.750%, 05/15/28	3.64	93,689	—

The accompanying notes are an integral part of these financial statements.

20   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$265,191	11/17/28	Greenbrier Cos., Inc., 2.875%, 04/15/28	3.64%	$1,469	$—
USD	BNP	1,211,320	11/17/28	Guardant Health, Inc., 11/15/27	3.64	7,335	—
USD	BNP	11,541	11/17/28	Guardant Health, Inc., 1.250%, 02/15/31	3.64	3,168	—
USD	BNP	636,705	11/17/28	Guidewire Software, Inc., 1.250%, 11/30/29	3.64	—	15,184
USD	BNP	388,109	11/17/28	H World Group Ltd., 3.000%, 05/01/26	3.64	10,052	—
USD	BNP	49,814	11/17/28	HAT Holdings I LLC/HAT Holdings II LLC, 3.750%, 08/15/28	3.64	2,983	—
USD	BNP	79,677	11/17/28	Herbalife Ltd., 4.250%, 06/15/28	3.64	—	3,640
USD	BNP	23,502	11/17/28	Hims & Hers Health, Inc., 05/15/30	3.64	—	4,485
USD	BNP	435,877	11/17/28	Impinj, Inc., 1.125%, 05/15/27	3.64	—	65,184
USD	NIP	32,171	11/30/27	indie Semiconductor, Inc., 3.500%, 12/15/29	3.64	73	—
USD	BNP	410,068	11/17/28	indie Semiconductor, Inc., 3.500%, 12/15/29	3.64	—	21,729
USD	BNP	3,535,089	11/17/28	InterDigital, Inc., 3.500%, 06/01/27	3.64	169,543	—
USD	NIP	1,114,315	11/30/27	IREN Ltd.	3.64	—	101,168
USD	NIP	3,578,465	11/30/27	IREN Ltd., 3.500%, 12/15/29	3.64	—	106,796
USD	BNP	68,783	11/17/28	iRhythm Technologies, Inc., 1.500%, 09/01/29	3.64	—	1,352
USD	NIP	444,022	11/30/27	Jazz Investments I Ltd., 2.000%, 06/15/26	3.64	17,421	—
USD	NIP	46,698	11/30/27	Kite Realty Group LP, 0.750%, 04/01/27	3.64	1,834	—
USD	BNP	115,019	11/17/28	LeMaitre Vascular, Inc.	3.64	—	3,612
USD	BNP	907,853	11/17/28	Liberty Live Holdings, Inc., 2.375%, 09/30/53	3.64	—	22,400
USD	BNP	643,493	11/17/28	LivaNova PLC, 2.500%, 03/15/29	3.64	59,177	—
USD	BNP	17,873	11/17/28	Live Nation Entertainment, Inc.	3.64	—	815
USD	NIP	225,129	11/30/27	Lumentum Holdings, Inc., 0.500%, 12/15/26	3.64	56,261	—
USD	BNP	1,704,512	11/17/28	Lumentum Holdings, Inc., 0.500%, 12/15/26	3.64	1,473,891	—

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   21

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$417,192	11/30/27	MACOM Technology Solutions Holdings, Inc., 0.250%, 03/15/26	3.64%	$217,997	$—
USD	BNP	76,923	11/17/28	MACOM Technology Solutions Holdings, Inc., 0.250%, 03/15/26	3.64	4,218	—
USD	BNP	425,890	11/17/28	Match Group Financeco 3, Inc., 2.000%, 01/15/30	3.64	5,462	—
USD	BNP	103,443	11/17/28	McEwen, Inc., 5.250%, 08/15/30	3.64	—	5,794
USD	BNP	138,963	11/17/28	Mirion Technologies, Inc., 0.250%, 06/01/30	3.64	—	4,849
USD	BNP	1,202,327	11/17/28	Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29	3.64	124,302	—
USD	BNP	440,578	11/17/28	MKS, Inc., 1.250%, 06/30/30	3.64	8,311	—
USD	BNP	46,654	11/17/28	NCL Corp. Ltd., 0.875%, 04/15/30	3.64	—	1,862
USD	BNP	285,679	11/17/28	NCL Corp. Ltd., 0.750%, 09/15/30	3.64	—	8,788
USD	NIP	63,348	11/30/27	Nebius Group NV, 2.000%, 06/05/29	3.64	—	15,937
USD	NIP	88,997	11/30/27	Nebius Group NV, 3.000%, 06/05/31	3.64	—	20,721
USD	BNP	1,800,216	11/17/28	Nebius Group NV, 3.000%, 06/05/31	3.64	—	347,030
USD	BNP	1,003,433	11/17/28	Nebius Group NV, 2.000%, 06/05/29	3.64	—	193,612
USD	BNP	14,629	11/17/28	Nebius Group NV, 2.750%, 09/15/32	3.64	850	—
USD	BNP	20,723	11/17/28	Nutanix, Inc., 0.250%, 10/01/27	3.64	—	2,707
USD	BNP	246,256	11/17/28	Nutanix, Inc., 0.500%, 12/31/29	3.64	—	16,086
USD	BNP	72,262	11/17/28	Oddity Finance LLC, 06/15/30	3.64	—	5,666
USD	BNP	78,702	11/17/28	Omnicell, Inc.	3.64	13,371	—
USD	BNP	442,621	11/17/28	ON Semiconductor Corp., 0.500%, 03/01/29	3.64	11,504	—
USD	BNP	1,141,126	11/17/28	ON Semiconductor Corp., 05/01/27	3.64	27,873	—
USD	BNP	392,165	11/17/28	Opendoor Technologies, Inc., 7.000%, 05/15/30	3.64	—	75,192
USD	BNP	90	11/17/28	Opendoor Technologies, Inc.	3.64	55	—

The accompanying notes are an integral part of these financial statements.

22   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$42,101	11/17/28	OSI Systems, Inc., 0.500%, 02/01/31	3.64%	$—	$678
USD	BNP	87,716	11/17/28	OSI Systems, Inc., 2.250%, 08/01/29	3.64	3,613	—
USD	BNP	273,694	11/17/28	Pacira BioSciences, Inc., 2.125%, 05/31/29	3.64	9,308	—
USD	BNP	759,679	11/17/28	Pagaya Technologies Ltd., 6.125%, 10/31/29	3.64	—	168,739
USD	NIP	76,926	11/30/27	PAR Technology Corp., 2.875%, 04/15/26	3.64	—	33,841
USD	BNP	22,466	11/17/28	PAR Technology Corp., 1.000%, 01/15/30	3.64	—	1,886
USD	BNP	329,850	11/17/28	Patrick Industries, Inc., 1.750%, 12/01/28	3.64	24,428	—
USD	BNP	393,221	11/17/28	Peloton Interactive, Inc., 5.500%, 12/31/29	3.64	—	22,067
USD	BNP	613,785	11/17/28	Penguin Solutions, Inc., 2.000%, 02/01/29	3.64	5,491	—
USD	BNP	457,003	11/17/28	Penguin Solutions, Inc., 2.000%, 08/31/30	3.64	11,734	—
USD	BNP	63,398	11/17/28	Pitney Bowes, Inc., 1.500%, 08/15/30	3.64	—	3,108
USD	BNP	153,349	11/17/28	Porch Group, Inc., 6.750%, 10/01/28	3.64	3,387	2,322
USD	BNP	1,160,662	11/17/28	PTC Therapeutics, Inc., 1.500%, 09/15/26	3.64	90,849	—
USD	BNP	26,660	11/17/28	Q2 Holdings, Inc., 0.750%, 06/01/26	3.64	—	3,350
USD	BNP	185,822	11/17/28	RealReal, Inc., 4.000%, 02/15/31	3.64	83,818	—
USD	BNP	26,627	11/17/28	Riot Platforms, Inc.	3.64	—	8,435
USD	BNP	164,468	11/17/28	Rivian Automotive, Inc., 4.625%, 03/15/29	3.64	—	1,545
USD	BNP	232,262	11/17/28	Rubrik, Inc., 06/15/30	3.64	—	1,917
USD	BNP	3,465,925	11/17/28	Seagate HDD Cayman, 3.500%, 06/30/28	3.64	178,822	—
USD	BNP	457,220	11/17/28	Semtech Corp., 1.625%, 11/01/27	3.64	33,332	—
USD	BNP	666,041	11/17/28	Shift4 Payments, Inc., 0.500%, 08/01/27	3.64	—	17,251
USD	BNP	86,378	11/17/28	Silvercorp Metals, Inc.	3.64	88,927	—
USD	BNP	94,083	11/17/28	Snowflake, Inc., 10/31/27	3.64	—	4,875
USD	BNP	1,176,323	11/17/28	SoFi Technologies, Inc., 1.250%, 03/15/29	3.64	170,713	—

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   23

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$117,680	11/17/28	SoFi Technologies, Inc., 10/15/26	3.64%	$—	$9,044
USD	BNP	24,610	11/17/28	SolarEdge Technologies, Inc., 2.250%, 07/01/29	3.64	—	4,600
USD	BNP	120,986	11/17/28	Solaris Energy Infrastructure, Inc., 0.250%, 10/01/31	3.64	—	594
USD	BNP	1,128,097	11/17/28	Solaris Energy Infrastructure, Inc., 4.750%, 05/01/30	3.64	—	64,728
USD	BNP	18,266	11/17/28	SSR Mining, Inc., 2.500%, 04/01/39	3.64	4,052	—
USD	BNP	737,943	11/17/28	Stride, Inc., 1.125%, 09/01/27	3.64	—	342,313
USD	BNP	693,544	11/17/28	Super Micro Computer, Inc., 2.250%, 07/15/28	3.64	—	102,006
USD	BNP	266,513	11/17/28	Super Micro Computer, Inc., 3.500%, 03/01/29	3.64	—	35,091
USD	BNP	608,490	11/17/28	Super Micro Computer, Inc., 06/15/30	3.64	—	125,202
USD	BNP	10,229	11/17/28	Tempus AI, Inc., 0.750%, 07/15/30	3.64	—	1,657
USD	NIP	903,842	11/30/27	Terawulf, Inc., 2.750%, 02/01/30	3.64	—	68,674
USD	BNP	160,911	11/17/28	Terawulf, Inc., 2.750%, 02/01/30	3.64	—	3,430
USD	NIP	13,658	11/30/27	Tetra Tech, Inc., 2.250%, 08/15/28	3.64	—	557
USD	BNP	9,619	11/17/28	Tetra Tech, Inc., 2.250%, 08/15/28	3.64	243	—
USD	BNP	648,719	11/17/28	TransMedics Group, Inc., 1.500%, 06/01/28	3.64	7,006	—
USD	BNP	1,129,970	11/17/28	Trip.com Group Ltd., 0.750%, 06/30/29	3.64	56,545	—
USD	BNP	77,516	11/17/28	Uber Technologies, Inc., 05/15/28	3.64	—	1,367
USD	BNP	402,257	11/17/28	Upstart Holdings, Inc., 2.000%, 10/31/29	3.64	—	100,043
USD	BNP	55,084	11/17/28	Veeco Instruments, Inc., 2.875%, 06/01/29	3.64	—	1,604
USD	NIP	15,613	11/30/27	Vertex, Inc., 0.750%, 05/31/29	3.64	—	3,306
USD	BNP	585,888	11/17/28	Vertex, Inc., 0.750%, 05/31/29	3.64	—	31,425
USD	BNP	15,493	11/17/28	Viavi Solutions, Inc., 0.625%, 03/01/31	3.64	343	—

The accompanying notes are an integral part of these financial statements.

24   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$39,488	11/17/28	Vishay Intertechnology, Inc., 2.250%, 09/15/30	3.64%	$454	$—
USD	BNP	40,173	11/17/28	Vizsla Silver Corp., 5.000%, 01/15/31	3.64	3,073	—
USD	BNP	37,853	11/17/28	Wayfair, Inc., 3.500%, 11/15/28	3.64	—	1,131
USD	BNP	83,771	11/17/28	Welltower OP LLC, 3.125%, 07/15/29	3.64	—	5,909
USD	NIP	1,202,242	11/30/27	Western Digital Corp., 3.000%, 11/15/28	3.64	1,506,113	—
USD	BNP	2,817,750	11/17/28	Western Digital Corp., 3.000%, 11/15/28	3.64	468,426	—
USD	BNP	825,923	11/17/28	WisdomTree, Inc., 3.250%, 08/31/29	3.64	65,780	—
USD	BNP	39,246	11/17/28	Workiva, Inc., 1.250%, 08/15/28	3.64	—	486
USD	BNP	290,371	11/17/28	Xometry, Inc., 0.750%, 06/15/30	3.64	23,461	—
USD	BNP	368,997	11/17/28	Xometry, Inc., 1.000%, 02/01/27	3.64	45,157	—
USD	BNP	111,202	11/17/28	Zscaler, Inc., 07/15/28	3.64	—	9,911

Short Position Contract
USD	BNP	10,150	11/17/28	ADTRAN Holdings, Inc.	3.64	359	—
USD	BNP	14,336	11/17/28	Affirm Holdings, Inc.	3.64	—	996
USD	BNP	196,506	11/17/28	Akamai Technologies, Inc.	3.64	998	—
USD	BNP	22,601	11/17/28	Alibaba Group Holding Ltd.	3.64	1,496	—
USD	BNP	4,909	11/17/28	Alnylam Pharmaceuticals, Inc.	3.64	536	—
USD	NIP	55,407	11/30/27	Alphatec Holdings, Inc.	3.64	—	25,949
USD	BNP	331,344	11/17/28	Alphatec Holdings, Inc.	3.64	—	2,801
USD	NIP	4,467	11/30/27	Amphastar Pharmaceuticals, Inc.	3.64	8	—
USD	BNP	1,042	11/17/28	Amphastar Pharmaceuticals, Inc.	3.64	—	110
USD	BNP	37,890	11/17/28	ANI Pharmaceuticals, Inc.	3.64	4,581	—
USD	BNP	1,335,142	11/17/28	Applied Digital Corp.	3.64	115,154	—
USD	BNP	6,886	11/17/28	Applied Optoelectronics, Inc.	3.64	—	852
USD	BNP	10,578	11/17/28	Ascendis Pharma AS	3.64	—	296
USD	BNP	398,447	11/17/28	AST SpaceMobile, Inc.	3.64	—	38
USD	BNP	173,652	11/17/28	Astronics Corp.	3.64	—	36,186
USD	BNP	35,088	11/17/28	Aurora Innovation, Inc.	3.64	2,839	—

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   25

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$700,480	11/17/28	B2Gold Corp.	3.64%	$—	$13,613
USD	BOA	27,635	08/27/26	BigBear.ai Holdings, Inc.	3.64	—	1,400
USD	BNP	114,184	11/17/28	BigBear.ai Holdings, Inc.	3.64	25,940	—
USD	BNP	74,829	11/17/28	Bill Holdings, Inc.	3.64	—	47
USD	BNP	103,000	11/17/28	Bitdeer Technologies Group	3.64	2,712	—
USD	BNP	40,761	11/17/28	BlackLine, Inc.	3.64	293	—
USD	BMO	596,410	04/01/27	Bloom Energy Corp.	3.64	241,464	—
USD	BNP	5,486,492	11/17/28	Bloom Energy Corp.	3.64	1,811,161	—
USD	BNP	121,303	11/17/28	Box, Inc.	3.64	599	—
USD	NIP	436,339	11/30/27	Bridgebio Pharma, Inc.	3.64	—	190,815
USD	BNP	398,397	11/17/28	Bridgebio Pharma, Inc.	3.64	—	74,578
USD	BNP	13,680	11/17/28	Camtek Ltd.	3.64	1,451	—
USD	BNP	93,426	11/17/28	Check Point Software Technologies Ltd.	3.64	1,390	—
USD	BNP	95,665	11/17/28	Cheesecake Factory, Inc.	3.64	13,643	—
USD	SGN	176,710	01/29/27	Cipher Mining, Inc.	3.64	59,486	—
USD	NIP	76,337	11/30/27	Cipher Mining, Inc.	3.64	14,831	—
USD	BNP	935,633	11/17/28	Cipher Mining, Inc.	3.64	236,044	—
USD	BNP	12,521	11/17/28	Cleanspark, Inc.	3.64	4,021	—
USD	NIP	68,572	11/30/27	Cloudflare, Inc.	3.64	7,473	—
USD	BNP	835,219	11/17/28	Cloudflare, Inc.	3.64	83,177	—
USD	BNP	25,403	11/17/28	Cohu, Inc.	3.64	762	—
USD	NIP	27,607	11/30/27	Coinbase Global, Inc.	3.64	4,835	—
USD	BNP	53,544	11/17/28	Coinbase Global, Inc.	3.64	6,512	—
USD	BNP	74,455	11/17/28	Collegium Pharmaceutical, Inc.	3.64	—	5,035
USD	BNP	41,682	11/17/28	Commvault Systems, Inc.	3.64	—	560
USD	BOA	166,487	10/30/26	Core Scientific, Inc.	3.64	52,403	—
USD	NIP	159,862	11/30/27	Core Scientific, Inc.	3.64	20,619	—
USD	BNP	536,021	11/17/28	Core Scientific, Inc.	3.64	90,738	—
USD	BNP	183,415	11/17/28	CoreWeave, Inc.	3.64	20,735	—
USD	BNP	126,812	11/17/28	CorMedix, Inc.	3.64	—	4,167
USD	BNP	78,079	11/17/28	DigitalOcean Holdings, Inc.	3.64	—	8,000
USD	BNP	361,943	11/17/28	Dropbox, Inc.	3.64	18,981	—
USD	BNP	109,810	11/17/28	Duke Energy Corp.	3.64	3,160	—
USD	BNP	206,120	11/17/28	Encore Capital Group, Inc.	3.64	—	48,326
USD	BNP	6,722	11/17/28	Enovis Corp.	3.64	942	—
USD	BNP	399,771	11/17/28	Eos Energy Enterprises, Inc.	3.64	103,315	—
USD	BNP	211,767	11/17/28	Equinox Gold Corp.	3.64	—	53,947
USD	BNP	9,957	11/17/28	Euronet Worldwide, Inc.	3.64	—	241
USD	BNP	441,352	11/17/28	Evergy, Inc.	3.64	18,345	—

The accompanying notes are an integral part of these financial statements.

26   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$112,769	11/30/27	Exact Sciences Corp.	3.64%	$—	$78,319
USD	BNP	216,331	11/17/28	Exact Sciences Corp.	3.64	—	116,663
USD	BNP	22,265	11/17/28	EZCORP, Inc.	3.64	—	3,892
USD	BNP	332	11/17/28	Fastly, Inc.	3.64	16	—
USD	BNP	52,742	11/17/28	Fluor Corp.	3.64	5,389	—
USD	BNP	240,078	11/17/28	Fortuna Mining Corp.	3.64	—	88,808
USD	BOA	5,950	11/17/26	Galaxy Digital, Inc.	3.64	645	—
USD	SGN	442,301	01/29/27	Galaxy Digital, Inc.	3.64	148,871	—
USD	NIP	302,285	11/30/27	Galaxy Digital, Inc.	3.64	118,450	—
USD	BNP	40,375	11/17/28	Galaxy Digital, Inc.	3.64	6,861	—
USD	BNP	285,748	11/17/28	GameStop Corp.	3.64	37,928	1,321
USD	BNP	19,137	11/17/28	Grab Holdings Ltd.	3.64	2,213	—
USD	BNP	880,370	11/17/28	Granite Construction, Inc.	3.64	—	98,352
USD	BNP	104,324	11/17/28	Greenbrier Cos., Inc.	3.64	—	3,775
USD	BNP	368,465	11/17/28	Guardant Health, Inc.	3.64	—	82,957
USD	BNP	297,539	11/17/28	Guidewire Software, Inc.	3.64	13,542	—
USD	NIP	111,965	11/30/27	H World Group Ltd.	3.64	—	37,256
USD	BNP	459,338	11/17/28	H World Group Ltd.	3.64	—	20,901
USD	BNP	35,307	11/17/28	HA Sustainable Infrastructure Capital, Inc.	3.64	762	—
USD	BNP	54,674	11/17/28	Haemonetics Corp.	3.64	1,059	—
USD	BNP	49,029	11/17/28	Herbalife Ltd.	3.64	4,731	—
USD	BNP	18,468	11/17/28	Hims & Hers Health, Inc.	3.64	6,911	—
USD	BNP	536,931	11/17/28	Impinj, Inc.	3.64	67,680	—
USD	BNP	282,728	11/17/28	indie Semiconductor, Inc.	3.64	29,891	—
USD	BNP	33,046	11/17/28	Inotiv, Inc.	3.64	19,686	—
USD	BNP	3,523,946	11/17/28	InterDigital, Inc.	3.64	—	178,144
USD	NIP	3,462,956	11/30/27	IREN Ltd.	3.64	99,124	—
USD	BNP	799,380	11/17/28	IREN Ltd.	3.64	212,854	—
USD	BNP	47,173	11/17/28	iRhythm Technologies, Inc.	3.64	1,044	—
USD	HSB	1,416,694	04/29/27	iShares iBoxx $ High Yield Corporate Bond ETF	3.64	—	8,763
USD	NIP	326,538	11/30/27	Jazz Pharmaceuticals PLC	3.64	8,910	—
USD	BNP	52,168	11/17/28	JBT Marel Corp.	3.64	—	1,465
USD	BNP	44,161	11/17/28	JD.com, Inc.	3.64	771	—
USD	NIP	17,986	11/30/27	Kite Realty Group Trust	3.64	—	1,637
USD	BNP	8,600	11/17/28	Kite Realty Group Trust	3.64	—	340
USD	BNP	54,719	11/17/28	Lantheus Holdings, Inc.	3.64	—	7,433
USD	BNP	42,384	11/17/28	LeMaitre Vascular, Inc.	3.64	3,947	—
USD	BNP	301,845	11/17/28	LivaNova PLC	3.64	—	45,462

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   27

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$753,959	11/17/28	Live Nation Entertainment, Inc.	3.64%	$32,699	$—
USD	BOA	24,381	04/01/30	Lucid Group, Inc.	3.64	5,455	—
USD	NIP	138,367	11/30/27	Lumentum Holdings, Inc.	3.64	—	290,607
USD	BNP	1,319,567	11/17/28	Lumentum Holdings, Inc.	3.64	—	1,709,376
USD	NIP	352,779	11/30/27	MACOM Technology Solutions Holdings, Inc.	3.64	—	133,238
USD	BNP	187,011	11/17/28	MACOM Technology Solutions Holdings, Inc.	3.64	—	41,287
USD	BNP	20,755	11/17/28	MARA Holdings, Inc.	3.64	4,584	—
USD	BNP	37,327	11/17/28	Match Group, Inc.	3.64	584	—
USD	BNP	80,499	11/17/28	McEwen, Inc.	3.64	5,893	—
USD	BNP	67,198	11/17/28	Microchip Technology, Inc.	3.64	1,319	—
USD	BNP	89,126	11/17/28	Mirion Technologies, Inc.	3.64	4,940	—
USD	BNP	1,091,505	11/17/28	Mirum Pharmaceuticals, Inc.	3.64	—	124,200
USD	BNP	261,815	11/17/28	MKS, Inc.	3.64	—	10,618
USD	BNP	17,323	11/17/28	Nebius Group NV, 1.000%, 09/15/30	3.64	1,566	—
USD	BNP	2,449,518	11/17/28	Nebius Group NV	3.64	516,650	—
USD	BNP	295,900	11/17/28	Norwegian Cruise Line Holdings Ltd.	3.64	—	7,690
USD	BNP	147,807	11/17/28	Nutanix, Inc.	3.64	—	2,648
USD	BNP	39,097	11/17/28	Oddity Tech Ltd.	3.64	2,819	—
USD	BNP	32,119	11/17/28	Omnicell, Inc.	3.64	—	12,770
USD	BNP	786,019	11/17/28	ON Semiconductor Corp.	3.64	—	46,676
USD	BNP	366,274	11/17/28	Opendoor Technologies, Inc.	3.64	75,440	—
USD	BNP	97,205	11/17/28	OSI Systems, Inc.	3.64	3,351	—
USD	BNP	147,126	11/17/28	Pacira BioSciences, Inc.	3.64	—	16,473
USD	BNP	641,908	11/17/28	Pagaya Technologies Ltd.	3.64	211,683	—
USD	NIP	26,862	11/30/27	PAR Technology Corp.	3.64	5,468	—
USD	BNP	67,346	11/17/28	Parsons Corp.	3.64	1,783	—
USD	BNP	289,320	11/17/28	Patrick Industries, Inc.	3.64	—	24,447
USD	BNP	2,203	11/17/28	Pebblebrook Hotel Trust	3.64	—	6
USD	BNP	270,699	11/17/28	Peloton Interactive, Inc.	3.64	25,158	—
USD	BNP	564,627	11/17/28	Penguin Solutions, Inc.	3.64	28,740	—
EUR	BNP	114,832	07/06/26	Pharming Group NV	1.93	—	4,055
USD	BNP	26,668	03/26/26	Ping An Insurance Group Co. of China Ltd.	3.64	—	1,789
USD	BNP	59,394	11/17/28	Pitney Bowes, Inc.	3.64	4,214	—
USD	BNP	22,322	11/17/28	Porch Group, Inc.	3.64	9,378	—
USD	BNP	843,040	11/17/28	PTC Therapeutics, Inc.	3.64	—	219,783
USD	BNP	16,713	11/17/28	Q2 Holdings, Inc.	3.64	335	—

The accompanying notes are an integral part of these financial statements.

28   Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$207,546	11/17/28	RealReal, Inc.	3.64%	$—	$136,674
USD	BNP	16,206	11/17/28	Riot Platforms, Inc.	3.64	5,450	—
USD	BNP	96,777	11/17/28	Rivian Automotive, Inc.	3.64	2,277	—
USD	BNP	128,933	11/17/28	Rubrik, Inc.	3.64	6,195	—
USD	BNP	3,414,924	11/17/28	Seagate Technology Holdings PLC	3.64	—	172,236
USD	BNP	523,511	11/17/28	Semtech Corp.	3.64	—	42,303
USD	BNP	6,522	11/17/28	Shake Shack, Inc.	3.64	678	—
USD	BNP	65,604	11/17/28	Shift4 Payments, Inc.	3.64	8,621	—
USD	BNP	81,221	11/17/28	Silvercorp Metals, Inc.	3.64	—	58,300
USD	NIP	119,536	11/30/27	Sirius XM Holdings, Inc.	3.64	12,496	—
USD	BNP	33,810	11/17/28	Sirius XM Holdings, Inc.	3.64	2,681	—
USD	BNP	71,660	11/17/28	Snowflake, Inc.	3.64	4,324	—
USD	BNP	1,374,344	11/17/28	SoFi Technologies, Inc.	3.64	55,171	—
USD	BNP	16,037	11/17/28	SolarEdge Technologies, Inc.	3.64	4,585	—
USD	BNP	949,431	11/17/28	Solaris Energy Infrastructure, Inc.	3.64	69,607	—
USD	BNP	16,559	11/17/28	SSR Mining, Inc.	3.64	—	361
CAD	BNP	2,567	03/06/26	StorageVault Canada, Inc.	2.30	38	—
USD	BNP	543,079	11/17/28	Stride, Inc.	3.64	266,142	—
USD	BNP	708,862	11/17/28	Super Micro Computer, Inc.	3.64	275,767	—
USD	BNP	10,402	11/17/28	Tempus AI, Inc.	3.64	2,195	—
USD	NIP	638,197	11/30/27	Terawulf, Inc.	3.64	34,237	—
USD	BNP	94,082	11/17/28	Terawulf, Inc.	3.64	3,630	—
USD	BNP	21,479	11/17/28	Tetra Tech, Inc.	3.64	1,994	—
USD	BNP	449,467	11/17/28	TransMedics Group, Inc.	3.64	1,596	—
USD	BNP	686,829	11/17/28	Trip.com Group Ltd.	3.64	—	87,429
USD	BNP	845,974	11/17/28	U.S. Treasury Notes, 3.750%, 06/30/27	3.64	—	3,213
USD	BNP	668,531	11/17/28	U.S. Treasury Notes, 3.875%, 06/30/30	3.64	—	7,461
USD	BNP	591,613	11/17/28	U.S. Treasury Notes, 3.750%, 04/30/27	3.64	—	5,919
USD	BNP	827,203	11/17/28	U.S. Treasury Notes, 3.875%, 07/31/27	3.64	—	13,764
USD	BNP	430,023	11/17/28	U.S. Treasury Notes, 3.875%, 03/31/27	3.64	—	3,982
USD	BNP	1,175,208	11/17/28	U.S. Treasury Notes, 3.875%, 04/30/30	3.64	—	25,656
USD	BNP	225,615	11/17/28	Upstart Holdings, Inc.	3.64	50,759	—
USD	NIP	20,212	11/30/27	Veeco Instruments, Inc.	3.64	—	1,245
USD	BNP	58,381	11/17/28	Veeco Instruments, Inc.	3.64	2,541	—

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   29

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 12/31/2025	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$137,190	11/17/28	Vertex, Inc.	3.64%	$14,249	$—
USD	BNP	11,692	11/17/28	Viavi Solutions, Inc.	3.64	—	354
USD	BNP	16,851	11/17/28	Vishay Intertechnology, Inc.	3.64	—	332
USD	BNP	23,781	11/17/28	Vizsla Silver Corp.	3.64	—	1,762
USD	BNP	2,027,989	11/17/28	Wayfair, Inc.	3.64	—	213,964
USD	BNP	72,288	11/17/28	Welltower, Inc.	3.64	6,218	—
USD	NIP	847,611	11/30/27	Western Digital Corp.	3.64	—	801,460
USD	BNP	3,283,975	11/17/28	Western Digital Corp.	3.64	—	991,957
USD	BNP	509,322	11/17/28	WisdomTree, Inc.	3.64	—	33,801
USD	BNP	6,254	11/17/28	Wix.com Ltd.	3.64	1,060	—
USD	BNP	12,202	11/17/28	Workiva, Inc.	3.64	732	—
USD	BNP	529,064	11/17/28	Xometry, Inc.	3.64	—	53,924
USD	BNP	35,977	11/17/28	Zoetis, Inc.	3.64	—	1,388
USD	BNP	25,380	11/17/28	Zscaler, Inc.	3.64	5,364	—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$11,203,125	$11,907,610

>	For long position contracts, the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. The financing charge rate for long positions is the Overnight Bank Funding Rate (OBFR) plus a spread of up to 80 basis points. For short position contracts, the Portfolio pays appreciation and dividends/interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate. Generally, the financing charge rate for short positions is the OBFR minus a spread of up to 164 basis points, with one specific position having a rate of OBFR minus a spread of 264 basis points.

The accompanying notes are an integral part of these financial statements.

30   Annual Financial Statements

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 93.9%

Commodity | 3.5%
U.S. Copper Index Fund	16,449	$575,057
WisdomTree Aluminium	69,956	271,770
		846,827

Equity Funds | 67.7%
Franklin FTSE Latin America ETF	26,432	636,741
Invesco QQQ Trust, Series 1	2,362	1,451,000
iShares MSCI ACWI ex U.S. ETF	7,361	494,144
iShares MSCI Japan ETF	17,152	1,384,852
iShares MSCI USA Momentum Factor ETF	2,609	653,059
Lazard Next Gen Technologies ETF (a)	12,195	457,325
SPDR EURO STOXX 50 ETF	16,458	1,059,731
Vanguard S&P 500 ETF	5,924	3,715,118
Vanguard S&P 500 Growth ETF	7,796	3,466,024
Vanguard S&P 500 Value ETF	13,694	2,805,216
		16,123,210

Fixed Income | 22.7%
iShares 1-3 Year Treasury Bond ETF	15,130	1,253,067
iShares 20+ Year Treasury Bond ETF	33,316	2,903,823
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,910	761,413
iShares International Treasury Bond ETF	11,622	484,172
		5,402,475

Total Exchange-Traded Funds (Cost $16,865,414)		22,372,512

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   31

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio (continued)

Short-Term Investments | 6.3%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $1,496,981)	1,496,981	$1,496,981

Total Investments | 100.2% (Cost $18,362,395)		$23,869,493

Liabilities in Excess of Cash and Other Assets | (0.2)%		(54,242)

Net Assets | 100.0%		$23,815,251

(a) Affiliated investments.

The accompanying notes are an integral part of these financial statements.

32    Annual Financial Statements

Lazard Opportunistic Strategies Portfolio (continued)

Total Return Swap Agreements open at December 31, 2025:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation		Unrealized Depreciation

USD	GSC	$594,248	12/09/26	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+1.05 bps	Upon Maturity(a)	$25,026		$—
USD	GSC	569,957	01/20/27	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+0.45 bps	Upon Maturity(a)	24,134		—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements								$49,160	*	$—	*

(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $2,831.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   33

Lazard Opportunistic Strategies Portfolio (concluded)

Individual security breakdowns for Total Return Swaps reflect the notional exposure of the underlying reference basket. Market values shown exclude the financing costs associated with the Total Return Swaps.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of December 31, 2025:

Securities within GSCBLZEG (SOFR+1.05bps)	Shares	Fair Value

BAE Systems PLC	6,974	$161,126
Exosens SAS	118	6,719
Hensoldt AG	268	23,118
Kongsberg Gruppen ASA	2,043	52,413
Leonardo SpA	1,343	77,589
Renk Group AG	232	14,619
Rheinmetall AG	107	196,290
Saab AB, Class B	1,259	73,517
Theon International PLC	170	5,354
Tkms AG& Co KGaA	148	11,497
Total Fair Value		$622,242

Securities within GSCBLZTH (SOFR+0.45bps)	Shares	Fair Value

Abivax SA, ADR	240	$32,364
Arcellx Inc.	251	16,365
Arcutis Biotherapeutics, Inc.	1,037	30,114
Argenx SE, ADR	103	86,617
Ascendis Pharma A/S, ADR	205	43,714
Axsome Therapeutics, Inc.	305	55,705
Disc Medicine, Inc.	197	15,644
Insmed Inc.	306	53,256
Ionis Pharmaceuticals Inc.	372	29,429
Madrigal Pharmaceuticals Inc.	79	46,005
Mirum Pharmaceuticals Inc.	232	18,326
Newamsterdam Pharma Co NV	323	11,331
Rhythm Pharmaceuticals, Inc.	345	36,929
Roivant Sciences Ltd.	2,043	44,333
Scholar Rock Holding Corp.	257	11,321
Terns Pharmaceuticals Inc.	334	13,494
TG Therapeutics Inc.	480	14,309
Vera Therapeutics Inc.	242	12,255
Viridian Therapeutics Inc.	373	11,608
Xenon Pharmaceuticals, Inc.	273	12,236
Total Fair Value		$595,355

The accompanying notes are an integral part of these financial statements.

34    Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•)

Common Stocks | 79.2%

Australia | 2.5%
Anglogold Ashanti PLC	54	$4,638
Aurizon Holdings Ltd.	8,552	20,765
BHP Group Ltd.	640	19,313
Evolution Mining Ltd.	226	1,901
Fortescue Ltd.	250	3,655
Goodman Group REIT	1,672	34,375
Northern Star Resources Ltd.	251	4,452
Rio Tinto PLC	193	15,399
South32 Ltd.	722	1,714
Transurban Group	3,938	37,243
		143,455

Belgium | 0.1%
Warehouses De Pauw CVA REIT	339	8,797

Brazil | 1.8%
Energisa SA	1,210	10,381
Iguatemi SA	4,800	22,318
Motiva Infraestrutura de Mobilidade SA	9,600	26,272
Multiplan Empreendimentos Imobiliarios SA	5,700	28,253
Suzano SA	200	1,873
Vale SA	200	2,615
Wheaton Precious Metals Corp.	52	6,113
Yara International ASA	189	7,744
		105,569

Canada | 5.8%
Agnico Eagle Mines Ltd.	84	14,245
Alamos Gold, Inc., Class A	62	2,394
Atco Ltd., Class I	917	37,667
Barrick Mining Corp.	290	12,633

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   35

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Boardwalk Real Estate Investment Trust REIT	669	$31,428
Canadian National Railway Co.	212	20,968
Enbridge, Inc.	204	9,762
First Capital Real Estate Investment Trust REIT	1,521	20,944
Franco-Nevada Corp.	40	8,291
Granite Real Estate Investment Trust REIT	594	35,362
Hydro One Ltd. (#)	1,369	54,499
Kinross Gold Corp.	441	12,421
Lundin Gold, Inc.	63	5,234
Nutrien Ltd.	352	21,727
TC Energy Corp.	807	44,393
Teck Resources Ltd., Class B	33	1,580
		333,548

China | 1.5%
C&D International Investment Group Ltd.	2,000	4,017
China Overseas Land & Investment Ltd.	19,500	30,618
China Resources Land Ltd.	6,000	20,898
Hopson Development Holdings Ltd. (*)	11,668	4,483
Midea Real Estate Holding Ltd. (#)	7,000	3,682
Seazen Group Ltd. (*)	44,000	11,562
Yuexiu Property Co. Ltd.	21,000	10,655
		85,915

Finland | 0.1%
Stora Enso OYJ, R Shares	258	3,230

France | 3.8%
Aeroports de Paris SA	111	14,502
Covivio SA REIT	257	17,080
Engie SA	2,352	61,843
Klepierre SA REIT	344	13,620
TotalEnergies SE	272	17,728
Unibail-Rodamco-Westfield REIT	211	22,933
Vinci SA	492	69,090
		216,796

The accompanying notes are an integral part of these financial statements.

36    Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Germany | 0.2%
TAG Immobilien AG	553	$8,577
Vonovia SE	182	5,247
		13,824

Hong Kong | 1.4%
Henderson Land Development Co. Ltd.	2,000	7,216
Hongkong Land Holdings Ltd.	1,000	6,940
Kerry Properties Ltd.	2,500	6,495
Link REIT	3,400	15,144
Swire Properties Ltd.	4,400	11,848
Wharf Real Estate Investment Co. Ltd.	11,000	34,661
		82,304

Israel | 0.0%
ICL Group Ltd.	512	2,936

Italy | 1.1%
Terna - Rete Elettrica Nazionale	5,762	61,269

Japan | 3.7%
Central Japan Railway Co.	400	11,089
Daiwa House Industry Co. Ltd.	500	16,605
East Japan Railway Co.	1,200	31,758
Hankyu Hanshin Holdings, Inc.	600	15,090
Hoshino Resorts REIT, Inc.	3	4,997
Hulic Co. Ltd.	2,400	26,237
Industrial & Infrastructure Fund Investment Corp. REIT	18	17,681
Japan Prime Realty Investment Corp. REIT	23	15,522
Japan Real Estate Investment Corp. REIT	23	19,209
Katitas Co. Ltd.	300	6,100
KDX Realty Investment Corp. REIT	10	11,219
Nippon Steel Corp.	1,100	4,499
Osaka Gas Co. Ltd.	600	20,826
Sekisui House Reit, Inc.	17	9,766
		210,598

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   37

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Luxembourg | 0.0%
ArcelorMittal SA	43	$1,958

Mexico | 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV	1,600	21,638
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	910	23,906
		45,544

Singapore | 0.7%
Keppel DC REIT	13,260	23,185
Parkway Life REIT	4,100	13,014
UOL Group Ltd.	800	5,433
		41,632

South Africa | 0.8%
Anglo American PLC	432	17,802
Gold Fields Ltd.	160	6,978
Growthpoint Properties Ltd. REIT	19,922	20,653
		45,433

South Korea | 0.1%
POSCO Holdings, Inc.	16	3,376

Spain | 1.0%
Aena SME SA (#)	1,199	33,564
Iberdrola SA	1,015	21,970
		55,534

Sweden | 0.1%
Boliden AB (*)	146	8,080

United Arab Emirates | 0.5%
Emaar Development PJSC	6,374	26,293

The accompanying notes are an integral part of these financial statements.

38    Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

United Kingdom | 4.5%
Big Yellow Group PLC REIT	799	$11,219
National Grid PLC	3,930	60,566
Segro PLC REIT	843	8,155
Severn Trent PLC	589	22,142
Shaftesbury Capital PLC REIT	28,655	55,785
SSE PLC	2,223	65,183
Tritax Big Box REIT PLC	13,937	28,515
United Utilities Group PLC	421	6,773
		258,338

United States | 48.6%
Agree Realty Corp.	266	19,160
Alexandria Real Estate Equities, Inc. REIT	1,126	55,106
Ameren Corp.	758	75,694
American Electric Power Co., Inc.	400	46,124
American Homes 4 Rent, Class A REIT	1,050	33,705
American Tower Corp. REIT	579	101,655
American Water Works Co., Inc.	150	19,575
Apple Hospitality REIT, Inc.	1,478	17,514
Archer-Daniels-Midland Co.	22	1,265
Atmos Energy Corp.	239	40,064
AvalonBay Communities, Inc. REIT	324	58,744
Avery Dennison Corp.	22	4,001
Brixmor Property Group, Inc.	599	15,706
Camden Property Trust REIT	100	11,008
CareTrust REIT, Inc.	779	28,169
CF Industries Holdings, Inc.	134	10,364
Cheniere Energy, Inc.	203	39,461
Chevron Corp.	26	3,963
CMS Energy Corp.	108	7,552
ConocoPhillips	113	10,578
Consolidated Edison, Inc.	238	23,638
Constellation Energy Corp.	30	10,598
Corteva, Inc.	269	18,031

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements    39

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Coterra Energy, Inc.	454	$11,949
Crown Castle, Inc.	1,270	112,865
CSX Corp.	881	31,936
CubeSmart	362	13,050
Darling Ingredients, Inc. (*)	90	3,240
Devon Energy Corp.	54	1,978
Digital Realty Trust, Inc. REIT	396	61,265
Dominion Energy, Inc.	568	33,279
DTE Energy Co.	71	9,158
Duke Energy Corp.	324	37,976
EastGroup Properties, Inc. REIT	234	41,685
Energy Transfer LP	3,401	56,083
Entergy Corp.	603	55,735
Enterprise Products Partners LP	667	21,384
EOG Resources, Inc.	9	945
Equinix, Inc. REIT	79	60,527
Equity LifeStyle Properties, Inc. REIT	180	10,910
Equity Residential REIT	527	33,222
Essex Property Trust, Inc. REIT	55	14,392
Exelon Corp.	468	20,400
Extra Space Storage, Inc. REIT	40	5,209
Exxon Mobil Corp.	157	18,893
Ferrovial SE	966	62,476
First Industrial Realty Trust, Inc.	629	36,023
FMC Corp.	81	1,124
Freeport-McMoRan, Inc.	308	15,643
Halliburton Co.	48	1,357
Host Hotels & Resorts, Inc. REIT	1,443	25,584
Ingredion, Inc.	100	11,026
Invitation Homes, Inc. REIT	1,957	54,385
Iron Mountain, Inc. REIT	121	10,037
Kinder Morgan, Inc.	896	24,631
Marathon Petroleum Corp.	26	4,228
Mid-America Apartment Communities, Inc. REIT	444	61,676
Mosaic Co.	149	3,589
National Storage Affiliates Trust REIT	286	8,068

The accompanying notes are an integral part of these financial statements.

40   Annual Financial Statements

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Newmont Corp.	214	$21,368
NextEra Energy, Inc.	595	47,767
NiSource, Inc.	1,265	52,826
NNN REIT, Inc.	499	19,775
Norfolk Southern Corp.	85	24,541
Nucor Corp.	52	8,482
Omega Healthcare Investors, Inc.	1,168	51,789
Park Hotels & Resorts, Inc. REIT	461	4,822
Phillips 66	36	4,645
Pinnacle West Capital Corp.	205	18,184
Prologis, Inc.	1,030	131,490
Public Storage REIT	134	34,773
Realty Income Corp. REIT	177	9,978
Regency Centers Corp. REIT	431	29,752
Ryman Hospitality Properties, Inc. REIT	101	9,557
Sabra Health Care REIT, Inc.	1,364	25,834
SBA Communications Corp. REIT	489	94,587
Scotts Miracle-Gro Co.	21	1,225
Shell PLC	366	13,445
Simon Property Group, Inc. REIT	465	86,076
SL Green Realty Corp. REIT	494	22,660
SLB Ltd.	33	1,267
STAG Industrial, Inc.	234	8,602
Steel Dynamics, Inc.	23	3,897
Sunstone Hotel Investors, Inc. REIT	1,355	12,114
Targa Resources Corp.	269	49,631
Union Pacific Corp.	238	55,054
Valero Energy Corp.	31	5,047
Ventas, Inc. REIT	814	62,987
WEC Energy Group, Inc.	403	42,500
Welltower, Inc. REIT	551	102,271
Williams Cos., Inc.	1,025	61,613
Xcel Energy, Inc.	735	54,287
		2,800,449

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   41

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Zambia | 0.1%
First Quantum Minerals Ltd. (*)	224	$6,006

Total Common Stocks (Cost $3,992,365)		4,560,884

Exchange-Traded Funds | 2.7%
iShares Gold Trust (~)	795	64,530
iShares Silver Trust (~)	1,443	92,958

Total Exchange-Traded Funds (Cost $75,919)		157,488

Preferred Stocks | 0.0%

Brazil | 0.0%
Petroleo Brasileiro SA – Petrobras (Cost $2,333)	400	2,258

Short-Term Investments | 12.6%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a)	366,014	366,014
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.74% (7 day yield)(~)	357,906	357,907

Total Short-Term Investments (Cost $723,921)		723,921

Total Investments | 94.5% (Cost $4,794,538)		$5,444,551

Cash and Other Assets in Excess of Liabilities | 5.5%		317,191

Net Assets | 100.0%		$5,761,742

The accompanying notes are an integral part of these financial statements.

42    Annual Financial Statements

Lazard Real Assets Portfolio (•) (continued)

(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 1.6% of net assets of the Portfolio.
(*)	Non-income producing security.
(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
(a)	Affiliated investments.

Total Return Swap Agreements open at December 31, 2025 (~):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation		Unrealized Depreciation

USD	GSC	$1,033,861	07/29/26	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expenses (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$79,399	*	$—	*

(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $1,113.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   43

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the custom total return basket swap agreements with GSC, as of December 31, 2025:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount

Aluminium	BCOMLA	4.31%
Brent Crude Oil	BCOMCO	5.52
Chicago Wheat	BCOMW	2.30
Coffee	BCOMKC	2.85
Copper HG	BCOMHG	6.34
Corn	BCOMC	4.71
Cotton	BCOMCT	1.31
Gasoil	BCOMQS	2.20
Gold	BCOMGC	20.28
Heating Oil	BCOMHO	1.72
Kansas Wheat	BCOMKW	1.49
Lead	BCOMLL	0.83
Lean Hogs	BCOMLH	1.63
Live Cattle	BCOMLC	3.70
Natural Gas	BCOMNG	7.11
Nickel	BCOMLN	2.27
RBOB Gasoline	BCOMXB	1.60
Silver	BCOMSI	9.00
Soybean	BCOMS	5.47
Soybean Meal	BCOMSM	3.04
Soybean Oil	BCOMBO	3.45
Sugar	BCOMSB	2.00
WTI Crude Oil	BCOMCL	4.72
Zinc	BCOMLX	2.15
Total		100.00%

The accompanying notes are an integral part of these financial statements.

44    Annual Financial Statements

The Lazard Funds, Inc. Abbreviations

December 31, 2025

Security Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund
PJSC	— Public Joint Stock Company
REITs	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

Counterparty Abbreviations:
BMO	— Bank of Montreal
BNP	— BNP Paribas SA
BOA	— Bank of America N.A.
GSC	— Goldman Sachs International
HSB	— HSBC Bank USA N.A.
MSC	— Morgan Stanley & Co.
NIP	— Nomura International Plc
SGN	— Societe Generale
SSB	— State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   45

The Lazard Funds, Inc. Statements of Assets and Liabilities

December 31, 2025	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio
ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$59,827,449	$21,915,187
Affiliated issuers (Note 5)	2,876,234	1,954,306
Cash	488	—
Foreign currency, at fair value	3,132	—
Receivables for:
Dividends and interest	174,309	10,248
Capital stock sold	211,429	—
Terminated Swaps	40,458	—
Investments sold	22,353	—
Amount due from Investment Manager (Note 3)	—	—
Cash collateral pledged for derivative contracts	474,703	—
Gross unrealized appreciation on swap agreements	11,203,125	49,160
Other assets	—	—
Total assets	74,833,680	23,928,901
LIABILITIES
Securities sold short, at fair value	2,245,708	—
Payables for:
Accrued custodian fees	57,639	21,749
Management fees	42,680	16,321
Accrued professional services	32,613	32,756
Accrued administration fees	24,106	21,565
Accrued shareholders’ reports	10,211	11,389
Accrued distribution fees	77	—
Accrued directors’ fees	—	128
Accrued registration fees	—	1,280
Investments purchased	128,828	—
Capital stock redeemed	112,620	—
Dividends and interest on securities sold short	10,437	—
Gross unrealized depreciation on:
Forward currency contracts	1,366	—
Swap agreements	11,907,610	—
Written options, at fair value	33,830	—
Other accrued expenses and payables	6,850	8,462
Total liabilities	14,614,575	113,650
Net assets	$60,219,105	$23,815,251

The accompanying notes are an integral part of these financial statements.

46   Annual Financial Statements

Lazard Real Assets Portfolio (a)

$5,078,537
366,014
20
54,255

19,787
100
—
—
9,507
260,045
79,399
3,304
5,870,968

—

38,741
—
38,297
20,144
6,859
44
31
266
—
—
—

—
—
—
4,844
109,226
$5,761,742

Annual Financial Statements   47

December 31, 2025	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio
NET ASSETS
Paid in capital	$62,982,474	$17,844,586
Distributable earnings (Accumulated loss)	(2,763,369)	5,970,665
Net assets	$60,219,105	$23,815,251
Institutional Shares
Net assets	$59,579,742	$23,730,481
Shares of capital stock outstanding*	6,332,830	2,340,227
Net asset value, offering and redemption price per share	$9.41	$10.14

Open Shares
Net assets	$639,363	$84,770
Shares of capital stock outstanding*	67,625	8,427
Net asset value, offering and redemption price per share	$9.45	$10.06

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—

Cost of unaffiliated issuers	$62,118,909	$16,378,894
Cost of affiliated issuers	$2,876,234	$1,983,501
Proceeds received from securities sold short	$2,194,801	$—
Proceeds received from written options	$33,450	$—
Cost of foreign currency	$3,127	$—

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

48   Annual Financial Statements

Lazard Real Assets Portfolio (a)

$10,382,925
(4,621,183)
$5,761,742

$5,043,872
471,559

$10.70

$284,675
26,595

$10.70

$433,195
40,484

$10.70

$4,428,524
$366,014
$—
$—
$54,304

Annual Financial Statements   49

The Lazard Funds, Inc. Statements of Operations

For the Year Ended December 31, 2025	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio
Investment Income
Interest	$2,504,784	$79,769
Dividends
Unaffiliated issuers*	96,976	562,085
Affiliated issuers (b)	33,430	5,568
Total investment income	2,635,190	647,422
Expenses
Management fees (Note 3)	508,250	276,174
Professional services	72,403	49,793
Custodian fees	60,200	15,897
Registration fees	37,812	37,761
Administration fees	32,942	29,707
Shareholders’ reports	17,573	14,331
Shareholders’ services	11,743	11,302
Directors’ fees and expenses	8,847	7,475
Distribution fees (Open Shares)	1,370	260
Other	8,532	9,243
Total gross expenses before expenses on securities sold short	759,672	451,943
Broker expenses on securities sold short	20,336	—
Dividend expense on securities sold short	51,676	—
Total gross expenses	831,684	451,943
Management fees waived and expenses reimbursed	(103,971)	(169,629)
Total net expenses	727,713	282,314
Net investment income (loss)	1,907,477	365,108
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,797,716	2,956,931
Securities sold short	(33,611)	—
Foreign currency transactions	22,676	—
Forward currency contracts	(109,739)	(2,916)
Futures contracts	—	—
Written options	77,806	—
Swap agreements	1,978,150	880,983
Total net realized gain (loss)	4,732,998	3,834,998
Net change in unrealized appreciation (depreciation) on:
Investments	(12,254)	(660,521)
Affiliated issuers (b)	—	(29,195)
Securities sold short	(197,692)	—
Foreign currency translations	1,404	—
Forward currency contracts	(23,044)	(13,135)
Futures contracts	—	—
Written options	3,562	—
Swap agreements	(1,200,463)	(7,085)
Total net change in unrealized appreciation (depreciation)	(1,428,487)	(709,936)
Net realized and unrealized gain (loss)	3,304,511	3,125,062
Net increase (decrease) in net assets resulting from operations	$5,211,988	$3,490,170
*Net of foreign withholding taxes paid (reclaimed)	$1,610	$—

#	Dividend income for Lazard Real Assets Portfolio includes $14,499 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $6,559. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Consolidated Statement of Operations.
(b)	See Note 5 for information on affiliated issuers.

The accompanying notes are an integral part of these financial statements.

50   Annual Financial Statements

Lazard Real Assets Portfolio (a)

$9,241

192,017 #
3,703
204,961

33,944
64,916
39,703
38,492
26,907
9,768
17,230
15,317
647
1,192
248,116
—
—
248,116
(205,894)
42,222
162,739

198,947
—
4,704
—
(4,756)
—
40,820
239,715

331,496
—
—
686
—
(6,378)
—
70,254
396,058
635,773
$798,512
$(7,940)	#

Annual Financial Statements   51

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Enhanced Opportunities Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$1,907,477	$1,900,176
Net realized gain (loss)	4,732,998	1,698,888
Net change in unrealized appreciation (depreciation)	(1,428,487)	507,972
Net increase (decrease) resulting from operations	5,211,988	4,107,036

Distributions to shareholders (Note 2(i))
Net investment income and/or net realized gains
Institutional Shares	(384,609)	(2,087,901)
Open Shares	(4,127)	(27,881)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(388,736)	(2,115,782)

Capital stock transactions
Net proceeds from sales
Institutional Shares	33,229,828	8,032,981
Open Shares	892,322	37,362
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	368,618	2,087,901
Open Shares	4,127	27,881
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(20,223,963)	(7,479,679)
Open Shares	(880,101)	(25,739)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	13,390,831	2,680,707
Total increase (decrease) in net assets	18,214,083	4,671,961
Net assets at beginning of period	42,005,022	37,333,061
Net assets at end of period	$60,219,105	$42,005,022

(a)	Consolidated Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

52   Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$365,108	$324,267	$162,739	$554,084
3,834,998	2,566,310	239,715	894,564
(709,936)	1,220,598	396,058	(589,271)
3,490,170	4,111,175	798,512	859,377

(3,067,867)	(3,447,333)	(374,460)	(432,624)
(11,171)	(11,888)	(20,816)	(6,757)
—	—	(40,029)	(5,678)

(3,079,038)	(3,459,221)	(435,305)	(445,059)

2,651,338	152,474	1,125,829	1,442,475
233	6,072	40,192	25,126
—	—	450,638	198,115

2,660,780	3,142,976	368,444	426,201
9,611	10,739	20,816	6,757
—	—	40,029	5,678

(13,645,631)	(8,862,669)	(788,138)	(22,002,069)
(45,958)	(25,127)	(39,399)	(56,297)
—	—	(304,455)	(33,883)

(8,369,627)	(5,575,535)	913,956	(19,987,897)
(7,958,495)	(4,923,581)	1,277,163	(19,573,579)
31,773,746	36,697,327	4,484,579	24,058,158
$23,815,251	$31,773,746	$5,761,742	$4,484,579

Annual Financial Statements   53

	Lazard Enhanced Opportunities Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	4,837,512	4,529,566
Shares sold	3,668,413	951,051
Shares issued to shareholders from reinvestment of distributions	40,686	246,118
Shares redeemed	(2,213,781)	(889,223)
Net increase (decrease)	1,495,318	307,946
Shares outstanding at end of period	6,332,830	4,837,512

Open Shares
Shares outstanding at beginning of period	66,763	62,090
Shares sold	97,519	4,412
Shares issued to shareholders from reinvestment of distributions	453	3,281
Shares redeemed	(97,110)	(3,020)
Net increase (decrease)	862	4,673
Shares outstanding at end of period	67,625	66,763

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

54   Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

3,102,662	3,633,121	404,908	2,456,917
259,868	14,251	106,877	144,198

261,640	302,091	34,990	43,961
(1,283,943)	(846,801)	(75,216)	(2,240,168)
(762,435)	(530,459)	66,651	(2,052,009)
2,340,227	3,102,662	471,559	404,908

11,700	12,446	24,579	27,219
24	593	3,793	2,545

953	1,040	1,975	684
(4,250)	(2,379)	(3,752)	(5,869)
(3,273)	(746)	2,016	(2,640)
8,427	11,700	26,595	24,579

—	—	21,886	4,121
—	—	42,993	20,567

—	—	3,797	572
—	—	(28,192)	(3,374)
—	—	18,598	17,765
—	—	40,484	21,886

Annual Financial Statements   55

The Lazard Funds, Inc. Financial Highlights

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$8.56	$8.13	$7.72	$9.36	$9.13
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.32	0.41	0.11	0.18	0.14 #
Net realized and unrealized gain (loss)	0.59	0.47	0.43	(0.86)	0.48
Total from investment operations	0.91	0.88	0.54	(0.68)	0.62
Less distributions from:
Net investment income	(0.06)	(0.45)	(0.13)	(0.40)	(0.05)
Net realized gains	—	—	—	(0.49)	(0.34)
Return of capital	—	—	—	(0.07)	—
Total distributions	(0.06)	(0.45)	(0.13)	(0.96)	(0.39)
Net asset value, end of period	$9.41	$8.56	$8.13	$7.72	$9.36
Total Return (b)	10.70%	10.94%	7.02%	–7.39%	6.81%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,580	$41,431	$36,827	$39,139	$145,836
Ratios to average net assets:
Net expenses	1.36%	3.55%	3.77%	2.41%	1.70%#
Gross expenses	1.54%	3.93%	4.23%	2.51%	2.05%
Gross expenses, excluding expenses on securities sold short	1.41%	1.63%	1.71%	1.35%	1.54%
Net investment income (loss)	3.56%	4.81%	1.35%	2.03%	1.47%#
Portfolio turnover rate:
Excluding securities sold short	869%	349%	187%	178%	168%
Including securities sold short	857%	440%	270%	233%	341%

The accompanying notes are an integral part of these financial statements.

56    Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$8.59	$8.15	$7.75	$9.37	$9.13
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33	0.39	0.09	0.15	0.13 #
Net realized and unrealized gain (loss)	0.59	0.48	0.42	(0.84)	0.47
Total from investment operations	0.92	0.87	0.51	(0.69)	0.60
Less distributions from:
Net investment income	(0.06)	(0.43)	(0.11)	(0.32)	(0.02)
Net realized gains	—	—	—	(0.49)	(0.34)
Return of capital	—	—	—	(0.12)	—
Total distributions	(0.06)	(0.43)	(0.11)	(0.93)	(0.36)
Net asset value, end of period	$9.45	$8.59	$8.15	$7.75	$9.37
Total Return (b)	10.77%	10.76%	6.63%	–7.45%	6.55%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$639	$574	$506	$434	$775
Ratios to average net assets:
Net expenses	1.61%	3.81%	4.02%	2.89%	1.92%#
Gross expenses	2.60%	5.09%	5.54%	4.34%	2.99%
Gross expenses, excluding expenses on securities sold short	2.47%	2.78%	3.02%	2.95%	2.52%
Net investment income (loss)	3.68%	4.57%	1.13%	1.67%	1.42%#
Portfolio turnover rate:
Excluding securities sold short	869%	349%	187%	178%	168%
Including securities sold short	857%	440%	270%	233%	341%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements    57

#	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.01 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.11%, decreased the net expense ratios by 0.07% and 0.06% respectively and increased the net investment income (loss) ratio by 0.06%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

58    Annual Financial Statements

LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$10.20	$10.07	$9.41	$11.45	$10.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.10	0.13	0.10	0.05
Net realized and unrealized gain (loss)	1.28	1.13	0.83	(1.80)	1.32
Total from investment operations	1.42	1.23	0.96	(1.70)	1.37
Less distributions from:
Net investment income	(0.15)	(0.16)	(0.15)	(0.10)	(0.04)
Net realized gains	(1.33)	(0.94)	(0.15)	(0.24)	(0.46)
Return of capital	—	—	—	— (b)	—
Total distributions	(1.48)	(1.10)	(0.30)	(0.34)	(0.50)
Net asset value, end of period	$10.14	$10.20	$10.07	$9.41	$11.45
Total Return (c)	14.01%	12.29%	10.29%	–14.93%	12.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,730	$31,655	$36,573	$55,441	$78,647
Ratios to average net assets:
Net expenses	1.02%	1.02%	1.02%	1.03%	1.11%
Gross expenses	1.62%	1.52%	1.41%	1.32%	1.28%
Gross expenses, excluding expenses on securities sold short	N/A %*	N/A %*	N/A %*	1.32%	1.19%
Net investment income (loss)	1.32%	0.93%	1.35%	1.03%	0.40%
Portfolio turnover rate:
Excluding securities sold short	56%	57%	109%	128%	65%
Including securities sold short	N/A %*	N/A %*	N/A %*	134%	65%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements    59

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$10.13	$10.00	$9.36	$11.38	$10.52
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.07	0.12	0.07	0.02
Net realized and unrealized gain (loss)	1.27	1.13	0.80	(1.77)	1.31
Total from investment operations	1.38	1.20	0.92	(1.70)	1.33
Less distributions from:
Net investment income	(0.12)	(0.13)	(0.13)	(0.08)	(0.01)
Net realized gains	(1.33)	(0.94)	(0.15)	(0.24)	(0.46)
Return of capital	—	—	—	— (b)	—
Total distributions	(1.45)	(1.07)	(0.28)	(0.32)	(0.47)
Net asset value, end of period	$10.06	$10.13	$10.00	$9.36	$11.38
Total Return (c)	13.72%	12.11%	9.85%	–15.06%	12.65%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$85	$119	$125	$108	$157
Ratios to average net assets:
Net expenses	1.27%	1.27%	1.27%	1.28%	1.36%
Gross expenses	6.46%	5.79%	6.18%	5.14%	4.06%
Gross expenses, excluding expenses on securities sold short	N/A %*	N/A %*	N/A %*	5.13%	3.97%
Net investment income (loss)	1.07%	0.67%	1.25%	0.71%	0.15%
Portfolio turnover rate:
Excluding securities sold short	56%	57%	109%	128%	65%
Including securities sold short	N/A %*	N/A %*	N/A %*	134%	65%

The accompanying notes are an integral part of these financial statements.

60    Annual Financial Statements

*	No securities sold short during the year.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements    61

LAZARD REAL ASSETS PORTFOLIO^

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$9.93	$9.67	$9.54	$11.21	$10.33
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33	0.33	0.31	0.18	0.17
Net realized and unrealized gain (loss)	1.30	0.24	0.10	(1.12)	2.04
Total from investment operations	1.63	0.57	0.41	(0.94)	2.21
Less distributions from:
Net investment income	(0.86)	(0.31)	(0.28)	(0.72)	(1.26)
Net realized gains	—	—	—	(0.01)	(0.07)
Total distributions	(0.86)	(0.31)	(0.28)	(0.73)	(1.33)
Net asset value, end of period	$10.70	$9.93	$9.67	$9.54	$11.21
Total Return (b)	16.80%	5.90%	4.44%	–8.45%	21.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,044	$4,023	$23,755	$33,888	$36,027
Ratios to average net assets:
Net expenses	0.80%	0.81%	0.80%	0.80%	0.80%
Gross expenses	4.63%	2.09%	1.32%	1.34%	1.29%
Net investment income (loss)	3.11%	3.39%	3.31%	1.61%	1.49%
Portfolio turnover rate	32%	31%	68%	182%	35%

The accompanying notes are an integral part of these financial statements.

62    Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$9.95	$9.68	$9.55	$11.22	$10.34
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.30	0.31	0.28	0.18	0.13
Net realized and unrealized gain (loss)	1.29	0.24	0.11	(1.15)	2.05
Total from investment operations	1.59	0.55	0.39	(0.97)	2.18
Less distributions from:
Net investment income	(0.84)	(0.28)	(0.26)	(0.69)	(1.23)
Net realized gains	—	—	—	(0.01)	(0.07)
Total distributions	(0.84)	(0.28)	(0.26)	(0.70)	(1.30)
Net asset value, end of period	$10.70	$9.95	$9.68	$9.55	$11.22
Total Return (b)	16.32%	5.73%	4.16%	–8.68%	21.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$285	$244	$263	$866	$144
Ratios to average net assets:
Net expenses	1.05%	1.06%	1.05%	1.05%	1.05%
Gross expenses	6.01%	3.81%	2.24%	2.15%	5.90%
Net investment income (loss)	2.87%	3.09%	2.93%	1.68%	1.16%
Portfolio turnover rate	32%	31%	68%	182%	35%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements    63

Selected data for a share of capital stock outstanding throughout	Year Ended			For the Period 7/22/22* to
each period	12/31/25	12/31/24	12/31/23	12/31/22
R6 Shares
Net asset value, beginning of period	$9.94	$9.66	$9.54	$10.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.35	0.35	0.34	0.11
Net realized and unrealized gain (loss)	1.27	0.24	0.07	(0.75)
Total from investment operations	1.62	0.59	0.41	(0.64)
Less distributions from:
Net investment income	(0.86)	(0.31)	(0.29)	(0.65)
Net realized gains	—	—	—	(0.01)
Total distributions	(0.86)	(0.31)	(0.29)	(0.66)
Net asset value, end of period	$10.70	$9.94	$9.66	$9.54
Total Return (b)	16.72%	6.17%	4.38%	–5.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$433	$218	$40	$1
Ratios to average net assets (c):
Net expenses	0.75%	0.76%	0.75%	0.75%
Gross expenses	5.15%	3.86%	32.62%	595.55%
Net investment income (loss)	3.28%	3.56%	3.69%	2.34%
Portfolio turnover rate	32%	31%	68%	182%

^	Consolidated Financial Highlights.
*	The inception date for the R6 Shares was July 22, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

64    Annual Financial Statements

The Lazard Funds, Inc. Notes to Financial Statements
December 31, 2025

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2025, the Fund was comprised of twenty no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of certain Portfolios. The financial statements of other Portfolios are presented separately.

Opportunistic Strategies and Real Assets are operated as “diversified” funds, as defined in the 1940 Act. Enhanced Opportunities is operated as a “non-diversified” fund, as defined in the 1940 Act.

The Fund currently offers Institutional Shares and Open Shares and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

Lazard Real Assets Portfolio has a wholly-owned subsidiary, Lazard Real Assets Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objective and policies as described in its prospectus. In addition to investing directly in commodity-linked instruments, the Portfolio may gain exposure to the commodities markets by investing up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of December 31, 2025, net assets of the Portfolio were $5,761,742 of which $855,980, or 14.86%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

Annual Financial Statements    65

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-U.S. listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Trading on certain non-U.S. securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-U.S. countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

66    Annual Financial Statements

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-U.S. securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-U.S. countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable Portfolio securities.

Annual Financial Statements    67

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign

68    Annual Financial Statements

withholding taxes recorded on the Portfolios’ accounting records and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the year ended December 31, 2025, Enhanced Opportunities and Opportunistic Strategies traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract

Annual Financial Statements    69

at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the year ended December 31, 2025, Real Assets traded in futures contracts.

(e) Swap Agreements—Total Return Swap agreements involve commitments to pay a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread in exchange for a periodic return equal to the total return of a specified security, basket of securities, or index for a specified period based on a notional amount. To the extent the total return of the security, basket of securities or index underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indices underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statements of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statements of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the year ended December 31, 2025, each of the Portfolios traded in swap agreements.

(f) Options—Put and call options purchased are accounted for in the same manner as portfolio securities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility

70    Annual Financial Statements

parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the year ended December 31, 2025, Enhanced Opportunities traded in options.

(g) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio designates collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Annual Financial Statements    71

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of December 31, 2025, pursuant to short sale arrangements, a Portfolio has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolio under any agreement or collateral document. At December 31, 2025, Enhanced Opportunities had pledged $45,713,531 of securities held long as collateral under such arrangements.

For the year ended December 31, 2025, the following Portfolios received proceeds from securities sold short and purchases to cover short positions as follows:

Portfolio	Proceeds from Securities Sold Short	Purchased to Cover Short Positions
Enhanced Opportunities	$11,029,415	$9,156,697

For the year ended December 31, 2025, proceeds from securities sold short and purchases to cover short positions on U.S. Treasury Securities for Enhanced Opportunities were $1,452,365 and $623,426, respectively.

(h) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2025, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Real Assets	$(478,235)	$ —

72    Annual Financial Statements

During the year ended December 31, 2025, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Enhanced Opportunities	$5,318,834
Real Assets	119,194

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced Opportunities	$63,140,663	$12,394,247	$15,094,688	$(2,700,441)
Opportunistic Strategies	18,327,834	5,590,819	—	5,590,819
Real Assets	9,244,634	697,589	5,013,067	(4,315,478)

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(i) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that Real Assets’ dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if

Annual Financial Statements    73

not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset Real Assets’ ordinary income and/or capital gains for that year, or any future tax year.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, net operating losses, distributions redesignations,Treasury Inflation- Protected Securities, currency straddles, capital loss carryforwards, foreign bond bifurcation, organizational expenses, passive foreign investment company gains and losses, deemed dividends on convertible debt, equalization accounting (as described above), straddles, certain fixed-income securities, expenses, derivatives, partnership investments, controlled foreign corporation, return of capital distributions, and distributions from real estate investment trusts (“REITs”).

The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts as follows:

Portfolio	Paid in Capital	Distributable Earnings (Accumulated Loss)
Enhanced Opportunities	$945	$(945)
Opportunistic Strategies	971,760	(971,760)
Real Assets	148,446	(148,446)

74    Annual Financial Statements

The tax character of dividends and distributions paid during the years ended December 31, were as follows:

	Ordinary Income		Long-Term Capital Gain
Portfolio	2025	2024	2025	2024
Enhanced Opportunities	$388,736	$2,115,782	$—	$—
Opportunistic Strategies	700,511	1,252,002	2,378,527	2,207,219
Real Assets	435,305	445,059	—	—

At December 31, 2025, the components of distributable earnings (accumulated loss), on a tax basis, were as follows:

Portfolio	Undistributed Ordinary Income (Deferred Ordinary Losses)	Undistributed Long-Term Capital Gain (Deferred Capital Losses)	Net Unrealized Appreciation (Depreciation) Including Foreign Currency
Enhanced Opportunities	$505,154	$—	$(3,268,523)
Opportunistic Strategies	331,995	47,851	5,590,819
Real Assets	25,154	(478,235)	(4,168,102)

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Active ETF Trust, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Annual Financial Statements    75

(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Enhanced Opportunities	0.95%
Opportunistic Strategies	1.00
Real Assets	0.65

The Investment Manager provides investment management and other services to the Subsidiary. The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, Real Assets pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

76    Annual Financial Statements

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2026 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares
Enhanced Opportunities (a)	1.20%	1.45%	N/A	%
Opportunistic Strategies	1.02	1.27	N/A
Real Assets (b)	0.80	1.05	0.75

(a)	From January 1, 2025 to June 23, 2025, annual rates were 1.25% and 1.50%.
(b)	This agreement will continue in effect until May 1, 2035 for R6 Shares.

During the year ended December 31, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Enhanced Opportunities	$98,516	$—	$5,205	$250
Opportunistic Strategies	164,318	—	1,023	4,288
Real Assets	29,084	142,464	1,683	11,151

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Real Assets	$3,177	$18,335

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

Annual Financial Statements    77

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares.The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the year ended December 31, 2025 were as follows:

Portfolio	Purchases	Sales
Enhanced Opportunities	$210,170,630	$200,044,825
Opportunistic Strategies	13,846,076	22,579,266
Real Assets	2,054,658	1,316,145

	U.S. Treasury Securities
Portfolio	Purchases	Sales
Enhanced Opportunities	$4,261,917	$4,028,619

78    Annual Financial Statements

For the year ended December 31, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

A summary of the Fund’s transactions in Lazard mutual funds for the year ended December 31, 2025 is as follows:

Issue	Value at December 31, 2024	Purchase cost	Sales proceeds	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at December 31, 2025	Value at December 31, 2025
Enhanced Opportunities
Lazard Government Money Market Portfolio	$—	$58,145,531	$(55,269,297)	$—	$33,430	2,876,234	$2,876,234
Opportunistic Strategies
Lazard Government Money Market Portfolio	$—	$4,751,017	$(3,254,036)	$—	$5,568	1,496,981	$1,496,981
Lazard Next Gen Technologies ETF	$—	$486,520	$—	$(29,195)	$—	12,195	$457,325
Real Assets
Lazard Government Money Market Portfolio	$—	$989,530	$(623,516)	$—	$3,703	366,014	$366,014

6. Line of Credit

The Fund had a $100 million committed line of credit (the “Line of Credit”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the terms of the Line of Credit, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. Costs for the unused portion of the commitment and the upfront fee are allocated among the Funds and among their Portfolios primarily on the basis of relative net

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assets. During the year ended December 31, 2025, the following Portfolios had borrowings under the Line of Credit as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Enhanced Opportunities	$2,986,908	$2,986,908	4.97%	3
Opportunistic Strategies	758,656	1,077,343	4.76	6

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Line of Credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Line of Credit, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests.These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s).To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events

80    Annual Financial Statements

such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Convertible Securities Risk—The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

(c) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

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Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

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Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(d) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

●	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

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●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(e) Non-U.S. Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates.

(f) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging

84    Annual Financial Statements

countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(g) Foreign Currency Risk—Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

(h) Short Position Risk—Short positions may involve substantial risks. If a short position appreciates in value during the period of a Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, a Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

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(i) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

86    Annual Financial Statements

(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market.This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

(k) Real Estate Investments Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

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Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(l) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(m) Commodities-Related Investments Risk—Exposure to the commodities markets may subject a Portfolio to greater volatility than other types of investments.The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the

88    Annual Financial Statements

underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

(n) Subsidiary and Tax Status Risk—The Real Assets Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could fail to qualify as a RIC and be subject to tax. The tax treatment of the Portfolio’s investments in the Subsidiary and commodity-linked derivative instruments could affect whether income derived from such investment is “qualifying income” under the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

(o) Closed-End Funds and ETFs Risk—Shares of closed-end funds and ETFs in which a Portfolio may invest may trade at prices that vary from their net asset values, sometimes significantly. The shares of closed-end funds and ETFs may trade at prices at, below or above their net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset value. In addition, the performance of an ETF pursuing a

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passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in closed-end funds and ETFs are subject to the risks of the closed-end funds’ and ETFs’ investments, as well as to the general risks of investing in closed-end funds and ETFs, respectively. A Portfolio investing in closed-end funds or ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the closed-end funds and/or ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more closed-end funds and/or ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

(p) Government Securities Risk—Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio

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shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Non-Diversification Risk—For a Portfolio that is classified as “non- diversified” under the 1940 Act, the Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and

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refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of a Portfolio is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of December 31, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025

Enhanced Opportunities
Assets:
Common Stocks*
China	$6,558	$—	$—	$6,558
Luxembourg	—	—	20,125	20,125
Netherlands	104,548	—	—	104,548
United States	262,697	—	—	262,697
Convertible Corporate Bonds*	—	32,709,030	—	32,709,030
Corporate Bonds*	—	279,586	—	279,586
Purchased Options	29,744	118	—	29,862
U.S. Treasury Securities	—	26,412,542	—	26,412,542
Warrants*	2,501	—	—	2,501
Short-Term Investments	2,876,234	—	—	2,876,234
Other Financial Instruments†
Total Return Swap Agreements	—	11,203,125	—	11,203,125
Total	$3,282,282	$70,604,401	$20,125	$73,906,808

Liabilities:
Securities Sold Short
Common Stocks*
Australia	$—	$—	$—	$—
Canada	(7,267)	—	—	(7,267)
China	—	(274,226)	—	(274,226)
Netherlands	—	(80,003)	—	(80,003)
United States	(1,056,373)	—	—	(1,056,373)
U.S. Treasury Securities	—	(827,839)	—	(827,839)
Other Financial Instruments†
Forward Currency Contracts	—	(1,366)	—	(1,366)
Total Return Swap Agreements	—	(11,907,610)	—	(11,907,610)
Written Options	(33,830)	—	—	(33,830)
Total	$(1,097,470)	$(13,091,044)	$—	$(14,188,514)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025

Opportunistic Strategies
Exchange-Traded Funds Jersey	$—	$271,770	$—	$271,770
United States	22,100,742	—	—	22,100,742
Short-Term Investments	1,496,981	—	—	1,496,981
Other Financial Instruments†
Total Return Swap Agreements	—	49,160	—	49,160
Total	$23,597,723	$320,930	$—	$23,918,653
Real Assets
Common Stocks*
Australia	$—	$143,455	$—	$143,455
Belgium	—	8,797	—	8,797
Brazil	6,113	99,456	—	105,569
Canada	333,548	—	—	333,548
China	—	85,915	—	85,915
Finland	—	3,230	—	3,230
France	—	216,796	—	216,796
Germany	—	13,824	—	13,824
Hong Kong	—	82,304	—	82,304
Israel	—	2,936	—	2,936
Italy	—	61,269	—	61,269
Japan	—	210,598	—	210,598
Luxembourg	—	1,958	—	1,958
Mexico	45,544	—	—	45,544
Singapore	—	41,632	—	41,632
South Africa	—	45,433	—	45,433
South Korea	—	3,376	—	3,376
Spain	—	55,534	—	55,534
Sweden	—	8,080	—	8,080
United Arab Emirates	—	26,293	—	26,293
United Kingdom	—	258,338	—	258,338
United States	2,724,528	75,921	—	2,800,449
Zambia	6,006	—	—	6,006
Exchange-Traded Funds	157,488	—	—	157,488
Preferred Stocks*	—	2,258	—	2,258
Short-Term Investments	723,921	—	—	723,921
Other Financial Instruments†
Total Return Swap Agreements	—	79,399	—	79,399
Total	$3,997,148	$1,526,802	$—	$5,523,950

*	Portfolio holdings are disclosed on an individual basis in the Portfolios of Investments.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, options contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

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A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the year ended December 31, 2025, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Enhanced Opportunities		Opportunistic Strategies		Real Assets
Forward currency contracts:
Average amounts purchased	$1,000,000	(a)	$1,500,000	(b)	$—
Average amounts sold	1,500,000		1,500,000	(c)	—

Futures contracts:
Average notional value of contracts-long	—		—		200,000	(d)

Total return swap agreements:
Average notional value	114,200,000		2,000,000		900,000
(a)	Represents average monthly notional exposure for three months the derivative instrument was open during the period.
(b)	Represents average monthly notional exposure for one month the derivative instrument was open during the period.
(c)	Represents average monthly notional exposure for nine months the derivative instrument was open during the period.
(d)	Represents average monthly notional exposure for six months the derivative instrument was open during the period.

Enhanced Opportunities also purchased options having an average monthly notional exposure of less than $50,000.

Enhanced Opportunities also wrote options having an average monthly notional exposure of less than $50,000.

96   Annual Financial Statements

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2025:

Enhanced Opportunities

Assets – Derivative Financial Instruments	Total
Purchased options – Equity contracts
Investment in securities, at fair value	$29,862
Swap agreements – Equity contracts
Unrealized appreciation on swap agreements	11,203,125
Total	$11,232,987

Liabilities – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$1,366	$—	$1,366
Swap agreements
Unrealized depreciation on swap agreements	11,838,852	—	68,758	11,907,610
Written options
Written options, at fair value	33,830	—	—	33,830
Total	$11,872,682	$1,366	$68,758	$11,942,806

Opportunistic Strategies

Assets – Derivative Financial Instruments	Total
Swap agreements – Equity contracts
Unrealized appreciation on swap agreements	$49,160

Real Assets

Assets – Derivative Financial Instruments	Total
Swap agreements – Commodities
Unrealized appreciation on swap agreements	$79,399

Annual Financial Statements    97

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was:

Enhanced Opportunities

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Forward currency contracts	$—	$(109,739)	$—	$(109,739)
Purchased options*	984	—	—	984
Swap agreements	1,780,808	—	197,342	1,978,150
Written options	77,806	—	—	77,806
Total	$1,859,598	$(109,739)	$197,342	$1,947,201
*	Purchased options are included under net realized gain/loss on investments on Statements of Operations.

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Forward currency contracts	$—	$(23,044)	$—	$(23,044)
Purchased options*	(41,376)	—	—	(41,376)
Swap agreements	(1,131,705)	—	(68,758)	(1,200,463)
Written options	3,562	—	—	3,562
Total	$(1,169,519)	$(23,044)	$(68,758)	$(1,261,321)
*	Purchased options are included under net unrealized gain/loss on investments on Statements of Operations.

Opportunistic Strategies

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$(2,916)	$(2,916)
Swap agreements	880,983	—	880,983
Total	$880,983	$(2,916)	$878,067

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$(13,135)	$(13,135)
Swap agreements	(7,085)	—	(7,085)
Total	$(7,085)	$(13,135)	$(20,220)

98   Annual Financial Statements

Real Assets

Net Realized Gain (Loss) from:	Total
Futures contracts – Commodity contracts	$(4,756)
Swap agreements – Commodity contracts	40,820
Total	$36,064

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Futures contracts – Commodity contracts	$(6,378)
Swap agreements – Commodity contracts	70,254
Total	$63,876

As of December 31, 2025, Enhanced Opportunities, Opportunistic Strategies and Real Assets held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios is presented in the below table, as of December 31, 2025:

Enhanced Opportunities

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total return swap agreements	$11,203,125	$—	$11,203,125

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Bank of America N.A.	$58,503	$(58,503)	$—	$—
Bank of Montreal	241,464	(240,486)	—	978
BNP Paribas SA	8,520,691	(8,520,691)	—	—
Nomura International Plc	2,174,110	(1,971,531)	—	202,579
Societe Generale	208,357	(208,357)	—	—
Total	$11,203,125	$(10,999,568)	$—	$203,557

Annual Financial Statements   99

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward currency contracts	$1,366	$—	$1,366
Total return swap agreements	11,907,610	—	11,907,610
Total	$11,908,976	$—	$11,908,976

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Bank of America N.A.	$63,317	$(58,503)	$—	$4,814
Bank of Montreal	240,486	(240,486)	—	—
BNP Paribas SA	9,411,033	(8,520,691)	—	890,342
HSBC Bank USA N.A.	8,763	—	—	8,763
Nomura International Plc	1,971,531	(1,971,531)	—	—
Societe Generale	212,480	(208,357)	—	4,123
State Street Bank & Trust Co.	1,366	—	—	1,366
Total	$11,908,976	$(10,999,568)	$—	$909,408

Opportunistic Strategies

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total return swap agreements	$49,160	$—	$49,160

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Goldman Sachs International	$49,160	$—	$—	$49,160

100   Annual Financial Statements

Real Assets

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total return swap agreements	$79,399	$—	$79,399

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Goldman Sachs International	$79,399	$—	$—	$79,399

11. Segment Reporting

The Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

Annual Financial Statements   101

12. New Accounting Pronouncements

During the year ended December 31, 2025, the Portfolios adopted FASB ASU 2023-09 Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”), which was intended to enhance transparency and consistency in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The adoption of ASU 2023-09 did not result in any changes to the Portfolios’ financial statements or disclosures.

13. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

102   Annual Financial Statements

The Lazard Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Lazard Enhanced Opportunities Portfolio, Lazard Opportunistic Strategies Portfolio, Lazard Real Assets Portfolio and the Board of Directors of The Lazard Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lazard Enhanced Opportunities Portfolio and Lazard Opportunistic Strategies Portfolio, two of the portfolios constituting The Lazard Funds, Inc., including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes. We have also audited the accompanying consolidated statement of assets and liabilities of Lazard Real Assets Portfolio (collectively, with the portfolios mentioned above, the “Portfolios”), one of the portfolios constituting The Lazard Funds, Inc., including the consolidated portfolio of investments, as of December 31, 2025, the related consolidated statement of operations for the year then ended, consolidated statements of changes in net assets for each of the two years in the period then ended, consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios listed above as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent

Annual Financial Statements   103

with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York

February 26, 2026

We have served as the auditor of one or more of the investment companies in the Lazard Fund Complex since 2004.

104   Annual Financial Statements

The Lazard Funds, Inc.

Tax and Other Information (unaudited)

Tax Information

Year Ended December 31, 2025

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2025.

Of the dividends paid by the Portfolios, the corresponding percentage shown below is qualified dividend income.

Portfolio	Percentage
Enhanced Opportunities	3.04%
Opportunistic Strategies	23.51
Real Assets	22.23

Of the dividends paid by the Portfolios, the corresponding percentage represents the amount of each dividend that qualifies for the dividends received deduction available to corporate shareholders.

Portfolio	Percentage
Enhanced Opportunities	0.01%
Opportunistic Strategies	1.77
Real Assets	6.72

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to U.S. nonresident shareholders.

The Portfolios intend to pass through to shareholders foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

Portfolio	Foreign Source Income	Foreign Tax Paid/Credit
Enhanced Opportunities	$—	$ —
Opportunistic Strategies	72,661	9,358
Real Assets	—	—

Annual Financial Statements   105

Of the dividends paid by the Portfolios, the corresponding amount represents the long-term capital gains paid to shareholders.

Portfolio	Long-Term Capital Gains
Enhanced Opportunities	$—
Opportunistic Strategies	2,378,527
Real Assets	—

106   Annual Financial Statements

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Annual Financial Statements   107

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

This information is not applicable for the reporting period.

108   Annual Financial Statements

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS030

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) See Item 2

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: February 27, 2026

By /s/ Christina Kennedy

Christina Kennedy

Chief Financial Officer

Date: February 27, 2026